UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA	94403-1906
(Address of principal executive offices)	(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/08

Item 1.	Reports to Stockholders.

JUNE 30, 2008

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

SEMIANNUAL REPORT

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SEMIANNUAL REPORT

TABLE OF CONTENTS

Important Notes to Performance Information	i
Fund Summaries
Franklin Flex Cap Growth Securities Fund	FFC-1
Franklin Global Communications Securities Fund	FGC-1
*Prospectus Supplement	FGC-7
Franklin Global Real Estate Securities Fund	FGR-1
Franklin Growth and Income Securities Fund	FGI-1
Franklin High Income Securities Fund	FH-1
Franklin Income Securities Fund	FI-1
Franklin Large Cap Growth Securities Fund	FLG-1
Franklin Large Cap Value Securities Fund	FLV-1
Franklin Rising Dividends Securities Fund	FRD-1
Franklin Small Cap Value Securities Fund	FSV-1
Franklin Small-Mid Cap Growth Securities Fund	FSC-1
Franklin Strategic Income Securities Fund	FSI-1
*Prospectus Supplement	FSI-10
Franklin Templeton VIP Founding Funds Allocation Fund	FFA-1
Franklin U.S. Government Fund	FUS-1
Mutual Discovery Securities Fund	MD-1
Mutual Shares Securities Fund	MS-1
Templeton Developing Markets Securities Fund	TD-1
Templeton Foreign Securities Fund	TF-1
Templeton Global Asset Allocation Fund	TGA-1
*Prospectus Supplement	TGA-11
Templeton Global Income Securities Fund	TGI-1
*Prospectus Supplement	TGI-9
Templeton Growth Securities Fund	TG-1
Index Descriptions	I-1
Shareholder Information	SI-1

*Not part of the semiannual report

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MASTER CLASS – 4

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

FRANKLIN FLEX CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Flex Cap Growth Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Flex Cap Growth Securities Fund – Class 4 had a -8.22% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 2 performance, which includes a 12b-1 fee expense of 0.25% per year. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was +4.05%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Flex Cap Growth Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FFC-1

Fund Goal and Main Investments: Franklin Flex Cap Growth Securities Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its benchmark, the Russell 3000® Growth Index, which had a -9.04% total return for the same period.1

Economic and Market Overview

The U.S. economy struggled during the six months ended June 30, 2008, as it contended with record-high oil prices, a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Gross domestic product (GDP) growth registered annualized rates of 0.9% in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past six months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose from 5.0% at the beginning of the period to 5.5% in June, the highest level since 2004.2 Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and finance-related industries were especially hard hit. Volatile oil prices reached a historical high in June, touching $143 per barrel before retreating to $140 by period-end. Many other commodity prices — including coal, natural gas, precious metals, raw materials and agricultural commodities — also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.2

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Smaller, newer or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund may have significant investments in particular sectors such as technology, which can be highly volatile. The Fund’s prospectus also includes a description of the main investment risks.

FFC-2

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made four cuts to its key federal funds target rate during the period, lowering it 225 basis points, from 4.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and had a total return of -13.38%, the broader Standard & Poor’s 500 Index (S&P 500) a -11.91% total return, and the technology-heavy NASDAQ Composite Index a -13.22% total return.3 The energy and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

Investment Strategy

We are research-driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we seek companies whose current market price, in our opinion, does not reflect the company’s future growth prospects. We believe our independent research and consistently applied investment philosophy and methodology for discovering growth companies can be successful over the long term. We choose companies that have identifiable drivers of future earnings growth and that we believe present a good trade-off between that potential earnings growth, business and financial risk, and valuation. We favor companies with competitive advantages such as leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management, strong balance sheets, above average or rising margins, and strong returns on capital invested in the business.

In choosing individual equity investments, we consider such factors as the company’s financial strength, management’s expertise, the company’s growth potential within the industry and the industry’s growth potential. In evaluating sector weightings in the Fund’s investment portfolio, we consider, but may deviate from, the relative weightings of sectors in the Russell 3000 Growth Index.

3. Source: © 2008 Morningstar. Please see Index Descriptions following the Fund Summaries.

FFC-3

Manager’s Discussion

From a sector perspective, information technology and health care were top contributors to Fund performance relative to the Russell 3000 Growth Index during the reporting period, mainly due to stock selection.4 The information technology sector benefited Fund returns, as the world’s largest consumer payment system operator Visa5 and thermal imaging systems designer FLIR Systems appreciated in value. Also supporting relative Fund performance in the health care sector was the biotechnology industry, where Gilead Sciences and Celgene were major contributors. Another key contributor was independent oil and gas producer Devon Energy5 in the energy sector.

In contrast, the energy, industrials and consumer staples sectors weighed on relative Fund performance for the period under review.6 An underweighted position in the energy sector, particularly in the energy equipment and services and the oil, gas and consumable fuels industries, hurt Fund returns. Stock selection in the industrials sector had a negative impact on the Fund’s relative performance, with notable losses from solar power cells and panels manufacturer SunPower and castings manufacturer Precision Castparts. Stock selection in consumer staples also negatively affected relative Fund performance, as beverage company Hansen Natural declined in value. Other major detractors included animal hospitals operator VCA Antech in the health care sector and computer graphics chips manufacturer NVIDIA in the information technology sector.

Thank you for your participation in Franklin Flex Cap Growth Securities Fund. We look forward to serving your future investment needs.

4. The information technology sector comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI. The health care sector comprises health care equipment and services; and pharmaceuticals, biotechnology and life sciences in the SOI.

5. This holding is not an index component.

6. The industrials sector comprises capital goods, commercial services and supplies, and transportation in the SOI. The consumer staples sector comprises food and staples retailing; food, beverage and tobacco; and household and personal products in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Flex Cap Growth

Securities Fund

6/30/08

Company Sector/Industry	% of Total Net Assets

Gilead Sciences Inc.	2.9%
Pharmaceuticals, Biotechnology & Life Sciences

Apple Inc.	2.6%
Technology Hardware & Equipment

Google Inc., A	2.5%
Software & Services

FLIR Systems Inc.	2.5%
Technology Hardware & Equipment

American Tower Corp., A	2.3%
Telecommunication Services

Activision Inc.	2.2%
Software & Services

Visa Inc., A	2.2%
Software & Services

Cisco Systems Inc.	2.1%
Technology Hardware & Equipment

QUALCOMM Inc.	2.0%
Technology Hardware & Equipment

Praxair Inc.	2.0%
Materials

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FFC-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Flex Cap Growth Securities Fund – Class 4

FFC-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$1,040.50	$3.53
Hypothetical (5% return before expenses)	$1,000	$1,019.74	$5.17

*Expenses are calculated using the annualized expense ratio, net of expense waiver, for the Fund’s Class 4 shares (1.03%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

FFC-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Flex Cap Growth Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007		2006		2005[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.72	$11.14		$10.59		$10.00

Income from investment operations[b]:
Net investment income[c]	— [d]	0.04		0.02		0.03
Net realized and unrealized gains (losses)	(1.05)	1.55		0.53		0.57

Total from investment operations	(1.05)	1.59		0.55		0.60

Less distributions from net investment income	(0.01)	(0.01)		—	[d]	(0.01)

Net asset value, end of period	$11.66	$12.72		$11.14		$10.59

Total return[e]	(8.24)%	14.32%		5.20%		5.99%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.20%	1.25%		1.32%		1.45%
Expenses net of waiver and payments by affiliates	0.93% [g]	0.93%	[g]	0.93%	[g]	0.93%	[g]
Net investment income (loss)	(0.01)%	0.31%		0.19%		0.30%

Supplemental data
Net assets, end of period (000’s)	$262,689	$206,218		$60,520		$26,935
Portfolio turnover rate	17.27%	30.15%		67.01%		36.58%

aFor the period March 1, 2005 (commencement of operations) to December 31, 2005.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FFC-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Flex Cap Growth Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.22

Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)
Net realized and unrealized gains (losses)	0.48

Total from investment operations	0.46

Less distributions from net investment income	(0.03)

Net asset value, end of period	$11.65

Total return[d]	4.05%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.30%
Expenses net of waiver and payments by affiliates	1.03%[f]
Net investment income (loss)	(0.11)%

Supplemental data
Net assets, end of period (000’s)	$9,979
Portfolio turnover rate	17.27%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FFC-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks 90.5%
Banks 0.5%
Wells Fargo & Co.	55,000	$1,306,250

Capital Goods 4.9%
Danaher Corp.	55,000	4,251,500
Precision Castparts Corp.	37,000	3,565,690
[a]SunPower Corp., A	25,000	1,799,500
[a]Terex Corp.	30,000	1,541,100
United Technologies Corp.	35,000	2,159,500

		13,317,290

Commercial Services & Supplies 0.8%
[a]Stericycle Inc.	40,000	2,068,000

Consumer Durables & Apparel 0.5%
Harman International Industries Inc.	35,000	1,448,650

Consumer Services 0.6%
[a]Chipotle Mexican Grill Inc., A	19,000	1,569,780

Diversified Financials 2.4%
CME Group Inc.	2,800	1,072,932
The Goldman Sachs Group Inc.	10,180	1,780,482
T. Rowe Price Group Inc.	65,000	3,670,550

		6,523,964

Energy 5.7%
Devon Energy Corp.	30,000	3,604,800
[a]National Oilwell Varco Inc.	18,000	1,596,960
[a]Petrohawk Energy Corp.	40,000	1,852,400
Schlumberger Ltd.	33,000	3,545,190
Smith International Inc.	60,000	4,988,400

		15,587,750

Food & Staples Retailing 1.7%
CVS Caremark Corp.	115,000	4,550,550

Food, Beverage & Tobacco 2.5%
[a]Hansen Natural Corp.	110,000	3,170,200
PepsiCo Inc.	59,100	3,758,169

		6,928,369

Health Care Equipment & Services 2.8%
[a]Hologic Inc.	40,000	872,000
Stryker Corp.	45,000	2,829,600
[a]Varian Medical Systems Inc.	25,450	1,319,583
[a]VCA Antech Inc.	90,000	2,500,200

		7,521,383

Household & Personal Products 2.0%
Clorox Co.	41,000	2,140,200
The Procter & Gamble Co.	54,000	3,283,740

		5,423,940

Insurance 1.9%
AFLAC Inc.	50,000	3,140,000
Assurant Inc.	30,000	1,978,800

		5,118,800

FFC-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Materials 3.1%
Ecolab Inc.	70,000	$3,009,300
Praxair Inc.	57,000	5,371,680

		8,380,980

Media 0.9%
[a]The DIRECTV Group Inc.	55,000	1,425,050
The Walt Disney Co.	35,630	1,111,656

		2,536,706

Pharmaceuticals, Biotechnology & Life Sciences 11.4%
[a]Celgene Corp.	75,000	4,790,250
[a]Covance Inc.	47,000	4,042,940
[a]Genentech Inc.	55,000	4,174,500
[a]Gilead Sciences Inc.	150,000	7,942,500
Johnson & Johnson	65,000	4,182,100
Schering-Plough Corp.	175,000	3,445,750
[a]Waters Corp.	40,000	2,580,000

		31,158,040

Retailing 1.9%
[a]Dick’s Sporting Goods Inc.	86,530	1,535,042
PetSmart Inc.	90,000	1,795,500
Target Corp.	40,000	1,859,600

		5,190,142

Semiconductors & Semiconductor Equipment 4.2%
[a]Lam Research Corp.	35,000	1,265,250
Microchip Technology Inc.	115,000	3,512,100
[a]Microsemi Corp.	150,000	3,777,000
[a]NVIDIA Corp.	160,000	2,995,200

		11,549,550

Software & Services 17.9%
[a]Activision Inc.	180,000	6,132,600
[a]Adobe Systems Inc.	90,000	3,545,100
[a]Autodesk Inc.	55,000	1,859,550
[a]Cognizant Technology Solutions Corp., A	55,000	1,788,050
[a]Concur Technologies Inc.	35,000	1,163,050
FactSet Research Systems Inc.	70,000	3,945,200
[a]Google Inc., A	13,000	6,843,460
MasterCard Inc., A	17,000	4,513,840
[a]Nuance Communications Inc.	70,000	1,096,900
[a]Omniture Inc.	55,000	1,021,350
[a]Oracle Corp.	200,000	4,200,000
Paychex Inc.	100,000	3,128,000
[a]Salesforce.com Inc.	51,000	3,479,730
[a]Visa Inc., A	75,000	6,098,250

		48,815,080

Technology Hardware & Equipment 15.4%
[a]Apple Inc.	42,000	7,032,480
[a]Cisco Systems Inc.	250,000	5,815,000
Corning Inc.	95,000	2,189,750
[a]FLIR Systems Inc.	165,000	6,694,050

FFC-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Technology Hardware & Equipment (continued)
Harris Corp.	50,000	$2,524,500
Hewlett-Packard Co.	90,000	3,978,900
QUALCOMM Inc.	125,000	5,546,250
[a]Research In Motion Ltd. (Canada)	35,000	4,091,500
[a]Riverbed Technology Inc.	60,000	823,200
[a]Trimble Navigation Ltd.	95,000	3,391,500

		42,087,130

Telecommunication Services 5.8%
America Movil SAB de CV, L, ADR (Mexico)	65,000	3,428,750
[a]American Tower Corp., A	150,000	6,337,500
AT&T Inc.	50,000	1,684,500
[a]NII Holdings Inc.	95,000	4,511,550

		15,962,300

Transportation 3.6%
C.H. Robinson Worldwide Inc.	60,000	3,290,400
Canadian National Railway Co. (Canada)	50,000	2,404,000
Expeditors International of Washington Inc.	95,000	4,085,000

		9,779,400

Total Common Stocks before Short Term Investment (Cost $240,029,360)		246,824,054

Short Term Investment (Cost $33,020,222) 12.1%
Money Market Fund 12.1%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17%	33,020,222	33,020,222

Total Investments (Cost $273,049,582) 102.6%		279,844,276
Other Assets, less Liabilities (2.6)%		(7,175,754)

Net Assets 100.0%		$272,668,522

Selected Portfolio Abbreviation

ADR - American Depository Receipt

aNon-income producing for the twelve months ended June 30, 2008.

bSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FFC-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Flex Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$240,029,360
Cost - Sweep Money Fund (Note 7)	33,020,222

Total cost of investments	$273,049,582

Value - Unaffiliated issuers	$246,824,054
Value - Sweep Money Fund (Note 7)	33,020,222

Total value of investments	279,844,276
Cash	9,584
Receivables:
Investment securities sold	612,217
Capital shares sold	8,466,244
Dividends	40,658

Total assets	288,972,979

Liabilities:
Payables:
Investment securities purchased	15,924,292
Capital shares redeemed	103,523
Affiliates	246,254
Accrued expenses and other liabilities	30,388

Total liabilities	16,304,457

Net assets, at value	$272,668,522

Net assets consist of:
Paid-in capital	$275,167,342
Undistributed net investment income	47,218
Net unrealized appreciation (depreciation)	6,794,694
Accumulated net realized gain (loss)	(9,340,732)

Net assets, at value	$272,668,522

Class 2:
Net assets, at value	$262,689,305

Shares outstanding	22,529,361

Net asset value and maximum offering price per share	$11.66

Class 4:
Net assets, at value	$9,979,217

Shares outstanding	856,891

Net asset value and maximum offering price per share	$11.65

The accompanying notes are an integral part of these financial statements.

FFC-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Flex Cap Growth Securities Fund
Investment income:
Dividends
Unaffiliated issuers	$724,914
Sweep Money Fund	325,108

Total investment income	1,050,022

Expenses:
Management fees (Note 3a)	748,826
Administrative fees (Note 3b)	284,882
Distribution fees: (Note 3c)
Class 2	283,814
Class 4	2,187
Unaffiliated transfer agent fees	297
Custodian fees (Note 4)	1,380
Reports to shareholders	30,841
Professional fees	15,755
Trustees’ fees and expenses	286
Other	3,277

Total expenses	1,371,545
Expenses waived/paid by affiliates (Note 3e)	(310,665)

Net expenses	1,060,880

Net investment income (loss)	(10,858)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(5,347,421)
Foreign currency transactions	4,747

Net realized gain (loss)	(5,342,674)

Net change in unrealized appreciation (depreciation) on investments	(11,838,112)

Net realized and unrealized gain (loss)	(17,180,786)

Net increase (decrease) in net assets resulting from operations	$(17,191,644)

The accompanying notes are an integral part of these financial statements.

FFC-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Flex Cap Growth Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(10,858)	$339,189
Net realized gain (loss) from investments and foreign currency transactions	(5,342,674)	(1,127,901)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(11,838,112)	12,094,272

Net increase (decrease) in net assets resulting from operations	(17,191,644)	11,305,560

Distributions to shareholders from:
Net investment income:
Class 2	(267,065)	(91,403)
Class 4	(12,871)	—

Total distributions to shareholders	(279,936)	(91,403)

Capital share transactions: (Note 2)
Class 2	73,515,085	134,483,496
Class 4	10,406,892	—

Total capital share transactions	83,921,977	134,483,496

Net increase (decrease) in net assets	66,450,397	145,697,653
Net assets:
Beginning of period	206,218,125	60,520,472

End of period	$272,668,522	$206,218,125

Undistributed net investment income included in net assets:
End of period	$47,218	$338,012

The accompanying notes are an integral part of these financial statements.

FFC-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Flex Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Flex Cap Growth Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 66.16% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and

FFC-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FFC-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	6,936,819	$80,823,959	12,029,620	$149,608,109
Shares issued in reinvestment of distributions	21,855	267,065	7,468	91,403
Shares redeemed	(641,425)	(7,575,939)	(1,256,096)	(15,216,016)

Net increase (decrease)	6,317,249	$73,515,085	10,780,992	$134,483,496

Class 4 Shares:
Shares sold	856,149	$10,397,892
Shares issued on reinvestment of distributions	1,054	12,860
Shares redeemed	(312)	(3,860)

Net increase (decrease)	856,891	$10,406,892

[a]	For the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $100 million
0.650%	Over $100 million, up to and including $250 million
0.600%	Over $250 million, up to and including $10 billion
0.550%	Over $10 billion, up to and including $12.5 billion
0.525%	Over $12.5 billion, up to and including $15 billion
0.500%	In excess of $15 million

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

FFC-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and Advisers have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses through April 30, 2009. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. After April 30, 2009, FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund’s Board of Trustees.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2013	$233,183
2014	2,517,251
2015	779,285

$3,529,719

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized capital losses of $223,594.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$273,650,959

Unrealized appreciation	$21,394,757
Unrealized depreciation	(15,201,440)

Net unrealized appreciation (depreciation)	$6,193,317

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

FFC-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $112,740,871 and $36,036,673, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs.

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FFC-19

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

This semiannual report for Franklin Global Communications Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Global Communications Securities Fund – Class 4 had a -12.25% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was +4.14%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Global Communications Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FGC-1

Fund Goals and Main Investments: Franklin Global Communications Securities Fund seeks capital appreciation and current income. The Fund normally invests at least 80% of its net assets in investments of communications companies anywhere in the world and normally invests primarily to predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed comparably to its broad benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -11.91% total return for the period under review.1, 2

Economic and Market Overview

The U.S. economy struggled during the six months ended June 30, 2008, as it contended with record-high oil prices, a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Gross domestic product (GDP) growth registered annualized rates of 0.9% in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past six months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose from 5.0% at the beginning of the period to 5.5% in June, the highest level since 2004.3 Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. In past reports, we have included comparative performance information for the Bloomberg World Communications Index as a narrow benchmark; however, during the period under review, complete information for that index was not available as of the report’s print deadline. We expect to include comparative performance information for the Bloomberg World Communications Index in future reports.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. By investing predominantly in communications companies, the Fund carries much greater risk of adverse developments affecting the communications sector, and among those companies, than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize companies have historically been more volatile in price than larger company securities, especially over the short term. High portfolio turnover may involve additional expenses to the Fund. The Fund’s prospectus also includes a description of the main investment risks.

FGC-2

finance-related industries were especially hard hit. Volatile oil prices reached a historical high in June, touching $143 per barrel before retreating to $140 by period-end. Many other commodity prices — including coal, natural gas, precious metals, raw materials and agricultural commodities — also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.3

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made four cuts to its key federal funds target rate during the period, lowering it 225 basis points, from 4.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and had a total return of -13.38%, the broader S&P 500 a -11.91% total return, and the technology-heavy NASDAQ Composite Index a -13.22% total return.4 The energy and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

Investment Strategy

We are research-driven, fundamental investors. As bottom-up investors focusing primarily on individual securities, we seek companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise within the communications sector and use both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages

4. Source: © 2008 Morningstar. Please see Index Descriptions following the Fund Summaries.

FGC-3

such as a particular marketing niche, proven technology, sound financial profits and records, or strong management are all factors we believe may contribute to growth in earnings or share price.

Manager’s Discussion

During the six months under review, we favored wireless over wireline as we believed strong industry growth trends would continue. Wireless access in less developed countries with low wireless service penetration rates, or number of users, continued to grow rapidly. Many of these markets continued to hold the potential for strong wireless growth even with slowing global economic growth.

Among the top contributors to Fund performance were thermal imaging systems designer FLIR Systems, video game publisher Activision and wireless telecommunication technology company QUALCOMM. Additional key contributors included wireless telecommunication services company Sprint Nextel and leading U.S. independent wireless communications tower owner and operator SBA Communications.

In contrast, the Fund had some detractors from performance during the reporting period. Mobile phone maker Nokia, Internet search engine company Google and advertising company Focus Media Holding (sold by period-end) declined in value. Other major detractors included computer and electronics company Apple and computer network appliances manufacturer Riverbed Technology.

Thank you for your participation in Franklin Global Communications Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Global Communications Securities Fund

6/30/08

Company Sector/Industry, Country	% of Total Net Assets

NII Holdings Inc.	5.0%
Wireless Telecommunication Services, U.S.

America Movil SAB de CV, L, ADR	4.6%
Wireless Telecommunication Services, Mexico

Rogers Communications Inc., B	4.5%
Wireless Telecommunication Services, Canada

FLIR Systems Inc.	4.4%
Electronic Equipment & Instruments, U.S.

Google Inc., A	4.4%
Internet Software & Services, U.S.

SBA Communications Corp.	4.2%
Wireless Telecommunication Services, U.S.

Apple Inc.	4.2%
Computers & Peripherals, U.S.

American Tower Corp., A	4.1%
Wireless Telecommunication Services, U.S.

Activision Inc.	3.9%
Software, U.S.

QUALCOMM Inc.	3.6%
Communications Equipment, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGC-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Global Communications Securities Fund – Class 4

FGC-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$1,041.40	$3.43
Hypothetical (5% return before expenses)	$1,000	$1,019.89	$5.02

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (1.00%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

FGC-6

FGC-1

P1, P2, P4

SUPPLEMENT DATED JUNE 12, 2008

TO THE PROSPECTUSES DATED MAY 1, 2008

OF FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND (FUND)

A SERIES OF FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

The Fund’s Class 1, Class 2 and Class 4 prospectuses are amended by replacing the third paragraph under the heading “Main Investments” (page FGC-1) with the following:

The Fund may buy securities of communications companies located or operating anywhere in the world, including emerging markets. The Fund generally invests a greater percentage of its assets in U.S. companies than in companies in any other single country.

Please keep this supplement for future reference.

FGC-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Global Communications Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007		2006	2005		2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.52	$10.06		$8.09	$7.17		$6.32		$4.53

Income from investment operations[a]:
Net investment income (loss)[b]	0.02	0.04		(0.01)	0.04		0.05		0.06
Net realized and unrealized gains (losses)	(1.54)	2.42		2.01	1.08		0.87		1.78

Total from investment operations	(1.52)	2.46		2.00	1.12		0.92		1.84

Less distributions from net investment income	(0.03)	—		(0.03)	(0.20)		(0.07)		(0.05)

Net asset value, end of period	$10.97	$12.52		$10.06	$8.09		$7.17		$6.32

Total return[c]	(12.17)%	24.58%		24.69%	16.12%		14.66%		40.46%
Ratios to average net assets[d]
Expenses	0.65% [e]	0.61%	[e]	0.67% [e]	0.65%	[e]	0.64%	[e]	0.64%
Net investment income (loss)	0.45%	0.30%		(0.13)%	0.63%		0.85%		1.08%

Supplemental data
Net assets, end of period (000’s)	$123,132	$152,519		$145,425	$138,015		$142,898		$149,480
Portfolio turnover rate	17.05%	93.43%		134.21%	170.40%		178.52%		96.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGC-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Communications Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005		2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.34	$9.94	$8.00	$7.10		$6.28		$4.51

Income from investment operations[a]:
Net investment income (loss)[b]	0.01	(0.01)	(0.03)	0.03		0.04		0.05
Net realized and unrealized gains (losses)	(1.52)	2.41	1.99	1.06		0.84		1.77

Total from investment operations	(1.51)	2.40	1.96	1.09		0.88		1.82

Less distributions from net investment income	—	—	(0.02)	(0.19)		(0.06)		(0.05)

Net asset value, end of period	$10.83	$12.34	$9.94	$8.00		$7.10		$6.28

Total return[c]	(12.31)%	24.25%	24.56%	15.79%		14.18%		40.44%
Ratios to average net assets[d]
Expenses	0.90% [e]	0.86%[e]	0.92% [e]	0.90%	[e]	0.89%	[e]	0.89%
Net investment income (loss)	0.20%	0.05%	(0.38)%	0.38%		0.60%		0.83%

Supplemental data
Net assets, end of period (000’s)	$101,014	$143,078	$78,975	$38,613		$23,704		$10,719
Portfolio turnover rate	17.05%	93.43%	134.21%	170.40%		178.52%		96.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGC-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Communications Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.55

Income from investment operations[b]:
Net investment income[c]	0.01
Net realized and unrealized gains (losses)	0.43

Total from investment operations	0.44

Less distributions from net investment income	(0.03)

Net asset value, end of period	$10.96

Total return[d]	4.14%
Ratios to average net assets[e]
Expenses	1.00%	[f]
Net investment income	0.10%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	17.05%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGC-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Global Communications Securities Fund	Country	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 1.0%
[a]Orbital Sciences Corp.	United States	96,900	$2,282,964

Communications Equipment 15.7%
[a]Cisco Systems Inc.	United States	188,700	4,389,162
[a]Comverse Technology Inc.	United States	131,800	2,234,010
[a]F5 Networks Inc.	United States	133,000	3,779,860
Harris Corp.	United States	88,300	4,458,267
Nokia Corp., ADR	Finland	214,900	5,265,050
QUALCOMM Inc.	United States	181,400	8,048,718
[a]Research In Motion Ltd.	Canada	31,300	3,658,970
[a]Riverbed Technology Inc.	United States	171,700	2,355,724
Telefonaktiebolaget LM Ericsson, B, ADR	Sweden	106,000	1,102,400

			35,292,161

Computers & Peripherals 4.2%
[a]Apple Inc.	United States	56,600	9,477,104

Diversified Telecommunication Services 6.8%
AT&T Inc.	United States	88,217	2,972,031
[a]Cogent Communications Group Inc.	United States	54,900	735,660
Singapore Telecommunications Ltd.	Singapore	538,000	1,431,556
Telenor ASA	Norway	307,500	5,785,478
Telus Corp.	Canada	48,500	1,956,005
[a]TW Telecom Inc., A	United States	144,900	2,322,747

			15,203,477

Electronic Equipment & Instruments 4.4%
[a]FLIR Systems Inc.	United States	243,700	9,886,909

Household Durables 0.6%
Sony Corp., ADR	Japan	29,300	1,281,582

Internet & Catalog Retail 1.0%
[a]Amazon.com Inc.	United States	30,300	2,221,899

Internet Software & Services 10.4%
[a]Baidu.com Inc., ADR	China	8,000	2,503,680
[a]Equinix Inc.	United States	59,000	5,263,980
[a]Google Inc., A	United States	18,700	9,844,054
[a]MercadoLibre Inc.	Argentina	46,200	1,593,438
[a]Omniture Inc.	United States	73,500	1,364,895
[a]Sohu.com Inc.	China	15,000	1,056,600
[a]VeriSign Inc.	United States	46,400	1,753,920

			23,380,567

Media 3.3%
Grupo Televisa SA, ADR	Mexico	84,900	2,005,338
News Corp., A	United States	128,000	1,925,120
[a]Outdoor Channel Holdings Inc.	United States	129,500	903,910
The Walt Disney Co.	United States	63,540	1,982,448
[a]XM Satellite Radio Holdings Inc., A	United States	60,000	470,400

			7,287,216

Semiconductors & Semiconductor Equipment 4.5%
[a]FormFactor Inc.	United States	100,900	1,859,587
Maxim Integrated Products Inc.	United States	138,000	2,918,700
[a]Microsemi Corp.	United States	72,100	1,815,478

FGC-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Global Communications Securities Fund	Country	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
[a]Microtune Inc.	United States	319,800	$1,106,508
[a]NVIDIA Corp.	United States	128,600	2,407,392

			10,107,665

Software 8.7%
[a]Activision Inc.	United States	259,200	8,830,944
[a]Adobe Systems Inc.	United States	78,400	3,088,176
Nintendo Co. Ltd.	Japan	10,900	6,149,955
[a]UbiSoft Entertainment SA	France	15,000	1,316,287

			19,385,362

Wireless Telecommunication Services 38.2%
America Movil SAB de CV, L, ADR	Mexico	194,600	10,265,150
[a]American Tower Corp., A	United States	217,902	9,206,359
[a]Bharti Airtel Ltd.	India	179,445	3,016,457
Cellcom Israel Ltd.	Israel	36,000	1,231,560
[a]Centennial Communications Corp., A	United States	560,400	3,917,196
China Mobile (Hong Kong) Ltd., ADR	China	70,200	4,699,890
[a]Crown Castle International Corp.	United States	126,690	4,906,704
Globe Telecom Inc.	Philippines	39,100	1,028,833
[a]Leap Wireless International Inc.	United States	57,100	2,465,007
[a]MetroPCS Communications Inc.	United States	441,900	7,826,049
[a]NII Holdings Inc.	United States	235,700	11,193,393
Reliance Communication Ltd.	India	77,100	794,527
Rogers Communications Inc., B	Canada	262,200	10,165,759
[a]SBA Communications Corp.	United States	264,400	9,521,044
Sprint Nextel Corp.	United States	300,200	2,851,900
Taiwan Mobile Co. Ltd.	Taiwan	1,414,442	2,632,885

			85,722,713

Total Common Stocks (Cost $166,748,629)			221,529,619

Preferred Stock (Cost $720,899) 0.5%
Communications Equipment 0.5%
[a,b]Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES	United States	309,399	1,067,426

Total Investments before Short Term Investment (Cost $167,469,528)			222,597,045

FGC-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Global Communications Securities Fund	Country	Principal Amount	Value
Short Term Investment (Cost $1,813,510) 0.8%
Repurchase Agreement 0.8%
[c]Joint Repurchase Agreement, 2.173%, 7/01/08 (Maturity Value $1,813,619)	United States	$1,813,510	$1,813,510
ABN AMRO Bank, NV, New York Branch (Maturity Value $185,715)
Banc of America Securities LLC (Maturity Value $185,715)
Barclays Capital Inc. (Maturity Value $185,715)
Deutsche Bank Securities Inc. (Maturity Value $185,715)
Dresdner Kleinwort Securities LLC (Maturity Value $185,715)
Goldman, Sachs & Co. (Maturity Value $185,715)
Lehman Brothers Inc. (Maturity Value $190,339)
Merrill Lynch Government Securities Inc. (Maturity Value $185,715)
Morgan Stanley & Co. Inc. (Maturity Value $137,560)
UBS Securities LLC (Maturity Value $185,715)

Collateralized by U.S. Government Agency Securities, 1.95% - 6.25%, 7/24/08 - 6/17/13;
[d]U.S. Government Agency Discount Notes, 10/20/08 - 8/01/12; and U.S. Treasury Notes, 3.50% - 4.75%, 12/31/08 - 5/31/13

Total Investments (Cost $169,283,038) 100.1%			224,410,555
Other Assets, less Liabilities (0.1)%			(259,885)

Net Assets 100.0%			$224,150,670

Selected Portfolio Abbreviations

ADR - American Depository Receipt

PIPES - Private Investment in Public Equity Security

aNon-income producing for the twelve months ended June 30, 2008.

bSee Note 8 regarding restricted securities.

cSee Note 1(c) regarding joint repurchase agreement.

dThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGC-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Global Communications Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$167,469,528
Cost - Repurchase agreements	1,813,510

Total cost of investments	$169,283,038

Value - Unaffiliated issuers	$222,597,045
Value - Repurchase agreements	1,813,510

Total value of investments	224,410,555
Receivables:
Capital shares sold	4,854
Dividends	72,901

Total assets	224,488,310

Liabilities:
Payables:
Capital shares redeemed	38,799
Affiliates	154,185
Custodian fees	25,962
Reports to shareholders	64,895
Deferred tax	39,854
Accrued expenses and other liabilities	13,945

Total liabilities	337,640

Net assets, at value	$224,150,670

Net assets consist of:
Paid-in capital	$370,729,269
Undistributed net investment income	633,493
Net unrealized appreciation (depreciation)	55,087,483
Accumulated net realized gain (loss)	(202,299,575)

Net assets, at value	$224,150,670

The accompanying notes are an integral part of these financial statements.

FGC-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Franklin Global Communications Securities Fund
Class 1:
Net assets, at value	$123,131,890

Shares outstanding	11,219,571

Net asset value and maximum offering price per share	$10.97

Class 2:
Net assets, at value	$101,013,584

Shares outstanding	9,325,343

Net asset value and maximum offering price per share	$10.83

Class 4:
Net assets, at value	$5,196

Shares outstanding	474

Net asset value and maximum offering price per share	$10.96

The accompanying notes are an integral part of these financial statements.

FGC-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Global Communications Securities Fund
Investment income:
Dividends (net of foreign taxes of $136,411)	$1,221,587
Interest	49,873
Income from securities loaned	1,957

Total investment income	1,273,417

Expenses:
Management fees (Note 3a)	643,538
Distribution fees: (Note 3c)
Class 2	130,163
Class 4	6
Unaffiliated transfer agent fees	200
Custodian fees (Note 4)	45,532
Reports to shareholders	37,543
Professional fees	19,631
Trustees’ fees and expenses	576
Other	5,538

Total expenses	882,727
Expense reductions (Note 4)	(639)

Net expenses	882,088

Net investment income	391,329

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,995,435
Foreign currency transactions	4,724

Net realized gain (loss)	2,000,159

Net change in unrealized appreciation (depreciation) on:
Investments	(39,428,153)
Translation of assets and liabilities denominated in foreign currencies	7,589
Change in deferred taxes on unrealized appreciation (depreciation)	110,180

Net change in unrealized appreciation (depreciation)	(39,310,384)

Net realized and unrealized gain (loss)	(37,310,225)

Net increase (decrease) in net assets resulting from operations	$(36,918,896)

The accompanying notes are an integral part of these financial statements.

FGC-16

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Global Communications Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$391,329	$510,712
Net realized gain (loss) from investments and foreign currency transactions	2,000,159	28,922,682
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(39,310,384)	23,438,771

Net increase (decrease) in net assets resulting from operations	(36,918,896)	52,872,165

Distributions to shareholders from:
Net investment income:
Class 1	(317,811)	—
Class 4	(13)	—

Total distributions to shareholders	(317,824)	—

Capital share transactions: (Note 2)
Class 1	(10,561,603)	(25,800,362)
Class 2	(23,652,878)	44,124,623
Class 4	5,000	—

Total capital share transactions	(34,209,481)	18,324,261

Net increase (decrease) in net assets	(71,446,201)	71,196,426
Net assets:
Beginning of period	295,596,871	224,400,445

End of period	$224,150,670	$295,596,871

Undistributed net investment income included in net assets:
End of period	$633,493	$559,988

The accompanying notes are an integral part of these financial statements.

FGC-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Global Communications Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Global Communications Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 93.81% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FGC-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2008. The joint repurchase agreement is valued at cost.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

FGC-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date . Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	18,361	$203,229	30,242	$378,996
Shares issued in reinvestment of distributions	27,374	317,811	—	—
Shares redeemed	(1,007,398)	(11,082,643)	(2,311,298)	(26,179,358)

Net increase (decrease)	(961,663)	$(10,561,603)	(2,281,056)	$(25,800,362)

FGC-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,532,568	$17,239,083	7,011,538	$81,791,331
Shares redeemed	(3,798,835)	(40,891,961)	(3,365,328)	(37,666,708)

Net increase (decrease)	(2,266,267)	$(23,652,878)	3,646,210	$44,124,623

Class 4 Shares:
Shares sold	474	$5,000

[a]For	the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

FGC-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2009	$92,358,326
2010	108,979,162

$201,337,488

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized currency losses of $183,744.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$173,200,267

Unrealized appreciation	$67,480,513
Unrealized depreciation	(16,270,225)

Net unrealized appreciation (depreciation)	$51,210,288

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and foreign capital gains tax.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and foreign capital gains tax.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $39,952,974 and $65,763,361, respectively.

7. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

7. RESTRICTED SECURITIES (continued)

transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund’s Board of Trustees as reflecting fair value, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
309,399	Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES	7/13/06	$720,899	$1,067,426

	Total Restricted Securities (0.48% of Net Assets)

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$221,529,619	$1,813,510	$1,067,426	$224,410,555

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

8. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Investments in Securities
Beginning Balance — January 1, 2008	$1,067,426
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Ending Balance	$1,067,426

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

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FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND

This semiannual report for Franklin Global Real Estate Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Global Real Estate Securities Fund – Class 4 had a -14.58% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (inception date), the aggregate total return of Class 4 shares was -6.96%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Global Real Estate Securities Fund Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Global Real Estate Securities Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the S&P/Citigroup BMI Global Real Estate Investment Trust (REIT) Index (hedged into U.S. dollars), which had a -10.40% total return.1

Economic and Market Overview

In the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. Investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Some economists speculated whether the U.S. would enter a recession while others believed one was already under way. Many agreed, however, that the slowing U.S. economy — which is the world’s largest and accounts for roughly 25% of global gross domestic product — could have a meaningfully negative impact on growth prospects around the world.2 Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities’ prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. Many of the world’s monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Global Insight.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. As a nondiversified global fund that invests predominantly in companies that operate in the real estate sector, the Fund carries much greater risk of adverse developments affecting that sector than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

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Reserve Board (Fed) eased rates aggressively down to 2.00% from 4.25%, the European Central Bank maintained rates at 4.00%. Overall, rising inflation led more than three-quarters of the world’s central banks to raise rates as of the end of June, according to Merrill Lynch’s estimate. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world’s currencies, and the dollar’s weakness contributed to higher commodities’ prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, many global equity markets were volatile, and a majority of them declined over the six-month period. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies’ balance sheets remained relatively strong. Many financial institutions were hurt by their subprime loan exposure, but abundant global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

Global Real Estate Market Overview

The first half of 2008 was highly volatile as commercial real estate markets continued to suffer from deteriorating credit markets and fundamentals. In local currency terms, as measured by the S&P/Citigroup BMI Global REIT Index (hedged into U.S. dollars), the worst performing real estate market was Australia’s, with a -31.69% total return, followed closely by South Africa with a -31.19% return.1 The beleaguered U.K. REIT market plunged 19.42% while Japan fell 23.25%.1 The market sell-off hurt most other REIT markets as well: -7.34% in Belgium, -4.52% in Canada, -6.60% in France, -9.64% in the Netherlands and -14.43% in Singapore.1 Meanwhile, only two REIT markets remained relatively stable: Hong Kong returned +2.59%, while the U.S., though in negative territory, declined just 3.63%.1 In both cases, Hong Kong and U.S. central banks engaged in proactive monetary policy, making deep interest rate cuts that had a temporary, positive impact in their respective real estate markets. After rallying until mid-May, the two markets nonetheless fell sharply in June.

Investment Strategy

We are research-driven, fundamental investors. Our active investment strategy is centered on the belief that unsynchronized regional

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economic activity within the global economy provides consistent, attractive return opportunities in global real estate markets. When selecting investments for the Fund’s portfolio, we use a bottom-up, value-oriented stock selection process that incorporates macro-level views in the evaluation process.

Manager’s Discussion

During the period under review, the Fund’s largest detractors relative to its benchmark, the S&P/Citigroup BMI Global REIT Index (hedged into U.S. dollars), were two overweighted positions in Australian REITs — Charter Hall and Valad Property Group. Both companies were negatively affected by the collapse of Centro Properties Group, an Australia-based owner and operator of more than 800 retail shopping centers in its home country, the U.S. and New Zealand. As Australian retail investors became increasingly wary of real estate investments, Charter Hall and Valad could not meet their expected growth targets and declined sharply. Anticipating a difficult environment, we began to reduce the Fund’s exposure to these stocks at the end of 2007 and throughout the first half of 2008.

On the other hand, the Fund benefited from its overweighted allocations to U.S. health care REIT Nationwide Health Properties and U.S. apartment REITs Equity Residential and UDR relative to the index. Nationwide Health Properties is one of the largest owners of skilled nursing homes for the elderly in the U.S. and has nearly 500 facilities in its portfolio. During the period, the company continued to benefit from recent acquisitions and operating leverage. Early in 2008, Equity Residential and UDR rebounded strongly as they had access to Fannie Mae and Freddie Mac financing while many prospective home buyers, deterred by sharply falling home prices, remained in the rental market. We reduced our positions in UDR, Equity Residential and Nationwide Health Properties near their 52-week peak stock price levels.

During the period, we actively managed the Fund’s country allocations. In early January, we started to reduce exposure to the Australian market, where we had a significantly overweighted position versus the benchmark index at the beginning of the period. We redeployed the proceeds into the beleaguered U.S. and U.K. real estate markets. Fed interest rate cuts in January drove up the U.S. market, so we rapidly increased the Fund’s U.S. allocation and maintained an overweighted position until April. At that point, we believed the positive effects of Fed monetary easing efforts would wind down, and the U.S. market

Top 10 Holdings

Franklin Global Real Estate Securities Fund 6/30/08

Company Sector/Industry, Country	% of Total Net Assets

Westfield Group	6.4%
Retail REITs, Australia

Simon Property Group Inc.	4.3%
Retail REITs, U.S.

Unibail-Rodamco	4.1%
Retail REITs, France

ProLogis	3.1%
Industrial REITs, U.S.

Land Securities Group PLC	2.7%
Retail REITs, U.K.

Vornado Realty Trust	2.6%
Diversified REITs, U.S.

Boston Properties Inc.	2.4%
Office REITs, U.S.

Host Hotels & Resorts Inc.	2.3%
Specialized REITs, U.S.

Public Storage	2.2%
Specialized REITs, U.S.

Equity Residential	2.2%
Residential REITs, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

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would undergo a correction. This occurred just before the U.S. REIT market took another downward turn in June 2008. Therefore, the Fund’s underweighted position in the U.S. had a positive impact in June. Our sector allocations within the U.S. also changed during the period: In February and March, we favored apartment and storage REITs, and then turned to industrials and hotels whose valuations became compelling.

Outside the U.S., we maintained our underweighted exposure to continental Europe as real estate fundamentals there deteriorated and the European Central Bank indicated it may begin raising interest rates. We were slightly overweighted in the U.K., while our Asian exposure was neutral.

At period-end, we remained cautious about REIT markets as underlying commercial real estate markets continued to struggle. The recent surge in inflationary expectations due to high oil prices may further impact real estate markets in the short term if long-term bond yields increase. With this in mind, we raised the Fund’s cash position toward period-end in an effort to mitigate market declines and lower the Fund’s volatility. We reduced our allocation to U.S. holdings where we felt any increases in the federal funds target rate, at 2.00% in June, could have more adverse consequences than in a high-rate country (e.g., 7.25% in Australia at period-end).

In the medium term, we believe an environment with relatively high core inflation and low economic growth could be beneficial for global REITs as their revenues are generally indexed to the core Consumer Price Index (CPI). In addition to Treasury Inflation-Protected Securities (TIPS) and highly volatile commodities, we believe commercial real estate is one of the most effective inflation hedges.

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We seek to manage the Fund’s exposure to various currencies, and we hedge (protect) against currency risk by using forward currency exchange contracts. Although the Fund’s hedging policy did not allow us to participate in the decline of the U.S. dollar in 2008’s first half, it did help reduce overall portfolio volatility in accordance with our high income/low volatility strategy.

Thank you for your participation in Franklin Global Real Estate Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Global Real Estate Securities Fund Class 4

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$930.40	$3.02
Hypothetical (5% return before expenses)	$1,000	$1,020.24	$4.67

*Expenses are calculated using the annualized expense ratio, net of expense waiver, for the Fund’s Class 4 shares (0.93%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.42	$35.25	$32.55	$30.87	$23.91	$18.05

Income from investment operations[a]:
Net investment income[b]	0.32	0.80	0.67	0.70	0.75	0.74
Net realized and unrealized gains (losses)	(3.59)	(7.56)	5.40	3.38	6.78	5.67

Total from investment operations	(3.27)	(6.76)	6.07	4.08	7.53	6.41

Less distributions from:
Net investment income	(0.32)	(0.81)	(0.75)	(0.49)	(0.53)	(0.55)
Net realized gains	(5.78)	(2.26)	(2.62)	(1.91)	(0.04)	—

Total distributions	(6.10)	(3.07)	(3.37)	(2.40)	(0.57)	(0.55)

Net asset value, end of period	$16.05	$25.42	$35.25	$32.55	$30.87	$23.91

Total return[c]	(14.45)%	(20.65)%	20.87%	13.74%	32.19%	36.08%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.08%	0.84%	0.50%	0.49%	0.50%	0.53%
Expenses net of waiver and payments by affiliates	0.58% [e]	0.52% [e]	0.50% [e]	0.49% [e]	0.50% [e]	0.53%
Net investment income	2.75%	2.57%	2.04%	2.32%	3.00%	3.62%

Supplemental data
Net assets, end of period (000’s)	$64,097	$83,250	$140,487	$145,425	$152,451	$134,468
Portfolio turnover rate	41.14%	121.84%	31.39%	36.10%	39.42%	15.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.97	$34.67	$32.08	$30.49	$23.65	$17.88

Income from investment operations[a]:
Net investment income[b]	0.28	0.72	0.58	0.64	0.72	0.74
Net realized and unrealized gains (losses)	(3.53)	(7.43)	5.31	3.30	6.65	5.55

Total from investment operations	(3.25)	(6.71)	5.89	3.94	7.37	6.29

Less distributions from:
Net investment income	(0.21)	(0.73)	(0.68)	(0.44)	(0.49)	(0.52)
Net realized gains	(5.78)	(2.26)	(2.62)	(1.91)	(0.04)	—

Total distributions	(5.99)	(2.99)	(3.30)	(2.35)	(0.53)	(0.52)

Net asset value, end of period	$15.73	$24.97	$34.67	$32.08	$30.49	$23.65

Total return[c]	(14.59)%	(20.86)%	20.58%	13.47%	31.80%	35.75%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.33%	1.09%	0.75%	0.74%	0.75%	0.78%
Expenses net of waiver and payments by affiliates	0.83% [e]	0.77% [e]	0.75% [e]	0.74% [e]	0.75% [e]	0.78%
Net investment income	2.50%	2.32%	1.79%	2.07%	2.75%	3.37%

Supplemental data
Net assets, end of period (000’s)	$628,215	$893,837	$1,491,571	$1,343,868	$1,005,647	$522,415
Portfolio turnover rate	41.14%	121.84%	31.39%	36.10%	39.42%	15.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Real Estate Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.34

Income from investment operations[b]:
Net investment income[c]	0.17
Net realized and unrealized gains (losses)	(1.39)

Total from investment operations	(1.22)

Less distributions from:
Net investment income	(0.32)
Net realized gains	(5.78)

Total distributions	(6.10)

Net asset value, end of period	$16.02

Total return[d]	(6.96)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.43%
Expenses net of waiver and payments by affiliates	0.93% [f]
Net investment income	2.40%

Supplemental data
Net assets, end of period (000’s)	$3
Portfolio turnover rate	41.14%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks 90.0%
Diversified REITs 13.4%
British Land Co. PLC	United Kingdom	970,600	$13,690,440
Canadian REIT	Canada	103,000	2,954,682
Challenger Diversified Property Group	Australia	3,233,177	2,060,083
Charter Hall Group	Australia	2,040,400	2,062,535
Cousins Properties Inc.	United States	135,800	3,136,980
Dexus Property Group	Australia	2,804,600	3,708,374
Fonciere des Regions	France	33,800	4,140,631
General Property Trust	Australia	3,144,800	6,689,282
Kenedix Realty Investment Corp.	Japan	457	2,711,911
Liberty Property Trust	United States	192,600	6,384,690
Mirvac Group	Australia	1,216,400	3,449,861
Stockland	Australia	1,878,600	9,701,896
Valad Property Group	Australia	15,987,600	10,263,408
Vornado Realty Trust	United States	203,000	17,864,000
Wereldhave NV	Netherlands	34,500	3,636,972

			92,455,745

Industrial REITs 6.5%
AMB Property Corp.	United States	119,300	6,010,334
Brixton PLC	United Kingdom	460,200	2,207,277
Goodman Group	Australia	3,490,400	10,333,970
ProLogis	United States	392,047	21,307,754
Segro PLC	United Kingdom	682,700	5,355,430

			45,214,765

Office REITs 15.3%
Befimmo Sca	Belgium	17,800	1,880,671
Boston Properties Inc.	United States	183,400	16,546,348
CapitaCommercial Trust	Singapore	1,729,900	2,428,688
Champion REIT	Hong Kong	2,961,300	1,371,034
Cofinimmo	Belgium	25,100	4,564,844
Commonwealth Property Office Fund	Australia	3,133,800	3,708,273
Corporate Office Properties Trust	United States	199,900	6,862,567
Douglas Emmett Inc.	United States	541,600	11,898,952
Highwoods Properties Inc.	United States	168,700	5,300,554
Japan Prime Realty Investment Co.	Japan	902	2,667,810
Japan Real Estate Investment Co.	Japan	759	8,007,159
Kilroy Realty Corp.	United States	129,400	6,085,682
Mori Hills REIT Investment Corp.	Japan	358	1,709,659
Nippon Building Fund Inc.	Japan	849	9,996,232
Nippon Commercial Investment Corp.	Japan	541	1,528,752
Nomura Real Estate Office Fund Inc.	Japan	402	3,025,460
ORIX JREIT Inc.	Japan	621	3,772,854
Parkway Properties Inc.	United States	22,500	758,925
Silic	France	16,200	2,035,580
SL Green Realty Corp.	United States	80,400	6,650,688
Tishman Speyer Office Fund	Australia	4,023,100	5,280,985

			106,081,717

Real Estate Management & Development 1.2%
Ascendas India Trust	Singapore	1,698,700	1,130,011
Capital & Regional PLC	United Kingdom	326,700	1,238,277
Growthpoint Properties Ltd.	South Africa	2,448,100	3,471,595
Homburg Invest Inc.	Canada	653,000	2,444,710

			8,284,593

FGR-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks (continued)
Residential REITs 7.9%
AvalonBay Communities Inc.	United States	114,600	$10,217,736
Camden Property Trust	United States	145,500	6,439,830
Equity Lifestyle Properties Inc.	United States	100,000	4,400,000
Equity Residential	United States	403,000	15,422,810
Essex Property Trust Inc.	United States	52,700	5,612,550
Nippon Accommodations Fund Inc.	Japan	327	1,493,854
Sun Communities Inc.	United States	97,000	1,768,310
UDR Inc.	United States	418,400	9,363,792

			54,718,882

Retail REITs 36.7%
CapitaMall Trust	Singapore	1,758,400	3,864,615
CFS Retail Property Trust	Australia	2,226,735	3,947,060
Corio NV	Netherlands	74,300	5,806,352
Developers Diversified Realty Corp.	United States	213,800	7,420,998
Eurocommercial Properties NV	Netherlands	42,600	2,030,450
Federal Realty Investment Trust	United States	103,000	7,107,000
Frontier Real Estate Investment Corp.	Japan	248	1,794,038
Fukuoka REIT Corp.	Japan	340	1,787,030
General Growth Properties Inc.	United States	235,400	8,246,062
Hammerson PLC	United Kingdom	556,600	9,902,356
Japan Retail Fund Investment Corp.	Japan	1,541	8,883,267
Kimco Realty Corp.	United States	376,100	12,982,972
Klepierre	France	100,500	5,063,914
Land Securities Group PLC	United Kingdom	758,400	18,614,565
Liberty International PLC	United Kingdom	388,900	6,682,530
Link REIT	Hong Kong	3,371,300	7,678,898
The Macerich Co.	United States	118,100	7,337,553
Regency Centers Corp.	United States	138,400	8,182,208
RioCan REIT	Canada	429,000	8,350,017
Simon Property Group Inc.	United States	333,945	30,018,316
Suntec REIT	Singapore	3,431,900	3,430,765
Tanger Factory Outlet Centers Inc.	United States	83,900	3,014,527
Taubman Centers Inc.	United States	189,400	9,214,310
Unibail-Rodamco	France	122,353	28,305,172
Westfield Group	Australia	2,853,400	44,509,280

			254,174,255

Specialized REITs 9.0%
FelCor Lodging Trust Inc.	United States	397,900	4,177,950
HCP Inc.	United States	220,000	6,998,200
Hospitality Properties Trust	United States	67,200	1,643,712
Host Hotels & Resorts Inc.	United States	1,160,614	15,842,381
Nationwide Health Properties Inc.	United States	237,200	7,469,428
Public Storage	United States	191,300	15,455,127
Sunstone Hotel Investors Inc.	United States	314,000	5,212,400
Ventas Inc.	United States	121,000	5,150,970

			61,950,168

Total Common Stocks (Cost $658,574,656)			622,880,125

FGR-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Preferred Stock (Cost $1,123,800) 0.1%
Retail REITs 0.1%
Kimco Realty Corp., 7.75%, pfd., G	United States	44,400	$1,055,388

Total Investments before Short Term Investment (Cost $659,698,456)			623,935,513

		Principal Amount
Short Term Investment (Cost $69,384,569) 10.0%
Repurchase Agreement 10.0%
[a]Joint Repurchase Agreement, 2.173%, 7/01/08 (Maturity Value $69,388,757)	United States	$69,384,569	69,384,569
ABN AMRO Bank NV, New York Branch (Maturity Value $7,105,409)
Banc of America Securities LLC (Maturity Value $7,105,409)
Barclays Capital Inc. (Maturity Value $7,105,409)
Deutsche Bank Securities Inc. (Maturity Value $7,105,409)
Dresdner Kleinwort Securities LLC (Maturity Value $7,105,409)
Goldman, Sachs & Co. (Maturity Value $7,105,409)
Lehman Brothers Inc. (Maturity Value $7,282,350)
Merrill Lynch Government Securities Inc. (Maturity Value $7,105,409)
Morgan Stanley & Co. Inc. (Maturity Value $5,263,135)
UBS Securities LLC (Maturity Value $7,105,409)

Collateralized by U.S. Government Agency Securities, 1.95% - 6.25%, 7/24/08 - 6/17/13;
[b]U.S. Government Agency Discount Notes, 10/20/08 - 8/01/12; and U.S. Treasury Notes, 3.50% - 4.75%, 12/31/08 - 5/31/13

Total Investments (Cost $729,083,025) 100.1%			693,320,082
Net Unrealized Loss on Forward Exchange Contracts (0.6)%			(4,533,878)
Other Assets, less Liabilities 0.5%			3,529,628

Net Assets 100.0%			$692,315,832

Selected Portfolio Abbreviations

REIT - Real Estate Investment Trust

aSee Note 1(c) regarding joint repurchase agreement.

bThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGR-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Global Real Estate Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$659,698,456
Cost - Repurchase agreements	69,384,569

Total cost of investments	$729,083,025

Value - Unaffiliated issuers	$623,935,513
Value - Repurchase agreements	69,384,569

Total value of investments	693,320,082
Foreign currency, at value (cost $434,217)	434,457
Receivables:
Investment securities sold	851,411
Capital shares sold	27,006
Dividends	4,842,779
Unrealized gain on forward exchange contracts (Note 7)	2,339,659

Total assets	701,815,394

Liabilities:
Payables:
Capital shares redeemed	1,616,075
Affiliates	653,133
Unrealized loss on forward exchange contracts (Note 7)	6,873,537
Accrued expenses and other liabilities	356,817

Total liabilities	9,499,562

Net assets, at value	$692,315,832

Net assets consist of:
Paid-in capital	$837,889,592
Undistributed net investment income	607,417
Net unrealized appreciation (depreciation)	(40,262,100)
Accumulated net realized gain (loss)	(105,919,077)

Net assets, at value	$692,315,832

The accompanying notes are an integral part of these financial statements.

FGR-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Franklin Global Real Estate Securities Fund
Class 1:
Net assets, at value	$64,097,179

Shares outstanding	3,994,263

Net asset value and maximum offering price per share	$16.05

Class 2:
Net assets, at value	$628,215,224

Shares outstanding	39,933,449

Net asset value and maximum offering price per share	$15.73

Class 4:
Net assets, at value	$3,429

Shares outstanding	214

Net asset value and maximum offering price per share	$16.02

The accompanying notes are an integral part of these financial statements.

FGR-16

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Global Real Estate Securities Fund
Investment income:
Dividends (net of foreign taxes of $1,103,803)	$13,200,804
Interest	357,329

Total investment income	13,558,133

Expenses:
Management fees (Note 3a)	3,110,072
Administrative fees (Note 3b)	1,021,942
Distribution fees: (Note 3c)
Class 2	933,042
Class 4	6
Unaffiliated transfer agent fees	647
Custodian fees (Note 4)	93,903
Reports to shareholders	123,778
Professional fees	28,499
Trustees’ fees and expenses	2,593
Other	12,675

Total expenses	5,327,157
Expense reductions (Note 4)	(4,424)
Expenses waived/paid by affiliates (Note 3e)	(2,034,590)

Net expenses	3,288,143

Net investment income	10,269,990

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(63,275,105)
Foreign currency transactions	(13,552,015)

Net realized gain (loss)	(76,827,120)

Net change in unrealized appreciation (depreciation) on:
Investments	(51,308,860)
Translation of assets and liabilities denominated in foreign currencies	(11,993,527)

Net change in unrealized appreciation (depreciation)	(63,302,387)

Net realized and unrealized gain (loss)	(140,129,507)

Net increase (decrease) in net assets resulting from operations	$(129,859,517)

The accompanying notes are an integral part of these financial statements.

FGR-17

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Global Real Estate Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$10,269,990	$32,162,361
Net realized gain (loss) from investments and foreign currency transactions	(76,827,120)	128,649,187
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(63,302,387)	(461,184,314)

Net increase (decrease) in net assets resulting from operations	(129,859,517)	(300,372,766)

Distributions to shareholders from:
Net investment income:
Class 1	(938,439)	(2,857,012)
Class 2	(6,327,844)	(29,449,245)
Class 4	(68)	—
Net realized gains:
Class 1	(17,121,915)	(7,916,992)
Class 2	(172,823,447)	(91,299,137)
Class 4	(1,237)	—

Total distributions to shareholders	(197,212,950)	(131,522,386)

Capital share transactions: (Note 2)
Class 1	10,285,418	(22,282,799)
Class 2	32,010,989	(200,793,537)
Class 4	5,000	—

Total capital share transactions	42,301,407	(223,076,336)

Net increase (decrease) in net assets	(284,771,060)	(654,971,488)
Net assets:
Beginning of period	977,086,892	1,632,058,380

End of period	$692,315,832	$977,086,892

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$607,417	$(2,396,222)

The accompanying notes are an integral part of these financial statements.

FGR-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Global Real Estate Securities Fund (Fund) included in this report is non-diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 60.80% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FGR-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2008. The joint repurchase agreement is valued at cost.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

FGR-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Trust from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,454	$57,525	9,797	$284,754
Shares issued in reinvestment of distributions	1,051,855	18,060,354	352,092	10,774,004
Shares redeemed	(334,855)	(7,832,461)	(1,072,312)	(33,341,557)

Net increase (decrease)	719,454	$10,285,418	(710,423)	$(22,282,799)

FGR-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	279,759	$6,033,882	1,033,159	$30,946,099
Shares issued in reinvestment of distributions	10,644,759	179,151,291	4,012,907	120,748,382
Shares redeemed	(6,788,374)	(153,174,184)	(12,264,638)	(352,488,018)

Net increase (decrease)	4,136,144	$32,010,989	(7,218,572)	$(200,793,537)

Class 4 Shares:
Shares sold	214	$5,000

[a]For	the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $500 million
0.700%	Over $500 million, up to and including $1 billion
0.650%	Over $1 billion, up to and including $1.5 billion
0.600%	Over $1.5 billion, up to and including $6.5 billion
0.580%	Over $6.5 billion, up to and including $11.5 billion
0.560%	Over $11.5 billion, up to and including $16.5 billion
0.540%	Over $16.5 billion, up to and including $19 billion
0.530%	Over $19 billion, up to and including $21.5 billion
0.520%	In excess of $21.5 billion

Effective February 1, 2008, Franklin Advisers, Inc., an affiliate of FT Institutional, no longer provides subadvisory services to the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

FGR-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and FT Institutional have agreed in advance to waive all or a portion of their respective fees through April 30, 2012. Total expenses waived are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized capital losses of $14,970,428.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$757,532,624

Unrealized appreciation	$70,611,720
Unrealized depreciation	(134,824,262)

Net unrealized appreciation (depreciation)	$(64,212,542)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $326,189,887 and $526,166,991, respectively.

FGR-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

7. FORWARD EXCHANGE CONTRACTS

At June 30, 2008, the Fund had the following forward exchange contracts outstanding:

		Contract Amount[a]	Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
2,053,199	British Pound Sterling	4,091,000	7/15/08	$—	$(5,517)
5,680,251	Euro	8,812,000	7/15/08	124,937	—
5,831,511	Australian Dollar	5,600,000	7/16/08	—	(50,162)
13,989,312	Australian Dollar	13,158,000	7/16/08	214,339	—
7,492,903	British Pound Sterling	14,648,000	7/16/08	260,257	—
4,947,400	Singapore Dollar	3,625,000	7/16/08	14,445	—
9,273,308	Australian Dollar	8,703,000	8/14/08	126,904	—
2,959,032	Euro	4,572,000	9/15/08	68,765	—
488,135,520	Japanese Yen	4,626,000	9/16/08	—	(5,760)

Contracts to Sell
5,770,527	British Pound Sterling	11,296,383	7/15/08	—	(185,885)
2,852,900	Euro	4,419,000	7/15/08	—	(69,568)
9,376,507	Euro	14,776,250	7/15/08	23,863	—
43,887,532	Australian Dollar	40,401,088	7/16/08	—	(1,550,866)
21,279,717	British Pound Sterling	41,662,542	7/16/08	—	(676,657)
7,460,053	Canadian Dollar	7,286,012	7/16/08	—	(23,392)
799,218,078	Japanese Yen	7,954,932	7/16/08	419,782	—
10,628,367	Singapore Dollar	7,875,661	7/16/08	57,140	—
2,482,598	Canadian Dollar	2,465,708	7/23/08	33,515	—
43,616,935	Australian Dollar	40,685,776	8/14/08	—	(845,608)
5,863,449	British Pound Sterling	11,390,923	8/14/08	—	(248,918)
13,769,446	Euro	21,207,012	8/14/08	—	(423,292)
2,936,779,898	Japanese Yen	28,537,558	8/14/08	804,563	—
5,619,331	Singapore Dollar	4,127,612	8/14/08	—	(11,729)
6,684,228	Canadian Dollar	6,737,114	8/21/08	191,149	—
11,625,619	Euro	17,854,626	9/15/08	—	(378,285)
58,006,066	Australian Dollar	53,584,927	9/16/08	—	(1,417,781)
5,712,319	British Pound Sterling	11,040,198	9/16/08	—	(271,497)
8,703,371	Euro	13,354,453	9/16/08	—	(294,680)
70,459,331	Hong Kong Dollar	9,033,016	9/16/08	—	(17,358)
1,691,903,568	Japanese Yen	15,755,176	9/16/08	—	(250,196)
4,352,940	Singapore Dollar	3,164,722	9/16/08	—	(46,799)
22,282,722	South African Rand	2,686,413	9/17/08	—	(99,587)

Unrealized gain (loss) on forward exchange contracts				2,339,659	(6,873,537)

Net unrealized gain (loss) on forward exchange contracts					$(4,533,878)

[a]In	U.S. dollars unless otherwise indicated.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1,2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

FGR-24

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

8. FAIR VALUE MEASUREMENTS (continued)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$623,935,513	$69,384,569	$—	$693,320,082
Other Financial Instruments[a]	—	2,339,659	—	2,339,659
Liabilities:
Other Financial Instruments[a]	—	6,873,537	—	6,873,537

[a]	Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FGR-25

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Franklin Global Real Estate Securities Fund

At December 31, 2007 more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 12, 2008, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0783	$0.5280
Class 2	0.0783	0.4898
Class 4	0.0783	0.5280

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

FGR-26

FRANKLIN GROWTH AND INCOME SECURITIES FUND

This semiannual report for Franklin Growth and Income Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Growth and Income Securities Fund – Class 4 had a -11.60% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -5.92%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Growth and Income Securities Fund Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FGI-1

Fund Goals and Main Investments: Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed comparably to its benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -11.91% total return. The Fund performed better than its peers as measured by the Lipper VIP Equity Income Funds Classification Average, which had a -13.29% total return for the same period.1 Please note that the Fund invests primarily in stocks with above average dividend yields. As a result, its holdings and returns may differ from those of the S&P 500, which include nondividend-paying stocks and does not focus on dividend yield.

Economic and Market Overview

The U.S. economy struggled during the six months ended June 30, 2008, as it contended with record-high oil prices, a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Gross domestic product (GDP) growth registered annualized rates of 0.9% in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past six months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose from 5.0% at the beginning of the period to 5.5% in June, the highest level since 2004.2 Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and finance-related industries were especially hard hit. Volatile oil prices reached a historical high in June, touching $143 per barrel before retreating to $140 by period-end. Many other commodity prices —

1. Sources: © 2008 Morningstar; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Common stocks with higher dividend yields can be sensitive to interest rate movements. By having significant investments in particular sectors from time to time, such as financial services, energy, health care/pharmaceuticals, and technology and telecommunications, the Fund may be at greater risk of adverse developments in a sector than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FGI-2

including coal, natural gas, precious metals, raw materials and agricultural commodities — also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.2

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made four cuts to its key federal funds target rate during the period, lowering it 225 basis points, from 4.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and had a total return of -13.38%, the broader S&P 500 a -11.91% total return, and the technology-heavy NASDAQ Composite Index a -13.22% total return.3 The energy and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

Investment Strategy

We are research-driven, fundamental investors pursuing a disciplined investment strategy. As bottom-up investors focusing primarily on individual securities, we seek companies that offer current dividend yields and present, in our opinion, the best trade-off between valuation, potential earnings growth and business risk. Special emphasis is placed upon dividend yield as we believe that high relative dividend yield can be a good indicator of value.

3. Source: © 2008 Morningstar. Please see Index Descriptions following the Fund Summaries.

FGI-3

Manager’s Discussion

During the six months under review, natural gas producer Chesapeake Energy was a key contributor to absolute Fund performance benefiting from rising oil and gas prices. Likewise, other energy sector holdings that helped performance included ConocoPhillips and Chevron.

The Fund’s investment in transportation logistics company J.B. Hunt Transport Services also performed well as strong results from the company’s intermodal division that transports cargo containers by truck to and from ships and railroads helped offset some of the impact of weak demand and record-high fuel prices. Other holdings that boosted performance included Anheuser-Busch, whose shares rose following an unsolicited takeover offer by Belgium-based brewer InBev, and Louisiana-based power producer Entergy, which benefited from rising energy prices and strong results from its nuclear division.

The Fund had some significant detractors from performance, notably, several of the Fund’s financials sector holdings that were severely impacted by the subprime mortgage and credit crises. These included Bank of America, Merrill Lynch, Citigroup and iStar Financial.

Other holdings that hurt Fund performance were Nokia in the information technology sector, telecommunication services holding AT&T and industrial conglomerate General Electric.

Thank you for your participation in Franklin Growth and Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Growth and Income Securities Fund

6/30/08

Company Sector/Industry	% of Total Net Assets

AT&T Inc.	3.5%
Telecommunication Services

Chevron Corp.	3.5%
Energy

ConocoPhillips	3.3%
Energy

Roche Holding AG (Switzerland)	2.8%
Health Care

Chesapeake Energy Corp.	2.7%
Energy

Exxon Mobil Corp.	2.7%
Energy

Caterpillar Inc.	2.4%
Industrials

Intel Corp.	2.3%
Information Technology

The Goldman Sachs Group Inc. into Comcast Corp., cvt. pfd., 144A	2.3%
Consumer Discretionary

Microchip Technology Inc.	2.2%
Information Technology

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGI-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Growth and Income Securities Fund Class 4

FGI-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$940.80	$2.87
Hypothetical (5% return before expenses)	$1,000	$1,020.49	$4.42

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (0.88%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

FGI-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.07	$16.83	$15.60	$15.60	$14.44	$11.82

Income from investment operations[a]:
Net investment income[b]	0.20	0.41	0.42	0.42	0.40	0.36
Net realized and unrealized gains (losses)	(1.84)	(0.82)	2.05	0.15	1.14	2.66

Total from investment operations	(1.64)	(0.41)	2.47	0.57	1.54	3.02

Less distributions from:
Net investment income	(0.45)	(0.42)	(0.43)	(0.43)	(0.38)	(0.40)
Net realized gains	(1.12)	(0.93)	(0.81)	(0.14)	—	—

Total distributions	(1.57)	(1.35)	(1.24)	(0.57)	(0.38)	(0.40)

Net asset value, end of period	$11.86	$15.07	$16.83	$15.60	$15.60	$14.44

Total return[c]	(11.53)%	(3.46)%	17.05%	3.71%	10.91%	26.06%
Ratios to average net assets[d]
Expenses	0.53% [e]	0.52% [e]	0.54% [e]	0.51% [e]	0.52% [e]	0.53%
Net investment income	2.82%	2.47%	2.63%	2.74%	2.77%	2.92%

Supplemental data
Net assets, end of period (000’s)	$248,171	$306,691	$388,751	$405,245	$471,596	$505,393
Portfolio turnover rate	15.56%	36.66%	23.05%	43.89%	40.15%	43.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.86	$16.62	$15.42	$15.43	$14.31	$11.74

Income from investment operations[a]:
Net investment income[b]	0.18	0.37	0.37	0.38	0.37	0.33
Net realized and unrealized gains (losses)	(1.82)	(0.82)	2.03	0.15	1.12	2.63

Total from investment operations	(1.64)	(0.45)	2.40	0.53	1.49	2.96

Less distributions from:
Net investment income	(0.40)	(0.38)	(0.39)	(0.40)	(0.37)	(0.39)
Net realized gains	(1.12)	(0.93)	(0.81)	(0.14)	—	—

Total distributions	(1.52)	(1.31)	(1.20)	(0.54)	(0.37)	(0.39)

Net asset value, end of period	$11.70	$14.86	$16.62	$15.42	$15.43	$14.31

Total return[c]	(11.66)%	(3.71)%	16.76%	3.51%	10.61%	25.70%
Ratios to average net assets[d]
Expenses	0.78% [e]	0.77% [e]	0.79% [e]	0.76% [e]	0.77% [e]	0.78%
Net investment income	2.57%	2.22%	2.38%	2.49%	2.52%	2.67%

Supplemental data
Net assets, end of period (000’s)	$241,603	$312,692	$348,724	$313,286	$263,146	$136,824
Portfolio turnover rate	15.56%	36.66%	23.05%	43.89%	40.15%	43.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Growth and Income Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.16

Income from investment operations[b]:
Net investment income[c]	0.12
Net realized and unrealized gains (losses)	(0.86)

Total from investment operations	(0.74)

Less distributions from:
Net investment income	(0.45)
Net realized gains	(1.12)

Total distributions	(1.57)

Net asset value, end of period	$11.85

Total return[d]	(5.92)%
Ratios to average net assets[e]
Expenses[f]	0.88%
Net investment income	2.47%

Supplemental data
Net assets, end of period (000’s)	$4
Portfolio turnover rate	15.56%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks 86.4%
Consumer Discretionary 9.2%
Autoliv Inc.	Sweden	94,900	$4,424,238
Best Buy Co. Inc.	United States	232,200	9,195,120
Carnival Corp.	United States	240,400	7,923,584
The Home Depot Inc.	United States	332,600	7,789,492
KB Home	United States	340,300	5,761,279
Nordstrom Inc.	United States	332,500	10,074,750

			45,168,463

Consumer Staples 7.7%
Anheuser-Busch Cos. Inc.	United States	133,300	8,280,596
The Coca-Cola Co.	United States	202,100	10,505,158
Diageo PLC, ADR	United Kingdom	137,500	10,157,125
Unilever NV, N.Y. shs.	Netherlands	299,400	8,502,960

			37,445,839

Energy 12.8%
Chesapeake Energy Corp.	United States	200,687	13,237,314
Chevron Corp.	United States	170,716	16,923,077
ConocoPhillips	United States	171,100	16,150,129
Exxon Mobil Corp.	United States	149,844	13,205,752
Sunoco Inc.	United States	75,500	3,072,095

			62,588,367

Financials 12.5%
AFLAC Inc.	United States	128,900	8,094,920
Bank of America Corp.	United States	339,212	8,096,990
Capital One Financial Corp.	United States	104,864	3,985,881
CapitalSource Inc.	United States	502,200	5,564,376
Citigroup Inc.	United States	326,800	5,477,168
iStar Financial Inc.	United States	327,400	4,324,954
JPMorgan Chase & Co.	United States	159,670	5,478,278
Marsh & McLennan Cos. Inc.	United States	281,800	7,481,790
Merrill Lynch & Co. Inc.	United States	195,000	6,183,450
U.S. Bancorp	United States	240,000	6,693,600

			61,381,407

Health Care 6.4%
Johnson & Johnson	United States	123,000	7,913,820
Pfizer Inc.	United States	535,400	9,353,438
Roche Holding AG	Switzerland	76,700	13,815,761

			31,083,019

Industrials 15.3%
3M Co.	United States	130,500	9,081,495
The Boeing Co.	United States	116,200	7,636,664
Caterpillar Inc.	United States	161,800	11,944,076
General Electric Co.	United States	365,600	9,757,864
J.B. Hunt Transport Services Inc.	United States	245,800	8,180,224
Masco Corp.	United States	401,800	6,320,314
Pitney Bowes Inc.	United States	204,900	6,987,090
United Parcel Service Inc., B	United States	123,500	7,591,545
Waste Management Inc.	United States	195,800	7,383,618

			74,882,890

FGI-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks (continued)
Information Technology 9.8%
Intel Corp.	United States	533,500	$11,459,580
Microchip Technology Inc.	United States	360,000	10,994,400
Microsoft Corp.	United States	332,100	9,136,071
Nokia Corp., ADR	Finland	324,000	7,938,000
Paychex Inc.	United States	272,000	8,508,160

			48,036,211

Materials 3.8%
Alcoa Inc.	United States	293,400	10,450,908
The Dow Chemical Co.	United States	232,300	8,109,593

			18,560,501

Telecommunication Services 5.2%
America Movil SAB de CV, L, ADR	Mexico	163,800	8,640,450
AT&T Inc.	United States	503,297	16,956,076

			25,596,526

Utilities 3.7%
Dominion Resources Inc.	United States	210,200	9,982,398
PG&E Corp.	United States	208,500	8,275,365

			18,257,763

Total Common Stocks (Cost $416,733,763)			423,000,986

Preferred Stock (Cost $8,133,100) 1.5%
Financials 1.5%
FNMA, 8.25%, pfd.	United States	325,000	7,458,750

Convertible Preferred Stocks 10.1%
Consumer Discretionary 3.4%
General Motors Corp., 6.25%, cvt. pfd.	United States	420,000	5,569,200
[a]The Goldman Sachs Group Inc. into Comcast Corp., 5.00%, cvt. pfd., 144A	United States	600,000	11,310,742

			16,879,942

Financials 2.9%
Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P	United States	7,370	5,928,649
Wachovia Corp., 7.50%, cvt. pfd., L	United States	5,600	4,935,728
Washington Mutual Inc., 7.75%, cvt. pfd., R	United States	6,100	3,580,700

			14,445,077

Health Care 1.8%
Schering-Plough Corp., 6.00%, cvt. pfd.	United States	46,400	8,844,304

Utilities 2.0%
Entergy Corp., 7.625%, cvt. pfd.	United States	135,000	9,549,563

Total Convertible Preferred Stocks (Cost $57,455,760)			49,718,886

Total Investments before Short Term Investment (Cost $482,322,623)			480,178,622

FGI-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Principal Amount	Value
Short Term Investment (Cost $13,474,125) 2.8%
Repurchase Agreement 2.8%
[b]Joint Repurchase Agreement, 2.173%, 7/01/08 (Maturity Value $13,474,938)		$13,474,125	$13,474,125
ABN AMRO Bank NV, New York Branch (Maturity Value $1,379,834)
Banc of America Securities LLC (Maturity Value $1,379,834)
Barclays Capital Inc. (Maturity Value $1,379,834)
Deutsche Bank Securities Inc. (Maturity Value $1,379,834)
Dresdner Kleinwort Securities LLC (Maturity Value $1,379,834)
Goldman, Sachs & Co. (Maturity Value $1,379,834)
Lehman Brothers Inc. (Maturity Value $1,414,195)
Merrill Lynch Government Securities Inc. (Maturity Value $1,379,834)
Morgan Stanley & Co. Inc. (Maturity Value $1,022,071)
UBS Securities LLC (Maturity Value $1,379,834)

Collateralized by U.S. Government Agency Securities, 1.95% - 6.25%, 7/24/08 - 6/17/13;
[c]U.S. Government Agency Discount Notes, 10/20/08 - 8/01/12; and U.S. Treasury Notes,  3.50% - 4.75%, 12/31/08 - 5/31/13

Total Investments (Cost $495,796,748) 100.8%			493,652,747
Other Assets, less Liabilities (0.8)%			(3,874,467)

Net Assets 100.0%			$489,778,280

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FNMA - Federal National Mortgage Association

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2008, the value of this security was $11,310,742, representing 2.31% of net assets.

bSee Note 1(c) regarding joint repurchase agreement.

cThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGI-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Growth and Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$482,322,623
Cost - Repurchase agreements	13,474,125

Total cost of investments	$495,796,748

Value - Unaffiliated issuers	$480,178,622
Value - Repurchase agreements	13,474,125

Total value of investments	493,652,747
Receivables:
Capital shares sold	787,745
Dividends	1,013,569

Total assets	495,454,061

Liabilities:
Payables:
Investment securities purchased	4,769,702
Capital shares redeemed	468,848
Affiliates	321,358
Accrued expenses and other liabilities	115,873

Total liabilities	5,675,781

Net assets, at value	$489,778,280

Net assets consist of:
Paid-in capital	$473,325,853
Undistributed net investment income	8,343,279
Net unrealized appreciation (depreciation)	(2,143,991)
Accumulated net realized gain (loss)	10,253,139

Net assets, at value	$489,778,280

Class 1:
Net assets, at value	$248,171,102

Shares outstanding	20,923,453

Net asset value and maximum offering price per share	$11.86

Class 2:
Net assets, at value	$241,602,995

Shares outstanding	20,642,728

Net asset value and maximum offering price per share	$11.70

Class 4:
Net assets, at value	$4,183

Shares outstanding	353

Net asset value and maximum offering price per share	$11.85

The accompanying notes are an integral part of these financial statements.

FGI-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Growth and Income Securities Fund
Investment income:
Dividends	$9,028,178
Interest	134,475

Total investment income	9,162,653

Expenses:
Management fees (Note 3a)	1,359,420
Distribution fees: (Note 3c)
Class 2	340,360
Class 4	6
Unaffiliated transfer agent fees	246
Custodian fees (Note 4)	7,295
Reports to shareholders	48,220
Professional fees	21,584
Trustees’ fees and expenses	1,482
Other	10,190

Total expenses	1,788,803
Expense reductions (Note 4)	(3,361)

Net expenses	1,785,442

Net investment income	7,377,211

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	15,175,216
Foreign currency transactions	10,100

Net realized gain (loss)	15,185,316

Net change in unrealized appreciation (depreciation) on:
Investments	(90,119,805)
Translation of assets and liabilities denominated in foreign currencies	10

Net change in unrealized appreciation (depreciation)	(90,119,795)

Net realized and unrealized gain (loss)	(74,934,479)

Net increase (decrease) in net assets resulting from operations	$(67,557,268)

The accompanying notes are an integral part of these financial statements.

FGI-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Growth and Income Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$7,377,211	$16,948,093
Net realized gain (loss) from investments and foreign currency transactions	15,185,316	37,953,952
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(90,119,795)	(76,998,728)

Net increase (decrease) in net assets resulting from operations	(67,557,268)	(22,096,683)

Distributions to shareholders from:
Net investment income:
Class 1	(8,476,479)	(8,774,492)
Class 2	(7,499,080)	(8,436,065)
Class 4	(160)	—
Net realized gains:
Class 1	(20,947,837)	(19,524,195)
Class 2	(20,755,554)	(20,561,240)
Class 4	(395)	—

Total distributions to shareholders	(57,679,505)	(57,295,992)

Capital share transactions: (Note 2)
Class 1	4,417,991	(44,846,830)
Class 2	(8,790,941)	6,147,390
Class 4	5,000	—

Total capital share transactions	(4,367,950)	(38,699,440)

Net increase (decrease) in net assets	(129,604,723)	(118,092,115)
Net assets:
Beginning of period	619,383,003	737,475,118

End of period	$489,778,280	$619,383,003

Undistributed net investment income included in net assets:
End of period	$8,343,279	$16,941,787

The accompanying notes are an integral part of these financial statements.

FGI-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Growth and Income Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 75.93% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FGI-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2008. The joint repurchase agreement is valued at cost.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

FGI-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,486	$46,183	27,512	$465,422
Shares issued in reinvestment of distributions	2,324,196	29,424,315	1,649,108	29,298,687
Shares redeemed	(1,759,231)	(25,052,507)	(4,423,307)	(73,610,939)

Net increase (decrease)	568,451	$4,417,991	(2,746,687)	$(44,846,830)

Class 2 Shares:
Shares sold	293,597	$3,875,263	3,345,833	$57,300,105
Shares issued in reinvestment of distributions	2,262,180	28,254,634	1,710,755	28,997,305
Shares redeemed	(2,959,078)	(40,920,838)	(4,996,720)	(80,150,020)

Net increase (decrease)	(403,301)	$(8,790,941)	59,868	$6,147,390

Class 4 Shares:
Shares sold	353	$5,000

[a]	For the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

FGI-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

FGI-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

5. INCOME TAXES

For tax purposes, realized capital losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized capital losses of $3,008,550.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$496,866,555

Unrealized appreciation	$83,138,427
Unrealized depreciation	(86,352,235)

Net unrealized appreciation (depreciation)	$(3,213,808)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and bond discounts.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $84,653,040 and $113,879,660, respectively.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$450,474,013	$43,178,734	$—	$493,652,747

FGI-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

8. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FGI-21

FRANKLIN HIGH INCOME SECURITIES FUND

This semiannual report for Franklin High Income Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin High Income Securities Fund – Class 4 had a -1.21% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was +1.35%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin High Income Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Franklin High Income Securities Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests primarily to predominantly in debt securities offering high yield and expected total return.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed comparably to its benchmark, the Credit Suisse (CS) High Yield Index, which had a -1.14% total return for the period under review.1 The Fund outperformed its peers, as measured by the -1.51% return of the Lipper VIP High Current Yield Funds Classification Average.2

Economic and Market Overview

During the six months ended June 30, 2008, the U.S. economy expanded, albeit at a sluggish pace, as gross domestic product grew at annualized rates of 0.9% and an estimated 1.9% in the first and second quarters of 2008. As the financial, labor and housing markets continued to deteriorate, investor and consumer confidence waned, which led to a pullback in consumer spending. These factors as well as upward inflationary pressures from a weak U.S. dollar and increasing food, energy and commodity prices weighed on the overall economy.

Volatile oil prices reached a historical high in June, topping $143 per barrel, before retreating to $140 by period-end. Despite inflation risks from higher food and energy costs, core inflation, which excludes such costs, remained relatively subdued at an annual 2.4% rate in June 2008.3 This level was above the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2%. The core personal consumption expenditures price index reported a 12-month increase of 2.3%.4

The Fed acted aggressively to restore liquidity and confidence to unsettled financial markets and cut interest rates four times over the six-month period, bringing the federal funds target rate to 2.00%. The Fed also implemented a series of unconventional measures aimed at easing strained credit conditions. However, since April 30, the Fed has held rates steady and indicated growing concerns about inflation as it must balance the risks of a slowing economy and rising inflationary pressures.

1. Source: © 2008 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

4. Source: Bureau of Economic Analysis.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund invests primarily to predominantly in high yield, lower-rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment grade bonds. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

Despite the Fed’s actions, U.S. Treasury prices rallied and financial stocks continued to sell off for most of the reporting period. Fixed income spreads generally widened relative to Treasury yields over the period due to heightened market turbulence. Investors continued to seek the relative safety of short- and intermediate-term U.S. Treasury securities as these yields declined and the yield curve steepened. Short-term and two-year yields declined significantly, with the two-year bill yielding 2.63% at the end of June, down from 3.05% six months earlier. The 10-year U.S. Treasury note yield fell from 4.04% to 3.99% while the yield for the 30-year Treasury, which is more sensitive to inflation, increased from 4.45% to 4.53% over the same period.

Regarding the high yield market, although there were some pockets of strength during the period, the market generally was volatile. The period ended on a negative note as economic and financial market concerns persisted, which led to further weakening of global equity markets. Within this environment, yield spreads narrowed from their period highs in March but remained higher than the market’s 10-year average. On the positive side, the new-issue calendar was fairly light and interest rates held relatively steady, which provided some technical support for the asset class.

Investment Strategy

We are research-driven, fundamental investors who rely on a team of analysts to provide in-depth industry expertise and use qualitative and quantitative analyses to evaluate companies. As bottom-up investors, we focus primarily on individual securities. We also consider sectors when choosing investments. In selecting securities for the Fund’s investment portfolio, we do not rely principally on ratings assigned by rating agencies, but perform our own independent analysis to evaluate an issuer’s creditworthiness. We consider a variety of factors, including an issuer’s experience and managerial strength, its sensitivity to economic conditions and its current financial condition.

Manager’s Discussion

During the six months under review, the Fund maintained a slightly conservative positioning, from a risk perspective, relative to the benchmark CS High Yield Index based on our assessment of market valuations and our outlook for corporate fundamentals. With the instability of numerous large financial institutions, a weak housing market, and commodity price inflation pressuring consumers, investors’ risk appetites diminished, which negatively affected securities prices in the secondary market. Therefore, the Fund’s slightly defensive positioning proved beneficial. At the same time, certain industry weightings and specific holdings also helped relative performance. Although we mainly use a bottom-up security selection process to manage the Fund, we also draw on our fundamental research to look at the overall economy. With that in mind, we over- and underweighted certain industries relative to the index. For example, the Fund had no direct exposure to airlines, which was the index’s worst performing industry during the period. Conversely, the Fund’s overweighting in the wireless communications industry throughout the period helped relative performance.5 Due largely to some merger and acquisition activity as well as the industry’s economic resilience, wireless communications was the index’s top-performing industry for the six months under review. Similarly, the Fund’s overweighted position in utilities aided relative performance as the sector also outperformed the overall index. We chose to overweight the industry given our assessment of its generally positive fundamental outlook and less cyclical nature.

Although the Fund’s positioning helped relative performance in certain instances, some holdings and industry weightings had a negative impact. For example, the Fund’s positions versus the index in the chemicals, gaming and retail industries hurt relative results.6 The Fund had overweighted allocations to chemicals and gaming during the period and since both industries underperformed the overall index, the Fund’s positioning hindered performance. The chemicals industry’s cyclical nature hurt performance; however, the impact of some cancelled merger and acquisition deals also hindered the industry’s results. Gaming underperformed the benchmark as investors seemed to focus on the industry’s highly leveraged balance sheets amid a period of soft demand and new casino venues and expansions. Regarding retail, despite a weakening consumer spending environment, the industry outperformed the index, driven by positive expectations about the effects of the U.S. government’s economic stimulus package and some company-specific cost containment plans. The Fund’s underweighted retail allocation negatively affected relative performance.

Thank you for your participation in Franklin High Income Securities Fund. We look forward to serving your future investment needs.

5. Wireless communications holdings are in telecommunication services in the SOI.

6. Chemicals holdings are in materials in the SOI; gaming holdings are in consumer services; and retail holdings are in retailing.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Sectors/Industries

Franklin High Income

Securities Fund

6/30/08

% of Total Net Assets

Energy	12.0%
Media	11.6%
Utilities	9.7%
Materials	8.6%
Telecommunication Services	8.3%
Consumer Services	7.7%
Health Care Equipment & Services	6.9%
Capital Goods	5.4%
Diversified Financials	5.4%
Automobiles & Components	4.0%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin High Income Securities Fund – Class 4

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$1,013.50	$3.32
Hypothetical (5% return before expenses)	$1,000	$1,019.99	$4.92

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (0.98%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin High Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.72	$6.96	$6.82	$6.99	$6.81		$5.67

Income from investment operations[a]:
Net investment income[b]	0.26	0.51	0.49	0.48	0.49		0.51
Net realized and unrealized gains (losses)	(0.32)	(0.30)	0.12	(0.23)	0.15		1.21

Total from investment operations	(0.06)	0.21	0.61	0.25	0.64		1.72

Less distributions from net investment income	(0.62)	(0.45)	(0.47)	(0.42)	(0.46)		(0.58)

Net asset value, end of period	$6.04	$6.72	$6.96	$6.82	$6.99		$6.81

Total return[c]	(1.05)%	3.02%	9.48%	3.72%	10.04%		31.50%
Ratios to average net assets[d]
Expenses before expense reduction	0.63%	0.61%	0.64%	0.60%	0.62%		0.62%
Expenses net of expense reduction	0.63% [e]	0.61% [e]	0.63%	0.60% [e]	0.62%	[e]	0.62%
Net investment income	7.82%	7.38%	7.14%	6.96%	7.17%		8.19%

Supplemental data
Net assets, end of period (000’s)	$54,899	$61,286	$77,641	$87,814	$109,569		$136,218
Portfolio turnover rate	16.16%	40.65%	37.99%	47.60%	59.87%		52.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin High Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.60	$6.85	$6.71	$6.90	$6.73		$5.62

Income from investment operations[a]:
Net investment income[b]	0.24	0.48	0.46	0.45	0.46		0.48
Net realized and unrealized gains (losses)	(0.31)	(0.29)	0.13	(0.23)	0.16		1.21

Total from investment operations	(0.07)	0.19	0.59	0.22	0.62		1.69

Less distributions from net investment income	(0.60)	(0.44)	(0.45)	(0.41)	(0.45)		(0.58)

Net asset value, end of period	$5.93	$6.60	$6.85	$6.71	$6.90		$6.73

Total return[c]	(1.22)%	2.72%	9.36%	3.31%	9.87%		31.18%
Ratios to average net assets[d]
Expenses before expense reduction	0.88%	0.86%	0.89%	0.85%	0.87%		0.87%
Expenses net of expense reduction	0.88% [e]	0.86% [e]	0.88%	0.85% [e]	0.87%	[e]	0.87%
Net investment income	7.57%	7.13%	6.89%	6.71%	6.92%		7.94%

Supplemental data
Net assets, end of period (000’s)	$132,084	$155,777	$166,318	$139,413	$122,579		$58,681
Portfolio turnover rate	16.16%	40.65%	37.99%	47.60%	59.87%		52.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin High Income Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.55

Income from investment operations[b]:
Net investment income[c]	0.17
Net realized and unrealized gains (losses)	(0.07)

Total from investment operations	0.10

Less distributions from net investment income	(0.62)

Net asset value, end of period	$6.03

Total return[d]	1.35%
Ratios to average net assets[e]
Expenses before expense reduction	0.98%
Expenses net of expense reduction	0.98% [f]
Net investment income	7.47%

Supplemental data
Net assets, end of period (000’s)	$599
Portfolio turnover rate	16.16%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
[b,c]Senior Floating Rate Interests 1.6%
Consumer Services 0.4%
OSI Restaurant Partners LLC (Outback),
Pre-Funded Revolving Credit, 2.596%, 6/14/13	United States	$66,176	$56,978
Term Loan B, 5.125%, 6/14/14	United States	833,824	717,922

			774,900

Media 0.4%
Univision Communications Inc., Initial Term Loan, 4.733% - 5.149%, 9/29/14	United States	1,000,000	825,625

Utilities 0.8%
Dynegy Holdings Inc.,
Term L/C Facility, 3.983%, 4/02/13	United States	1,386,133	1,307,817
Term Loan B, 3.983%, 4/02/13	United States	113,296	106,895

			1,414,712

Total Senior Floating Rate Interests (Cost $2,852,682)			3,015,237

Corporate Bonds 94.7%
Automobiles & Components 4.0%
[d]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	2,300,000	2,070,000
Ford Motor Credit Co. LLC,
7.80%, 6/01/12	United States	2,500,000	1,935,630
senior note, 9.875%, 8/10/11	United States	2,200,000	1,855,275
[d]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	2,000,000	1,690,000

			7,550,905

Capital Goods 5.4%
DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18	United States	2,200,000	2,337,500
L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15	United States	2,000,000	1,855,000
RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14	United States	2,000,000	1,940,000
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	2,000,000	1,995,000
TransDigm Inc., senior sub. note, 7.75%, 7/15/14	United States	2,000,000	1,985,000

			10,112,500

Commercial Services & Supplies 3.3%
Allied Waste North America Inc., senior secured note, 6.875%, 6/01/17	United States	2,000,000	1,965,000
ARAMARK Corp., senior note, 8.50%, 2/01/15	United States	2,300,000	2,265,500
[e,f]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	—
JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13	United States	2,000,000	2,000,000

			6,230,500

Consumer Durables & Apparel 2.7%
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	2,400,000	2,100,000
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	1,500,000	1,481,250
KB Home, senior note, 6.25%, 6/15/15	United States	1,700,000	1,436,500

			5,017,750

Consumer Services 7.3%
[d]Firekeepers Development Authority, senior secured note, 144A, 13.875%, 5/1/15	United States	1,900,000	1,866,750
[d]Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15	United States	1,700,000	1,113,500
Host Marriott LP, senior note, M, 7.00%, 8/15/12	United States	1,800,000	1,710,000
MGM MIRAGE, senior note,
6.625%, 7/15/15	United States	2,500,000	2,018,750
6.875%, 4/01/16	United States	1,000,000	810,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Corporate Bonds (continued)
Consumer Services (continued)
[d]Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15	United States	$1,000,000	$652,500
Pinnacle Entertainment Inc., senior sub. note,
8.25%, 3/15/12	United States	200,000	197,500
8.75%, 10/01/13	United States	2,100,000	2,110,500
Royal Caribbean Cruises Ltd.,
senior deb., 7.25%, 3/15/18	United States	1,800,000	1,534,500
senior note, 6.875%, 12/01/13	United States	400,000	350,000
Station Casinos Inc., senior note, 6.00%, 4/01/12	United States	300,000	240,000
senior sub. note, 6.50%, 2/01/14	United States	300,000	174,000
senior sub. note, 6.875%, 3/01/16	United States	1,900,000	1,047,375

			13,825,375

Diversified Financials 4.1%
GMAC LLC, 6.875%, 8/28/12	United States	5,000,000	3,427,805
Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14	United States	2,300,000	2,200,548
Merrill Lynch & Co. Inc., 6.875%, 4/25/18	United States	2,100,000	2,004,897

			7,633,250

Energy 12.0%
Chesapeake Energy Corp., senior note, 6.25%, 1/15/18	United States	3,000,000	2,775,000
Compagnie Generale de Geophysique-Veritas, senior note,
7.50%, 5/15/15	France	500,000	501,250
7.75%, 5/15/17	France	700,000	704,375
El Paso Corp., senior note, 6.875%, 6/15/14	United States	2,000,000	2,014,720
Mariner Energy Inc., senior note, 7.50%, 4/15/13	United States	2,600,000	2,535,000
MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14	United States	2,500,000	2,368,750
[d]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,100,000	1,911,000
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	United States	2,000,000	2,010,000
Quicksilver Resources Inc., senior note, 7.75%, 8/01/15	United States	1,700,000	1,691,500
[d]SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	United States	900,000	909,000
Tesoro Corp., senior note, 6.50%, 6/01/17	United States	2,500,000	2,256,250
The Williams Cos. Inc., senior note,
7.625%, 7/15/19	United States	600,000	633,000
7.875%, 9/01/21	United States	1,200,000	1,278,000
8.75%, 3/15/32	United States	800,000	912,000

			22,499,845

Food, Beverage & Tobacco 2.3%
Dean Foods Inc., senior note, 7.00%, 6/01/16	United States	600,000	523,500
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	1,700,000	1,781,053
Smithfield Foods Inc., senior note, 7.75%,
5/15/13	United States	2,000,000	1,775,000
7/01/17	United States	300,000	250,500

			4,330,053

Health Care Equipment & Services 6.9%
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	2,200,000	2,172,500
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	400,000	335,000
senior secured note, 9.125%, 11/15/14	United States	1,900,000	1,947,500
Tenet Healthcare Corp., senior note, 7.375%, 2/01/13	United States	2,000,000	1,890,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Corporate Bonds (continued)
Health Care Equipment & Services (continued)
[b,g]U.S. Oncology Holdings Inc., senior note, FRN, PIK, 7.949%, 3/15/12	United States	$2,439,000	$1,939,005
[g]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	2,300,000	2,127,500
Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14	United States	2,500,000	2,487,500

			12,899,005

Materials 8.6%
Crown Americas Inc., senior note, 7.75%, 11/15/15	United States	2,000,000	2,010,000
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	2,200,000	2,324,608
Huntsman International LLC, senior sub. note, 7.875%, 11/15/14	United States	1,600,000	1,472,000
[d]Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16	United Kingdom	2,300,000	1,523,750
[d]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	2,000,000	1,820,000
Nalco Co., senior sub. note, 8.875%, 11/15/13	United States	2,000,000	2,060,000
Novelis Inc., senior note, 7.25%, 2/15/15	Canada	2,200,000	2,090,000
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	2,000,000	2,040,000
Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15	Ireland	800,000	732,000

			16,072,358

Media 11.2%
[e,f]Callahan Nordrhein-Westfallen, senior note, 14.00%, 7/15/10	Germany	2,750,000	275
CanWest Media Inc., senior sub. note, 8.00%, 9/15/12	Canada	2,100,000	1,879,500
CCH II LLC, senior note, 10.25%, 9/15/10	United States	3,800,000	3,695,500
CSC Holdings Inc., senior note, 6.75%, 4/15/12	United States	1,000,000	945,000
[d]DIRECTV Holdings LLC, senior note, 144A, 7.625%, 5/15/16	United States	2,500,000	2,475,000
Dish Network Corp., senior note, 7.125%, 2/01/16	United States	2,000,000	1,855,000
Lamar Media Corp., senior sub. note, 7.25%, 1/01/13	United States	2,000,000	1,932,500
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	2,000,000	1,803,160
Quebecor Media Inc., senior note, 7.75%, 3/15/16	Canada	2,000,000	1,870,000
R.H. Donnelley Corp., senior note, A-3, 8.875%, 1/15/16	United States	3,500,000	2,117,500
Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	2,000,000	1,470,000
[d,g]Univision Communications Inc., senior note, 144A, PIK, 9.75%, 3/15/15	United States	1,200,000	888,000

			20,931,435

Real Estate 1.3%
Forest City Enterprises Inc., senior note,
7.625%, 6/01/15	United States	2,300,000	2,150,500
6.50%, 2/01/17	United States	300,000	262,500

			2,413,000

Retailing 2.1%
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	2,000,000	1,990,000
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	2,300,000	2,003,875

			3,993,875

Semiconductors & Semiconductor Equipment 0.6%
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	1,300,000	1,062,750

Software & Services 3.3%
[d]First Data Corp., senior note, 144A, 9.875%, 9/24/15	United States	2,100,000	1,829,625
Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18	United States	2,200,000	2,277,000
SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15	United States	2,100,000	2,121,000

			6,227,625

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Corporate Bonds (continued)
Technology Hardware & Equipment 2.4%
Celestica Inc., senior sub. note,
7.875%, 7/01/11	Canada	$1,000,000	$1,005,000
7.625%, 7/01/13	Canada	400,000	386,000
[d]Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16	Canada	1,300,000	1,293,500
Sanmina-SCI Corp.,
[b,d]senior note, 144A, FRN, 5.526%, 6/15/14	United States	1,000,000	930,000
senior sub. note, 6.75%, 3/01/13	United States	1,000,000	902,500

			4,517,000

Telecommunication Services 8.3%
Centennial Communications Corp., senior note, 10.00%, 1/01/13	United States	2,000,000	2,040,000
[d]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	2,000,000	1,907,500
[d]Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%, 1/15/13	Bermuda	2,000,000	1,960,000
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	2,000,000	1,935,000
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	2,200,000	2,343,000
Qwest Communications International Inc., senior note,
7.50%, 2/15/14	United States	1,000,000	955,000
B, 7.50%, 2/15/14	United States	2,500,000	2,387,500
[d]Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15	Italy	2,025,000	2,136,375

			15,664,375

Utilities 8.9%
The AES Corp., senior note, 8.00%, 10/15/17	United States	2,300,000	2,265,500
Aquila Inc., senior note, 14.875%, 7/01/12	United States	1,800,000	2,101,500
Dynegy Holdings Inc., senior note,
7.50%, 6/01/15	United States	300,000	278,250
8.375%, 5/01/16	United States	1,000,000	975,000
Edison Mission Energy, senior note, 7.00%, 5/15/17	United States	2,500,000	2,350,000
Mirant North America LLC, senior note, 7.375%, 12/31/13	United States	1,900,000	1,892,875
NRG Energy Inc., senior note,
7.25%, 2/01/14	United States	900,000	861,750
7.375%, 2/01/16	United States	2,100,000	1,981,875
PNM Resources Inc., senior note, 9.25%, 5/15/15	United States	1,000,000	1,037,500
[d]Texas Competitive Electric Holdings Co. LLC, senior note, 144A, 10.25%, 11/01/15	United States	3,000,000	2,955,000

			16,699,250

Total Corporate Bonds (Cost $194,348,189)			177,680,851

		Shares
Common Stock (Cost $89,208) 0.0%
Commercial Services & Supplies 0.0%
[e,h,i]Goss Holdings Inc., B	United States	44,604	—

Preferred Stock (Cost $2,511,391) 1.3%
Diversified Financials 1.3%
JPMorgan Chase & Co., 7.90%, pfd., 1, junior sub. note	United States	2,500,000	2,351,075

Total Investments before Short Term Investment (Cost $199,801,470)			183,047,163

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Short Term Investment (Cost $2,861,717) 1.5%
Repurchase Agreement 1.5%
[j]Joint Repurchase Agreement, 2.173%, 7/01/08 (Maturity Value $2,861,890)	United States	$2,861,717	$2,861,717
ABN AMRO Bank, NV, New York Branch (Maturity Value $293,058)
Banc of America Securities LLC (Maturity Value $293,058)
Barclays Capital Inc. (Maturity Value $293,058)
Deutsche Bank Securities Inc. (Maturity Value $293,058)
Dresdner Kleinwort Securities LLC (Maturity Value $293,058)
Goldman, Sachs & Co. (Maturity Value $293,058)
Lehman Brothers Inc. (Maturity Value $300,355)
Merrill Lynch Government Securities Inc. (Maturity Value $293,058)
Morgan Stanley & Co. Inc. (Maturity Value $217,071)
UBS Securities LLC (Maturity Value $293,058)

Collateralized by U.S. Government Agency Securities, 1.95% - 6.25%, 7/24/08 - 6/17/13; [k]U.S. Government Agency Discount Notes, 10/20/08 - 8/01/12; and U.S. Treasury Notes, 3.50% - 4.75%, 12/31/08 - 5/31/13

Total Investments (Cost $202,663,187) 99.1%			185,908,880
Other Assets, less Liabilities 0.9%			1,673,076

Net Assets 100.0%			$187,581,956

Selected Portfolio Abbreviations

FRN - Floating Rate Note

L/C - Letter of Credit

PIK - Payment-In-Kind

aThe principal amount is stated in U.S. dollars unless otherwise indicated.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(c) regarding senior floating rate interests.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the aggregate value of these securities was $29,931,500, representing 15.96% of net assets.

eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2008, the aggregate value of these securities was $275, representing less than 0.01% of net assets.

fSee Note 7 regarding defaulted securities.

gIncome may be received in additional securities and/or cash.

hSee Note 8 regarding restricted securities.

iNon-income producing for the twelve months ended June 30, 2008.

jSee Note 1(b) regarding joint repurchase agreement.

kThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin High Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$199,801,470
Cost - Repurchase agreements	2,861,717

Total cost of investments	$202,663,187

Value - Unaffiliated issuers	$183,047,163
Value - Repurchase agreements	2,861,717

Total value of investments	185,908,880
Cash	349,555
Receivables:
Investment securities sold	2,000,285
Capital shares sold	22,803
Interest	3,948,834

Total assets	192,230,357

Liabilities:
Payables:
Investment securities purchased	2,717,750
Capital shares redeemed	1,704,699
Affiliates	150,243
Accrued expenses and other liabilities	75,709

Total liabilities	4,648,401

Net assets, at value	$187,581,956

Net assets consist of:
Paid-in capital	$333,481,389
Undistributed net investment income	6,619,249
Net unrealized appreciation (depreciation)	(16,754,307)
Accumulated net realized gain (loss)	(135,764,375)

Net assets, at value	$187,581,956

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Franklin High Income Securities Fund
Class 1:
Net assets, at value	$54,898,794

Shares outstanding	9,090,100

Net asset value and maximum offering price per share	$6.04

Class 2:
Net assets, at value	$132,084,224

Shares outstanding	22,271,384

Net asset value and maximum offering price per share	$5.93

Class 4:
Net assets, at value	$598,938

Shares outstanding	99,258

Net asset value and maximum offering price per share	$6.03

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin High Income Securities Fund
Investment income:
Interest	$8,264,074

Expenses:
Management fees (Note 3a)	551,716
Distribution fees: (Note 3c)
Class 2	172,613
Class 4	159
Custodian fees (Note 4)	2,681
Reports to shareholders	41,496
Professional fees	14,716
Trustees’ fees and expenses	520
Other	4,708

Total expenses	788,609
Expense reductions (Note 4)	(335)

Net expenses	788,274

Net investment income	7,475,800

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(3,612,252)
Net change in unrealized appreciation (depreciation) on investments	(6,616,853)

Net realized and unrealized gain (loss)	(10,229,105)

Net increase (decrease) in net assets resulting from operations	$(2,753,305)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin High Income Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$7,475,800	$17,541,563
Net realized gain (loss) from investments	(3,612,252)	235,385
Net change in unrealized appreciation (depreciation) on investments	(6,616,853)	(11,924,906)

Net increase (decrease) in net assets resulting from operations	(2,753,305)	5,852,042

Distributions to shareholders from:
Net investment income:
Class 1	(5,331,940)	(4,495,151)
Class 2	(12,613,674)	(11,904,068)
Class 4	(40,112)	—

Total distributions to shareholders	(17,985,726)	(16,399,219)

Capital share transactions: (Note 2)
Class 1	(396,552)	(14,109,266)
Class 2	(8,998,687)	(2,239,776)
Class 4	653,604	—

Total capital share transactions	(8,741,635)	(16,349,042)

Net increase (decrease) in net assets	(29,480,666)	(26,896,219)
Net assets:
Beginning of period	217,062,622	243,958,841

End of period	$187,581,956	$217,062,622

Undistributed net investment income included in net assets:
End of period	$6,619,249	$17,129,175

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin High Income Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 93.99% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Joint Repurchase Agreement (continued)

market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2008. The joint repurchase agreement is valued at cost.

c. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	383,783	$2,570,068	730,046	$4,985,612
Shares issued in reinvestment of distributions	864,172	5,331,940	663,002	4,495,151
Shares redeemed	(1,279,683)	(8,298,560)	(3,418,532)	(23,590,029)

Net increase (decrease)	(31,728)	$(396,552)	(2,025,484)	$(14,109,266)

Class 2 Shares:
Shares sold	2,397,684	$15,737,909	7,186,912	$49,319,160
Shares issued in reinvestment of distributions	2,081,464	12,613,674	1,787,398	11,904,068
Shares redeemed	(5,822,643)	(37,350,270)	(9,639,217)	(63,463,004)

Net increase (decrease)	(1,343,495)	$(8,998,687)	(664,907)	$(2,239,776)

Class 4 Shares:
Shares sold	92,834	$613,968
Shares issued on reinvestment of distributions	6,424	39,636

Net increase (decrease)	99,258	$653,604

[a]For	the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2008	$26,944,467
2009	14,152,532
2010	46,366,314
2011	24,711,916
2012	9,009,590
2013	6,321,190
2014	40,420
2015	4,493,289

$132,039,718

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

5. INCOME TAXES (continued)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized capital losses of $152,454.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$203,320,207

Unrealized appreciation	$1,566,066
Unrealized depreciation	(18,977,393)

Net unrealized appreciation (depreciation)	$(17,411,327)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of payments-in-kind and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $30,718,717 and $47,457,492, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 96.72% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2008, the aggregate value of these securities was $275, representing less than 0.01% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund’s Board of Trustees as reflecting fair value, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
44,604	[a]Goss Holdings Inc., B	11/17/99	$89,208	$—

	Total Restricted Securities (0.00% of Net Assets)

[a]The	Fund also invests in unrestricted securities of the issuer, valued at $0 as of June 30, 2008.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

9. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$—	$185,908,605	$275	$185,908,880

At June 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Investments in Securities
Beginning Balance – January 1, 2008	$275

Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Ending Balance	$275

Net change in unrealized appreciation (depreciation) attributable to assets still held at end of period	$—

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FRANKLIN INCOME SECURITIES FUND

This semiannual report for Franklin Income Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Income Securities Fund – Class 4 had a -4.77% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -0.66%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Income Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its equity benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -11.91% total return, and underperformed its fixed income benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, which returned +1.13% for the same period.1

Economic and Market Overview

The U.S. economy struggled during the six months ended June 30, 2008, as it contended with record-high oil prices, a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Gross domestic product (GDP) growth registered annualized rates of 0.9% in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past six months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose from 5.0% at the beginning of the period to 5.5% in June, the highest level since 2004.2 Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and finance-related industries were especially hard hit. Volatile oil prices reached a historical high in June, touching $143 per barrel before retreating to $140 by period-end. Many other commodity prices — including coal, natural gas, precious metals, raw materials and agricultural commodities — also neared or surpassed all-time highs due to

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest a substantial portion of its assets in high yield, lower-rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.2

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made four cuts to its key federal funds target rate during the period, lowering it 225 basis points, from 4.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and had a -13.38% total return, the broader S&P 500 a -11.91% total return, and the technology-heavy NASDAQ Composite Index a -13.22% total return.1 The energy and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

Investment Strategy

We search for undervalued or out-of-favor securities we believe offer opportunities for income today and growth tomorrow. We generally perform independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on ratings assigned by rating agencies. In analyzing debt and equity securities, we consider a variety of factors, including: a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects; the experience and strength of a company’s management; a company’s sensitivity to changes in interest rates and business conditions; a company’s debt maturity schedules and borrowing requirements; and a company’s changing financial condition and market recognition of the change.

Manager’s Discussion

During the period under review, several equity holdings in the energy sector contributed to the Fund’s absolute performance. Canadian Oil Sands Trust, Chevron and ConocoPhillips were all supported by the significant rise in crude oil prices. Another position within the sector that benefited the Fund was Halliburton whose stock strengthened as oilfield services and equipment spending remained robust while industry participants attempted to increase oil and natural gas production to take advantage of the high price environment.

In the utilities sector, our strategy focused on shares of utility companies that we believed have sound regulated operations, infrastructure growth opportunities and a long-term commitment to growing dividends for shareholders. Within the sector, FirstEnergy and Teco Energy both performed well during the period.

Equities, which include common stocks, preferred stocks and securities convertible into common stocks, that hindered the Fund’s absolute performance were mostly in the financials sector. Further uncertainty regarding credit losses led many financial institutions to attempt to shore up their capital bases by issuing common stock, preferred stock or convertible securities to investors. This, along with the overall economic slowdown, led to severe share price declines for several financial firms. Major detractors from Fund returns included Lehman Brothers Holdings and Washington Mutual convertibles and Bank of America and Merrill Lynch common stocks.

Within fixed income, rising long-term interest rates in the second half of the reporting period generally hampered Fund results. We focused our internal credit research capabilities and attempted to identify bonds from companies whose fundamentals we believed could improve and support the issuer’s creditworthiness. Thus, we had some strong performers in the high yield asset class such as Dollar General, a discount retailer benefiting from new management, and Tenet Healthcare, which continued to execute a long-term restructuring program including greater physician recruitment and disposition of non-core assets.

Several finance-related fixed income holdings negatively impacted results, including General Motors Acceptance Corp. and Ford Motor Credit Co. They suffered as investors feared the rapid rise in gas prices could hurt consumers and might lead to higher credit losses on auto loans, particularly for SUVs and trucks. Additionally, the continued

Top Five Equity Holdings

Franklin Income Securities Fund

6/30/08

Company Sector/Industry	% of Total Net Assets

Lehman Brothers Holdings Inc., cvt. pfd.	2.7%
Financials

AT&T Inc.	2.1%
Telecommunication Services

Fannie Mae, pfd. & cvt. pfd.	1.8%
Financials

Pfizer Inc.	1.7%
Health Care

The Southern Co.	1.7%
Utilities

Top Five Fixed Income Holdings

Franklin Income Securities Fund

6/30/08

Issuer Sector/Industry	% of Total Net Assets

Ford Motor Credit Co. LLC	3.4%
Consumer Discretionary

GMAC LLC	2.9%
Financials

Tenet Healthcare Corp.	2.3%
Health Care

Texas Competitive Electric Holdings Co. LLC, bond and sr. floating rate	1.8%
Utilities

FNMA 30-Year	1.6%
Fixed Rate Mortgage-Backed Securities

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

challenges faced by banks and brokers took their toll resulting in weak performance of American International Group and Lehman Brothers Holdings bonds.

Thank you for your participation in Franklin Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Income Securities Fund – Class 4

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$993.40	$2.75
Hypothetical (5% return before expenses)	$1,000	$1,020.79	$4.12

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (0.82%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.63	$17.65	$15.56	$15.89	$14.40	$11.48

Income from investment operations[a]:
Net investment income[b]	0.56	1.03	0.94	0.85	0.83	0.81
Net realized and unrealized gains (losses)	(1.33)	(0.31)	1.85	(0.56)	1.14	2.79

Total from investment operations	(0.77)	0.72	2.79	0.29	1.97	3.60

Less distributions from:
Net investment income	(0.86)	(0.63)	(0.62)	(0.57)	(0.48)	(0.68)
Net realized gains	(0.35)	(0.11)	(0.08)	(0.05)	—	—

Total distributions	(1.21)	(0.74)	(0.70)	(0.62)	(0.48)	(0.68)

Net asset value, end of period	$15.65	$17.63	$17.65	$15.56	$15.89	$14.40

Total return[c]	(4.60)%	4.01%	18.47%	1.83%	14.13%	32.10%
Ratios to average net assets[d]
Expenses	0.47% [e]	0.47% [e]	0.47% [e]	0.48% [e]	0.49% [e]	0.51%
Net investment income	6.57%	5.77%	5.70%	5.44%	5.71%	6.33%

Supplemental data
Net assets, end of period (000’s)	$486,260	$455,932	$458,613	$457,625	$530,742	$537,950
Portfolio turnover rate	17.23%	32.11%	25.05%	34.76%	44.02%	47.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.31	$17.36	$15.32	$15.67	$14.23	$11.38

Income from investment operations[a]:
Net investment income[b]	0.53	0.97	0.89	0.80	0.80	0.76
Net realized and unrealized gains (losses)	(1.31)	(0.30)	1.82	(0.55)	1.11	2.77

Total from investment operations	(0.78)	0.67	2.71	0.25	1.91	3.53

Less distributions from:
Net investment income	(0.83)	(0.61)	(0.59)	(0.55)	(0.47)	(0.68)
Net realized gains	(0.35)	(0.11)	(0.08)	(0.05)	—	—

Total distributions	(1.18)	(0.72)	(0.67)	(0.60)	(0.47)	(0.68)

Net asset value, end of period	$15.35	$17.31	$17.36	$15.32	$15.67	$14.23

Total return[c]	(4.78)%	3.76%	18.24%	1.60%	13.85%	31.72%
Ratios to average net assets[d]
Expenses	0.72% [e]	0.72% [e]	0.72% [e]	0.73% [e]	0.74% [e]	0.76%
Net investment income	6.32%	5.52%	5.45%	5.19%	5.46%	6.08%

Supplemental data
Net assets, end of period (000’s)	$7,180,474	$7,429,064	$5,109,373	$2,865,361	$1,631,184	$621,001
Portfolio turnover rate	17.23%	32.11%	25.05%	34.76%	44.02%	47.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Income Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.90

Income from investment operations[b]:
Net investment income[c]	0.37
Net realized and unrealized gains (losses)	(0.44)

Total from investment operations	(0.07)

Less distributions from:
Net investment income	(0.86)
Net realized gains	(0.35)

Total distributions	(1.21)

Net asset value, end of period	$15.62

Total return[d]	(0.66)%
Ratios to average net assets[e]
Expenses[f]	0.82%
Net investment income	6.22%
Supplemental data
Net assets, end of period (000’s)	$29,615
Portfolio turnover rate	17.23%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Income Securities Fund	Country	Shares	Value
Common Stocks 32.4%
Consumer Discretionary 0.1%
Target Corp.	United States	184,000	$8,554,160

Energy 4.8%
BP PLC, ADR	United Kingdom	700,000	48,699,000
Canadian Oil Sands Trust	Canada	2,000,000	107,806,145
Chevron Corp.	United States	500,000	49,565,000
ConocoPhillips	United States	762,600	71,981,814
Royal Dutch Shell PLC, A, ADR	Netherlands	400,000	32,684,000
Spectra Energy Corp.	United States	1,750,000	50,295,000
TransCanada Corp.	Canada	274,000	10,607,145

			371,638,104

Financials 3.3%
Bank of America Corp.	United States	3,000,000	71,610,000
CapitalSource Inc.	United States	500,000	5,540,000
Duke Realty Corp.	United States	500,000	11,225,000
HSBC Holdings PLC	United Kingdom	3,500,000	54,092,082
iStar Financial Inc.	United States	968,800	12,797,848
JPMorgan Chase & Co.	United States	900,000	30,879,000
Merrill Lynch & Co. Inc.	United States	540,000	17,123,400
Washington Mutual Inc.	United States	1,750,000	8,627,500
Wells Fargo & Co.	United States	1,600,000	38,000,000

			249,894,830

Health Care 4.8%
Bristol-Myers Squibb Co.	United States	1,500,000	30,795,000
Johnson & Johnson	United States	1,500,000	96,510,000
Merck & Co. Inc.	United States	2,200,000	82,918,000
Pfizer Inc.	United States	7,700,000	134,519,000
Wyeth	United States	500,000	23,980,000

			368,722,000

Industrials 0.8%
3M Co.	United States	656,500	45,685,835
General Electric Co.	United States	678,000	18,095,820

			63,781,655

Information Technology 2.6%
Intel Corp.	United States	6,000,000	128,880,000
Maxim Integrated Products Inc.	United States	2,500,000	52,875,000
Microchip Technology Inc.	United States	650,000	19,851,000

			201,606,000

Materials 0.4%
AngloGold Ashanti Ltd., ADR	South Africa	124,640	4,230,281
The Dow Chemical Co.	United States	720,500	25,152,655

			29,382,936

Telecommunication Services 2.6%
AT&T Inc.	United States	4,737,484	159,605,836
Verizon Communications Inc.	United States	1,000,000	35,400,000

			195,005,836

Utilities 13.0%
AGL Resources Inc.	United States	175,000	6,051,500
Ameren Corp.	United States	1,500,000	63,345,000
American Electric Power Co. Inc.	United States	700,000	28,161,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares	Value
Common Stocks (continued)
Utilities (continued)
Atmos Energy Corp.	United States	610,000	$16,817,700
CenterPoint Energy Inc.	United States	300,000	4,815,000
Consolidated Edison Inc.	United States	1,500,000	58,635,000
Dominion Resources Inc.	United States	1,800,000	85,482,000
DTE Energy Co.	United States	260,500	11,055,620
Duke Energy Corp.	United States	4,700,000	81,686,000
FirstEnergy Corp.	United States	1,250,000	102,912,500
FPL Group Inc.	United States	500,000	32,790,000
Hawaiian Electric Industries Inc.	United States	120,000	2,967,600
NiSource Inc.	United States	600,000	10,752,000
PG&E Corp.	United States	2,750,000	109,147,500
Pinnacle West Capital Corp.	United States	300,000	9,231,000
PNM Resources Inc.	United States	429,000	5,130,840
Portland General Electric Co.	United States	1,250,000	28,150,000
Progress Energy Inc.	United States	550,000	23,006,500
Public Service Enterprise Group Inc.	United States	2,500,000	114,825,000
Puget Energy Inc.	United States	1,566,300	37,575,537
Sempra Energy	United States	249,800	14,101,210
The Southern Co.	United States	3,831,800	133,806,456
TECO Energy Inc.	United States	1,000,000	21,490,000

			1,001,934,963

Total Common Stocks (Cost $2,386,253,460)			2,490,520,484

Convertible Preferred Stocks 11.1%
Consumer Discretionary 1.4%
Citigroup into Comcast Corp., 8.50%, cvt. pfd.	United States	1,750,000	34,021,225
General Motors Corp., 6.25%, cvt. pfd.	United States	1,400,000	18,564,000
[a]The Goldman Sachs Group Inc. into Comcast Corp., 5.00%, cvt. pfd., 144A	United States	1,000,000	18,851,236
[a]Lehman Brothers into Target Corp., 7.50%, cvt. pfd., 144A	United States	400,000	19,072,000
[a]Merrill Lynch & Co. Inc. into Home Depot Inc., 9.00%, cvt. pfd., 144A	United States	584,000	14,182,440
Retail Ventures Inc. into DSW Inc., 6.625%, cvt. pfd.	United States	250,000	7,125,000

			111,815,901

Energy 1.0%
[a]Deutsche Bank AG into Chevron Corp., 8.00%, cvt. pfd., 144A	United States	800,000	76,392,000

Financials 6.0%
American International Group Inc., 8.50%, cvt. pfd.	United States	500,000	29,645,000
Bank of America Corp., 7.25%, cvt. pfd., L	United States	49,900	44,161,500
Citigroup Inc., 6.50%, cvt. pfd.	United States	500,000	21,750,000
Fannie Mae, 5.375%, cvt. pfd.	United States	600	37,176,930
Fannie Mae, 8.75%, cvt. pfd.	United States	1,060,400	40,613,320
Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	200,000	3,830,000
Legg Mason Inc., 7.00%, cvt. pfd., Equity Units	United States	375,000	15,765,000
Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P	United States	136,450	109,764,474
Lehman Brothers Holdings Inc., 8.75%, cvt. pfd., Q.	United States	125,000	95,812,500
Wachovia Corp., 7.50%, cvt. pfd., L	United States	30,000	26,441,400
Washington Mutual Inc., 7.75%, cvt. pfd., R	United States	58,400	34,280,800

			459,240,924

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares	Value
Convertible Preferred Stocks (continued)
Health Care 1.1%
[a]Morgan Stanley into Genentech Inc., 5.26%, cvt. pfd., 144A	United States	900,000	$64,687,500
Schering-Plough Corp., 6.00%, cvt. pfd.	United States	100,000	19,061,000

			83,748,500

Industrials 0.3%
Lehman Brothers Holdings into General Electric Co., 7.50%, cvt. pfd.	United States	1,000,000	27,650,000

Information Technology 0.6%
[a]Morgan Stanley into Texas Instruments Inc., 7.50%, cvt. pfd., 144A	United States	1,550,000	44,539,250

Materials 0.7%
[a]The Goldman Sachs Group Inc. into Barrick Gold Corp., 10.00%, cvt. pfd., 144A	United States	1,125,000	52,659,011

Total Convertible Preferred Stocks (Cost $1,009,107,415)			856,045,586

Preferred Stocks 1.7%
Financials 1.7%
Fannie Mae,
6.75%, pfd.	United States	500,000	10,650,000
8.25%, pfd.	United States	1,374,000	31,533,300
7.625%, pfd., R	United States	800,000	19,120,000
Freddie Mac, 8.375%, pfd.	United States	1,607,000	39,050,100
JPMorgan Chase & Co., 7.90%, pfd., 1, junior sub. note	United States	33,600,000	31,598,448

Total Preferred Stocks (Cost $140,637,342)			131,951,848

		Principal Amount[b]
[c,d]Senior Floating Rate Interests 3.4%
Consumer Discretionary 0.6%
Allison Transmission, Term Loan B, 5.23% - 5.47%, 8/07/14	United States	24,837,375	22,229,451
Jarden Corp., Term Loan B-3, 5.301%, 1/24/12	United States	24,750,016	24,210,812

			46,440,263

Health Care 0.1%
Bausch and Lomb Inc.,
[e]Delayed Draw Term Loan, 6.051%, 4/28/15	United States	880,000	864,325
Parent Term Loan B, 6.051%, 4/28/15	United States	7,004,800	6,880,030

			7,744,355

Industrials 0.7%
Ceva Group PLC,
Dollar Pre-Refunded L/C Commitment, 5.801%, 8/01/12	United States	2,105,263	1,989,473
EGL Term Loans, 5.63%, 8/01/12	United States	17,715,789	16,918,579
[f]Rexnord Holdings Inc., PIK Interest Facility, 9.676%, 2/20/13	United States	23,230,145	18,235,664
U.S. Investigations Services Inc., Term Loan B, 5.551%, 4/01/15	United States	19,849,624	18,427,061

			55,570,777

Information Technology 1.0%
First Data Corp.,
Term Loan B-2, 5.231% - 5.552%, 9/24/14	United States	54,587,500	50,268,264
Term Loan B-3, 5.551% - 5.552%, 9/24/14	United States	22,859,837	21,085,022

			71,353,286

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[b]	Value
[c,d]Senior Floating Rate Interests (continued)
Materials 0.3%
[f]Berry Plastics Holding Corp., Senior Unsecured Term Loan, PIK, 9.725%, 6/15/14	United States	30,061,108	$21,944,609

Utilities 0.7%
Texas Competitive Electric Holdings Co. LLC,
Term Loan B-2, 5.948% - 6.478%, 10/10/14	United States	32,835,000	30,461,292
Term Loan B-3, 6.234% - 6.478%, 10/10/14	United States	24,812,500	23,001,957

			53,463,249

Total Senior Floating Rate Interests (Cost $275,316,171)			256,516,539

Corporate Bonds 42.1%
Consumer Discretionary 13.6%
Beazer Homes USA Inc., senior note,
8.625%, 5/15/11	United States	11,660,000	10,085,900
8.125%, 6/15/16	United States	2,100,000	1,606,500
Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12	United States	60,000,000	57,000,000
CCH I Holdings LLC, senior note,
13.50%, 1/15/14	United States	60,000,000	42,900,000
11.75%, 5/15/14	United States	63,000,000	38,745,000
CCH I LLC, senior secured note, 11.00%, 10/01/15	United States	100,000,000	74,625,000
CCH II LLC, senior note, 10.25%, 9/15/10	United States	33,900,000	32,967,750
D.R. Horton Inc.,
5.625%, 1/15/16	United States	5,500,000	4,317,500
senior note, 6.50%, 4/15/16	United States	5,000,000	4,143,750
Dex Media Inc.,
B, 8.00%, 11/15/13	United States	7,500,000	5,512,500
senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13	United States	29,500,000	21,240,000
[a]DIRECTV Holdings LLC, senior note, 144A, 7.625%, 5/15/16	United States	45,000,000	44,550,000
Dish Network Corp., senior note, 7.125%, 2/01/16	United States	25,000,000	23,187,500
Dollar General Corp.,
senior note, 10.625%, 7/15/15	United States	82,000,000	81,590,000
[f]senior sub. note, PIK, 11.875%, 7/15/17	United States	32,000,000	30,400,000
Ford Motor Co., 7.45%, 7/16/31	United States	50,000,000	29,375,000
Ford Motor Credit Co. LLC,
7.375%, 10/28/09	United States	141,500,000	128,923,621
7.875%, 6/15/10	United States	55,000,000	47,501,850
7.375%, 2/01/11	United States	50,000,000	40,606,900
senior note, 9.75%, 9/15/10	United States	19,500,000	17,012,834
senior note, 9.875%, 8/10/11	United States	22,000,000	18,552,754
senior note, 7.25%, 10/25/11	United States	10,000,000	7,757,030
General Motors Corp., senior deb., 8.25%, 7/15/23	United States	25,000,000	14,687,500
Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14	United States	5,000,000	4,625,000
Host Marriott LP, senior note,
O, 6.375%, 3/15/15	United States	9,000,000	8,010,000
Q, 6.75%, 6/01/16	United States	27,000,000	24,097,500
K. Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16	United States	3,000,000	2,010,000
KB Home, senior note,
6.375%, 8/15/11	United States	5,000,000	4,625,000
5.75%, 2/01/14	United States	6,500,000	5,468,125
6.25%, 6/15/15	United States	9,500,000	8,027,500
7.25%, 6/15/18	United States	10,600,000	9,222,000
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	13,200,000	11,900,856
MGM MIRAGE, senior note,
6.75%, 4/01/13	United States	10,000,000	8,675,000
6.625%, 7/15/15	United States	15,000,000	12,112,500
7.625%, 1/15/17	United States	20,000,000	16,550,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[b]	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
Quebecor Media Inc., senior note, 7.75%, 3/15/16	Canada	50,000	$46,750
R.H. Donnelley Corp.,
senior disc. note, A-1, 6.875%, 1/15/13	United States	20,000,000	12,000,000
senior disc. note, A-2, 6.875%, 1/15/13	United States	26,000,000	15,600,000
[a]senior note, 144A, 8.875%, 10/15/17	United States	60,000,000	36,000,000
senior note, A-3, 8.875%, 1/15/16	United States	15,000,000	9,075,000
[a,f]Univision Communications Inc., senior note, 144A, PIK, 9.75%, 3/15/15	United States	50,000,000	37,000,000
Visant Holding Corp., senior note, 8.75%, 12/01/13	United States	17,000,000	16,745,000
XM Satellite Radio Inc., senior note, 9.75%, 5/01/14	United States	30,000,000	28,800,000

			1,047,879,120

Consumer Staples 0.2%
Dole Food Co. Inc., senior note, 8.625%, 5/01/09	United States	14,500,000	13,883,750

Energy 4.3%
Callon Petroleum Co., senior note, 9.75%, 12/08/10	United States	17,500,000	17,325,000
Chesapeake Energy Corp., senior note, 6.50%, 8/15/17	United States	20,200,000	18,988,000
6.25%, 1/15/18	United States	20,000,000	18,500,000
7.25%, 12/15/18	United States	25,000,000	24,437,500
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	22,000,000	22,189,618
El Paso Natural Gas Co., senior note, 7.25%, 4/01/18	United States	9,000,000	8,910,000
Mariner Energy Inc., senior note, 7.50%, 4/15/13	United States	10,000,000	9,750,000
Nalco Finance Holdings, senior note, zero cpn. to 8/01/09, 9.00% thereafter, 2/01/14	United States	36,829,000	34,066,825
Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16	United States	17,500,000	16,143,750
OPTI Canada Inc., senior note, 7.875%, 12/15/14	Canada	20,000,000	19,850,000
[a]Petrohawk Energy Corp., senior note, 144A, 7.875%, 6/01/15	United States	15,700,000	15,405,625
Pioneer Natural Resources Co., senior bond, 6.875%, 5/01/18	United States	16,065,000	15,173,601
Plains Exploration & Production Co., senior note, 7.75%, 6/15/15	United States	15,000,000	15,187,500
Sabine Pass LNG LP, senior secured note,
7.25%, 11/30/13	United States	10,000,000	9,150,000
7.50%, 11/30/16	United States	40,000,000	36,200,000
Sesi LLC, senior note, 6.875%, 6/01/14	United States	18,500,000	17,760,000
[a]W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14	United States	35,000,000	33,950,000

			332,987,419

Financials 5.8%
American Express Co., senior note, 7.00%, 3/19/18	United States	10,000,000	10,154,660
[a,c]American International Group Inc., junior sub. deb., 144A, FRN,
8.175%, 5/15/58	United States	55,000,000	51,954,760
GMAC LLC,
5.625%, 5/15/09	United States	23,000,000	21,299,932
7.75%, 1/19/10	United States	95,000,000	81,275,920
6.875%, 9/15/11	United States	120,000,000	86,307,840
6.875%, 8/28/12	United States	17,500,000	11,997,318
6.75%, 12/01/14	United States	30,000,000	19,858,740
iStar Financial Inc.,
8.625%, 6/01/13	United States	30,000,000	27,476,490
senior note, 5.95%, 10/15/13	United States	5,000,000	4,104,415
Lehman Brothers Holdings Inc., senior note,
6.20%, 9/26/14	United States	55,000,000	52,621,800
6.875%, 5/02/18	United States	30,000,000	29,134,860
7.00%, 9/27/27	United States	17,000,000	15,774,130

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[b]	Value
Corporate Bonds (continued)
Financials (continued)
[a,c]Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%, 6/15/88	United States	25,000,000	$23,989,025
[a]Residential Capital LLC, junior note, 144A, 9.625%, 5/15/15	United States	15,817,000	7,750,330
[g]Wells Fargo Capital XIII, 7.70%, Perpetual	United States	5,600,000	5,574,475

			449,274,695

Health Care 4.3%
Community Health Systems Inc., senior sub. note, 8.875%, 7/15/15	United States	50,000,000	50,562,500
DaVita Inc.,
senior note, 6.625%, 3/15/13	United States	23,825,000	22,991,125
senior sub. note, 7.25%, 3/15/15	United States	19,500,000	19,061,250
HCA Inc.,
6.375%, 1/15/15	United States	5,000,000	4,175,000
senior note, 6.50%, 2/15/16	United States	20,000,000	16,750,000
senior secured note, 9.25%, 11/15/16	United States	12,500,000	12,906,250
Tenet Healthcare Corp., senior note,
6.375%, 12/01/11	United States	85,000,000	81,812,500
6.50%, 6/01/12	United States	17,500,000	16,581,250
7.375%, 2/01/13	United States	35,000,000	33,075,000
[c]FRN, 9.25%, 2/01/15	United States	47,000,000	46,295,000
[c,f]U.S. Oncology Holdings Inc., senior note, FRN, PIK, 7.949%, 3/15/12	United States	21,072,000	16,752,240
Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to 10/01/09, 11.25% thereafter, 10/01/15	United States	7,200,000	6,372,000

			327,334,115

Industrials 3.2%
Allied Waste North America Inc.,
senior note, B, 7.375%, 4/15/14	United States	22,500,000	22,950,000
senior note, B, 7.125%, 5/15/16	United States	15,700,000	15,700,000
senior secured note, 6.125%, 2/15/14	United States	10,000,000	9,650,000
senior secured note, 6.875%, 6/01/17	United States	17,000,000	16,702,500
[a]Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14	United Kingdom	25,000,000	25,812,500
Hertz Corp., senior note, 8.875%, 1/01/14	United States	28,700,000	26,404,000
JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13	United States	20,000,000	20,000,000
JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12	United States	23,000,000	23,345,000
[a]Nortek Inc., senior note, 144A, 10.00%, 12/01/13	United States	16,000,000	15,360,000
RBS Global & Rexnord Corp.,
senior note, 9.50%, 8/01/14	United States	13,000,000	12,610,000
senior sub. note, 11.75%, 8/01/16	United States	11,800,000	11,387,000
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	45,000,000	44,887,500

			244,808,500

Information Technology 4.3%
[a]Ceridian Corp., senior note, 144A, 11.25%, 11/15/15	United States	27,000,000	24,570,000
[a]EchoStar DBS Corp., senior note, 144A, 7.75%, 5/31/15	United States	25,000,000	24,437,500
[a]First Data Corp., senior note, 144A, 9.875%, 9/24/15	United States	43,000,000	37,463,750
Fiserv Inc., senior note, 6.80%, 11/20/17	United States	10,000,000	10,147,700
Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14	Singapore	17,500,000	16,450,000
Freescale Semiconductor Inc., senior note,
8.875%, 12/15/14	United States	55,000,000	44,962,500
10.125%, 12/15/16	United States	82,000,000	62,935,000
Lucent Technologies Inc., 6.45%, 3/15/29	United States	10,400,000	8,008,000
[a]Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16	Canada	16,800,000	16,716,000
NXP BV/NXP Funding LLC, senior note, 9.50%, 10/15/15	Netherlands	20,000,000	17,450,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[b]		Value
Corporate Bonds (continued)
Information Technology (continued)
Qwest Capital Funding Inc., 7.25%, 2/15/11	United States	4,000,000		$3,900,000
Sanmina-SCI Corp., senior sub. note,
6.75%, 3/01/13	United States	22,000,000		19,855,000
8.125%, 3/01/16	United States	18,100,000		16,380,500
SunGard Data Systems Inc.,
senior note, 9.125%, 8/15/13	United States	9,000,000		9,135,000
senior sub. note, 10.25%, 8/15/15	United States	14,500,000		14,645,000

				327,055,950

Materials 1.1%
Berry Plastics Holding Corp., senior secured note, 8.875%, 9/15/14	United States	15,000,000		13,050,000
[a]Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%, 2/15/16	United Kingdom	25,000,000	EUR	25,685,663
Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12	United States	10,500,000		9,213,750
Novelis Inc., senior note, 7.25%, 2/15/15	Canada	33,800,000		32,110,000
Stone Container Corp., senior note, 8.00%, 3/15/17	United States	9,600,000		7,728,000

				87,787,413

Telecommunication Services 0.4%
[a]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	20,000,000		19,075,000
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	15,000,000		14,512,500

				33,587,500

Utilities 4.9%
Dynegy Holdings Inc., senior note,
6.875%, 4/01/11	United States	30,000,000		29,812,500
8.75%, 2/15/12	United States	26,185,000		26,708,700
8.375%, 5/01/16	United States	55,000,000		53,625,000
Energy Future Holdings Corp., senior note,
[a]144A, 10.875%, 11/01/17	United States	37,500,000		38,062,500
[a,f]144A, PIK, 11.25%, 11/01/17	United States	48,800,000		48,922,000
P, 5.55%, 11/15/14	United States	24,000,000		18,922,248
[a]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	15,000,000		15,600,000
PNM Resources Inc., senior note, 9.25%, 5/15/15	United States	7,200,000		7,470,000
Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18	United States	11,200,000		11,554,066
Reliant Energy Inc., senior note,
7.625%, 6/15/14	United States	19,500,000		19,110,000
7.875%, 6/15/17	United States	17,500,000		17,193,750
[a]Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
10.25%, 11/01/15	United States	58,900,000		58,016,500
[f]PIK, 10.50%, 11/01/16	United States	30,000,000		29,175,000

				374,172,264

Total Corporate Bonds (Cost $3,481,365,227)				3,238,770,726

Convertible Bonds 0.9%
Financials 0.4%
[c]iStar Financial Inc., cvt., senior note, FRN, 3.198%, 10/01/12	United States	40,000,000		31,400,000

Information Technology 0.5%
[a]Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%, 8/15/12	United States	50,000,000		37,062,500

Total Convertible Bonds (Cost $87,528,705)				68,462,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[b]	Value
Mortgage-Backed Securities 2.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.8%
FHLMC Gold 30 Year, 5.00%, 7/01/33 - 11/01/36	United States	67,140,239	$64,624,940

Federal National Mortgage Association (FNMA) Fixed Rate 1.6%
FNMA 30 Year, 5.50%, 2/01/35 - 7/01/37	United States	123,109,010	121,700,387

Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I SF 30 Year, 5.00%, 3/15/34	United States	8,368,756	8,140,985

Total Mortgage-Backed Securities (Cost $193,652,945)			194,466,312

Total Investments before Short Term Investments (Cost $7,573,861,265)			7,236,733,995

Short Term Investments 5.8%
U.S. Government and Agency Securities 0.4%
[h]FHLB, 7/01/08	United States	35,000,000	35,000,000
FHLB, 2.25%, 10/29/08	United States	500,000	499,537

Total U.S. Government and Agency Securities (Cost $35,497,782)			35,499,537

Total Investments before Repurchase Agreement (Cost $7,609,359,047)			7,272,233,532

Repurchase Agreement (Cost $413,817,522) 5.4%
[i]Joint Repurchase Agreement, 2.173%, 7/01/08 (Maturity Value $413,842,503)	United States	413,817,522	413,817,522
ABN AMRO Bank NV, New York Branch (Maturity Value $42,377,472)
Banc of America Securities LLC (Maturity Value $42,377,472)
Barclays Capital Inc. (Maturity Value $42,377,472)
Deutsche Bank Securities Inc. (Maturity Value $42,377,472)
Dresdner Kleinwort Securities LLC (Maturity Value $42,377,472)
Goldman, Sachs & Co. (Maturity Value $42,377,472)
Lehman Brothers Inc. (Maturity Value $43,432,771)
Merrill Lynch Government Securities Inc. (Maturity Value $42,377,472)
Morgan Stanley & Co. Inc. (Maturity Value $31,389,956)
UBS Securities LLC (Maturity Value $42,377,472)

Collateralized by U.S. Government Agency Securities, 1.95% - 6.25%, 7/24/08 - 6/17/13; [i]U.S. Government Agency Discount Notes, 10/20/08 - 8/01/12; and U.S. Treasury Notes, 3.50% - 4.75%, 12/31/08 - 5/31/13

Total Investments (Cost $8,023,176,569) 99.9%			7,686,051,054
Other Assets, less Liabilities 0.1%			10,296,973

Net Assets 100.0%			$7,696,348,027

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Currency Abbreviations

EUR - Euro

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

L/C - Letter of Credit

MTN - Medium Term Note

PIK - Payment-In-Kind

SF - Single Family

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the aggregate value of these securities was $956,942,090, representing 12.43% of net assets.

bThe principal amount is stated in U.S. dollars unless otherwise indicated.

cThe coupon rate shown represents the rate at period end.

dSee Note 1(e) regarding senior floating rate interests.

eSee Note 8 regarding unfunded loan commitments.

fIncome may be received in additional securities and/or cash.

gPerpetual bond with no stated maturity date.

hThe security is traded on a discount basis with no stated coupon rate.

iSee Note 1(c) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$7,609,359,047
Cost - Repurchase agreements	413,817,522

Total cost of investments	$8,023,176,569

Value - Unaffiliated issuers	$7,272,233,532
Value - Repurchase agreements	413,817,522

Total value of investments	7,686,051,054
Cash	2,837,673
Foreign currency, at value (cost $8,653)	8,544
Receivables:
Investment securities sold	444,965
Capital shares sold	6,594,499
Dividends and interest	83,951,713
Affiliate (Note 9)	1,317,686

Total assets	7,781,206,134

Liabilities:
Payables:
Investment securities purchased	65,625,852
Capital shares redeemed	12,648,474
Affiliates	6,053,420
Unrealized loss on unfunded loan commitments (Note 8)	13,593
Accrued expenses and other liabilities	516,768

Total liabilities	84,858,107

Net assets, at value	$7,696,348,027

Net assets consist of:
Paid-in capital	$7,900,422,196
Undistributed net investment income	242,284,050
Net unrealized appreciation (depreciation)	(337,334,060)
Accumulated net realized gain (loss)	(109,024,159)

Net assets, at value	$7,696,348,027

Class 1:
Net assets, at value	$486,259,556

Shares outstanding	31,079,018

Net asset value and maximum offering price per share	$15.65

Class 2:
Net assets, at value	$7,180,473,805

Shares outstanding	467,764,135

Net asset value and maximum offering price per share	$15.35

Class 4:
Net assets, at value	$29,614,666

Shares outstanding	1,895,637

Net asset value and maximum offering price per share	$15.62

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Income Securities Fund
Investment income:
Dividends	$83,138,584
Interest	187,575,315

Total investment income	270,713,899

Expenses:
Management fees (Note 3a)	17,423,596
Distribution fees: (Note 3c)
Class 2	9,045,823
Class 4	5,967
Unaffiliated transfer agent fees	1,718
Custodian fees (Note 4)	64,780
Reports to shareholders	310,941
Professional fees	92,657
Trustees’ fees and expenses	15,487
Other	79,449

Total expenses	27,040,418
Expense reductions (Note 4)	(51,360)

Net expenses	26,989,058

Net investment income	243,724,841

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(67,059,453)
Foreign currency transactions	3,554
Net increase from payments by affiliate (Note 9)	1,317,686

Net realized gain (loss)	(65,738,213)

Net change in unrealized appreciation (depreciation) on:
Investments	(562,262,358)
Translation of assets and liabilities denominated in foreign currencies	(192,782)

Net change in unrealized appreciation (depreciation)	(562,455,140)

Net realized and unrealized gain (loss)	(628,193,353)

Net increase (decrease) in net assets resulting from operations	$(384,468,512)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Income Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$243,724,841	$386,032,224
Net realized gain (loss) from investments, foreign currency transactions and net increase from payments by affiliate	(65,738,213)	122,213,920
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(562,455,140)	(307,217,312)

Net increase (decrease) in net assets resulting from operations	(384,468,512)	201,028,832

Distributions to shareholders from:
Net investment income:
Class 1	(24,795,329)	(15,402,825)
Class 2	(360,749,953)	(219,687,222)
Class 4	(836,031)	—
Net realized gains:
Class 1	(9,933,051)	(2,738,874)
Class 2	(151,054,226)	(40,741,730)
Class 4	(334,915)	—

Total distributions to shareholders	(547,703,505)	(278,570,651)

Capital share transactions: (Note 2)
Class 1	88,380,469	(2,880,965)
Class 2	623,279,356	2,397,434,200
Class 4	31,863,614	—

Total capital share transactions	743,523,439	2,394,553,235

Net increase (decrease) in net assets	(188,648,578)	2,317,011,416
Net assets:
Beginning of period	7,884,996,605	5,567,985,189

End of period	$7,696,348,027	$7,884,996,605

Undistributed net investment income included in net assets:
End of period	$242,284,050	$384,940,522

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Income Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2008. The joint repurchase agreement is valued at cost.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

f. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Income Taxes (continued)

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,574,022	$96,290,112	3,423,742	$60,983,057
Shares issued in reinvestment of distributions	2,143,727	34,728,380	1,003,968	18,141,699
Shares redeemed	(2,493,732)	(42,638,023)	(4,552,806)	(82,005,721)

Net increase (decrease)	5,224,017	$88,380,469	(125,096)	$(2,880,965)

Class 2 Shares:
Shares sold	30,122,696	$507,410,510	139,710,740	$2,474,805,910
Shares issued in reinvestment of distributions	32,188,942	511,804,179	14,663,792	260,428,952
Shares redeemed	(23,776,784)	(395,935,333)	(19,520,061)	(337,800,662)

Net increase (decrease)	38,534,854	$623,279,356	134,854,471	$2,397,434,200

Class 4 Shares:
Shares sold	1,823,327	$30,693,676
Shares issued on reinvestment of distributions	72,348	1,170,589
Shares redeemed	(38)	(651)

Net increase (decrease)	1,895,637	$31,863,614

[a]	For the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized capital losses and realized currency losses of $37,892,052 and $29,885, respectively.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$8,024,691,330

Unrealized appreciation	$439,229,634
Unrealized depreciation	(777,869,910)

Net unrealized appreciation (depreciation)	$(338,640,276)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, payments-in-kind and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $2,041,766,930 and $1,241,626,660, respectively.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

7. CREDIT RISK

The Fund has 43.21% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2008, unfunded commitments was as follows:

Borrower	Unfunded Commitment
Bausch & Lomb Incorporated, Delayed Draw Term Loan	$880,000

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

9. VIOLATION OF INVESTMENT RESTRICTIONS

During the period ended June 30, 2008, the Fund inadvertently breached a restriction under the 1940 Act. For the period ended June 30, 2008, the Fund incurred a loss of $1,317,686 on investments held in violation of the restriction. Advisers reimbursed the Fund for such losses incurred which is reflected in the Statement of Assets and Liabilities, the Statement of Operations and the Statements of Changes in Net Assets.

10. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

10. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$2,598,195,284	$5,087,855,770	$—	$7,686,051,054
Liabilities:
Other Financial Instruments[a]	—	13,593	—	13,593

[a]	Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange and foreign currency contracts, swaps, and unfunded loan commitments.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Large Cap Growth Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Large Cap Growth Securities Fund – Class 4 had a -10.50% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -2.36%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Large Cap Growth Securities Fund Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Large Cap Growth Securities Fund seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities. For this Fund, large capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its primary benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -11.91% total return.2 The Fund also performed better than its secondary benchmark, the Russell 1000 Growth Index, which had a -11.20% total return for the same period.2

Economic and Market Overview

The U.S. economy struggled during the six months ended June 30, 2008, as it contended with record-high oil prices, a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Gross domestic product (GDP) growth registered annualized rates of 0.9% in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past six months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose from 5.0% at the beginning of the period to 5.5% in June, the highest level since 2004.3 Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and finance-related industries were especially hard hit. Volatile oil prices reached a historical high in June, touching $143 per barrel before retreating to $140 by period-end. Many other commodity prices —

1. Please see Index Descriptions following the Fund Summaries.

2. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Large capitalization stocks tend to go through cycles of outperforming or lagging the stock market in general, and, in the past, these periods have lasted for several years. By having significant investments in particular sectors from time to time, such as the technology sector, which has been among the most volatile sectors in the market, as well as the communications and financial services sectors, the Fund may be at greater risk from adverse developments in a sector than a fund that invests more broadly. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FLG-2

including coal, natural gas, precious metals, raw materials and agricultural commodities — also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.3

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made four cuts to its key federal funds target rate during the period, lowering it 225 basis points, from 4.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and had a total return of -13.38%, the broader S&P 500 a -11.91% total return, and the technology-heavy NASDAQ Composite Index a -13.22% total return.4 The energy and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

Investment Strategy

We are research-driven, fundamental investors pursuing a bottom-up strategy. As such, we focus primarily on individual securities that present, in our opinion, the best trade-off between potential return and risk. We seek out companies trading at the greatest discount to our estimates of their fair worth, with worth most often being a function of future growth potential. In making these judgments, we also take into account risks and uncertainties that are inherent to our growth and worth estimates. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or cash flow. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, or strong management are all factors we believe may contribute to future cash flow and earnings growth potential.

4. Source: © 2008 Morningstar. Please see Index Descriptions following the Fund Summaries.

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Manager’s Discussion

Looking back on the key factors impacting the Fund’s returns during the period under review, we would like to remind shareholders that our investment strategy is primarily bottom-up and driven by individual stock selection. However, we recognize that a sector-based discussion can be a helpful way to organize a portfolio review of key performance drivers.

From a sector perspective, information technology and health care were among the top contributing sectors to Fund performance relative to the S&P 500. In the information technology sector, the Fund benefited from stock selection in the IT services industry and the semiconductors and semiconductor equipment industry. Standout performers included global electronic payments company Visa,5 which had an initial public offering during the period, and chipmaker Microsemi.5 Other sector holdings that performed well during the reporting period included Silicon Laboratories5 (sold during the reporting period) and Agilent Technologies. In the health care sector, the Fund benefited from its investments in Roche Holding,5 Genentech5 and Waters.

Several of the Fund’s energy sector investments contributed to performance, such as Devon Energy, Halliburton and Peabody.

In contrast, relative Fund performance was hurt by the Fund’s lack of exposure to the materials sector and underexposure to the energy sector, both of which generally performed well as commodity prices rose during the reporting period. Although an underweighted position in the financials sector helped the Fund’s relative results, several of the Fund’s financials sector holdings were key detractors such as insurer American International Group, real estate investment trust iStar Financial5 and diversified financial services company Bank of America. Stock selection in the industrials sector also hindered the Fund’s relative results. Among the industrials sector holdings that detracted from relative performance were aerospace and defense company Boeing and price tag and label maker Avery Dennison.

In addition, commercial health benefits company WellPoint and communication equipment manufacturer Nokia5 hurt results, as did beverage company Hansen Natural.

5. This holding is not an index component.

Top 10 Holdings

Franklin Large Cap Growth Securities Fund

6/30/08

Company Sector/Industry	% of Total Net Assets

Microsoft Corp.	2.8%
Information Technology

Johnson & Johnson	2.6%
Health Care

General Electric Co.	2.5%
Industrials

Roche Holding AG, ADR (Switzerland)	2.5%
Health Care

Schering-Plough Corp.	2.3%
Health Care

Avery Dennison Corp.	2.0%
Industrials

The Procter & Gamble Co.	2.0%
Consumer Staples

AT&T Inc.	1.9%
Telecommunication Services

Devon Energy Corp.	1.9%
Energy

Genentech Inc.	1.9%
Health Care

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FLG-4

Thank you for your participation in Franklin Large Cap Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FLG-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Large Cap Growth Securities Fund Class 4

FLG-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$976.40	$3.69
Hypothetical (5% return before expenses)	$1,000	$1,019.34	$5.57

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (1.11%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

FLG-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.51	$16.70	$15.17	$15.08	$14.01	$11.10

Income from investment operations[a]:
Net investment income[b]	0.08	0.21	0.17	0.17	0.13	0.10
Net realized and unrealized gains (losses)	(1.83)	0.89	1.51	0.02	1.02	2.90

Total from investment operations	(1.75)	1.10	1.68	0.19	1.15	3.00

Less distributions from:
Net investment income	(0.24)	(0.16)	(0.15)	(0.10)	(0.08)	(0.09)
Net realized gains	(0.96)	(0.13)	—	—	—	—

Total distributions	(1.20)	(0.29)	(0.15)	(0.10)	(0.08)	(0.09)

Net asset value, end of period	$14.56	$17.51	$16.70	$15.17	$15.08	$14.01

Total return[c]	(10.38)%	6.53%	11.17%	1.31%	8.23%	27.14%
Ratios to average net assets[d]
Expenses	0.76% [e]	0.74% [e]	0.76% [e]	0.76% [e]	0.79% [e]	0.79%
Net investment income	1.05%	1.21%	1.11%	1.14%	0.99%	0.86%

Supplemental data
Net assets, end of period (000’s)	$78,071	$96,920	$114,929	$136,464	$169,107	$191,028
Portfolio turnover rate	29.24%	50.67%	50.97%	39.44%	38.48%	35.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.25	$16.47	$14.97	$14.90	$13.87	$11.00

Income from investment operations[a]:
Net investment income[b]	0.06	0.17	0.13	0.13	0.11	0.08
Net realized and unrealized gains (losses)	(1.81)	0.87	1.49	0.03	0.99	2.87

Total from investment operations	(1.75)	1.04	1.62	0.16	1.10	2.95

Less distributions from:
Net investment income	(0.19)	(0.13)	(0.12)	(0.09)	(0.07)	(0.08)
Net realized gains	(0.96)	(0.13)	—	—	—	—

Total distributions	(1.15)	(0.26)	(0.12)	(0.09)	(0.07)	(0.08)

Net asset value, end of period	$14.35	$17.25	$16.47	$14.97	$14.90	$13.87

Total return[c]	(10.52)%	6.23%	10.90%	1.06%	7.93%	26.95%
Ratios to average net assets[d]
Expenses	1.01% [e]	0.99% [e]	1.01% [e]	1.01% [e]	1.04% [e]	1.04%
Net investment income	0.80%	0.96%	0.86%	0.89%	0.74%	0.61%

Supplemental data
Net assets, end of period (000’s)	$529,393	$642,351	$636,592	$510,395	$340,465	$128,029
Portfolio turnover rate	29.24%	50.67%	50.97%	39.44%	38.48%	35.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Growth Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.81

Income from investment operations[b]:
Net investment income[c]	0.04
Net realized and unrealized gains (losses)	(0.11)

Total from investment operations	(0.07)

Less distributions from:
Net investment income	(0.24)
Net realized gains	(0.96)

Total distributions	(1.20)

Net asset value, end of period	$14.54

Total return[d]	(2.36)%
Ratios to average net assets[e]
Expenses	1.11% [f]
Net investment income	0.70%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	29.24%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks 94.8%
Consumer Discretionary 6.7%
Comcast Corp.	United States	436,300	$8,276,611
Harman International Industries Inc.	United States	116,400	4,817,796
Johnson Controls Inc.	United States	227,900	6,536,172
Target Corp.	United States	213,200	9,911,668
The Walt Disney Co.	United States	360,900	11,260,080

			40,802,327

Consumer Staples 10.4%
Altria Group Inc.	United States	130,000	2,672,800
Anheuser-Busch Cos. Inc.	United States	82,100	5,100,052
CVS Caremark Corp.	United States	209,200	8,278,044
[a]Hansen Natural Corp.	United States	254,466	7,333,710
PepsiCo Inc.	United States	86,600	5,506,894
Philip Morris International Inc.	United States	130,000	6,420,700
The Procter & Gamble Co.	United States	200,800	12,210,648
Wal-Mart Stores Inc.	United States	188,400	10,588,080
Walgreen Co.	United States	158,900	5,165,839

			63,276,767

Energy 11.0%
ConocoPhillips	United States	96,600	9,118,074
Devon Energy Corp.	United States	95,400	11,463,264
Exxon Mobil Corp.	United States	112,200	9,888,186
[a]Global Industries Ltd.	United States	237,900	4,265,547
Halliburton Co.	United States	199,000	10,560,930
Marathon Oil Corp.	United States	121,800	6,317,766
Peabody Energy Corp.	United States	72,700	6,401,235
Schlumberger Ltd.	United States	82,000	8,809,260

			66,824,262

Financials 9.5%
AFLAC Inc.	United States	127,800	8,025,840
American Express Co.	United States	53,100	2,000,277
American International Group Inc.	United States	398,200	10,536,372
Bank of America Corp.	United States	397,558	9,489,710
Citigroup Inc.	United States	280,200	4,696,152
iStar Financial Inc.	United States	161,100	2,128,131
JPMorgan Chase & Co.	United States	184,840	6,341,860
Legg Mason Inc.	United States	164,500	7,167,265
Merrill Lynch & Co. Inc.	United States	103,700	3,288,327
State Street Corp.	United States	61,700	3,948,183

			57,622,117

Health Care 16.8%
[a]Amgen Inc.	United States	56,700	2,673,972
[a]Express Scripts Inc.	United States	74,200	4,653,824
[a]Genentech Inc.	United States	150,700	11,438,130
[a]Health Net Inc., A	United States	172,300	4,145,538
Johnson & Johnson	United States	246,400	15,853,376
Medtronic Inc.	United States	188,900	9,775,575
Roche Holding AG, ADR	Switzerland	169,300	15,173,512
Schering-Plough Corp.	United States	710,800	13,995,652
Teva Pharmaceutical Industries Ltd., ADR	Israel	142,900	6,544,820

FLG-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Health Care (continued)
[a]Waters Corp.	United States	109,200	$7,043,400
[a]WellPoint Inc.	United States	223,000	10,628,180

			101,925,979

Industrials 9.3%
3M Co.	United States	151,900	10,570,721
Avery Dennison Corp.	United States	279,400	12,274,042
The Boeing Co.	United States	172,100	11,310,412
General Electric Co.	United States	578,500	15,440,165
United Technologies Corp.	United States	114,300	7,052,310

			56,647,650

Information Technology 19.7%
[a]Agilent Technologies Inc.	United States	130,700	4,645,078
[a]Apple Inc.	United States	46,000	7,702,240
[a]Cisco Systems Inc.	United States	466,100	10,841,486
[a]Google Inc., A	United States	9,500	5,000,990
Hewlett-Packard Co.	United States	183,300	8,103,693
Intel Corp.	United States	315,000	6,766,200
International Business Machines Corp.	United States	95,200	11,284,056
[a]Microsemi Corp.	United States	250,300	6,302,554
Microsoft Corp.	United States	610,000	16,781,100
Nokia Corp., ADR	Finland	458,800	11,240,600
QUALCOMM Inc.	United States	250,600	11,119,122
Texas Instruments Inc.	United States	401,800	11,314,688
[a]Visa Inc., A	United States	102,900	8,366,799

			119,468,606

Telecommunication Services 5.7%
AT&T Inc.	United States	351,100	11,828,559
[a]NII Holdings Inc.	United States	210,750	10,008,517
Sprint Nextel Corp.	United States	756,225	7,184,138
Verizon Communications Inc.	United States	164,200	5,812,680

			34,833,894

Utilities 5.7%
Exelon Corp.	United States	108,000	9,715,680
[a,b]Iberdrola Renovables, 144A	Spain	751,200	5,819,571
Public Service Enterprise Group Inc.	United States	200,800	9,222,744
Sempra Energy	United States	180,200	10,172,290

			34,930,285

Total Common Stocks (Cost $536,781,755)			576,331,887

FLG-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Principal Amount	Value
Short Term Investment (Cost $30,765,179) 5.1%
Repurchase Agreement 5.1%
[c]Joint Repurchase Agreement, 2.173%, 7/01/08 (Maturity Value $30,767,036)	United States	$30,765,179	$30,765,179
ABN AMRO Bank NV, New York Branch (Maturity Value $3,150,544)
Banc of America Securities LLC (Maturity Value $3,150,544)
Barclays Capital Inc. (Maturity Value $3,150,544)
Deutsche Bank Securities Inc. (Maturity Value $3,150,544)
Dresdner Kleinwort Securities LLC (Maturity Value $3,150,544)
Goldman, Sachs & Co. (Maturity Value $3,150,544)
Lehman Brothers Inc. (Maturity Value $3,229,000)
Merrill Lynch Government Securities Inc. (Maturity Value $3,150,544)
Morgan Stanley & Co. Inc. (Maturity Value $2,333,684)
UBS Securities LLC (Maturity Value $3,150,544)

Collateralized by U.S. Government Agency Securities, 1.95% - 6.25%, 7/24/08 - 6/17/13; [d]U.S. Government Agency Discount Notes, 10/20/08 - 8/01/12; and U.S. Treasury Notes, 3.50% - 4.75%, 12/31/08 - 5/31/13

Total Investments (Cost $567,546,934) 99.9%			607,097,066
Other Assets, less Liabilities 0.1%			371,705

Net Assets 100.0%			$607,468,771

Selected Portfolio Abbreviation

ADR - American Depository Receipt

aNon-income producing for the twelve months ended June 30, 2008.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the value of this security was $5,819,571, representing 0.96% of net assets.

cSee Note 1(c) regarding joint repurchase agreement.

dThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FLG-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Large Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$536,781,755
Cost - Repurchase agreements	30,765,179

Total cost of investments	$567,546,934

Value - Unaffiliated issuers	$576,331,887
Value - Repurchase agreements	30,765,179

Total value of investments	607,097,066
Receivables:
Investment securities sold	3,820,923
Capital shares sold	532,804
Dividends	431,064

Total assets	611,881,857

Liabilities:
Payables:
Investment securities purchased	2,839,631
Capital shares redeemed	800,555
Affiliates	615,091
Accrued expenses and other liabilities	157,809

Total liabilities	4,413,086

Net assets, at value	$607,468,771

Net assets consist of:
Paid-in capital	$589,733,484
Undistributed net investment income	3,031,132
Net unrealized appreciation (depreciation)	39,550,132
Accumulated net realized gain (loss)	(24,845,977)

Net assets, at value	$607,468,771

Class 1:
Net assets, at value	$78,071,480

Shares outstanding	5,363,488

Net asset value and maximum offering price per share	$14.56

Class 2:
Net assets, at value	$529,392,756

Shares outstanding	36,883,829

Net asset value and maximum offering price per share	$14.35

Class 4:
Net assets, at value	$4,535

Shares outstanding	312

Net asset value and maximum offering price per share	$14.54

The accompanying notes are an integral part of these financial statements.

FLG-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Large Cap Growth Securities Fund
Investment income:
Dividends	$5,472,529
Interest	460,021

Total investment income	5,932,550

Expenses:
Management fees (Note 3a)	2,358,468
Distribution fees: (Note 3c)
Class 2	712,036
Class 4	6
Unaffiliated transfer agent fees	333
Custodian fees (Note 4)	6,748
Reports to shareholders	86,305
Professional fees	18,234
Trustees’ fees and expenses	2,287
Other	9,390

Total expenses	3,193,807
Expense reductions (Note 4)	(1,110)

Net expenses	3,192,697

Net investment income	2,739,853

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(21,825,570)
Foreign currency transactions	15,316

Net realized gain (loss)	(21,810,254)

Net change in unrealized appreciation (depreciation) on investments	(56,771,331)

Net realized and unrealized gain (loss)	(78,581,585)

Net increase (decrease) in net assets resulting from operations	$(75,841,732)

The accompanying notes are an integral part of these financial statements.

FLG-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Large Cap Growth Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$2,739,853	$7,847,225
Net realized gain (loss) from investments and foreign currency transactions	(21,810,254)	40,375,688
Net change in unrealized appreciation (depreciation) on investments	(56,771,331)	615,536

Net increase (decrease) in net assets resulting from operations	(75,841,732)	48,838,449

Distributions to shareholders from:
Net investment income:
Class 1	(1,183,538)	(1,011,747)
Class 2	(6,484,690)	(5,183,286)
Class 4	(73)	—
Net realized gains:
Class 1	(4,817,075)	(783,904)
Class 2	(33,345,360)	(5,103,109)
Class 4	(298)	—

Total distributions to shareholders	(45,831,034)	(12,082,046)

Capital share transactions: (Note 2)
Class 1	(3,178,573)	(23,683,527)
Class 2	(6,956,371)	(25,322,436)
Class 4	5,000	—

Total capital share transactions	(10,129,944)	(49,005,963)

Net increase (decrease) in net assets	(131,802,710)	(12,249,560)
Net assets:
Beginning of period	739,271,481	751,521,041

End of period	$607,468,771	$739,271,481

Undistributed net investment income included in net assets:
End of period	$3,031,132	$7,959,580

The accompanying notes are an integral part of these financial statements.

FLG-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Large Cap Growth Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FLG-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2008. The joint repurchase agreement is valued at cost.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30,2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

FLG-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	21,002	$322,165	49,014	$867,822
Shares issued in reinvestment of distributions	390,665	6,000,613	98,500	1,795,651
Shares redeemed	(584,659)	(9,501,351)	(1,491,144)	(26,347,000)

Net increase (decrease)	(172,992)	$(3,178,573)	(1,343,630)	$(23,683,527)

Class 2 Shares:
Shares sold	1,227,743	$20,096,315	4,957,506	$85,672,603
Shares issued in reinvestment of distributions	2,630,783	39,830,049	572,102	10,286,395
Shares redeemed	(4,214,190)	(66,882,735)	(6,934,030)	(121,281,434)

Net increase (decrease)	(355,664)	$(6,956,371)	(1,404,422)	$(25,322,436)

Class 4 Shares:
Shares sold	312	$5,000

[a]	For the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FLG-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized capital losses of $1,494,040.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$570,362,379

Unrealized appreciation	$92,875,119
Unrealized depreciation	(56,140,432)

Net unrealized appreciation (depreciation)	$36,734,687

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

FLG-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

5. INCOME TAXES (continued)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $184,356,625 and $235,976,712, respectively.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$576,331,887	$30,765,179	$—	$607,097,066

8. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FLG-21

FRANKLIN LARGE CAP VALUE SECURITIES FUND

This semiannual report for Franklin Large Cap Value Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Large Cap Value Securities Fund – Class 4 had a -9.37% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 2 performance, which includes a 12b-1 fee expense of 0.25% per year. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -4.88%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Large Cap Value Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FLV-1

Fund Goal and Main Investments: Franklin Large Cap Value Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities, focusing on those the manager believes to be undervalued. For this Fund, large capitalization companies are those that are similar in size to those in the Russell 1000® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its benchmark, the Russell 1000 Value Index, which fell 13.57% for the same period.2 Please note that the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

The U.S. economy struggled during the six months ended June 30, 2008, as it contended with record-high oil prices, a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Gross domestic product (GDP) growth registered annualized rates of 0.9% in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past six months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose from 5.0% at the beginning of the period to 5.5% in June, the highest level since 2004.3 Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and finance-related industries were especially hard hit. Volatile oil prices reached a historical high in June, touching $143 per barrel before

1. Please see Index Descriptions following the Fund Summaries.

2. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Large-capitalization stocks tend to go through cycles of outperforming or lagging the stock market in general and, in the past, these periods have lasted for several years. By having significant investments in particular sectors from time to time, such as the financial services sector, the Fund may be at greater risk of adverse developments in a sector than a fund that invests more broadly. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FLV-2

retreating to $140 by period-end. Many other commodity prices — including coal, natural gas, precious metals, raw materials and agricultural commodities — also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.3

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made four cuts to its key federal funds target rate during the period, lowering it 225 basis points, from 4.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and fell 13.38%, while the broader Standard & Poor’s 500 Index and the technology-heavy NASDAQ Composite Index declined 11.91% and 13.22%.4 The energy and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

Investment Strategy

Although this report covers a six-month period, our investment horizon aims for longer-term results. We seek to invest in securities of large-capitalization companies that we determine are selling below their underlying worth and hold them until they reach what we believe is their fair market value. Our aim is to construct a diversified portfolio of fundamentally sound companies purchased at attractive prices, often when they are out of favor with other investors for reasons we believe are temporary. Portfolio securities are selected without regard to benchmark comparisons and are chosen based on fundamental bottom-up research focusing on several criteria, such as low price relative to earnings, cash flow or book value. We also consider stocks with recent sharp price declines that we feel still have significant growth potential or that possess valuable intangibles not reflected in the stock price.

4. Source: © 2008 Morningstar. Please see Index Descriptions following the Fund Summaries.

FLV-3

Manager’s Discussion

During the six months under review, the Fund’s energy sector holdings delivered the strongest performance, followed by those in the materials sector. Energy sector holdings that helped performance included Apache, Chesapeake Energy and Devon Energy, while in the materials sector, Nucor aided results.

The financials sector was the weakest performer, followed by industrials and consumer discretionary, as the effects of the subprime mortgage crisis negatively affected several industries during the period.5 Stocks that detracted most from Fund performance included insurer American International Group (AIG), industrial conglomerate General Electric and mortgage lender Freddie Mac.

We initiated two positions during the reporting period: Home Depot and State Street. We also added to several existing holdings including AIG, General Electric and Merck. We did not liquidate any positions; however, we reduced several holdings such as Apache, Exxon Mobil and Lehman Brothers Holdings.

Thank you for your participation in Franklin Large Cap Value Securities Fund. We look forward to serving your future investment needs.

5. The financials sector comprises banks, diversified financials and insurance in the SOI. The industrials sector comprises capital goods and transportation in the SOI. The consumer discretionary sector comprises consumer durables and apparel, consumer services, and retailing in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Large Cap Value

Securities Fund

6/30/08

Company Sector/Industry	% of Total Net Assets

International Business Machines Corp.	3.9%
Technology Hardware & Equipment

General Electric Co.	3.8%
Capital Goods

Occidental Petroleum Corp.	3.2%
Energy

The Procter & Gamble Co.	3.1%
Household & Personal Products

Nucor Corp.	2.9%
Materials

Fortune Brands Inc.	2.9%
Consumer Durables & Apparel

Wal-Mart Stores Inc.	2.8%
Food & Staples Retailing

Illinois Tool Works Inc.	2.7%
Capital Goods

Abbott Laboratories	2.6%
Pharmaceuticals, Biotechnology & Life Sciences

Merck & Co. Inc.	2.5%
Pharmaceuticals, Biotechnology & Life Sciences

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

FLV-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Large Cap Value Securities Fund – Class 4

FLV-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$951.20	$3.28
Hypothetical (5% return before expenses)	$1,000	$1,019.89	$5.02

*Expenses are calculated using the annualized expense ratio, net of expense waiver, for the Fund’s Class 4 shares (1.00%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

FLV-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Large Cap Value Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$11.86	$10.37	$10.00

Income from investment operations[b]:
Net investment income[c]	0.10	0.22	0.21	0.14
Net realized and unrealized gains (losses)	(1.19)	(0.25)	1.46	0.29

Total from investment operations	(1.09)	(0.03)	1.67	0.43

Less distributions from:
Net investment income	—	(0.19)	(0.15)	(0.06)
Net realized gains	—	(0.01)	(0.03)	—

Total distributions	—	(0.20)	(0.18)	(0.06)

Net asset value, end of period	$10.54	$11.63	$11.86	$10.37

Total return[d]	(9.37)%	(0.26)%	16.19%	4.32%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.33%	1.36%	1.41%	1.82%
Expenses net of waiver and payments by affiliates	0.90% [f]	0.90% [f]	0.90% [f]	0.90% [f]
Net investment income	1.74%	1.82%	1.93%	1.70%

Supplemental data
Net assets, end of period (000’s)	$39,401	$37,797	$26,069	$7,979
Portfolio turnover rate	1.49%	15.80%	24.71%	18.79%

aFor the period March 1, 2005 (commencement of operations) to December 31, 2005.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLV-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Value Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.07

Income from investment operations[b]:
Net investment income[c]	0.06
Net realized and unrealized gains (losses)	(0.60)

Total from investment operations	(0.54)

Net asset value, end of period	$10.53

Total return[d]	(4.88)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.43%
Expenses net of waiver and payments by affiliates	1.00% [f]
Net investment income	1.64%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	1.49%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLV-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Large Cap Value Securities Fund	Shares	Value
Common Stocks 93.0%
Banks 3.3%
Freddie Mac	23,000	$377,200
U.S. Bancorp	23,000	641,470
Wachovia Corp.	10,500	163,065
[a]Washington Mutual Inc.	28,000	138,040

		1,319,775

Capital Goods 13.1%
3M Co.	10,800	751,572
Dover Corp.	17,900	865,823
General Electric Co.	55,500	1,481,295
Illinois Tool Works Inc.	22,200	1,054,722
Masco Corp.	21,000	330,330
United Technologies Corp.	11,100	684,870

		5,168,612

Consumer Durables & Apparel 5.3%
D.R. Horton Inc.	61,000	661,850
Fortune Brands Inc.	18,000	1,123,380
NIKE Inc., B	5,200	309,972

		2,095,202

Consumer Services 2.1%
McDonald’s Corp.	14,500	815,190

Diversified Financials 6.1%
Bank of America Corp.	14,200	338,954
The Bank of New York Mellon Corp.	15,500	586,365
Citigroup Inc.	16,000	268,160
Lehman Brothers Holdings Inc.	4,000	79,240
Morgan Stanley	6,200	223,634
State Street Corp.	14,000	895,860

		2,392,213

Energy 14.4%
Apache Corp.	7,000	973,000
BP PLC, ADR (United Kingdom)	5,300	368,721
Chesapeake Energy Corp.	10,500	692,580
ConocoPhillips	7,800	736,242
Devon Energy Corp.	5,600	672,896
Exxon Mobil Corp.	11,000	969,430
Occidental Petroleum Corp.	14,200	1,276,012

		5,688,881

Food & Staples Retailing 2.8%
Wal-Mart Stores Inc.	19,500	1,095,900

Health Care Equipment & Services 1.3%
Becton Dickinson and Co.	6,100	495,930

Household & Personal Products 5.2%
Kimberly-Clark Corp.	14,000	836,920
The Procter & Gamble Co.	20,000	1,216,200

		2,053,120

Insurance 5.9%
The Allstate Corp.	13,000	592,670
Ambac Financial Group Inc.	8,400	11,256

FLV-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Large Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Insurance (continued)
American International Group Inc.	26,000	$687,960
Chubb Corp.	14,000	686,140
MetLife Inc.	6,900	364,113

		2,342,139

Materials 8.3%
Alcoa Inc.	15,100	537,862
The Dow Chemical Co.	19,000	663,290
Nucor Corp.	15,500	1,157,385
Praxair Inc.	9,600	904,704

		3,263,241

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Abbott Laboratories	19,000	1,006,430
Merck & Co. Inc.	26,500	998,785
Pfizer Inc.	56,000	978,320

		2,983,535

Retailing 6.1%
The Home Depot Inc.	21,500	503,530
Nordstrom Inc.	14,000	424,200
[b]Office Depot Inc.	70,000	765,800
J.C. Penney Co. Inc.	20,000	725,800

		2,419,330

Software & Services 1.7%
Microsoft Corp.	25,000	687,750

Technology Hardware & Equipment 6.2%
Hewlett-Packard Co.	20,000	884,200
International Business Machines Corp.	13,000	1,540,890

		2,425,090

Transportation 1.8%
Norfolk Southern Corp.	11,000	689,370

Utilities 1.8%
Entergy Corp.	5,800	698,784

Total Common Stocks (Cost $39,060,226)		36,634,062

Convertible Preferred Stock (Cost $438,788) 0.7%
Banks 0.7%
Washington Mutual Inc., 7.75%, cvt. pfd., R	500	293,500

Total Investments before Short Term Investments (Cost $39,499,014)		36,927,562

Short Term Investments 7.3%
Money Market Fund (Cost $2,730,085) 6.9%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17%	2,730,085	2,730,085

[d]Investments from Cash Collateral Received for Loaned Securities 0.4%
Money Market Fund (Cost $140,049) 0.4%
[e]Bank of New York Institutional Cash Reserve Fund, 2.53%	140,049	140,049

Total Investments (Cost $42,369,148) 101.0%		39,797,696
Other Assets, less Liabilities (1.0)%		(391,896)

Net Assets 100.0%		$39,405,800

FLV-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Selected Portfolio Abbreviation

ADR - American Depository Receipt

aA portion or all of the security is on loan as of June 30, 2008. See Note 1(b).

bNon-income producing for the twelve months ended June 30, 2008.

cSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding securities on loan.

eThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FLV-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Large Cap Value Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$39,639,063
Cost - Sweep Money Fund (Note 7)	2,730,085

Total cost of investments	$42,369,148

Value - Unaffiliated issuers	$37,067,611
Value - Sweep Money Fund (Note 7)	2,730,085

Total value of investments (includes securities loaned in the amount of $137,547)	39,797,696
Receivables:
Capital shares sold	30
Dividends and interest	87,106

Total assets	39,884,832

Liabilities:
Payables:
Investment securities purchased	133,121
Capital shares redeemed	148,715
Affiliates	36,777
Payable upon return of securities loaned	140,049
Accrued expenses and other liabilities	20,370

Total liabilities	479,032

Net assets, at value	$39,405,800

Net assets consist of:
Paid-in capital	$41,722,064
Undistributed net investment income	340,661
Net unrealized appreciation (depreciation)	(2,571,452)
Accumulated net realized gain (loss)	(85,473)

Net assets, at value	$39,405,800

Class 2:
Net assets, at value	$39,401,040

Shares outstanding	3,736,724

Net asset value and maximum offering price per share	$10.54

Class 4:
Net assets, at value	$4,760

Shares outstanding	452

Net asset value and maximum offering price per share	$10.53

The accompanying notes are an integral part of these financial statements.

FLV-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Large Cap Value Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$463,602
Sweep Money Fund (Note 7)	50,485
Income from securities loaned	2,326

Total investment income	516,413

Expenses:
Management fees (Note 3a)	140,020
Administrative fees (Note 3b)	48,823
Distribution fees: (Note 3c)
Class 2	48,806
Class 4	6
Unaffiliated transfer agent fees	108
Custodian fees (Note 4)	387
Reports to shareholders	7,194
Professional fees	11,832
Trustees’ fees and expenses	73
Other	2,842

Total expenses	260,091
Expenses waived/paid by affiliates (Note 3e)	(84,339)

Net expenses	175,752

Net investment income	340,661

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(49,334)
Net change in unrealized appreciation (depreciation) on investments	(4,291,312)

Net realized and unrealized gain (loss)	(4,340,646)

Net increase (decrease) in net assets resulting from operations	$(3,999,985)

The accompanying notes are an integral part of these financial statements.

FLV-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Large Cap Value Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$340,661	$599,562
Net realized gain (loss) from investments	(49,334)	41,324
Net change in unrealized appreciation (depreciation) on investments	(4,291,312)	(992,969)

Net increase (decrease) in net assets resulting from operations	(3,999,985)	(352,083)

Distributions to shareholders from:
Net investment income - Class 2	—	(612,608)
Net realized gains - Class 2	—	(18,136)

Total distributions to shareholders	—	(630,744)

Capital share transactions: (Note 2)
Class 2	5,604,016	12,710,412
Class 4	5,000	—

Total capital share transactions	5,609,016	12,710,412

Net increase (decrease) in net assets	1,609,031	11,727,585
Net assets:
Beginning of period	37,796,769	26,069,184

End of period	$39,405,800	$37,796,769

Undistributed net investment income included in net assets:
End of period	$340,661	$—

The accompanying notes are an integral part of these financial statements.

FLV-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Large Cap Value Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 99.75% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 2 and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Securities Lending

The Fund participates in a principal based security lending program and receives a minimum guaranteed payment for its participation, and may receive additional payments based on actual securities loaned. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is held in a segregated account with the fund’s custodian on the fund’s behalf. While the fund continues to bear the market risk with respect to securities loaned and the risk that the principal may default on its obligations to the fund, the principal bears the risk of default by any third party borrower.

c. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

FLV-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	841,475	$9,509,060	1,392,156	$16,817,113
Shares issued in reinvestment of distributions	—	—	54,325	630,744
Shares redeemed	(355,542)	(3,905,044)	(394,193)	(4,737,445)

Net increase (decrease)	485,933	$5,604,016	1,052,288	$12,710,412

Class 4 Shares:
Shares sold	452	$5,000

Net increase (decrease)	452	$5,000

[a]	For the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

FLV-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5 billion
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plan for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and Advisory Services have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses through April 30, 2009. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. After April 30, 2009, FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund’s Board of Trustees.

FLV-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$42,404,869

Unrealized appreciation	$4,780,059
Unrealized depreciation	(7,387,232)

Net unrealized appreciation (depreciation)	$(2,607,173)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $6,712,286 and $529,117, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

FLV-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

8. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$39,657,647	$140,049	$—	$39,797,696

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FLV-19

FRANKLIN RISING DIVIDENDS SECURITIES FUND

This semiannual report for Franklin Rising Dividends Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Rising Dividends Securities Fund – Class 4 had a -9.30% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -3.91%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Rising Dividends Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FRD-1

Fund Goal and Main Investments: Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its benchmark, the Standard & Poor’s 500 Index (S&P 500), which fell 11.91% for the same period.1

Economic and Market Overview

The U.S. economy struggled during the six months ended June 30, 2008, as it contended with record-high oil prices, a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Gross domestic product (GDP) growth registered annualized rates of 0.9% in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past six months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose from 5.0% at the beginning of the period to 5.5% in June, the highest level since 2004.2 Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and finance-related industries were especially hard hit. Volatile oil prices reached a historical high in June, touching $143 per barrel before retreating to $140 by period-end. Many other commodity prices — including coal, natural gas, precious metals, raw materials and agricultural commodities — also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.2

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. By having significant investments in particular sectors from time to time, such as financial services, the Fund may be at greater risk of adverse developments in a sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

FRD-2

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made four cuts to its key federal funds target rate during the period, lowering it 225 basis points, from 4.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and fell 13.38%, while the broader S&P 500 and the technology-heavy NASDAQ Composite Index declined 11.91% and 13.22%.3 The energy and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As bottom-up investors concentrating primarily on individual securities, we seek fundamentally sound companies that we believe meet our screening criteria, which include consistent, substantial dividend increases; reinvested earnings; and strong balance sheets. We attempt to acquire such stocks at attractive prices, often when they are out of favor with other investors. In following these criteria, we do not necessarily focus on companies whose securities pay a high dividend but rather on companies that consistently raise their dividends.

Manager’s Discussion

Significant contributors to the Fund’s performance during the six months ended June 30, 2008, included Nucor, Wal-Mart Stores and Praxair. Steel price increases in conjunction with lean inventories at service center customers, the middlemen who purchase steel for fabrication, resulted in higher stock prices for steel companies such as Nucor. Nucor has increased its regular, base dividend for 35 consecutive years. Wal-Mart’s efforts to reestablish its price leadership image began to pay off as the company’s recent monthly sales results exceeded those of many other retailers. Wal-Mart has 34 years of dividend increases. Praxair has a large backlog of global energy and infrastructure

3. Source: © 2008 Morningstar. Please see Index Descriptions following the Fund Summaries.

FRD-3

projects that may drive revenue and profit growth in coming years. The company has increased its dividend in each of the past 15 years.

Holdings that declined in value included American International Group (AIG), Freddie Mac and General Electric. AIG recognized significant mark-to-market losses on its credit default swap portfolio within its financial products business and in mortgage-related securities in its investment portfolio. Continuing home price declines increased concerns about future credit losses in Freddie Mac’s home loan guaranty segment. General Electric surprised investors by reporting disappointing first quarter earnings and guiding investors to reduce earnings estimates for the rest of the year.

We did not initiate any new positions during the reporting period. We increased our position in AIG as we believe the mark-to-market losses recognized by AIG overstates the economic losses that may ultimately be realized. We made smaller additions to seven other Fund holdings. The Fund liquidated its positions in Fannie Mae and Washington Mutual and reduced its position in Freddie Mac to cut exposure to deteriorating mortgage credit quality. We also reduced positions in Wal-Mart Stores, Praxair, Nucor, Roper Industries, Dover and State Street, after strong performance or Fund redemptions caused them to become unusually large positions. Smaller reductions were made to 23 other positions during the period.

Our 10 largest positions on June 30, 2008, represented 45.0% of the Fund’s total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund’s screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 29 years in a row and by 296% in the past 10 years. Their most recent year-over-year dividend increases averaged 11% with a yield of 1.9% on June 30, 2008, and a dividend payout ratio of 28%, based on estimates of calendar year 2008 operating earnings. The average price/earnings ratio was 15.6 times calendar year 2008 estimates versus 13.7 for that of the unmanaged S&P 500.

Thank you for your participation in Franklin Rising Dividends Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Rising Dividends

Securities Fund

6/30/08

Company Sector/Industry	% of Total Net Assets
Roper Industries Inc.	5.2%
Electrical Equipment
Praxair Inc.	5.0%
Materials
Wal-Mart Stores Inc.	5.0%
Food & Staples Retailing
Dover Corp.	4.8%
Machinery
The Procter & Gamble Co.	4.4%
Household & Personal Products
United Technologies Corp.	4.3%
Aerospace & Defense
State Street Corp.	4.1%
Diversified Financials
Brady Corp.	4.1%
Electrical Equipment
AFLAC Inc.	4.1%
Insurance
General Electric Co.	4.0%
Industrial Conglomerates

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRD-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Rising Dividends Securities Fund – Class 4

FRD-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$960.90	$3.13
Hypothetical (5% return before expenses)	$1,000	$1,020.14	$4.77

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (0.95%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

FRD-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.61	$20.88	$18.11	$17.75	$16.28	$13.57

Income from investment operations[a]:
Net investment income[b]	0.18	0.36	0.58	0.28	0.26	0.19
Net realized and unrealized gains (losses)	(1.95)	(0.80)	2.53	0.36	1.55	3.10

Total from investment operations	(1.77)	(0.44)	3.11	0.64	1.81	3.29

Less distributions from:
Net investment income	(0.36)	(0.53)	(0.24)	(0.18)	(0.12)	(0.14)
Net realized gains	(0.13)	(0.30)	(0.10)	(0.10)	(0.22)	(0.44)

Total distributions	(0.49)	(0.83)	(0.34)	(0.28)	(0.34)	(0.58)

Net asset value, end of period	$17.35	$19.61	$20.88	$18.11	$17.75	$16.28

Total return[c]	(9.20)%	(2.41)%	17.43%	3.68%	11.25%	24.88%
Ratios to average net assets[d]
Expenses	0.60% [e]	0.59% [e]	0.61% [e]	0.62% [e]	0.69% [e]	0.76%
Net investment income	1.90%	1.72%	3.15%	1.65%	1.56%	1.39%

Supplemental data
Net assets, end of period (000’s)	$195,012	$235,946	$288,303	$292,223	$326,883	$326,663
Portfolio turnover rate	2.76%	3.29%	6.19%	2.26%	2.78%	9.54%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.27	$20.55	$17.84	$17.51	$16.09	$13.44

Income from investment operations[a]:
Net investment income[b]	0.15	0.30	0.56	0.24	0.22	0.17
Net realized and unrealized gains (losses)	(1.91)	(0.79)	2.46	0.34	1.53	3.05

Total from investment operations	(1.76)	(0.49)	3.02	0.58	1.75	3.22

Less distributions from:
Net investment income	(0.31)	(0.49)	(0.21)	(0.15)	(0.11)	(0.13)
Net realized gains	(0.13)	(0.30)	(0.10)	(0.10)	(0.22)	(0.44)

Total distributions	(0.44)	(0.79)	(0.31)	(0.25)	(0.33)	(0.57)

Net asset value, end of period	$17.07	$19.27	$20.55	$17.84	$17.51	$16.09

Total return[c]	(9.30)%	(2.69)%	17.12%	3.43%	11.00%	24.59%
Ratios to average net assets[d]
Expenses	0.85% [e]	0.84% [e]	0.86% [e]	0.87% [e]	0.94% [e]	1.01%
Net investment income	1.65%	1.47%	2.90%	1.40%	1.31%	1.14%

Supplemental data
Net assets, end of period (000’s)	$1,794,246	$2,079,366	$1,981,240	$1,423,827	$997,800	$343,675
Portfolio turnover rate	2.76%	3.29%	6.19%	2.26%	2.78%	9.54%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Rising Dividends Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.51

Income from investment operations[b]:
Net investment income[c]	0.11
Net realized and unrealized gains (losses)	(0.80)

Total from investment operations	(0.69)

Less distributions from:
Net investment income	(0.36)
Net realized gains	(0.13)

Total distributions	(0.49)

Net asset value, end of period	$17.33

Total return[d]	(3.91)%
Ratios to average net assets[e]
Expenses[f]	0.95%
Net investment income	1.55%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	2.76%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton

Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks 97.2%
Aerospace & Defense 4.4%
United Technologies Corp.	1,402,100	$86,509,570

Banks 5.8%
Freddie Mac	1,594,408	26,148,291
Peoples Bancorp Inc.	159,979	3,036,401
PNC Financial Services Group Inc.	150,953	8,619,416
SunTrust Banks Inc.	394,704	14,296,179
[a]TrustCo Bank Corp. NY	328,588	2,438,123
U.S. Bancorp	2,169,949	60,519,878

		115,058,288

Commercial Services & Supplies 2.7%
ABM Industries Inc.	1,088,288	24,214,408
Cintas Corp.	1,057,400	28,031,674
Superior Uniform Group Inc.	237,100	2,053,286

		54,299,368

Consumer Durables & Apparel 1.7%
[a]Leggett & Platt Inc.	1,833,100	30,741,087
[b]Russ Berrie and Co. Inc.	306,081	2,439,466

		33,180,553

Consumer Services 1.3%
Hillenbrand Inc.	1,252,800	26,809,920

Diversified Financials 4.1%
State Street Corp.	1,286,400	82,316,736

Electrical Equipment 9.3%
Brady Corp., A	2,375,779	82,035,649
Roper Industries Inc.	1,573,174	103,640,704

		185,676,353

Food & Staples Retailing 5.0%
Wal-Mart Stores Inc.	1,771,800	99,575,160

Food, Beverage & Tobacco 2.5%
McCormick & Co. Inc.	1,416,595	50,515,778

Health Care Equipment & Services 6.5%
Becton Dickinson and Co.	556,500	45,243,450
[a]Hill-Rom Holdings Inc.	1,252,800	33,800,544
West Pharmaceutical Services Inc.	1,165,600	50,447,168

		129,491,162

Household & Personal Products 5.8%
Alberto-Culver Co.	1,024,350	26,909,674
The Procter & Gamble Co.	1,450,100	88,180,581

		115,090,255

Industrial Conglomerates 8.6%
Carlisle Cos. Inc.	2,459,557	71,327,153
General Electric Co.	2,968,200	79,221,258
Teleflex Inc.	352,200	19,578,798

		170,127,209

FRD-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks (continued)
Insurance 15.9%
AFLAC Inc.	1,303,800	$81,878,640
American International Group Inc.	2,626,700	69,502,482
[a]Arthur J. Gallagher & Co.	753,000	18,147,300
[a]Erie Indemnity Co., A	1,456,733	67,228,228
Mercury General Corp.	154,200	7,204,224
Old Republic International Corp.	4,247,808	50,294,047
RLI Corp.	434,012	21,470,573

		315,725,494

Machinery 7.4%
Donaldson Co. Inc.	267,000	11,918,880
Dover Corp.	1,981,500	95,845,155
Graco Inc.	356,112	13,557,184
Nordson Corp.	342,591	24,971,458

		146,292,677

Materials 10.2%
Bemis Co. Inc.	1,292,300	28,973,366
Nucor Corp.	986,902	73,691,972
Praxair Inc.	1,057,500	99,658,800

		202,324,138

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Pfizer Inc.	2,850,100	49,791,247

Retailing 3.5%
Family Dollar Stores Inc.	3,352,000	66,838,880
[a,b]Sally Beauty Holdings Inc.	514,150	3,321,409

		70,160,289

Semiconductors & Semiconductor Equipment 0.0%[c]
Cohu Inc.	50,300	738,404

Total Common Stocks (Cost $1,755,662,038)		1,933,682,601

Short Term Investments 5.6%
Money Market Fund (Cost $56,903,289) 2.9%
[d]Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17%	56,903,289	56,903,289

[e]Investments from Cash Collateral Received for Loaned Securities 2.7%
Money Market Fund (Cost $54,777,000) 2.7%
[f]Bank of New York Institutional Cash Reserve Fund, 2.53%	54,777,000	54,777,000

Total Investments (Cost $1,867,342,327) 102.8%		2,045,362,890
Other Assets, less Liabilities (2.8)%		(56,100,063)

Net Assets 100.0%		$1,989,262,827

aA portion or all of the security is on loan as of June 30, 2008. See Note 1(b).

bNon-income producing for the twelve months ended June 30, 2008.

cRounds to less than 0.1% of net assets.

dSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

eSee Note 1(b) regarding securities on loan.

fThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FRD-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Rising Dividends Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,810,439,038
Cost - Sweep Money Fund (Note 7)	56,903,289

Total cost of investments	$1,867,342,327

Value - Unaffiliated issuers	$1,988,459,601
Value - Sweep Money Fund (Note 7)	56,903,289

Total value of investments (includes securities loaned in the amount of $52,270,899)	2,045,362,890
Receivables:
Investment securities sold	2,022,616
Capital shares sold	177,329
Dividends	3,970,432

Total assets	2,051,533,267

Liabilities:
Payables:
Capital shares redeemed	5,413,668
Affiliates	1,824,980
Payable upon return of securities loaned	54,777,000
Accrued expenses and other liabilities	254,792

Total liabilities	62,270,440

Net assets, at value	$1,989,262,827

Net assets consist of:
Paid-in capital	$1,800,459,332
Undistributed net investment income	17,947,450
Net unrealized appreciation (depreciation)	178,020,563
Accumulated net realized gain (loss)	(7,164,518)

Net assets, at value	$1,989,262,827

The accompanying notes are an integral part of these financial statements.

FRD-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Franklin Rising Dividends Securities Fund
Class 1:
Net assets, at value	$195,011,923

Shares outstanding	11,237,098

Net asset value and maximum offering price per share	$17.35

Class 2:
Net assets, at value	$1,794,246,224

Shares outstanding	105,086,910

Net asset value and maximum offering price per share	$17.07

Class 4:
Net assets, at value	$4,680

Shares outstanding	270

Net asset value and maximum offering price per share	$17.33

The accompanying notes are an integral part of these financial statements.

FRD-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Rising Dividends Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$25,904,619
Sweep Money Fund (Note 7)	742,003
Income from securities loaned	137,375

Total investment income	26,783,997

Expenses:
Management fees (Note 3a)	6,187,952
Distribution fees: (Note 3c)
Class 2	2,405,903
Class 4	6
Unaffiliated transfer agent fees	418
Custodian fees (Note 4)	20,041
Reports to shareholders	151,660
Professional fees	39,728
Trustees’ fees and expenses	5,472
Other	24,523

Total expenses	8,835,703
Expense reductions (Note 4)	(18)

Net expenses	8,835,685

Net investment income	17,948,312

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(6,081,861)
Net change in unrealized appreciation (depreciation) on investments	(223,074,793)

Net realized and unrealized gain (loss)	(229,156,654)

Net increase (decrease) in net assets resulting from operations	$(211,208,342)

The accompanying notes are an integral part of these financial statements.

FRD-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Rising Dividends Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$17,948,312	$35,979,785
Net realized gain (loss) from investments	(6,081,861)	15,955,531
Net change in unrealized appreciation (depreciation) on investments	(223,074,793)	(118,598,969)

Net increase (decrease) in net assets resulting from operations	(211,208,342)	(66,663,653)

Distributions to shareholders from:
Net investment income:
Class 1	(3,976,477)	(6,748,637)
Class 2	(31,994,362)	(50,470,683)
Class 4	(98)	—
Net realized gains:
Class 1	(1,471,627)	(3,824,396)
Class 2	(13,810,813)	(30,955,762)
Class 4	(36)	—

Total distributions to shareholders	(51,253,413)	(91,999,478)

Capital share transactions: (Note 2)
Class 1	(14,923,270)	(36,683,874)
Class 2	(48,669,560)	241,115,910
Class 4	5,000	—

Total capital share transactions	(63,587,830)	204,432,036

Net increase (decrease) in net assets	(326,049,585)	45,768,905
Net assets:
Beginning of period	2,315,312,412	2,269,543,507

End of period	$1,989,262,827	$2,315,312,412

Undistributed net investment income included in net assets:
End of period	$17,947,450	$35,970,075

The accompanying notes are an integral part of these financial statements.

FRD-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Rising Dividends Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 63.84% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Securities Lending

The Fund participates in a principal based security lending program and receives a minimum guaranteed payment for its participation, and may receive additional payments based on actual securities loaned. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is held in a segregated account with the Fund’s custodian on the Fund’s behalf. While the Fund continues to bear the market risk with respect to securities loaned and the risk that the principal may default on its obligations to the Fund, the principal bears the risk of default by any third party borrower.

c. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

FRD-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	123,783	$2,353,264	404,175	$8,421,307
Shares issued in reinvestment of distributions	289,331	5,448,104	493,836	10,573,033
Shares redeemed	(1,208,616)	(22,724,638)	(2,671,946)	(55,678,214)

Net increase (decrease)	(795,502)	$(14,923,270)	(1,773,935)	$(36,683,874)

FRD-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,835,536	$53,020,173	17,185,808	$353,479,589
Shares issued in reinvestment of distributions	2,471,947	45,805,175	3,864,568	81,426,445
Shares redeemed	(8,104,284)	(147,494,908)	(9,573,257)	(193,790,124)

Net increase (decrease)	(2,796,801)	$(48,669,560)	11,477,119	$241,115,910

Class 4 Shares:
Shares sold	270	$5,000

[a]	For the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

FRD-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,869,625,624

Unrealized appreciation	$454,205,322
Unrealized depreciation	(278,468,056)

Net unrealized appreciation (depreciation)	$175,737,266

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $57,991,295 and $144,726,008, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

FRD-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

8. FAIR VALUE MEASUREMENTS (continued)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$1,990,585,890	$54,777,000	$—	$2,045,362,890

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FRD-20

FRANKLIN SMALL CAP VALUE SECURITIES FUND

This semiannual report for Franklin Small Cap Value Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Small Cap Value Securities Fund – Class 4 had a -3.08% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was +2.58%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small Cap Value Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSV-1

Fund Goal and Main Investments: Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $3.5 billion at the time of purchase. The Fund invests generally in equity securities of companies that the manager believes are currently undervalued.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its benchmark, the Russell 2500™ Value Index, which fell 8.37% for the same period.1 Please note that the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

The U.S. economy struggled during the six months ended June 30, 2008, as it contended with record-high oil prices, a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Gross domestic product (GDP) growth registered annualized rates of 0.9% in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past six months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose from 5.0% at the beginning of the period to 5.5% in June, the highest level since 2004.2 Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and finance-related industries were especially hard hit. Volatile oil prices reached a historical high in June, touching $143 per barrel before retreating to $140 by period-end. Many other commodity prices — including coal, natural gas, precious metals, raw materials and agricultural

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller company securities can increase the risk of greater price volatility, particularly over the short term. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FSV-2

commodities — also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.2

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made four cuts to its key federal funds target rate during the period, lowering it 225 basis points, from 4.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and fell 13.38%, while the broader Standard & Poor’s 500 Index and the technology-heavy NASDAQ Composite Index declined 11.91% and 13.22%.3 The energy and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined, value-oriented strategy for the Fund. As a bottom-up adviser concentrating primarily on individual securities, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value or cash flow. We seek bargains among the “unloved,” out-of-favor companies that offer, in our opinion, attractive long-term potential. These might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential, in our opinion, or companies that may be potential turnaround candidates or takeover targets.

3. Source: © 2008 Morningstar. Please see Index Descriptions following the Fund Summaries.

FSV-3

Manager’s Discussion

During the six months under review, the energy sector was a top contributor to the Fund’s performance, mainly due to energy equipment and services company Oil States International, coal company CONSOL Energy and contract oil and natural gas driller Unit Corp. The portfolio’s steel holdings also helped results, as Steel Dynamics, Reliance Steel & Aluminum, Gerdau AmeriSteel, and United States Steel each performed well.

The financials sector was a major detractor from the Fund’s performance, mostly due to the effects of the subprime mortgage crisis, as The PMI Group and Security Capital Assurance fell in value.4 Also hindering results was the consumer discretionary sector where recreational vehicle manufacturers Thor Industries, Winnebago Industries and Monaco Coach declined largely due to significantly higher gas prices.5 Airline SkyWest and health and safety products manufacturer Mine Safety Appliances were also significant detractors from Fund performance during the period.

The Fund initiated two positions in what we considered attractively valued securities: oil and natural gas equipment manufacturer Carbo Ceramics and retailer Saks. We also added significantly to several existing positions including Christopher & Banks, Erie Indemnity, Men’s Wearhouse, and Thor Industries. The Fund liquidated five positions during the period. One holding, Genlyte Group was acquired by Royal Dutch Electronics at a 52% premium to Genlyte’s share price prior to the deal’s announcement in November 2007. The other positions were sold either because we believed the shares were fully valued or the companies’ fundamentals had deteriorated.

Thank you for your participation in Franklin Small Cap Value Securities Fund. We look forward to serving your future investment needs.

4. The financials sector comprises banks, insurance and real estate in the SOI.

5. The consumer discretionary sector comprises automobiles and components, consumer durables and apparel, consumer services, and retailing in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Small Cap Value Securities Fund 6/30/08

Company Sector/Industry	% of Total Net Assets

Steel Dynamics Inc.	2.8%
Materials

Reliance Steel & Aluminum Co.	2.6%
Materials

Gerdau AmeriSteel Corp. (Canada)	1.9%
Materials

Mueller Industries Inc.	1.8%
Capital Goods

Mine Safety Appliances Co.	1.7%
Commercial Services & Supplies

Universal Forest Products Inc.	1.6%
Capital Goods

Old Republic International Corp.	1.6%
Insurance

Brady Corp.	1.6%
Capital Goods

Graco Inc.	1.5%
Capital Goods

Airgas Inc.	1.5%
Materials

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

FSV-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small Cap Value Securities Fund – Class 4

FSV-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$1,025.80	$3.47
Hypothetical (5% return before expenses)	$1,000	$1,019.79	$5.12

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (1.02%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

FSV-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.38	$19.07	$17.02	$15.85	$12.81	$9.70

Income from investment operations[a]:
Net investment income[b]	0.13	0.22	0.18	0.17	0.21	0.06
Net realized and unrealized gains (losses)	(0.55)	(0.44)	2.69	1.24	2.87	3.08

Total from investment operations	(0.42)	(0.22)	2.87	1.41	3.08	3.14

Less distributions from:
Net investment income	(0.23)	(0.17)	(0.16)	(0.14)	(0.04)	(0.03)
Net realized gains	(1.22)	(1.30)	(0.66)	(0.10)	—	—

Total distributions	(1.45)	(1.47)	(0.82)	(0.24)	(0.04)	(0.03)

Net asset value, end of period	$15.51	$17.38	$19.07	$17.02	$15.85	$12.81

Total return[c]	(2.96)%	(2.14)%	17.30%	8.99%	24.09%	32.47%
Ratios to average net assets[d]
Expenses	0.67% [e]	0.64% [e]	0.65% [e]	0.64% [e]	0.67% [e]	0.74%
Net investment income	1.51%	1.13%	0.97%	1.05%	1.59%	0.63%

Supplemental data
Net assets, end of period (000’s)	$51,644	$57,045	$73,154	$52,632	$50,401	$37,108
Portfolio turnover rate	5.52%	16.27%	16.43% [f]	11.03%	9.50%	12.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

FSV-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.10	$18.79	$16.79	$15.65	$12.67	$9.61

Income from investment operations[a]:
Net investment income[b]	0.10	0.17	0.13	0.13	0.18	0.04
Net realized and unrealized gains (losses)	(0.54)	(0.43)	2.65	1.23	2.82	3.04

Total from investment operations	(0.44)	(0.26)	2.78	1.36	3.00	3.08

Less distributions from:
Net investment income	(0.18)	(0.13)	(0.12)	(0.12)	(0.02)	(0.02)
Net realized gains	(1.22)	(1.30)	(0.66)	(0.10)	—	—

Total distributions	(1.40)	(1.43)	(0.78)	(0.22)	(0.02)	(0.02)

Net asset value, end of period	$15.26	$17.10	$18.79	$16.79	$15.65	$12.67

Total return[c]	(3.11)%	(2.38)%	16.98%	8.77%	23.75%	32.12%
Ratios to average net assets[d]
Expenses	0.92% [e]	0.89% [e]	0.90% [e]	0.89% [e]	0.92% [e]	0.99%
Net investment income	1.26%	0.88%	0.72%	0.80%	1.34%	0.38%

Supplemental data
Net assets, end of period (000’s)	$1,090,769	$1,177,367	$1,240,892	$1,094,120	$748,762	$333,625
Portfolio turnover rate	5.52%	16.27%	16.43% [f]	11.03%	9.50%	12.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding .

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

FSV-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small Cap Value Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.42

Income from investment operations[b]:
Net investment income[c]	0.08
Net realized and unrealized gains (losses)	0.45

Total from investment operations	0.53

Less distributions from:
Net investment income	(0.23)
Net realized gains	(1.22)

Total distributions	(1.45)

Net asset value, end of period	$15.50

Total return[d]	2.58%
Ratios to average net assets[e]
Expenses	1.02% [f]
Net investment income	1.16%

Supplemental data
Net assets, end of period (000’s)	$2,801
Portfolio turnover rate	5.52%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSV-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks 93.7%
Automobiles & Components 2.2%
Gentex Corp.	205,443	$2,966,597
Monaco Coach Corp.	825,800	2,510,432
[a]Thor Industries Inc.	658,000	13,989,080
[a]Winnebago Industries Inc.	600,000	6,114,000

		25,580,109

Banks 2.5%
[a]Chemical Financial Corp.	461,354	9,411,622
[a]Corus Bankshares Inc.	682,600	2,839,616
Peoples Bancorp Inc.	199,400	3,784,612
[a]The PMI Group Inc.	508,000	990,600
[a]TrustCo Bank Corp. NY	1,580,000	11,723,600

		28,750,050

Capital Goods 20.7%
A.O. Smith Corp.	112,500	3,693,375
American Woodmark Corp.	359,310	7,592,220
Apogee Enterprises Inc.	717,600	11,596,416
Brady Corp., A	522,600	18,045,378
[a]Briggs & Stratton Corp.	598,000	7,582,640
Carlisle Cos. Inc.	399,000	11,571,000
CIRCOR International Inc.	180,900	8,862,291
[a]CNH Global NV (Netherlands)	84,000	2,853,480
[b]EMCOR Group Inc.	169,600	4,838,688
[a]Franklin Electric Co. Inc.	131,232	5,089,177
Gibraltar Industries Inc.	1,079,800	17,244,406
Graco Inc.	458,200	17,443,674
Kennametal Inc.	416,000	13,540,800
Mueller Industries Inc.	601,700	19,374,740
Nordson Corp.	125,400	9,140,406
[b]Powell Industries Inc.	62,600	3,155,666
Roper Industries Inc.	195,000	12,846,600
[a]Simpson Manufacturing Co. Inc.	353,000	8,380,220
Teleflex Inc.	150,000	8,338,500
Timken Co.	20,400	671,976
[a]Trinity Industries Inc.	248,500	8,620,465
Universal Forest Products Inc.	624,000	18,695,040
Wabash National Corp.	1,259,200	9,519,552
[a]Watts Water Technologies Inc., A	341,300	8,498,370

		237,195,080

Commercial Services & Supplies 2.8%
ABM Industries Inc.	618,000	13,750,500
[a]Mine Safety Appliances Co.	473,200	18,923,268

		32,673,768

Consumer Durables & Apparel 8.0%
Bassett Furniture Industries Inc.	230,900	2,724,620
Brunswick Corp.	906,000	9,603,600
D.R. Horton Inc.	353,200	3,832,220
[a]Ethan Allen Interiors Inc.	442,000	10,873,200
[a]Hooker Furniture Corp.	555,100	9,614,332
[a]La-Z-Boy Inc.	1,098,500	8,403,525
[a]M/I Homes Inc.	593,700	9,338,901

FSV-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Consumer Durables & Apparel (continued)
M.D.C. Holdings Inc.	320,000	$12,499,200
[b]Russ Berrie and Co. Inc.	649,200	5,174,124
[b]Timberland Co., A	277,200	4,532,220
[b]The Warnaco Group Inc.	336,000	14,807,520

		91,403,462

Consumer Services 1.6%
Hillenbrand Inc.	127,200	2,722,080
Regis Corp.	583,900	15,385,765

		18,107,845

Energy 12.0%
Arch Coal Inc.	111,500	8,365,845
[b]Atwood Oceanics Inc.	83,000	10,320,220
[b]Bristow Group Inc.	287,500	14,228,375
[a]CARBO Ceramics Inc.	23,000	1,342,050
CONSOL Energy Inc.	87,000	9,776,190
[a]General Maritime Corp.	59,800	1,553,604
[b]Global Industries Ltd.	295,077	5,290,731
[b]Helix Energy Solutions Group Inc.	322,000	13,408,080
[b]Oil States International Inc.	254,000	16,113,760
[a]Overseas Shipholding Group Inc.	150,000	11,928,000
Peabody Energy Corp.	114,000	10,037,700
Rowan Cos. Inc.	194,000	9,069,500
Teekay Corp. (Bahamas)	184,000	8,313,120
Tidewater Inc.	81,700	5,312,951
[b]Unit Corp.	145,000	12,030,650

		137,090,776

Food & Staples Retailing 0.9%
Casey’s General Stores Inc.	462,000	10,704,540

Health Care Equipment & Services 1.9%
Hill-Rom Holdings Inc.	127,200	3,431,856
STERIS Corp.	315,800	9,082,408
West Pharmaceutical Services Inc.	215,800	9,339,824

		21,854,088

Insurance 9.5%
American National Insurance Co.	52,654	5,161,145
Arthur J. Gallagher & Co.	229,500	5,530,950
Aspen Insurance Holdings Ltd.	645,000	15,267,150
Erie Indemnity Co., A	165,900	7,656,285
IPC Holdings Ltd.	604,600	16,052,130
Montpelier Re Holdings Ltd. (Bermuda)	897,300	13,235,175
Old Republic International Corp.	1,562,000	18,494,080
Protective Life Corp.	220,000	8,371,000
RLI Corp.	151,100	7,474,917
[a]Security Capital Assurance Ltd.	1,369,600	397,184
StanCorp Financial Group Inc.	232,000	10,894,720

		108,534,736

Materials 15.1%
AbitibiBowater Inc.	202,088	1,885,481
Airgas Inc.	297,700	17,382,703

FSV-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Materials (continued)
AptarGroup Inc.	250,700	$10,516,865
Cabot Corp.	275,000	6,685,250
[a]Gerdau Ameristeel Corp. (Canada)	1,127,100	21,753,030
Glatfelter	752,000	10,159,520
[b]Mercer International Inc. (Germany)	599,100	4,481,268
Reliance Steel & Aluminum Co.	384,100	29,610,269
RPM International Inc.	791,500	16,304,900
Steel Dynamics Inc.	826,500	32,291,355
United States Steel Corp.	49,000	9,054,220
[a]Westlake Chemical Corp.	827,000	12,289,220

		172,414,081

Real Estate 0.2%
[a]Arbor Realty Trust Inc.	244,700	2,194,959

Retailing 7.0%
Brown Shoe Co. Inc.	823,000	11,151,650
Christopher & Banks Corp.	1,271,200	8,644,160
[a]Fred’s Inc.	384,800	4,325,152
[a]Group 1 Automotive Inc.	349,000	6,934,630
[b]Gymboree Corp.	146,200	5,858,234
[b]Hot Topic Inc.	653,100	3,533,271
[a]The Men’s Wearhouse Inc.	470,000	7,656,300
[a,b]Pier 1 Imports Inc.	1,414,300	4,865,192
[a,b]Saks Inc.	708,100	7,774,938
[a,b]Tuesday Morning Corp.	1,186,800	4,877,748
[b]West Marine Inc.	845,600	3,466,960
[a,b]Zale Corp.	584,000	11,031,760

		80,119,995

Semiconductors & Semiconductor Equipment 1.1%
Cohu Inc.	638,500	9,373,180
[a,b]OmniVision Technologies Inc.	300,000	3,627,000

		13,000,180

Technology Hardware & Equipment 3.3%
[b]Avocent Corp.	606,000	11,271,600
[b]Benchmark Electronics Inc.	640,000	10,457,600
Diebold Inc.	46,400	1,650,912
[b]Mettler-Toledo International Inc.	150,000	14,229,000

		37,609,112

Transportation 3.0%
[b]Dollar Thrifty Automotive Group Inc.	281,000	2,655,450
[b]Genesee & Wyoming Inc.	501,800	17,071,236
[b]Kansas City Southern	146,000	6,422,540
SkyWest Inc.	634,000	8,020,100

		34,169,326

Utilities 1.9%
Atmos Energy Corp.	170,100	4,689,657
Energen Corp.	135,000	10,534,050
Sierra Pacific Resources	495,200	6,293,992

		21,517,699

Total Common Stocks (Cost $1,061,562,709)		1,072,919,806

FSV-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Principal Amount	Value
Corporate Bond (Cost $1,478,257) 0.1%
Capital Goods 0.1%
Mueller Industries Inc., 6.00%, 11/01/14	$1,494,000	$1,365,142

Total Investments before Short Term Investments (Cost $1,063,040,966)		1,074,284,948

	Shares
Short Term Investments 22.7%
Money Market Fund (Cost $82,116,235) 7.2%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17%	82,116,235	82,116,235

[d]Investments from Cash Collateral Received for Loaned Securities 15.5%
Money Market Fund (Cost $177,566,000) 15.5%
[e]Bank of New York Institutional Cash Reserve Fund, 2.53%	177,566,000	177,566,000

Total Investments (Cost $1,322,723,201) 116.5%		1,333,967,183
Other Assets, less Liabilities (16.5)%		(188,753,184)

Net Assets 100.0%		$1,145,213,999

aA portion or all of the security is on loan as of June 30, 2008. See Note 1(b).

bNon-income producing for the twelve months ended June 30, 2008.

cSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding securities on loan.

eThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FSV-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Small Cap Value Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,240,606,966
Cost - Sweep Money Fund (Note 7)	82,116,235

Total cost of investments	$1,322,723,201

Value - Unaffiliated issuers	$1,251,850,948
Value - Sweep Money Fund (Note 7)	82,116,235

Total value of investments (includes securities loaned in the amount of $167,080,239)	1,333,967,183
Receivables:
Investment securities sold	930,461
Capital shares sold	869,452
Dividends and interest	1,310,504

Total assets	1,337,077,600

Liabilities:
Payables:
Investment securities purchased	10,139,350
Capital shares redeemed	2,822,086
Affiliates	1,098,630
Payable upon return of securities loaned	177,566,000
Accrued expenses and other liabilities	237,535

Total liabilities	191,863,601

Net assets, at value	$1,145,213,999

Net assets consist of:
Paid-in capital	$1,035,935,262
Undistributed net investment income	7,281,933
Net unrealized appreciation (depreciation)	11,243,982
Accumulated net realized gain (loss)	90,752,822

Net assets, at value	$1,145,213,999

Class 1:
Net assets, at value	$51,644,175

Shares outstanding	3,329,651

Net asset value and maximum offering price per share	$15.51

Class 2:
Net assets, at value	$1,090,768,847

Shares outstanding	71,457,786

Net asset value and maximum offering price per share	$15.26

Class 4:
Net assets, at value	$2,800,977

Shares outstanding	180,752

Net asset value and maximum offering price per share	$15.50

The accompanying notes are an integral part of these financial statements.

FSV-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Small Cap Value Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$8,921,064
Sweep Money Fund (Note 7)	320,780
Interest	45,814
Income from securities loaned	3,316,797

Total investment income	12,604,455

Expenses:
Management fees (Note 3a)	2,949,339
Administrative fees (Note 3b)	714,561
Distribution fees: (Note 3c)
Class 2	1,381,211
Class 4	544
Unaffiliated transfer agent fees	1,131
Custodian fees (Note 4)	11,114
Reports to shareholders	146,249
Professional fees	24,244
Trustees’ fees and expenses	2,842
Other	14,731

Total expenses	5,245,966
Expense reductions (Note 4)	(560)

Net expenses	5,245,406

Net investment income	7,359,049

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	90,799,477
Net change in unrealized appreciation (depreciation) on investments	(140,066,916)

Net realized and unrealized gain (loss)	(49,267,439)

Net increase (decrease) in net assets resulting from operations	$(41,908,390)

The accompanying notes are an integral part of these financial statements.

FSV-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Small Cap Value Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets:
Operations:
Net investment income	$7,359,049	$12,202,153
Net realized gain (loss) from investments	90,799,477	84,444,667
Net change in unrealized appreciation (depreciation) on investments	(140,066,916)	(125,870,314)

Net increase (decrease) in net assets resulting from operations	(41,908,390)	(29,223,494)

Distributions to shareholders from:
Net investment income:
Class 1	(691,359)	(643,430)
Class 2	(11,639,809)	(8,499,152)
Class 4	(17,091)	—
Net realized gains:
Class 1	(3,739,945)	(4,923,222)
Class 2	(80,615,234)	(87,395,798)
Class 4	(92,454)	—

Total distributions to shareholders	(96,795,892)	(101,461,602)

Capital share transactions: (Note 2)
Class 1	815,123	(10,544,872)
Class 2	45,604,667	61,595,731
Class 4	3,086,370	—

Total capital share transactions	49,506,160	51,050,859

Net increase (decrease) in net assets	(89,198,122)	(79,634,237)
Net assets:
Beginning of period	1,234,412,121	1,314,046,358

End of period	$1,145,213,999	$1,234,412,121

Undistributed net investment income included in net assets:
End of period	$7,281,933	$12,271,143

The accompanying notes are an integral part of these financial statements.

FSV-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Small Cap Value Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Securities Lending

The Fund participates in a principal based security lending program and receives a minimum guaranteed payment for its participation, and may receive additional payments based on actual securities loaned. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is held in a segregated account with the Fund’s custodian on the Fund’s behalf. While the Fund continues to bear the market risk with respect to securities loaned and the risk that the principal may default on its obligations to the Fund, the principal bears the risk of default by any third party borrower.

c. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

FSV-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FSV-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	224,601	$3,790,516	494,875	$9,549,933
Shares issued in reinvestment of distributions	267,107	4,431,305	280,013	5,566,652
Shares redeemed	(444,194)	(7,406,698)	(1,329,683)	(25,661,457)

Net increase (decrease)	47,514	$815,123	(554,795)	$(10,544,872)

Class 2 Shares:
Shares sold	6,171,965	$103,774,987	8,994,880	$170,296,248
Shares issued in reinvestment of distributions	5,649,421	92,255,043	4,895,097	95,894,950
Shares redeemed	(9,207,130)	(150,425,363)	(11,093,846)	(204,595,467)

Net increase (decrease)	2,614,256	$45,604,667	2,796,131	$61,595,731

Class 4 Shares:
Shares sold	174,172	$2,977,266
Shares issued on reinvestment of distributions	6,580	109,104

Net increase (decrease)	180,752	$3,086,370

[a]	For the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $200 million
0.500%	Over $200 million, up to and including $1.3 billion
0.400%	In excess of $1.3 billion

FSV-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,322,731,900

Unrealized appreciation	$286,042,347
Unrealized depreciation	(274,807,064)

Net unrealized appreciation (depreciation)	$11,235,283

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

FSV-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $63,242,592 and $155,271,390, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$1,155,036,041	$178,931,142	$—	$1,333,967,183

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FSV-21

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Small-Mid Cap Growth Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Small-Mid Cap Growth Securities Fund – Class 4 had a -8.96% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was +3.37%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small-Mid Cap Growth Securities Fund Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Small-Mid Cap Growth Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies and normally invests predominantly in equity securities. For this Fund, small cap companies are those within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase; and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its narrow benchmark, the Russell Midcap Growth Index, which had a -6.81% total return, but performed better than its broad benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -11.91% total return, for the same period.2

Economic and Market Overview

The U.S. economy struggled during the six months ended June 30, 2008, as it contended with record-high oil prices, a deepening housing market contraction and lingering credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Gross domestic product (GDP) growth registered annualized rates of 0.9% in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past six months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace and the unemployment rate rose from 5.0% at the beginning of the period to 5.5% in June, the highest level since 2004.3 Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and finance-related industries were especially hard hit. Volatile oil prices

1. Please see Index Descriptions following the Fund Summaries.

2. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Smaller or relatively new or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund may have significant investments in the technology sector, which has been among the market’s most volatile sectors and involves special risks. The Fund’s prospectus also includes a description of the main investment risks.

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reached a historical high in June, touching $143 per barrel before retreating to $140 by period-end. Many other commodity prices — including coal, natural gas, precious metals, raw materials and agricultural commodities — also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.3

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made four cuts to its key federal funds target rate during the period, lowering it 225 basis points, from 4.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and had a total return of -13.38%, the broader S&P 500 a -11.91% total return, and the technology-heavy NASDAQ Composite Index a -13.22% total return.4 The energy and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

Investment Strategy

We are research-driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that earnings growth, business and financial risk, and valuation. We rely on a team of analysts to provide in-depth industry expertise, and we use qualitative and quantitative analyses to evaluate companies for distinct and sustainable competitive advantages. Market opportunity, product niche, technological innovation, management and execution, and financial strength and profitability are all factors we believe may contribute to strong growth potential.

4. Source: © 2008 Morningstar. Please see Index Descriptions following the Fund Summaries.

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Manager’s Discussion

Stock selection in the financials, consumer discretionary and consumer staples sectors drove Fund underperformance relative to the Russell Midcap Growth Index during the reporting period. Financials holdings that had a significant negative effect on Fund returns included real estate investment trust iStar Financial,5 online brokerage optionsXpress Holdings5 and asset management company Affiliated Managers Group. In the consumer discretionary sector, Garmin, a navigation systems manufacturer, The Men’s Wearhouse,5 one of the largest men’s business and formal attire discount retailers, and Scientific Games, which makes instant-win lottery tickets and point-of-sale lottery terminals, declined in value. Additionally, beverage company Hansen Natural in the consumer staples sector was another major detractor. Elsewhere in the portfolio, semiconductor company FormFactor5 also hampered relative Fund performance. We sold the Fund’s positions in optionsXpress, Garmin and Scientific Games by period-end.

In contrast, the energy, industrials and information technology sectors, driven by stock selection, contributed to the Fund’s relative performance for the period under review. In the energy sector, oil and gas exploration and production companies Mariner Energy, Bill Barrett5 and Southwestern Energy appreciated in a strong pricing environment for oil. Industrial products manufacturer Flowserve in the industrials sector, and thermal imaging systems designer FLIR Systems and semiconductor company Microsemi in the information technology sector, were key contributors. In addition, health care holding Millennium Pharmaceuticals (sold by period-end) helped Fund returns.

During the period under review, we sought to invest in companies that exhibited what we considered were clear growth drivers and thought would provide the best trade-off between growth opportunity, business risk and valuation.

Thank you for your participation in Franklin Small-Mid Cap Growth Securities Fund. We look forward to serving your future investment needs.

5. This holding is not an index component.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Small-Mid Cap Growth Securities Fund

6/30/08

Company Sector/Industry	% of Total Net Assets
Smith International Inc.	3.2%
Energy
Flowserve Corp.	3.1%
Industrials
FLIR Systems Inc.	2.9%
Information Technology
Mariner Energy Inc.	2.7%
Energy
Microsemi Corp.	2.6%
Information Technology
Activision Inc.	2.3%
Information Technology
AMTEK Inc.	2.3%
Industrials
Precision Castparts Corp.	2.0%
Industrials
NII Holdings Inc.	2.0%
Telecommunication Services
Wolverine World Wide Inc.	1.8%
Consumer Discretionary

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small-Mid Cap Growth Securities Fund Class 4

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$1,033.70	$3.79
Hypothetical (5% return before expenses)	$1,000	$1,019.34	$5.57

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (1.11%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006		2005		2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.39	$22.51	$20.66		$19.66		$17.60		$12.79

Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.02)	—	[c]	(0.02)		(0.06)		(0.03)
Net realized and unrealized gains (losses)	(1.93)	2.65	1.85		1.02		2.12		4.84

Total from investment operations	(1.96)	2.63	1.85		1.00		2.06		4.81

Less distributions from net realized gains	(2.36)	(1.75)	—		—		—		—

Net asset value, end of period	$19.07	$23.39	$22.51		$20.66		$19.66		$17.60

Total return[d]	(8.83)%	11.51%	8.95%		5.09%		11.70%		37.61%
Ratios to average net assets[e]
Expenses	0.76% [f]	0.74% [f]	0.76%	[f]	0.74%	[f]	0.74%	[f]	0.76%
Net investment income (loss)	(0.29)%	(0.10)%	(0.02)%		(0.09)%		(0.33)%		(0.24)%

Supplemental data
Net assets, end of period (000’s)	$108,762	$127,602	$135,402		$157,085		$184,513		$197,551
Portfolio turnover rate	28.13%	66.94%	50.08%		74.39%		32.55%		45.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006		2005		2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.91	$22.13	$20.36		$19.43		$17.43		$12.70

Income from investment operations[a]:
Net investment income (loss)[b]	(0.06)	(0.08)	(0.06)		(0.07)		(0.10)		(0.07)
Net realized and unrealized gains (losses)	(1.88)	2.61	1.83		1.00		2.10		4.80

Total from investment operations	(1.94)	2.53	1.77		0.93		2.00		4.73

Less distributions from net realized gains	(2.36)	(1.75)	—		—		—		—

Net asset value, end of period	$18.61	$22.91	$22.13		$20.36		$19.43		$17.43

Total return[c]	(8.92)%	11.24%	8.69%		4.79%		11.47%		37.24%
Ratios to average net assets[d]
Expenses	1.01% [e]	0.99% [e]	1.01%	[e]	0.99%	[e]	0.99%	[e]	1.01%
Net investment income (loss)	(0.54)%	(0.35)%	(0.27)%		(0.34)%		(0.58)%		(0.49)%

Supplemental data
Net assets, end of period (000’s)	$1,053,273	$1,217,177	$1,184,521		$1,166,806		$1,142,048		$909,946
Portfolio turnover rate	28.13%	66.94%	50.08%		74.39%		32.55%		45.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small-Mid Cap Growth Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.60

Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)
Net realized and unrealized gains (losses)	0.83

Total from investment operations	0.80

Less distributions from net realized gains	(2.36)

Net asset value, end of period	$19.04

Total return[d]	3.37%
Ratios to average net assets[e]
Expenses	1.11% [f]
Net investment income (loss)	(0.64)%

Supplemental data
Net assets, end of period (000’s)	$885
Portfolio turnover rate	28.13%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks 92.8%
Consumer Discretionary 9.8%
BorgWarner Inc.	173,200	$7,686,616
[a]Chipotle Mexican Grill Inc., B	149,700	11,281,392
[a]Dick’s Sporting Goods Inc.	513,300	9,105,942
Guess? Inc.	499,800	18,717,510
The Men’s Wearhouse Inc.	669,800	10,911,042
Nordstrom Inc.	272,800	8,265,840
PetSmart Inc.	703,600	14,036,820
[a]Tractor Supply Co.	295,598	8,584,166
Wolverine World Wide Inc.	779,900	20,799,933
[a]Zumiez Inc.	255,600	4,237,848

		113,627,109

Consumer Staples 1.9%
[a]Hain Celestial Group Inc.	237,800	5,583,544
[a]Hansen Natural Corp.	552,700	15,928,814

		21,512,358

Energy 14.6%
[a]Bill Barrett Corp.	273,100	16,224,871
[a]Cameron International Corp.	224,300	12,415,005
[a]FMC Technologies Inc.	244,100	18,778,613
[a]Mariner Energy Inc.	835,700	30,895,829
[a]National-Oilwell Varco Inc.	192,200	17,051,984
Noble Energy Inc.	150,900	15,174,504
[a]Oceaneering International Inc.	86,100	6,634,005
Smith International Inc.	448,600	37,296,604
[a]Southwestern Energy Co.	317,400	15,111,414

		169,582,829

Financials 3.3%
[a]Affiliated Managers Group Inc.	220,300	19,840,218
FelCor Lodging Trust Inc.	390,800	4,103,400
iStar Financial Inc.	1,116,500	14,748,965

		38,692,583

Health Care 12.5%
[a]American Medical Systems Holdings Inc.	737,500	11,025,625
C. R. Bard Inc.	137,400	12,084,330
[a]Cerner Corp.	319,800	14,448,564
[a]Community Health Systems Inc.	339,800	11,206,604
[a]Express Scripts Inc.	218,700	13,716,864
[a]Henry Schein Inc.	243,600	12,562,452
[a]Hologic Inc.	377,864	8,237,435
[a]Myriad Genetics Inc.	211,300	9,618,376
Pharmaceutical Product Development Inc.	183,300	7,863,570
[a]QIAGEN NV (Netherlands)	565,100	11,375,463
[a]Varian Medical Systems Inc.	283,640	14,706,734
[a]Waters Corp.	295,900	19,085,550

		145,931,567

Industrials 17.3%
AMTEK Inc.	563,900	26,627,358
C.H. Robinson Worldwide Inc.	355,100	19,473,684
Expeditors International of Washington Inc.	154,100	6,626,300

FSC-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Industrials (continued)
Flowserve Corp.	263,800	$36,061,461
[a]Foster Wheeler Ltd.	223,700	16,363,655
[a]Orbital Sciences Corp.	843,200	19,865,792
Precision Castparts Corp.	242,500	23,369,725
Robert Half International Inc.	392,100	9,398,637
[a]Ryanair Holdings PLC, ADR (Ireland)	307,100	8,804,557
[a]SunPower Corp., A	258,100	18,578,038
[a]Terex Corp.	307,700	15,806,549

		200,975,756

Information Technology 27.6%
[a]Activision Inc.	798,000	27,187,860
[a]Alliance Data Systems Corp.	325,200	18,390,060
[a]Concur Technologies Inc.	165,400	5,496,242
[a]Equinix Inc.	126,700	11,304,174
FactSet Research Systems Inc.	361,900	20,396,684
[a]FLIR Systems Inc.	827,800	33,583,846
[a]FormFactor Inc.	760,300	14,012,329
Global Payments Inc.	343,000	15,983,800
Harris Corp.	291,700	14,727,933
[a]Lam Research Corp.	205,700	7,436,055
[a]Logitech International SA (Switzerland)	334,800	8,972,640
Maxim Integrated Products Inc.	532,100	11,253,915
[a]Mettler-Toledo International Inc.	175,300	16,628,958
[a]Microsemi Corp.	1,184,000	29,813,120
[a]Nuance Communications Inc.	1,132,290	17,742,984
[a]NVIDIA Corp.	534,000	9,996,480
[a]Omniture Inc.	155,700	2,891,349
[a]Riverbed Technology Inc.	439,400	6,028,568
[a]Salesforce.com Inc.	99,000	6,754,770
[a]Silicon Laboratories Inc.	508,500	18,351,765
[a]Trimble Navigation Ltd.	449,500	16,047,150
[a]UbiSoft Entertainment SA (France)	88,200	7,739,767

		320,740,449

Telecommunication Services 4.9%
[a]Crown Castle International Corp.	261,800	10,139,514
[a]MetroPCS Communications Inc.	792,000	14,026,320
[a]NII Holdings Inc.	490,700	23,303,343
[a]SBA Communications Corp.	273,900	9,863,139
[a,b]TeleCorp PCS Inc., Escrow Account	262,900	—

		57,332,316

Utilities 0.9%
International Power PLC (United Kingdom)	1,242,600	10,694,463

Total Common Stocks (Cost $909,439,161)		1,079,089,430

FSC-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Short Term Investment (Cost $85,136,480) 7.3%
Money Market Fund 7.3%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17%	85,136,480	$85,136,480

Total Investments (Cost $994,575,641) 100.1%		1,164,225,910
Other Assets, less Liabilities (0.1)%		(1,305,897)

Net Assets 100.0%		$1,162,920,013

Selected Portfolio Abbreviations

ADR - American Depository Receipt

aNon-income producing for the twelve months ended June 30, 2008.

bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2008, the value of this security was $0.

cSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

FSC-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$909,439,161
Cost - Sweep Money Fund (Note 7)	85,136,480

Total cost of investments	$994,575,641

Value - Unaffiliated issuers	$1,079,089,430
Value - Sweep Money Fund (Note 7)	85,136,480

Total value of investments	1,164,225,910
Receivables:
Investment securities sold	2,472,373
Capital shares sold	138,596
Dividends	319,088

Total assets	1,167,155,967

Liabilities:
Payables:
Investment securities purchased	1,414,872
Capital shares redeemed	1,366,681
Affiliates	1,159,344
Reports to shareholders	252,171
Accrued expenses and other liabilities	42,886

Total liabilities	4,235,954

Net assets, at value	$1,162,920,013

Net assets consist of:
Paid-in capital	$999,941,809
Undistributed net investment income (loss)	(3,018,773)
Net unrealized appreciation (depreciation)	169,650,090
Accumulated net realized gain (loss)	(3,653,113)

Net assets, at value	$1,162,920,013

Class 1:
Net assets, at value	$108,762,046

Shares outstanding	5,702,575

Net asset value and maximum offering price per share	$19.07

Class 2:
Net assets, at value	$1,053,273,041

Shares outstanding	56,611,865

Net asset value and maximum offering price per share	$18.61

Class 4:
Net assets, at value	$884,926

Shares outstanding	46,466

Net asset value and maximum offering price per share	$19.04

The accompanying notes are an integral part of these financial statements.

FSC-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$2,082,357
Sweep Money Fund (Note 7)	687,339

Total investment income	2,769,696

Expenses:
Management fees (Note 3a)	2,763,066
Administrative fees (Note 3b)	1,473,381
Distribution fees: (Note 3c)
Class 2	1,335,352
Class 4	211
Unaffiliated transfer agent fees	745
Custodian fees (Note 4)	11,863
Reports to shareholders	162,976
Professional fees	23,815
Trustees’ fees and expenses	2,933
Other	14,703

Total expenses	5,789,045
Expense reductions (Note 4)	(576)

Net expenses	5,788,469

Net investment income (loss)	(3,018,773)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	889,882
Foreign currency transactions	10,207

Net realized gain (loss)	900,089

Net change in unrealized appreciation (depreciation) on:
Investments	(119,047,920)
Translation of assets and liabilities denominated in foreign currencies	(179)

Net change in unrealized appreciation (depreciation)	(119,048,099)

Net realized and unrealized gain (loss)	(118,148,010)

Net increase (decrease) in net assets resulting from operations	$(121,166,783)

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Small-Mid Cap Growth Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(3,018,773)	$(4,423,731)
Net realized gain (loss) from investments and foreign currency transactions	900,089	130,378,262
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(119,048,099)	18,672,522

Net increase (decrease) in net assets resulting from operations	(121,166,783)	144,627,053

Distributions to shareholders from:
Net realized gains:
Class 1	(12,125,691)	(9,661,762)
Class 2	(120,375,409)	(90,011,100)
Class 4	(60,013)	—

Total distributions to shareholders	(132,561,113)	(99,672,862)

Capital share transactions: (Note 2)
Class 1	4,508,983	(13,249,140)
Class 2	66,368,798	(6,848,695)
Class 4	990,634	—

Total capital share transactions	71,868,415	(20,097,835)

Net increase (decrease) in net assets	(181,859,481)	24,856,356
Net assets:
Beginning of period	1,344,779,494	1,319,923,138

End of period	$1,162,920,013	$1,344,779,494

Undistributed net investment income (loss) included in net assets:
End of period	$(3,018,773)	$—

The accompanying notes are an integral part of these financial statements.

FSC-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Small-Mid Cap Growth Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FSC-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure

FSC-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Guarantees and Indemnifications (continued)

under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	90,185	$1,853,777	285,123	$6,820,258
Shares issued in reinvestment of distributions	606,588	12,125,691	402,909	9,661,762
Shares redeemed	(449,690)	(9,470,485)	(1,248,072)	(29,731,160)

Net increase (decrease)	247,083	$4,508,983	(560,040)	$(13,249,140)

Class 2 Shares:
Shares sold	3,265,609	$68,541,742	6,795,214	$159,505,591
Shares issued in reinvestment of distributions	6,173,098	120,375,409	3,827,003	90,011,100
Shares redeemed	(5,965,184)	(122,548,353)	(11,015,609)	(256,365,386)

Net increase (decrease)	3,473,523	$66,368,798	(393,392)	$(6,848,695)

Class 4 Shares:
Shares sold	47,215	$1,012,323
Shares issued on reinvestment of distributions	2,978	59,439
Shares redeemed	(3,727)	(81,128)

Net increase (decrease)	46,466	$990,634

[a]	For the period February 29, 2008 (effective date) to June 30, 2008, for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FSC-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.550%	Up to and including $500 million
0.450%	Over $500 million, up to and including $1 billion
0.400%	Over $1 billion, up to and including $1.5 billion
0.350%	Over $1.5 billion, up to and including $6.5 billion
0.325%	Over $6.5 billion, up to and including $11.5 billion
0.300%	Over $11.5 billion, up to and including $16.5 billion
0.290%	Over $16.5 billion, up to and including $19 billion
0.280%	Over $19 billion, up to and including $21.5 billion
0.270%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized capital losses of $3,762,591.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$995,108,304

Unrealized appreciation	$277,916,823
Unrealized depreciation	(108,799,217)

Net unrealized appreciation (depreciation)	$169,117,606

FSC-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

5. INCOME TAXES (continued)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $323,098,975 and $440,369,570, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs.

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FSC-20

FRANKLIN STRATEGIC INCOME SECURITIES FUND

This semiannual report for Franklin Strategic Income Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Strategic Income Securities Fund – Class 4 delivered a +0.17% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -0.30%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Strategic Income Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSI-1

Fund Goals and Main Investments: Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed and convertible securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund underperformed the Lehman Brothers (LB) U.S. Aggregate Index’s +1.13% return, and outperformed the Lipper Multi-Sector Income Funds Classification Average’s -0.99% return.1

Economic and Market Overview

During the six months ended June 30, 2008, the U.S. economy expanded, albeit at a sluggish pace, as gross domestic product grew at annualized rates of 0.9% and an estimated 1.9% in the first and second quarters of 2008. As the financial, labor and housing markets continued to deteriorate, investor and consumer confidence waned, which led to a pullback in consumer spending. These factors as well as upward inflationary pressures from a weak U.S. dollar and increasing food, energy and commodity prices weighed on the overall economy.

Volatile oil prices reached a historical high in June, topping $143 per barrel, before retreating to $140 by period-end. Despite inflation risks from higher food and energy costs, core inflation, which excludes such costs, remained relatively subdued at an annual 2.4% rate in June 2008.2 This level was above the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2%. The core personal consumption expenditures price index reported a 12-month increase of 2.3%.3

The Fed acted aggressively to restore liquidity and confidence to unsettled financial markets and cut interest rates four times over the six-month period, bringing the federal funds target rate to 2.00%. The Fed also implemented a series of unconventional measures aimed at easing strained credit conditions. However, since April 30, the Fed has held rates steady and indicated growing concerns about inflation as it must balance the risks of a slowing economy and rising inflationary pressures.

1. Sources: © 2008 Morningstar; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Economic Analysis.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks than investment grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social developments. The Fund’s prospectus also includes a description of the main investment risks.

FSI-2

Despite the Fed’s actions, U.S. Treasury prices rose and financial stocks continued to sell off for most of the reporting period. Fixed income spreads generally widened relative to Treasury yields over the period due to heightened market turbulence. Investors continued to seek the relative safety of short- and intermediate-term U.S. Treasury securities as these Treasury yields declined and the yield curve steepened. Short-term and two-year yields declined significantly, with the two-year bill yielding 2.63% at the end of June, down from 3.05% six months earlier. The 10-year U.S. Treasury note yield fell from 4.04% to 3.99% while the yield for the 30-year Treasury, which is more sensitive to inflation, increased from 4.45% to 4.53% over the same period.

The global economy’s expansion moderated during the period largely due to the ongoing credit crisis, surging commodity prices and slowing U.S. economy. In addition to the U.S. Fed’s actions, Canada and the U.K. also reduced interest rates, while Japan and the European Central Bank (ECB) left rates unchanged. Following a surge in food and oil prices, however, major developed bond markets repriced the interest rate bias toward tighter monetary policy rather than looser monetary policy as two-year yields rose faster than longer-term yields. The Fed signaled a pause in interest rate reductions, voicing concern over inflation and the weak U.S. dollar. In June, the ECB expressed its intention to increase interest rates for the first time since June 2007 as higher food and energy costs overshadowed downside risks to the economy. Indicators continued to show the eurozone economy was struggling with several challenges including higher longer-term interest rates, rising energy costs and a stronger euro. Elsewhere in Europe, the U.K.’s economic situation deteriorated given rising inflation expectations and slowing growth, which prompted the Bank of England to reduce interest rates during the reporting period. In Scandinavia and central and eastern Europe, economic momentum moderated but remained stronger relative to the eurozone and the U.K. Increasing inflation led Norway, Poland and Russia to raise interest rates.

In Asia, Japan’s economic growth also exhibited signs of slowing. In addition to slowing production growth, worsening profit conditions due to high input costs hindered corporate investment. Although overall inflation rose to a decade-high level in May, inflation excluding food and energy remained subdued. In addition, several Asian countries took steps to remove distorting fuel subsidies, adding pressure to inflation in the short term. South Korean economic growth, which had been relatively robust, showed some signs of a modest slowdown during the

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Portfolio Breakdown

Franklin Strategic Income Securities Fund

Based on Total Net Assets

	6/30/08	12/31/07

High Yield Corporate Bonds & Preferred Stocks	23.8%	25.7%

Mortgages & Other Asset-Backed Bonds	17.4%	15.3%

Floating Rate Bank Loans	16.7%	15.2%

Other International Bonds (non-$US)	11.8%	12.7%

Investment Grade Corporate Bonds & Preferred Securities	10.6%	6.2%

International Developed Country Bonds (non-$US)	8.0%	9.3%

U.S. Government & Agency Bonds*	3.7%	7.2%

Convertible Securities	2.6%	2.9%

Emerging Market Bonds ($US)	1.7%	1.7%

Municipal Bonds	1.0%	0.0%

Short-Term Investments & Other Net Assets**	2.7%	3.8%

*As of 6/30/08, includes agency preferred stock and 0.7% in Treasury Inflation-Protected Securities (TIPS). As of 12/31/07, includes 0.2% denominated in non-U.S. dollars and 0.9% in TIPS.

**Includes unrealized gains/losses on forward currency contracts.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

period, and the South Korean central bank left interest rates unchanged. In Latin America, Mexico’s central bank sought to prevent further deterioration in inflation expectations by hiking interest rates.

Investment Strategy

We allocate our investments among the various types of debt available based on our assessment of changing economic, global market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example, we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or rating.

Manager’s Discussion

During the six months under review, Franklin Strategic Income Securities Fund underperformed the LB U.S. Aggregate Index and outperformed the Lipper Multi-Sector Income Funds Classification Average. The Fund’s lower exposure to more U.S. interest-rate sensitive fixed income sectors, such as U.S. Treasuries and mortgage-backed securities, hindered performance relative to the LB U.S. Aggregate Index

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given outperformance of these sectors compared with many of the fixed income market’s other sectors. The Fund’s positioning in non-U.S. dollar denominated bonds helped performance relative to the Lipper average due to broad weakness in the U.S. dollar during the period.

During 2008’s first half, the declining U.S. housing market and related deterioration in securities and structured financial vehicles tied to subprime mortgages took center stage. Rising delinquencies in this sector contributed to severe price declines, which then flowed through global financial markets in the form of considerable asset write-downs for many global financial institutions. At the same time, risk aversion spread to financial markets, which made many banks and brokerage firms unwilling to lend. By the end of the reporting period, the prospect of extended U.S. economic weakness and of many foreign economies’ deteriorating health added to concerns regarding future consumer and corporate spending.

In this environment, one of the strongest performing asset categories was U.S. Treasury securities, largely due to a flight to quality in financial markets and expectations that slowing domestic growth could temper inflationary pressures. Non-U.S. dollar denominated securities also performed well, given low relative short-term U.S. interest rates. Although the economic environment remained challenging, we sought to take advantage of dislocations across fixed income markets that pushed valuations for many sectors toward, and in some cases past, their historically cheapest valuation levels. We invested in securities that we considered had attractive yields and total return potential in light of our longer-term assessment of fundamental risks.

During the reporting period, the Fed continued to cut short-term interest rates. Longer-term interest rates trended lower during the first part of the period; however, given rising inflation and some reduction in investors’ flight to quality, longer-term interest rates began to rise from their period-lows in March. By period-end, longer-term rates were near their year-end 2007 levels. Based on our view that interest rate declines earlier in the period were at least partially due to risk aversion rather than longer-term inflation expectations, we held relatively low exposure to more interest-rate sensitive U.S. Treasury and agency securities as we found more attractive investment opportunities in other sectors. We did, however, increase our exposure to the mortgage- and other asset-backed securities (ABS) sector. Yield spreads for many commercial mortgage-backed securities (CMBS) and ABS widened significantly during the period as concerns about structured securities in general cast a

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pall on the ABS market. Although fundamentals weakened for certain ABS issuers, especially for CMBS and credit card-related ABS, we believed that valuations more than compensated for the softening fundamental trends.

Within the investment grade portion of the corporate credit market, financial issuers faced pressure largely as a result of write-offs to cover price deterioration for subprime mortgage-backed securities. In addition, non-financial issuers experienced widening yield spreads as concerns increased about the economy and future earnings. Although corporate earnings weakened, from a fundamental credit perspective, our analysis led us to believe major banks and brokerage firms should survive this cycle, particularly considering the amount of equity and preferred stock issued over the past year. Therefore, we increased exposure to the investment grade corporate bond sector, particularly among financial companies.

As would be expected in such a market environment, the high yield corporate bond sector also faced pressure from the flight to quality amid domestic economic concerns. Although many analysts expected default rates to rise given the amount of lower quality issues over the past few years, the weaker economy and difficult credit environment for refinancing, actual defaults remained historically low. Similarly, the leveraged bank loan sector came under significant pressure and had a negative return over the past six months as measured by the CS Leveraged Loan Index’s -1.75% return.4 For leveraged bank loans, the largest buyer of these instruments, collateralized loan obligations (CLOs), were largely unable to launch new products given the market’s structured nature. In addition, a large loan supply calendar to finance pending leveraged buyouts weighed on bank loan prices as underwriters attempted to clear these loans from their books at discounts to par value. However, by period-end, much of the surplus supply had been removed as a result of cancelled transactions or actual placement. Based on our analysis that lower valuations were overdone due to these technical supply and demand factors, we added to our leveraged bank loan exposure and reduced our high yield corporate bond exposure during the reporting period. High yield corporate bond exposure declined during the period given what we considered to be incrementally more attractive relative valuations for leveraged loans.

4. Source: © 2008 Morningstar. Please see Index Descriptions following the Fund Summaries.

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The weak U.S. dollar, largely due to declining short-term interest rates and continued structural imbalances caused by the U.S. current account deficit, contributed to positive returns for the foreign fixed income sovereign bond sector. Throughout the period, we held a significant weighting in non-U.S. dollar bonds, based on the prospect that the U.S. dollar could weaken further given current trends. The Fund benefited from its bond holdings in Sweden, Poland, Brazil and Singapore. However, we believed the euro had exceeded its fundamental longer-term value relative to the U.S. dollar. Therefore, using forward currency contracts we began to hedge the Fund’s effective euro exposure of some holdings with currencies correlated with the euro as well as incrementally sell euros relative to certain Asian currencies. In the U.S. dollar-denominated emerging market bond sector, yield spreads widened during the period; however, the market experienced less volatility compared with historical trends largely due to the higher quality of many developing market issuers relative to the late 1990s’ currency crisis. Based on what we considered full valuations, we held a relatively small weighting in this sector throughout the reporting period.

We added some convertible securities to the Fund’s portfolio, with a focus on financial sector issuers. However, overall exposure to this asset class remained relatively low compared with other asset classes, at about 3% of total net assets at period-end. We also initiated small positions in municipal bonds during the period, based on yield spreads relative to U.S. Treasuries that exceeded historical levels. However, we sold a portion of our municipal bond positions as yield spreads contracted and therefore held a small position at the end of the period.

Thank you for your participation in Franklin Strategic Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Strategic Income Securities Fund – Class 4

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$997.00	$3.19
Hypothetical (5% return before expenses)	$1,000	$1,020.14	$4.77

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (0.95%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

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FSI-1

P1, P2, P4

SUPPLEMENT DATED JUNE 16, 2008

TO THE PROSPECTUSES DATED MAY 1, 2008

oF

FRANKLIN STRATEGIC INCOME SECURITIES FUND (FUND),

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

1.	In the “Goals and Strategies” section of the Fund’s prospectuses, under the heading “Main Investments,” the last two paragraphs are replaced with the following:

Derivative investments may be used to help manage interest rates, protect Fund assets, implement a cash or tax management strategy or enhance Fund income. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Fund may enter, from time to time, into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund’s investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.

2.	The following paragraph is added to the “Main Risks” section of the prospectuses under the heading “Foreign Securities”:

Currency management strategies. Currency management strategies, including the use of cross currency forwards and currency futures contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.

Please keep this supplement for future reference.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.78	$12.73	$12.43	$12.92	$12.16	$10.37

Income from investment operations[a]:
Net investment income[b]	0.35	0.73	0.69	0.65	0.67	0.65
Net realized and unrealized gains (losses)	(0.30)	0.04	0.32	(0.44)	0.51	1.44

Total from investment operations	0.05	0.77	1.01	0.21	1.18	2.09

Less distributions from:
Net investment income and net foreign currency gains	(0.87)	(0.68)	(0.63)	(0.60)	(0.40)	(0.30)
Net realized gains	(0.03)	(0.04)	(0.08)	(0.10)	(0.02)	—

Total distributions	(0.90)	(0.72)	(0.71)	(0.70)	(0.42)	(0.30)

Net asset value, end of period	$11.93	$12.78	$12.73	$12.43	$12.92	$12.16

Total returnC	0.32%	6.20%	8.51%	1.73%	10.01%	20.36%
Ratios to average net assets[d]
Expenses	0.60% [e]	0.62% [e]	0.62% [e]	0.66% [e]	0.66% [e]	0.65%
Net investment income	5.57%	5.72%	5.51%	5.21%	5.45%	5.69%

Supplemental data
Net assets, end of period (000’s)	$1,117,706	$1,086,850	$902,071	$740,352	$571,067	$359,947
Portfolio turnover rate	19.72%	46.88%	47.88%	40.56%	50.21%	49.87%
Portfolio turnover rate excluding mortgage dollar rolls[f]	19.72%	46.43%	44.58%	40.07%	38.39%	32.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1e regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.60	$12.56	$12.27	$12.78	$12.05	$10.29

Income from investment operations[a]:
Net investment income[b]	0.33	0.69	0.65	0.61	0.63	0.62
Net realized and unrealized gains (losses)	(0.30)	0.05	0.31	(0.44)	0.51	1.43

Total from investment operations	0.03	0.74	0.96	0.17	1.14	2.05

Less distributions from:
Net investment income and net foreign currency gains	(0.85)	(0.66)	(0.59)	(0.58)	(0.39)	(0.29)
Net realized gains	(0.03)	(0.04)	(0.08)	(0.10)	(0.02)	—

Total distributions	(0.88)	(0.70)	(0.67)	(0.68)	(0.41)	(0.29)

Net asset value, end of period	$11.75	$12.60	$12.56	$12.27	$12.78	$12.05

Total return[c]	0.19%	5.91%	8.24%	1.46%	9.80%	20.10%
Ratios to average net assets[d]
Expenses	0.85% [e]	0.87% [e]	0.87% [e]	0.91% [e]	0.91% [e]	0.90%
Net investment income	5.32%	5.47%	5.26%	4.96%	5.20%	5.44%

Supplemental data
Net assets, end of period (000’s)	$32,343	$24,613	$11,753	$19,514	$4,657	$1,841
Portfolio turnover rate	19.72%	46.88%	47.88%	40.56%	50.21%	49.87%
Portfolio turnover rate excluding mortgage dollar rolls[f]	19.72%	46.43%	44.58%	40.07%	38.39%	32.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1e regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Strategic Income Securities Fund

Period Ended June 30, 2008[a] (unaudited)
Class 4

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.84

Income from investment operations[b]:
Net investment income[c]	0.21
Net realized and unrealized gains (losses)	(0.24)

Total from investment operations	(0.03)

Less distributions from:
Net investment income and net foreign currency gains	(0.87)
Net realized gains	(0.03)

Total distributions	(0.90)

Net asset value, end of period	$11.91

Total return[d]	(0.30)%
Ratios to average net assets[e]
Expenses[f]	0.95%
Net investment income	5.22%

Supplemental data
Net assets, end of period (000’s)	$11,122
Portfolio turnover rate	19.72%
Portfolio turnover rate excluding mortgage dollar rolls[g]	19.72%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gSee Note 1e regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Strategic Income Securities Fund	Country/ Organization	Shares	Value
Convertible Preferred Stocks 1.5%
Banks 0.5%
Fannie Mae, 8.75%, cvt. pfd.	United States	44,000	$1,685,200
Wachovia Corp., 7.50%, cvt. pfd., L	United States	2,500	2,203,450
Washington Mutual Inc., 7.75%, cvt. pfd., R	United States	4,000	2,348,000

			6,236,650

Diversified Financials 0.6%
Affiliated Managers Group Inc., 5.10%, cvt. pfd.	United States	62,000	2,712,500
CIT Group Inc., 7.75%, cvt. pfd., Z	United States	140,000	1,251,600
E*TRADE Financial Corp., 6.125%, cvt. pfd.	United States	170,000	799,000
Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P	United States	2,270	1,826,056

			6,589,156

Insurance 0.2%
American International Group Inc., 8.50%, cvt. pfd.	United States	36,800	2,181,872

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Schering-Plough Corp., 6.00%, cvt. pfd.	United States	14,750	2,811,498

Total Convertible Preferred Stocks (Cost $26,949,960)			17,819,176

Preferred Stocks 0.3%
Banks 0.2%
Freddie Mac, 8.375%, pfd.	United States	82,800	2,012,040

Diversified Financials 0.1%
JPMorgan Chase & Co., 7.90%, pfd., 1, junior sub. note	United States	1,800,000	1,692,774

Total Preferred Stocks (Cost $3,875,566)			3,704,814

		Principal Amount[a]
[b,c]Senior Floating Rate Interests 16.7%
Automobiles & Components 0.4%
Allison Transmission, Term Loan B, 5.23% - 5.47%, 8/07/14	United States	2,679,750	2,398,374
Key Safety Systems Inc., Term Loan B, 4.74% - 5.07%, 3/10/14	United States	286,375	252,726
TRW Automotive Inc., Tranche B-1 Term Loan, 4.19% - 4.25%, 2/09/14	United States	1,646,683	1,598,312

			4,249,414

Capital Goods 0.6%
Amsted Industries Inc.,
Delayed Draw, 4.65% - 4.92%, 4/05/13	United States	701,156	687,133
Term Loan B, 4.68% - 4.81%, 4/05/13	United States	208,917	204,738
Bucyrus International Inc., Tranche B Dollar Term Loan, 4.077% - 4.284%, 5/04/14	United States	270,953	264,179
Hawker Beechcraft Inc.,
Synthetic L/C, 4.80%, 3/26/14	United States	118,535	111,701
Term Loan B, 4.801%, 3/26/14	United States	2,028,931	1,911,951
Oshkosh Truck Corp., Term Loan B, 4.20% - 4.43%, 12/06/13	United States	3,081,581	2,901,823
RBS Global Inc. (Rexnord Corp.), Term Loan, 4.983% - 5.318%, 7/22/13	United States	600,000	567,750
TransDigm Inc., Term Loan B, 4.801%, 6/23/13	United States	300,000	291,703

			6,940,978

Commercial Services & Supplies 1.1%
Affinion Group Inc., Term Loan B, 4.983% - 5.178%, 10/17/12	United States	1,019,676	987,386
Allied Waste North America Inc.,
Credit Link, 4.37%, 3/28/14	United States	808,546	801,527
Term Loan B, 3.98% - 4.57%, 3/28/14	United States	1,344,815	1,333,141

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]	Value
[b,c]Senior Floating Rate Interests (continued)
Commercial Services & Supplies (continued)
ARAMARK Corp.,
Synthetic L/C, 2.40%, 1/26/14	United States	210,611	$199,147
Term Loan B, 4.676%, 1/26/14	United States	3,315,161	3,134,710
Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 4.734%, 8/09/13	United States	3,845,993	3,593,258
West Corp., Term Loan B-2, 4.858% - 5.295%, 10/24/13	United States	3,272,629	3,007,896

			13,057,065

Consumer Durables & Apparel 0.6%
Jarden Corp.,
Term Loan B1, 4.551%, 1/24/12	United States	459,887	439,639
Term Loan B2, 4.551%, 1/24/12	United States	2,512,697	2,402,067
Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 5.171%, 12/21/11	United States	900,997	888,608
The William Carter Co., Term Loan B, 3.983% - 4.399%, 7/14/12	United States	3,106,683	2,970,766

			6,701,080

Consumer Services 1.8%
CBRL Group (Cracker Barrel),
Term Loan B1, 4.29%, 4/27/13	United States	2,438,236	2,306,037
Term Loan B2 (Delayed Draw), 4.29%, 4/27/13	United States	109,563	103,622
[d]Education Management LLC, Term Loan C, 4.563%, 6/01/13	United States	4,022,929	3,732,944
Green Valley Ranch Gaming LLC, Term Loan B, 4.644% - 4.801%, 2/16/14	United States	800	686
Laureate Education Inc., Closing Date Term Loan, 5.733%, 8/17/14	United States	1,612,526	1,502,338
OSI Restaurant Partners LLC (Outback),
Pre-Funded Revolving Credit, 2.596%, 6/14/13	United States	299,750	258,084
Term Loan B, 5.125%, 6/14/14	United States	3,757,212	3,234,960
Penn National Gaming Inc., Term Loan B, 4.20% - 4.66%, 10/03/12	United States	3,003,690	2,918,169
VML U.S. Finance LLC (Venetian Macau),
[d]Delayed Draw, 5.06%, 5/25/12	Macau	2,426,643	2,363,322
New Project Term Loans, 5.06%, 5/25/13	Macau	794,138	773,416
[d]Term Loan B, 5.06%, 5/24/13	Macau	4,024,219	3,919,211

			21,112,789

Diversified Financials 0.5%
Nuveen Investments Inc., Term Loan B, 5.483%, 11/13/14	United States	3,448,458	3,231,205
TD Ameritrade Holding Corp., Term Loan B, 3.98%, 12/31/12	United States	2,618,539	2,545,165

			5,776,370

Energy 0.6%
Citgo Petroleum Corp., Term Loan B, 3.984%, 11/15/12	United States	2,267,055	2,142,367
Dresser Inc., Term Loan B, 4.983% - 5.469%, 5/04/14	United States	3,210,724	3,096,744
Niska Gas Storage Canada ULC (C/R Gas),
Asset Sale Term Loan, 4.232%, 5/13/11	Canada	100,316	96,680
Canadian Term Loan, 4.534%, 5/12/13	Canada	1,498,801	1,444,469
Niska Gas Storage U.S. LLC (C/R Gas),
Delayed Draw, 4.227%, 5/12/13	United States	164,086	158,138
U.S. Term Loan, 4.198%, 5/12/13	United States	242,233	233,452

			7,171,850

Food, Beverage & Tobacco 0.5%
Constellation Brands Inc., Term Loan B, 4.00% - 4.188%, 6/05/13	United States	2,722,400	2,645,345
Dean Foods Co., Term Loan B, 3.99% - 4.31%, 4/02/14	United States	2,962,995	2,809,476

			5,454,821

FSI-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]	Value
[b,c]Senior Floating Rate Interests (continued)
Health Care Equipment & Services 1.7%
Bausch and Lomb Inc.,
[e]Delayed Draw Term Loan, 6.051%, 4/28/15	United States	120,000	$117,863
Parent Term Loan B, 6.051%, 4/28/15	United States	796,000	781,822
[d]Community Health Systems Inc., Term Loan, 4.733% - 4.899%, 7/25/14	United States	6,826,503	6,444,151
DaVita Inc., Term Loan B-1, 3.99% - 4.22%, 10/05/12	United States	680,000	654,798
DJO Finance LLC, Term Loan B, 5.483% - 5.801%, 5/20/14	United States	1,890,500	1,843,238
Fresenius Medical Care Holdings Inc., Term Loan B, 4.019% - 4.184%, 3/31/13	United States	2,646,573	2,575,446
HCA Inc.,
Term Loan A-1, 4.801%, 11/19/12	United States	2,041,359	1,915,148
Term Loan B-1, 5.051%, 11/18/13	United States	3,623,389	3,408,083
LifePoint Hospitals Inc., Term Loan B, 4.274%, 4/15/12	United States	1,476,576	1,441,507

			19,182,056

Materials 1.6%
Celanese U.S. Holdings LLC, Dollar Term Loan, 4.188%, 4/02/14	United States	2,499,750	2,382,964
Domtar Corp., Term Loan, 3.858%, 3/07/14	United States	2,626,469	2,543,160
Georgia-Pacific Corp.,
Additional Term Loan, 4.446% - 4.551%, 12/20/12	United States	635,036	600,605
Term Loan B, 4.399% - 4.551%, 12/20/12	United States	3,710,948	3,509,744
Hexion Specialty Chemicals BV, Term Loan C-2, 5.063%, 5/03/13	Netherlands	602,710	543,946
Hexion Specialty Chemicals Inc., Term Loan C-1, 4.938%, 5/03/13	Netherlands	2,781,621	2,510,413
Ineos U.S. Finance LLC,
Term Loan B2, 4.885%, 12/16/13	United States	1,070,356	970,010
Term Loan C2, 5.385%, 12/23/14	United States	1,070,356	970,010
Nalco Co., Term Loan B, 4.23% - 4.92%, 11/04/10	United States	2,156,300	2,136,663
Rockwood Specialties Group Inc., Term Loan E, 4.399%, 7/30/12	United States	2,739,796	2,645,859

			18,813,374

Media 2.9%
Citadel Broadcasting Corp., Term Loan B, 4.115% - 4.435%, 6/12/14	United States	2,523,883	2,192,623
CSC Holdings Inc. (Cablevision), Incremental Term Loan, 4.225%, 3/29/13	United States	3,235,668	3,081,307
[d]Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	1,525,300	1,489,552
DIRECTV Holdings LLC, Term Loan B, 3.983%, 4/13/13	United States	1,159,551	1,130,472
Idearc Inc., Term Loan B, 4.49% - 4.80%, 11/17/14	United States	2,867,835	2,301,437
Insight Midwest Holdings, Term Loan B, 4.69%, 4/02/14	United States	2,074,275	1,999,089
MCC Iowa,
Term Loan D-1, 4.20% - 4.24%, 1/31/15	United States	871,697	802,325
Term Loan D-2 (Delayed Draw), 4.20% - 4.24%, 1/31/15	United States	845,721	778,416
Mediacom LLC, Term Loan C, 4.20% - 4.24%, 1/31/15	United States	1,981,915	1,824,188
National CineMedia LLC, Term Loan, 4.54%, 2/13/15	United States	1,213,482	1,114,453
R.H. Donnelley Inc., Term Loan D-2, 6.43% - 6.75%, 6/30/11	United States	2,902,762	2,856,501
Regal Cinemas Corp., Term Loan, 4.301%, 10/27/13	United States	3,831,530	3,638,889
Tribune Co.,
[d]Incremental Term Loan, 7.00%, 5/14/14	United States	686,203	506,647
Term Loan B, 5.482%, 5/16/14	United States	4,009,500	3,032,184
Univision Communications Inc., Initial Term Loan, 4.733% - 5.149%, 9/29/14	United States	4,800,000	3,963,000
UPC Financing Partnership, Term Loan N, 4.209%, 12/31/14	Netherlands	3,320,000	3,143,210

			33,854,293

Real Estate 0.4%
Capital Automotive REIT, Term Loan B, 4.21%, 12/15/10	United States	3,163,963	3,065,583
Macerich Co., Term Loan B, 4.00%, 4/25/10	United States	1,842,000	1,749,900

			4,815,483

FSI-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]	Value
[b,c]Senior Floating Rate Interests (continued)
Semiconductors & Semiconductor Equipment 0.1%
Fairchild Semiconductor Corp., Initial Term Loan, 4.301%, 6/26/13	United States	887,721	$853,322

Software & Services 1.3%
Affiliated Computer Services Inc.,
Additional Term Loan, 4.448% - 4.483%, 3/20/13	United States	3,145,899	3,053,979
Term Loan B, 4.483%, 3/20/13	United States	328,440	318,843
Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien Term Loan, 4.801%, 10/26/12	United States	2,560,348	2,443,532
First Data Corp., Term Loan B-2, 5.231% - 5.552%, 9/24/14	United States	6,188,573	5,698,903
SunGard Data Systems Inc., New U.S. Term Loan, 4.508%, 2/28/14	United States	3,818,828	3,625,022

			15,140,279

Technology Hardware & Equipment 0.3%
Flextronics International USA Inc.,
Term Loan A, 4.934% - 4.963%, 10/01/14	United States	2,526,703	2,314,037
Term Loan A-1, 4.963%, 10/01/14	United States	724,350	663,384

			2,977,421

Telecommunication Services 1.0%
Alltel Communications Inc., Term Loan B-3, 5.232%, 5/18/15	United States	7,333,845	7,297,175
[d]Hawaiian Telecom Communications Inc., Term Loan C, 6.25%, 6/01/14	United States	700,000	576,333
Wind Telecomunicazioni SpA, Term Loan B-2, 6.875%, 9/30/13	Italy	500,000	485,167
Term Loan C-2, 7.375%, 9/30/14	Italy	500,000	487,580
Windstream Corp., Tranche B-1, 4.22%, 7/17/13	United States	3,281,029	3,184,941

			12,031,196

Transportation 0.4%
Avis Budget Car Rental LLC, Term Loan, 4.150%, 4/19/12	United States	2,621,079	2,384,453
Hertz Corp.,
Credit Link, 2.801%, 12/21/12	United States	277,778	263,542
Term Loan B, 4.23% - 4.24%, 12/21/12	United States	1,532,368	1,453,834

			4,101,829

Utilities 0.9%
Dynegy Holdings Inc.,
Term L/C Facility, 3.983%, 4/02/13	United States	2,724,468	2,570,536
Term Loan B, 3.983%, 4/02/13	United States	99,778	94,140
NRG Energy Inc.,
Credit Link, 2.701%, 2/01/13	United States	890,930	850,899
Term Loan, 4.301%, 2/01/13	United States	1,818,827	1,737,105
Texas Competitive Electric Holdings Co. LLC,
Term Loan B-2, 5.948% - 6.478%, 10/10/14	United States	4,079,500	3,784,585
Term Loan B-3, 6.234% - 6.478%, 10/10/14	United States	2,039,724	1,890,888

			10,928,153

Total Senior Floating Rate Interests (Cost $200,958,262)			193,161,771

Corporate Bonds 34.3%
Automobiles & Components 0.9%
[f]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	2,700,000	2,430,000
Ford Motor Credit Co. LLC, senior note,
5.80%, 1/12/09	United States	3,200,000	3,055,917
9.875%, 8/10/11	United States	3,000,000	2,529,921
[f]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	2,900,000	2,450,500

			10,466,338

FSI-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]	Value
Corporate Bonds (continued)
Banks 1.5%
[g]Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual	United States	5,000,000	$4,732,550
Citigroup Capital XXI, pfd., junior sub. bond, 8.30%, 12/21/77	United States	4,300,000	4,078,631
[f]ICICI Bank Ltd., 144A, 6.625%, 10/03/12	India	2,700,000	2,667,800
UBS AG Stamford, senior note, 5.875%, 12/20/17	United States	3,500,000	3,415,580
[g]Wells Fargo Capital XIII, 7.70%, Perpetual	United States	2,900,000	2,886,782

			17,781,343

Capital Goods 1.4%
DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18	United States	2,300,000	2,443,750
L-3 Communications Corp., senior sub. note,
5.875%, 1/15/15	United States	2,000,000	1,855,000
6.375%, 10/15/15	United States	400,000	376,000
[f]Nortek Inc., senior note, 144A, 10.00%, 12/01/13	United States	1,200,000	1,152,000
RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14	United States	2,900,000	2,813,000
RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14	United States	2,900,000	2,436,000
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	2,800,000	2,793,000
TransDigm Inc., senior sub. note, 7.75%, 7/15/14	United States	2,500,000	2,481,250

			16,350,000

Commercial Services & Supplies 0.9%
Allied Waste North America Inc., senior secured note, 6.875%, 6/01/17	United States	2,300,000	2,259,750
ARAMARK Corp., senior note, 8.50%, 2/01/15	United States	3,000,000	2,955,000
[f]Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14	United Kingdom	2,000,000	2,065,000
JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13	United States	900,000	900,000
JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12	United States	1,900,000	1,928,500

			10,108,250

Consumer Durables & Apparel 0.9%
D.R. Horton Inc., senior note, 6.50%, 4/15/16	United States	3,000,000	2,486,250
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	2,900,000	2,537,500
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	2,500,000	2,468,750
KB Home, senior note,
6.25%, 6/15/15	United States	1,800,000	1,521,000
7.25%, 6/15/18	United States	1,000,000	870,000

			9,883,500

Consumer Services 1.8%
[f]Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15	United States	2,400,000	1,572,000
Harrah’s Operating Co. Inc., senior note, 6.50%, 6/01/16	United States	1,500,000	825,000
Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14	United States	200,000	185,000
Host Marriott LP, senior note, K, 7.125%, 11/01/13	United States	2,400,000	2,244,000
M, 7.00%, 8/15/12	United States	1,100,000	1,045,000
MGM MIRAGE, senior note, 6.625%, 7/15/15	United States	4,100,000	3,310,750
[f]Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15	United States	2,100,000	1,370,250
Pinnacle Entertainment Inc., senior sub. note,
8.25%, 3/15/12	United States	200,000	197,500
8.75%, 10/01/13	United States	2,200,000	2,211,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	3,300,000	2,813,250
Starwood Hotels & Resorts Worldwide Inc., 6.75%, 5/15/18	United States	2,800,000	2,647,814
Station Casinos Inc.,
senior note, 6.00%, 4/01/12	United States	700,000	560,000
senior sub. note, 6.50%, 2/01/14	United States	700,000	406,000
senior sub. note, 6.875%, 3/01/16	United States	1,800,000	992,250

			20,379,814

FSI-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]		Value
Corporate Bonds (continued)
Diversified Financials 3.6%
American Express Co., senior note, 7.00%, 3/19/18	United States	3,000,000		$3,046,398
Capmark Financial Group Inc., senior note, 6.30%, 5/10/17	United States	1,800,000		1,166,674
CIT Group Funding Co. of Canada, senior note, 4.65%, 7/01/10	United States	1,500,000		1,255,402
CIT Group Inc., senior note, 7.625%, 11/30/12	United States	1,400,000		1,165,090
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	United States	64,000,000	MXN	5,401,962
GMAC LLC,
7.25%, 3/02/11	United States	2,500,000		1,838,947
6.875%, 9/15/11	United States	1,700,000		1,222,694
6.875%, 8/28/12	United States	1,800,000		1,234,010
The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37	United States	4,500,000		4,133,745
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	5,000,000		4,307,070
Lehman Brothers Holdings Inc., sub. note,
6.50%, 7/19/17	United States	5,000,000		4,639,420
7.50%, 5/11/38	United States	700,000		651,872
Merrill Lynch & Co. Inc.,
6.875%, 4/25/18	United States	100,000		95,471
senior note, 6.40%, 8/28/17	United States	4,900,000		4,554,251
sub. bond, 7.75%, 5/14/38	United States	500,000		470,562
Morgan Stanley,
senior note, 6.00%, 4/28/15	United States	500,000		479,408
senior note, 6.625%, 4/01/18	United States	1,300,000		1,235,669
sub. note, 4.75%, 4/01/14	United States	4,000,000		3,652,520
[f]Residential Capital LLC, junior note, 144A, 9.625%, 5/15/15	United States	2,240,000		1,097,600

				41,648,765

Energy 3.7%
Canadian Natural Resources Ltd., 5.90%, 2/01/18	Canada	2,700,000		2,690,291
Chesapeake Energy Corp., senior note,
7.625%, 7/15/13	United States	700,000		705,250
6.625%, 1/15/16	United States	100,000		96,500
6.25%, 1/15/18	United States	3,300,000		3,052,500
7.25%, 12/15/18	United States	300,000		293,250
Compagnie Generale de Geophysique-Veritas, senior note,
7.50%, 5/15/15	France	2,000,000		2,005,000
7.75%, 5/15/17	France	900,000		905,625
Copano Energy LLC, senior note, 8.125%, 3/01/16	United States	2,900,000		2,929,000
El Paso Corp., senior note, 6.875%, 6/15/14	United States	2,300,000		2,316,928
[d,f]Kazmunaigaz Finance SUB BV, 144A, 9.125%, 7/02/18	Kazakhstan	2,400,000		2,397,000
Mariner Energy Inc., senior note, 7.50%, 4/15/13	United States	2,700,000		2,632,500
MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14	United States	2,700,000		2,558,250
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	1,200,000		1,203,000
B, 6.875%, 3/15/13	United States	1,100,000		1,108,250
[f]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,900,000		2,639,000
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	United States	2,400,000		2,412,000
Quicksilver Resources Inc., senior note, 7.75%, 8/01/15	United States	2,400,000		2,388,000
[f]SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	United States	1,200,000		1,212,000
Tesoro Corp., senior note, 6.50%, 6/01/17	United States	3,800,000		3,429,500
Weatherford International Ltd., senior note, 6.00%, 3/15/18	United States	3,000,000		2,970,453

FSI-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]	Value
Corporate Bonds (continued)
Energy (continued)
The Williams Cos. Inc., senior note,
7.625%, 7/15/19	United States	1,000,000	$1,055,000
7.875%, 9/01/21	United States	1,600,000	1,704,000
8.75%, 3/15/32	United States	600,000	684,000

			43,387,297

Food & Staples Retailing 0.2%
The Kroger Co., 6.15%, 1/15/20	United States	2,000,000	1,986,106

Food, Beverage & Tobacco 1.2%
[f]Cargill Inc., 144A,
5.20%, 1/22/13	United States	500,000	495,896
6.00%, 11/27/17	United States	2,000,000	1,994,892
Dean Foods Inc., senior note, 7.00%, 6/01/16	United States	1,500,000	1,308,750
Dole Food Co. Inc., senior note,
8.625%, 5/01/09	United States	100,000	95,750
7.25%, 6/15/10	United States	100,000	91,000
Philip Morris International Inc., 5.65%, 5/16/18	United States	4,000,000	3,900,892
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	3,300,000	3,457,337
Smithfield Foods Inc., senior note, 7.75%,
5/15/13	United States	1,500,000	1,331,250
7/01/17	United States	1,200,000	1,002,000

			13,677,767

Health Care Equipment & Services 2.4%
Coventry Health Care Inc., senior note,
6.30%, 8/15/14	United States	1,500,000	1,417,293
5.95%, 3/15/17	United States	1,300,000	1,133,941
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	2,900,000	2,834,750
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	2,500,000	2,468,750
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	800,000	670,000
senior secured note, 9.125%, 11/15/14	United States	4,000,000	4,100,000
Medco Health Solutions Inc., 7.125%, 3/15/18	United States	2,500,000	2,604,420
Quest Diagnostics Inc., 6.40%, 7/01/17	United States	2,500,000	2,483,997
Tenet Healthcare Corp., senior note,
6.375%, 12/01/11	United States	2,300,000	2,213,750
9.875%, 7/01/14	United States	500,000	505,000
[b,h]U.S. Oncology Holdings Inc., senior note, FRN, PIK, 7.949%, 3/15/12	United States	3,055,000	2,428,725
[h]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	2,500,000	2,312,500
Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14	United States	2,600,000	2,587,000

			27,760,126

Insurance 0.7%
[b,f]American International Group Inc., junior sub. deb., 144A, FRN, 8.175%, 5/15/58	United States	2,700,000	2,550,506
[b,f]Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%, 6/15/88	United States	2,500,000	2,398,903
[b,f]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	United States	800,000	865,302
[b]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	2,000,000	1,755,102

			7,569,813

Materials 2.7%
Crown Americas Inc., senior note, 7.75%, 11/15/15	United States	3,200,000	3,216,000
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	2,900,000	3,064,256
Huntsman International LLC, senior sub. note, 7.875%, 11/15/14	United States	2,300,000	2,116,000
[f]Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16	United Kingdom	3,100,000	2,053,750

FSI-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]	Value
Corporate Bonds (continued)
Materials (continued)
[f]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	2,700,000	$2,457,000
Nalco Co., senior sub. note, 8.875%, 11/15/13	United States	2,900,000	2,987,000
NewPage Corp., senior secured note, 10.00%, 5/01/12	United States	2,500,000	2,543,750
Novelis Inc., senior note, 7.25%, 2/15/15	Canada	3,500,000	3,325,000
Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14	United States	2,700,000	2,713,500
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	Australia	3,600,000	3,625,578
RPM International Inc., 6.50%, 2/15/18	United States	2,800,000	2,810,671
Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15	Ireland	900,000	823,500

			31,736,005

Media 4.7%
[f]British Sky Broadcasting Group PLC, senior note, 144A, 6.10%, 2/15/18	United Kingdom	3,000,000	2,959,293
CanWest Media Inc., senior sub. note, 8.00%, 9/15/12	Canada	2,800,000	2,506,000
CCH I LLC, senior secured note, 11.00%, 10/01/15	United States	1,400,000	1,044,750
CCH II LLC, senior note, 10.25%, 9/15/10	United States	3,700,000	3,598,250
Comcast Corp., senior note, 6.30%, 11/15/17	United States	3,000,000	2,981,106
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	2,100,000	1,942,500
senior note, 6.75%, 4/15/12	United States	300,000	283,500
Dex Media Finance/West, senior sub. note, 9.875%, 8/15/13	United States	2,200,000	1,985,500
[f]DIRECTV Holdings LLC, senior note, 144A, 7.625%, 5/15/16	United States	3,700,000	3,663,000
Dish Network Corp., senior note, 6.375%, 10/01/11	United States	2,900,000	2,805,750
7.125%, 2/01/16	United States	1,400,000	1,298,500
Idearc Inc., senior note, 8.00%, 11/15/16	United States	3,400,000	2,154,750
Lamar Media Corp., senior sub. note, 7.25%, 1/01/13	United States	2,800,000	2,705,500
6.625%, 8/15/15	United States	400,000	366,000
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	3,000,000	2,704,740
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	2,100,000	1,932,000
Quebecor Media Inc., senior note, 7.75%, 3/15/16	Canada	2,900,000	2,711,500
R.H. Donnelley Corp., senior disc. note, A-1, 6.875%, 1/15/13	United States	300,000	180,000
senior disc. note, A-2, 6.875%, 1/15/13	United States	800,000	480,000
senior note, A-3, 8.875%, 1/15/16	United States	1,100,000	665,500
Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	2,800,000	2,058,000
[f]Rainbow National Services LLC, senior sub. deb., 144A, 10.375%, 9/01/14	United States	1,100,000	1,174,250
Time Warner Cable Inc., senior note, 6.75%, 7/01/18	United States	3,200,000	3,230,278
Time Warner Inc., 5.875%, 11/15/16	United States	3,500,000	3,308,659
[f,h]Univision Communications Inc., senior note, 144A, PIK, 9.75%, 3/15/15	United States	3,300,000	2,442,000
Viacom Inc., senior note, 6.875%, 4/30/36	United States	3,300,000	3,114,517

			54,295,843

Real Estate 0.4%
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	2,500,000	2,337,500
iStar Financial Inc.,
8.625%, 6/01/13	United States	400,000	366,353
senior note, 5.65%, 9/15/11	United States	2,700,000	2,310,123

			5,013,976

FSI-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]	Value
Corporate Bonds (continued)
Retailing 0.5%
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	2,900,000	$2,885,500
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	3,300,000	2,875,125

			5,760,625

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	1,800,000	1,471,500

Software & Services 0.5%
Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18	United States	2,500,000	2,587,500
SunGard Data Systems Inc.,
senior note, 9.125%, 8/15/13	United States	1,600,000	1,624,000
senior sub. note, 10.25%, 8/15/15	United States	1,900,000	1,919,000

			6,130,500

Technology Hardware & Equipment 0.5%
Celestica Inc., senior sub. note,
7.875%, 7/01/11	Canada	1,500,000	1,507,500
7.625%, 7/01/13	Canada	500,000	482,500
[f]Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16	Canada	1,700,000	1,691,500
Sanmina-SCI Corp.,
[b,f]senior note, 144A, FRN, 5.526%, 6/15/14	United States	500,000	465,000
senior sub. note, 6.75%, 3/01/13	United States	2,300,000	2,075,750

			6,222,250

Telecommunication Services 3.1%
[f]American Tower Corp., senior note, 144A, 7.00%, 10/15/17	United States	2,900,000	2,885,500
[f]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	2,900,000	2,765,875
Embarq Corp., senior note, 7.082%, 6/01/16	United States	3,300,000	3,141,418
Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08, 10.375% thereafter, 11/15/12	United Kingdom	2,800,000	2,842,000
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	Bermuda	700,000	712,250
[f]Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%, 1/15/13	Bermuda	3,000,000	2,940,000
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	3,000,000	2,902,500
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	3,000,000	3,195,000
Qwest Communications International Inc., senior note, 7.50%, 2/15/14	United States	3,400,000	3,247,000
Telecom Italia Capital, senior note,
4.95%, 9/30/14	Italy	3,000,000	2,733,870
6.999%, 6/04/18	Italy	500,000	505,655
Verizon Communications Inc., 6.10%, 4/15/18	United States	800,000	796,479
Verizon New York Inc., senior deb.,
A, 6.875%, 4/01/12	United States	2,700,000	2,819,151
B, 7.375%, 4/01/32	United States	400,000	408,258
[f]Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15	Italy	2,700,000	2,848,500
Windstream Corp., senior note, 8.625%, 8/01/16	United States	1,300,000	1,303,250

			36,046,706

Utilities 2.6%
The AES Corp., senior note,
8.00%, 10/15/17	United States	2,900,000	2,856,500
[f]144A, 8.00%, 6/01/20	United States	600,000	582,000
CenterPoint Energy Inc., senior note,
6.125%, 11/01/17	United States	1,800,000	1,758,168
6.50%, 5/01/18	United States	1,000,000	979,396
Dominion Resources Inc., 6.40%, 6/15/18	United States	1,300,000	1,315,285
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	2,500,000	2,437,500
[f]E.ON International Finance BV, 144A, 5.80%, 4/30/18	Germany	3,000,000	2,951,508

FSI-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]	Value
Corporate Bonds (continued)
Utilities (continued)
Edison Mission Energy, senior note, 7.00%, 5/15/17	United States	2,900,000	$2,726,000
[f]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	2,500,000	2,600,000
Mirant North America LLC, senior note, 7.375%, 12/31/13	United States	2,900,000	2,889,125
NRG Energy Inc., senior note,
7.25%, 2/01/14	United States	400,000	383,000
7.375%, 2/01/16	United States	3,200,000	3,020,000
7.375%, 1/15/17	United States	600,000	568,500
PNM Resources Inc., senior note, 9.25%, 5/15/15	United States	1,400,000	1,452,500
[f]Texas Competitive Electric Holdings Co. LLC, senior note, 144A, 10.25%, 11/01/15	United States	3,700,000	3,644,500

			30,163,982

Total Corporate Bonds (Cost $421,997,348)			397,840,506

Convertible Bonds 1.2%
Diversified Financials 0.3%
Merrill Lynch & Co. Inc., cvt., senior note, zero cpn., 3/13/32	United States	2,900,000	2,972,616

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Amgen Inc., cvt., senior note, 0.375%, 2/01/13	United States	3,600,000	3,113,993

Real Estate 0.4%
CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34	United States	3,400,000	2,739,057
[b]iStar Financial Inc., cvt., senior note, FRN, 3.198%, 10/01/12	United States	2,900,000	2,276,500

			5,015,557

Retailing 0.2%
Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22	United States	2,600,000	2,723,500

Total Convertible Bonds (Cost $16,247,398)			13,825,666

Asset-Backed Securities and Commercial Mortgage-Backed Securities 6.1%
Banks 2.5%
[b]Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN, 5.182%, 9/10/47	United States	2,000,000	1,925,715
[b]Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN, 2.551%, 4/24/14	United States	1,000,000	976,860
Citigroup/Deutsche Bank Commercial Mortgage Trust, [b]2005-CD1, A4, FRN, 5.40%, 7/15/44	United States	1,600,000	1,545,536
2006-CD3, A5, 5.617%, 10/15/48	United States	9,800,000	9,435,625
Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%, 8/25/32	United States	136,719	134,237
2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000	1,130,614
GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38	United States	934,225	921,406
Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%, 6/10/36	United States	1,605,000	1,579,531
2005-GG5, A5, 5.224%, 4/10/37	United States	1,395,000	1,341,967
[b]2006-GG7, A4, FRN, 5.913%, 7/10/38	United States	4,000,000	3,953,420
GS Mortgage Securities Corp. II, 2003-C1, A3, 4.608%, 1/10/40	United States	1,100,000	1,055,777
[b]2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	4,000,000	3,861,624
[b]LB-UBS Commercial Mortgage Trust, 2002-C2, A4, FRN, 5.594%, 6/15/31	United States	1,000,000	1,005,127

			28,867,439

Diversified Financials 3.6%
[b]Chase Credit Card Master Trust, 2003-6, A, FRN, 2.581%, 2/15/11	United States	3,300,000	3,298,344
[b]Chase Issuance Trust, 2005-A9, A9, FRN, 2.491%, 11/15/11	United States	1,000,000	995,202

FSI-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[b]Chase Issuance Trust, (continued)
2007-A9, A9, FRN, 2.501%, 6/16/14	United States	5,000,000	$4,875,848
sub. note, 2006-A7, A, FRN, 2.481%, 2/15/13	United States	800,000	788,286
Citigroup Commercial Mortgage Trust, 2008-C7, A4, 6.095%, 12/10/49	United States	8,700,000	8,515,565
JPMorgan Chase Commercial Mortgage Securities Corp., [b]2004-CB9, A4, FRN, 5.377%, 6/12/41	United States	5,096,445	5,042,164
2004-LN2, A2, 5.115%, 7/15/41	United States	412,616	398,291
[b]2005-LD5, A4, FRN, 5.179%, 12/15/44	United States	3,400,000	3,280,600
[f]Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24	United States	5,052	5,019
[b]MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN, 2.511%, 11/15/12	United States	1,000,000	989,093
[b]MBNA Master Credit Card Trust, 1997-B, A, FRN, 2.631%, 8/15/14	United States	10,000,000	9,808,497
[b]Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%, 6/15/38	United States	4,000,000	3,941,577
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	207,348	205,339

			42,143,825

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $73,381,750)			71,011,264

Mortgage-Backed Securities 11.3%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%[i]
FHLMC, 6.065%, 1/01/33	United States	163,093	163,977

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.3%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	3,573,264	3,488,321
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19	United States	3,925,300	3,907,307
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	980,485	993,773
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	33,629	34,465
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	14,394	14,990
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 6/01/37	United States	8,042,144	7,724,561
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 3/01/38	United States	16,298,043	16,095,946
FHLMC Gold 30 Year, 6.00%, 10/01/33 - 6/01/37	United States	12,705,720	12,864,673
FHLMC Gold 30 Year, 6.50%, 10/01/31 - 11/01/37	United States	4,069,137	4,202,829
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32	United States	140,636	148,560
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	2,994	3,234

			49,478,659

[b]Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 4.52%, 4/01/20	United States	170,000	171,868
FNMA, 4.61%, 12/01/34	United States	907,134	921,226

			1,093,094

Federal National Mortgage Association (FNMA) Fixed Rate 6.4%
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	708,148	690,524
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	776,356	775,527
FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21	United States	2,063,975	2,083,719
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	25,807	26,556
FNMA 15 Year, 7.00%, 5/01/12	United States	2,805	2,931
FNMA 30 Year, 5.00%, 4/01/34 - 6/01/38	United States	15,057,837	14,460,197
[d]FNMA 30 Year, 5.50%, 7/01/33 - 6/01/37	United States	23,625,821	23,359,609
[d]FNMA 30 Year, 6.00%, 6/01/34 - 7/15/37	United States	23,670,665	23,927,604
FNMA 30 Year, 6.50%, 5/01/31 - 10/01/37	United States	9,041,338	9,326,794
FNMA 30 Year, 7.50%, 9/01/31	United States	26,864	28,929

			74,682,390

FSI-24

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]		Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate 0.5%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	1,896,029		$1,844,683
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36	United States	2,601,839		2,598,573
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32	United States	17,629		18,312
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	115,294		122,948
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	2,943		3,166
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	512,705		496,721
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	655,078		665,724
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	244,495		252,901
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	63,125		67,611

				6,070,639

Total Mortgage-Backed Securities (Cost $131,871,717)				131,488,759

U.S. Government and Agency Securities 3.4%
FHLMC, 5.125%, 10/18/16	United States	2,000,000		2,062,826
6.625%, 9/15/09	United States	2,000,000		2,087,620
U.S. Treasury Bond, 7.125%, 2/15/23	United States	4,980,000		6,383,737
U.S. Treasury Note,
3.50%, 12/15/09	United States	2,500,000		2,541,018
4.25%, 8/15/14	United States	2,000,000		2,092,344
4.50%, 3/31/12	United States	6,000,000		6,291,096
4.625%, 2/15/17	United States	9,000,000		9,485,163
[j]Index Linked, 1.625%, 1/15/15	United States	3,374,474		3,487,573
[j]Index Linked, 2.00%, 1/15/14	United States	4,184,607		4,445,819

Total U.S. Government and Agency Securities (Cost $37,382,060)				38,877,196

Foreign Government and Agency Securities 20.1%
European Investment Bank, senior note, 4.50%, 5/15/13	Supranational[k]	14,200,000	NOK	2,619,462
[b,l]Government of Argentina, senior bond, FRN, 3.092%, 8/03/12	Argentina	33,037,000		17,455,371
Government of Indonesia,
10.25%, 7/15/27	Indonesia	28,000,000,000	IDR	2,347,159
11.00%, 10/15/14	Indonesia	1,800,000,000	IDR	177,036
12.80%, 6/15/21	Indonesia	22,315,000,000	IDR	2,311,687
13.15%, 1/15/12	Indonesia	2,300,000,000	IDR	251,357
14.25%, 6/15/13	Indonesia	35,480,000,000	IDR	4,001,019
14.275%, 12/15/13	Indonesia	23,637,000,000	IDR	2,671,165
[m]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	2,820,000		2,044,500
Government of Malaysia,
3.461%, 7/31/13	Malaysia	6,400,000	MYR	1,881,884
3.756%, 4/28/11	Malaysia	24,165,000	MYR	7,316,141
3.814%, 2/15/17	Malaysia	11,400,000	MYR	3,263,071
4.24%, 2/07/18	Malaysia	24,500,000	MYR	7,164,602
4.305%, 2/27/09	Malaysia	28,625,000	MYR	8,797,008
6.45%, 7/01/08	Malaysia	7,470,000	MYR	2,286,152
7.00%, 3/15/09	Malaysia	2,620,000	MYR	820,271
Government of Mexico,
8.00%, 12/17/15	Mexico	350,000	[n] MXN	3,192,384
10.00%, 12/05/24	Mexico	1,174,000	[n] MXN	12,068,957
Government of Norway,
5.50%, 5/15/09	Norway	38,880,000	NOK	7,579,302
6.00%, 5/16/11	Norway	41,850,000	NOK	8,298,494

FSI-25

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[a]		Value
Foreign Government and Agency Securities (continued)
Government of Poland,
5.75%, 9/23/22	Poland	20,100,000	PLN	$8,732,389
6.00%, 5/24/09	Poland	15,270,000	PLN	7,110,654
Government of Singapore,
2.375%, 10/01/09	Singapore	3,650,000	SGD	2,726,417
4.375%, 1/15/09	Singapore	4,190,000	SGD	3,140,746
5.625%, 7/01/08	Singapore	7,450,000	SGD	5,476,129
Government of Sweden,
4.00%, 12/01/09	Sweden	80,420,000	SEK	13,230,671
5.00%, 1/28/09	Sweden	93,235,000	SEK	15,524,334
5.50%, 10/08/12	Sweden	13,990,000	SEK	2,392,088
[o]Strip, 9/17/08	Sweden	12,000,000	SEK	1,974,567
[b]KfW Bankengruppe, FRN, 0.706%, 8/08/11	Germany	3,485,000,000	JPY	32,796,717
Korea Treasury Bond,
5.25%, 9/10/12	South Korea	5,900,000,000	KRW	5,495,397
5.25%, 3/10/27	South Korea	5,861,000,000	KRW	5,108,462
5.50%, 9/10/17	South Korea	5,850,000,000	KRW	5,383,381
Korea Treasury Note, 4.75%, 6/10/09	South Korea	3,250,000,000	KRW	3,089,662
New South Wales Treasury Corp., 6.00%, 5/01/12	Australia	2,950,000	AUD	2,704,166
Nota Do Tesouro Nacional,
9.762%, 1/01/12	Brazil	900	[p] BRL	488,321
9.762%, 1/01/14	Brazil	2,700	[p] BRL	1,388,594
9.762%, 1/01/17	Brazil	23,200	[p] BRL	11,254,795
[q]Index Linked, 10.325%, 5/15/15	Brazil	2,500	[p] BRL	2,493,479
[q]Index Linked, 10.325%, 5/15/45	Brazil	1,725	[p] BRL	1,708,924
Queensland Treasury Corp., 6.00%, 7/14/09	Australia	5,300,000	AUD	5,013,415

Total Foreign Government and Agency Securities (Cost $228,305,643)				233,780,330

Municipal Bond (Cost $12,036,361) 1.0%
California State GO, Refunding, 5.00%, 4/01/38	United States	12,000,000		11,762,400

Total Investments before Short Term Investments (Cost $1,153,006,065)				1,113,271,882

Short Term Investments 3.9%
Foreign Government and Agency Securities 1.4%
[o]Egypt Treasury Bills, 7/01/08 - 6/23/09	Egypt	82,200,000	EGP	14,867,429
Government of Malaysia, 3.562%, 7/15/08	Malaysia	2,005,000	MYR	613,622
[o]Norway Treasury Bill, 9/17/08	Norway	2,600,000	NOK	504,469

Total Foreign Government and Agency Securities (Cost $15,416,149)				15,985,520

Total Investment before Money Market Fund (Cost $1,168,422,214)				1,129,257,402

		Shares
Money Market Fund (Cost $29,290,407) 2.5%
[r]Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17%	United States	29,290,407		29,290,407

Total Investments (Cost $1,197,712,621) 99.8%				1,158,547,809
Unrealized Loss on Forward Exchange Contract (0.1)%				(1,476,713)
Other Assets, less Liabilities 0.3%				4,099,666

Net Assets 100.0%				$1,161,170,762

FSI-26

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Currency Abbreviations

AUD - Australian Dollar

BRL - Brazilian Real

EGP - Egyptian Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

Selected Portfolio Abbreviations

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

GO - General Obligation

L/C - Letter of Credit

PIK - Payment-In-Kind

REIT - Real Estate Investment Trust

SF - Single Family

aThe principal amount is stated in U.S. dollars unless otherwise indicated.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(f) regarding senior floating rate interests.

dA portion or all of the security purchased on a when-issued, delayed delivery, or TBA basis. See Note 1(c).

eSee Note 10 regarding unfunded loan commitments.

fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the aggregate value of these securities was $67,487,344, representing 5.81% of net assets.

gPerpetual bond with no stated maturity date.

hIncome may be received in additional securities and/or cash.

iRounds to less than 0.1% of net assets.

jPrincipal amount of security is adjusted for inflation. See Note 1(h).

kA supranational organization is an entity formed by two or more central governments through international treaties.

lThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

mSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the value of this security was $2,044,500, representing 0.18% of net assets.

nPrincipal amount is stated in 100 Mexican Peso Units.

oThe security is traded on a discount basis with no stated coupon rate.

pPrincipal amount is stated in 1,000 Brazilian Real Units.

qRedemption price at maturity is adjusted for inflation. See Note 1(h).

rSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FSI-27

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Strategic Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,168,422,214
Cost - Sweep Money Fund (Note 7)	29,290,407

Total cost of investments	$1,197,712,621

Value - Unaffiliated issuers	$1,129,257,402
Value - Sweep Money Fund (Note 7)	29,290,407

Total value of investments	1,158,547,809
Cash	1,610,674
Receivables:
Investment securities sold	310,848
Capital shares sold	2,083,279
Dividends and interest	13,877,550
Unrealized gain on forward exchange contracts (Note 8)	3,456,447

Total assets	1,179,886,607

Liabilities:
Payables:
Investment securities purchased	12,411,041
Capital shares redeemed	357,135
Affiliates	543,345
Foreign currency advanced by custodian	233,311
Unrealized loss on forward exchange contracts (Note 8)	4,933,160
Unrealized loss on unfunded loan commitments (Note 10)	15,081
Accrued expenses and other liabilities	222,772

Total liabilities	18,715,845

Net assets, at value	$1,161,170,762

Net assets consist of:
Paid-in capital	$1,164,123,471
Undistributed net investment income	28,041,400
Net unrealized appreciation (depreciation)	(40,545,307)
Accumulated net realized gain (loss)	9,551,198

Net assets, at value	$1,161,170,762

The accompanying notes are an integral part of these financial statements.

FSI-28

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Franklin Strategic Income Securities Fund
Class 1:
Net assets, at value	$1,117,706,105

Shares outstanding	93,669,369

Net asset value and maximum offering price per share	$11.93

Class 2:
Net assets, at value	$32,342,849

Shares outstanding	2,752,605

Net asset value and maximum offering price per share	$11.75

Class 4:
Net assets, at value	$11,121,808

Shares outstanding	933,725

Net asset value and maximum offering price per share	$11.91

The accompanying notes are an integral part of these financial statements.

FSI-29

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Strategic Income Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$747,488
Sweep Money Fund (Note 7)	237,233
Interest	34,171,062

Total investment income	35,155,783

Expenses:
Management fees (Note 3a)	2,038,751
Administrative fees (Note 3b)	1,139,211
Distribution fees: (Note 3c)
Class 2	36,810
Class 4	2,149
Unaffiliated transfer agent fees	227
Custodian fees (Note 4)	155,876
Reports to shareholders	55,739
Professional fees	26,868
Trustees’ fees and expenses	2,353
Other	19,645

Total expenses	3,477,629
Expense reductions (Note 4)	(7,487)

Net expenses	3,470,142

Net investment income	31,685,641

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(969,364)
Foreign currency transactions	10,500,621

Net realized gain (loss)	9,531,257

Net change in unrealized appreciation (depreciation) on:
Investments	(34,595,491)
Translation of assets and liabilities denominated in foreign currencies	(3,081,542)

Net change in unrealized appreciation (depreciation)	(37,677,033)

Net realized and unrealized gain (loss)	(28,145,776)

Net increase (decrease) in net assets resulting from operations	$3,539,865

The accompanying notes are an integral part of these financial statements.

FSI-30

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Strategic Income Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$31,685,641	$58,545,747
Net realized gain (loss) from investments and foreign currency transactions	9,531,257	22,587,818
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(37,677,033)	(20,398,758)

Net increase (decrease) in net assets resulting from operations	3,539,865	60,734,807

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(75,447,333)	(52,500,471)
Class 2	(2,134,730)	(878,649)
Class 4	(378,318)	—
Net realized gains:
Class 1	(2,612,141)	(2,882,439)
Class 2	(75,424)	(50,064)
Class 4	(13,098)	—

Total distributions to shareholders	(80,661,044)	(56,311,623)

Capital share transactions: (Note 2)
Class 1	105,277,685	180,376,622
Class 2	9,905,266	12,839,267
Class 4	11,646,323	—

Total capital share transactions	126,829,274	193,215,889

Net increase (decrease) in net assets	49,708,095	197,639,073
Net assets:
Beginning of period	1,111,462,667	913,823,594

End of period	$1,161,170,762	$1,111,462,667

Undistributed net investment income included in net assets:
End of period	$28,041,400	$74,316,140

The accompanying notes are an integral part of these financial statements.

FSI-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Strategic Income Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 97.07% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

FSI-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery, or TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may earn interest on the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

FSI-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FSI-34

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	4,599,619	$58,715,973	11,675,973	$149,677,141
Shares issued in reinvestment of distributions	6,504,956	78,059,474	4,459,172	55,382,910
Shares redeemed	(2,466,252)	(31,497,762)	(1,960,490)	(24,683,429)

Net increase (decrease)	8,638,323	$105,277,685	14,174,655	$180,376,622

Class 2 Shares:
Shares sold	800,700	$10,076,698	1,114,032	$14,054,418
Shares issued in reinvestment of distributions	186,984	2,210,154	75,751	928,713
Shares redeemed	(188,797)	(2,381,586)	(171,480)	(2,143,864)

Net increase (decrease)	798,887	$9,905,266	1,018,303	$12,839,267

Class 4 Shares:
Shares sold	901,082	$11,255,256
Shares issued on reinvestment of distributions	32,643	391,067

Net increase (decrease)	933,725	$11,646,323

[a]For	the period February 29, 2008 (effective date) to June 30, 2008, for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FSI-35

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.425%	Up to and including $500 million
0.325%	Over $500 million, up to and including $1 billion
0.280%	Over $1 billion, up to and including $1.5 billion
0.235%	Over $1.5 billion, up to and including $6.5 billion
0.215%	Over $6.5 billion, up to and including $11.5 billion
0.200%	Over $11.5 billion, up to and including $16.5 billion
0.190%	Over $16.5 billion, up to and including $19 billion
0.180%	Over $19 billion, up to and including $21.5 billion
0.170%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,200,749,985

Unrealized appreciation	$19,560,653
Unrealized depreciation	(61,762,829)

Net unrealized appreciation (depreciation)	$(42,202,176)

FSI-36

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar roll, paydown losses, payments-in-kind, bond discounts and premiums, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar roll, paydown losses, bond discounts and premiums, and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $318,709,843 and $217,538,577, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FORWARD EXCHANGE CONTRACTS

At June 30, 2008, the Fund had the following forward exchange contracts outstanding:

		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
9,239,840	Swiss Franc	8,000,000		10/24/08	$1,054,391	$—
2,723,250	Swiss Franc	2,500,000		1/22/09	170,493	—

Contracts to Sell
17,883,017	Mexican Peso	813,140,798	CLP	9/15/08	—	(172,689)
11,143,906	Mexican Peso	39,977,648	INR	10/20/08	—	(147,959)
35,467,487	Mexican Peso	123,540,352	INR	1/27/09	—	(538,704)
10,477,500,000	South Korean Won	12,073,913	CHF	2/13/09	1,862,000	—
26,512,592	Mexican Peso	2,356,256		2/27/09	—	(127,414)
22,400,000	Euro	33,537,952		3/04/09	—	(1,284,991)
3,620,000	Euro	550,909,700	JPY	3/05/09	—	(361,871)
3,620,000	Euro	556,748,760	JPY	3/09/09	—	(303,685)
11,000,000	Euro	16,782,150		3/16/09	—	(308,063)
3,150,000	Euro	487,588,500	JPY	4/06/09	—	(219,708)
63,646,720	Mexican Peso	5,765,101		4/07/09	—	(164,794)
1,072,248	U S Dollar	134,851,270	KZT	4/17/09	18,620	—
2,505,000	Euro	396,729,375	JPY	4/23/09	—	(81,420)
5,655,000	Euro	8,844,872		4/23/09	75,243	—
3,950,000,000	South Korean Won	3,998,263	CHF	4/24/09	160,824	—
8,000,000	Euro	12,306,560		5/29/09	—	(78,148)
3,111,000,000	South Korean Won	3,136,405	CHF	6/02/09	114,876	—
3,050,000	British Pound Sterling	18,867,910	MYR	6/03/09	—	(136,102)

FSI-37

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

8. FORWARD EXCHANGE CONTRACTS (continued)

		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Sell
8,000,000	Euro	12,189,200		6/03/09	$—	$(192,530)
11,610,000	Euro	23,853,906	SGD	6/03/09	—	(180,631)
783,874	Euro	3,911,766	MYR	6/12/09	—	(12,972)
47,681,503	Mexican Peso	2,156,825,128	CLP	6/12/09	—	(389,013)
1,028,088	Euro	5,105,998	MYR	6/15/09	—	(24,280)
3,868,000	Euro	5,914,365		6/15/09	—	(68,747)
2,038,072	Euro	10,088,456	MYR	6/16/09	—	(58,289)
36,540,189	Mexican Peso	80,526,837	RUB	7/01/09	—	(4,132)
Unrealized gain (loss) on offsetting forward exchange contracts					—	(77,018)

Unrealized gain (loss) on forward exchange contracts					3,456,447	(4,933,160)

Net unrealized gain (loss) on forward exchange contracts						$(1,476,713)

[a]	In U.S. dollars unless otherwise indicated.

Currency Abbreviations

CHF - Swiss Franc

CLP - Chiliean Peso

INR - Indian Rupee

JPY - Japanese Yen

KZT - Kazakhstan Tenge

MYR - Malaysian Ringit

RUB - Russian Ruble

SGD - Singapore Dollar

9. CREDIT RISK

The Fund has 35.24% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

10. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2008, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Bausch & Lomb Incorporated, Delayed Draw Term Loan	$80,000
Community Health Systems Inc., Delayed Draw Term Loan	349,194
Laureate Education Inc., Delayed Draw Term Loan	240,093

$669,287

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

FSI-38

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

11. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$48,877,795	$1,109,670,014	$—	$1,158,547,809
Other Financial Instruments[a]	—	3,456,447	—	3,456,447
Liabilities:
Other Financial Instruments[a]	—	4,948,241	—	4,948,241

[a]	Other financial instruments include net unrealized appreciation (depreciation) of futures, forward exchange and foreign currency contracts, swaps, and unfunded loan commitments.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FSI-39

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND

This semiannual report for Franklin Templeton VIP Founding Funds Allocation Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 had a -11.15% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -4.16%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FFA-1

Fund Goals and Main Investments: Franklin Templeton VIP Founding Funds Allocation Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund.

Performance Overview

You can find the Fund’s performance in the Performance Summary. The Fund performed comparably to its hybrid benchmark, a weighted combination of the Standard & Poor’s 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, which had a -11.36% total return for the same period.1

Economic and Market Overview

During the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. A weaker U.S. dollar compared with most foreign currencies contributed to increased export demand, which helped the fragile economy. Also supporting the economy were inventory buildup, expanding government spending and a boost to household finances from a $168 billion government stimulus package. Many economists agreed, however, that the slowing U.S. economy — which is the world’s largest and accounts for roughly 25% of global gross domestic product — could have a meaningfully negative impact on growth prospects around the world.2 Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities’ prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. For the 12 months ended June 30, 2008, the core U.S. Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.3 Many of the world’s monetary

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries. The benchmark index’s weightings are as follows: S&P 500 67% and MSCI World Index 33%.

2. Source: Global Insight.

3. Source: Bureau of Labor Statistics.

Fund Risks: Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund may be subject to those same risks. Investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Because the underlying funds invest in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks than investment grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FFA-2

authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from 4.25%, the European Central Bank maintained rates at 4.00%. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world’s currencies, and the dollar’s weakness contributed to higher commodities’ prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Many global and U.S. equity markets were volatile, and a majority of them declined over the reporting period. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies’ balance sheets remained relatively strong.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. These underlying funds, in turn, invest in a variety of U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations seeking to maintain equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among the underlying funds and their investments in domestic and foreign equities, fixed income securities, and short-term investments and other net assets.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FFA-3

During the period under review, Fund performance was hindered most by Templeton Growth Securities Fund – Class 1, followed by Mutual Shares Securities Fund – Class 1, both of which underperformed the Fund’s hybrid benchmark. Although Franklin Income Fund – Class 1 also generated negative returns, it performed better than the benchmark.

Thank you for your participation in Franklin Templeton VIP Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FFA-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

FFA-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$958.40	$1.55
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.36

*Expenses are calculated using the annualized expense ratio, net of expense waiver, for the Fund’s Class 4 shares (0.47%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

FFA-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2008 (unaudited)	Period Ended December 31, 2007[a]
Class 1

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.33	$10.00

Income from investment operations[b]:
Net investment income (loss)[c,d]	0.21	(0.19)
Net realized and unrealized gains (losses)	(1.25)	(0.48)

Total from investment operations	(1.04)	(0.67)

Net asset value, end of period	$8.29	$9.33

Total return[e]	(11.15)%	(6.70)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.15%	0.41%
Expenses net of waiver and payments by affiliates[g]	0.12%	0.41%
Net investment income (loss)[d]	6.68%	(0.41)%

Supplemental data
Net assets, end of period (000’s)	$462	$466
Portfolio turnover rate	0.90%	0.04%

aFor the period July 2, 2007 (commencement of operations) to December 31, 2007.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.65% for the period ended June 30, 2008.

The accompanying notes are an integral part of these financial statements.

FFA-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2008 (unaudited)	Period Ended December 31, 2007[a]
Class 2

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.31	$10.00

Income from investment operations[b]:
Net investment income (loss)[c,d]	0.25	(0.03)
Net realized and unrealized gains (losses)	(1.29)	(0.66)

Total from investment operations	(1.04)	(0.69)

Net asset value, end of period	$8.27	$9.31

Total return[e]	(11.17)%	(6.90)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.40%	0.66%
Expenses net of waiver and payments by affiliates[g]	0.37%	0.66%
Net investment income (loss)[d]	6.43%	(0.66)%

Supplemental data
Net assets, end of period (000’s)	$322,774	$131,710
Portfolio turnover rate	0.90%	0.04%

aFor the period July 2, 2007 (commencement of operations) to December 31, 2007.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.65% for the period ended June 30, 2008.

The accompanying notes are an integral part of these financial statements.

FFA-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

Period Ended June 30, 2008[a]
Class 4	(unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.65

Income from investment operations[b]:
Net investment income[c,d]	0.61
Net realized and unrealized gains (losses)	(0.97)

Total from investment operations	(0.36)

Net asset value, end of period	$8.29

Total return[e]	(4.16)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.50%
Expenses net of waiver and payments by affiliates[g]	0.47%
Net investment income[d]	6.33%

Supplemental data
Net assets, end of period (000’s)	$74,713
Portfolio turnover rate	0.90%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.65% for the period ended June 30, 2008.

The accompanying notes are an integral part of these financial statements.

FFA-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Long Term Investments 97.4%
Domestic Equity 32.3%
[b]Mutual Shares Securities Fund, Class 1	7,327,182	$128,592,041

Domestic Hybrid 32.6%
Franklin Income Securities Fund, Class 1	8,277,344	129,540,430

Foreign Equity 32.5%
Templeton Growth Securities Fund, Class 1	10,528,164	129,601,698

Total Investments in Underlying Funds (Cost $440,108,478) 97.4%		387,734,169
Other Assets, less Liabilities 2.6%		10,215,512

Net Assets 100.0%		$397,949,681

aSee Note 6 regarding investments in Underlying Funds.

bNon-income producing for the twelve months ended June 30, 2008.

The accompanying notes are an integral part of these financial statements.

FFA-10

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund
Assets:
Investments in Underlying Funds (Note 6):
Cost	$440,108,478

Value	$387,734,169
Cash	4,335,095
Receivables:
Investment securities sold	28,380
Capital shares sold	6,100,543

Total assets	398,198,187

Liabilities:
Payables:
Capital shares redeemed	12,098
Affiliates	178,712
Reports to shareholders	45,934
Accrued expenses and other liabilities	11,762

Total liabilities	248,506

Net assets, at value	$397,949,681

Net assets consist of:
Paid-in capital	$432,430,228
Undistributed net investment income	8,110,930
Net unrealized appreciation (depreciation)	(52,374,309)
Accumulated net realized gain (loss)	9,782,832

Net assets, at value	$397,949,681

Class 1:
Net assets, at value	$462,212

Shares outstanding	55,773

Net asset value and maximum offering price per share	$8.29

Class 2:
Net assets, at value	$322,774,304

Shares outstanding	39,037,261

Net asset value and maximum offering price per share	$8.27

Class 4:
Net assets, at value	$74,713,165

Shares outstanding	9,017,150

Net asset value and maximum offering price per share	$8.29

The accompanying notes are an integral part of these financial statements.

FFA-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 6)	$8,578,411

Expenses:
Administrative fees (Note 3a)	125,481
Distribution fees: (Note 3b)
Class 2	301,518
Class 4	19,153
Reports to shareholders	32,438
Registration and filing fees	511
Professional fees	12,806
Trustees’ fees and expenses	888
Amortization of offering costs	12,615
Other	2,653

Total expenses	508,063
Expenses waived/paid by affiliates (Note 3d)	(40,582)

Net expenses	467,481

Net investment income	8,110,930

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments in Underlying Funds	(455,976)
Realized gain distributions by Underlying Funds	10,239,758

Net realized gain (loss)	9,783,782

Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	(50,910,929)

Net realized and unrealized gain (loss)	(41,127,147)

Net increase (decrease) in net assets resulting from operations	$(33,016,217)

The accompanying notes are an integral part of these financial statements.

FFA-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton VIP Founding Funds Allocation Fund
	Six Months Ended June 30, 2008 (unaudited)	Period Ended December 31, 2007[a]

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,110,930	$(132,435)
Net realized gain (loss) from Underlying Funds	9,783,782	(950)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	(50,910,929)	(1,463,380)

Net increase (decrease) in net assets resulting from operations	(33,016,217)	(1,596,765)

Capital share transactions: (Note 2)
Class 1	50,633	500,000
Class 2	219,617,399	133,273,194
Class 4	79,121,437	—

Total capital share transactions	298,789,469	133,773,194

Net increase (decrease) in net assets	265,773,252	132,176,429
Net assets:
Beginning of period	132,176,429	—

End of period	$397,949,681	$132,176,429

Undistributed net investment income included in net assets:
End of period	$8,110,930	$—

a For the period July 2 , 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

FFA-13

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin Templeton VIP Founding Funds Allocation Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax position as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

FFA-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Period Ended December 31, 2007[b]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,781	$50,701	50,000	$500,000
Shares redeemed	(8)	(68)	—	—

Net increase (decrease)	5,773	$50,633	50,000	$500,000

Class 2 Shares:
Shares sold	26,673,781	$234,613,116	14,284,933	$134,614,945
Shares redeemed	(1,776,270)	(14,995,717)	(145,183)	(1,341,751)

Net increase (decrease)	24,897,511	$219,617,399	14,139,750	$133,273,194

Class 4 Shares:
Shares sold	9,093,943	$79,784,534
Shares redeemed	(76,793)	(663,097)

Net increase (decrease)	9,017,150	$79,121,437

[a]For	the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.
[b]For	the period July 2, 2007 (commencement of operations) to December 31, 2007.

FFA-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.10% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund’s investments in the Underlying Funds.

b. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

FT Services agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through April 30, 2009. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. After April 30, 2009, FT Services may discontinue this waiver at any time upon notice to the Fund’s Board of Trustees.

4. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$440,565,405

Unrealized appreciation	$—
Unrealized depreciation	(52,831,236)

Net unrealized appreciation (depreciation)	$(52,831,236)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

FFA-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2008, aggregated $311,433,360 and $2,258,554, respectively.

6. INVESTMENTS IN UNDERLYING FUNDS

The Fund invests primarily in the Underlying Funds which are managed by Franklin Advisers, Inc., (Advisers), an affiliate of FT Services, or an affiliate of Advisers. The Fund does not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2008, the Fund held no positions which exceed 5% of the Underlying Funds.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs.

FFA-17

FRANKLIN U.S. GOVERNMENT FUND

This semiannual report for Franklin U.S. Government Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Franklin U.S. Government Fund – Class 4 delivered a +1.54% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -0.77%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin U.S. Government Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin U.S. Government Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities and normally invests primarily in fixed and variable rate mortgage-backed securities, a significant to substantial portion of which is Ginnie Maes.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund underperformed the Lehman Brothers (LB) U.S. Government: Intermediate Index’s +2.20% return and the Lipper VIP General U.S. Government Funds Classification Average’s +1.85% return.1

Economic and Market Overview

During the six months ended June 30, 2008, the U.S. economy expanded, albeit at a sluggish pace, as gross domestic product grew at annualized rates of 0.9% and an estimated 1.9% in the first and second quarters of 2008. As the financial, labor and housing markets continued to deteriorate, investor and consumer confidence waned, which led to a pullback in consumer spending. These factors as well as upward inflationary pressures from a weak U.S. dollar and increasing food, energy and commodity prices weighed on the overall economy.

Volatile oil prices reached a historical high in June, topping $143 per barrel, before retreating to $140 by period-end. Despite inflation risks from higher food and energy costs, core inflation, which excludes such costs, remained relatively subdued at an annual 2.4% rate in June 2008.2 This level was above the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2%. The core personal consumption expenditures price index reported a 12-month increase of 2.3%.3

The Fed acted aggressively to restore liquidity and confidence to unsettled financial markets and cut interest rates four times over the six-month period, bringing the federal funds target rate to 2.00%. The Fed also implemented a series of unconventional measures aimed at easing strained credit conditions. However, since April 30, the Fed has held rates steady and indicated growing concerns about inflation as it must balance the risks of a slowing economy and rising inflationary pressures.

1. Sources: © 2008 Morningstar; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Economic Analysis.

Fund Risks: Interest rate movements and mortgage prepayment rates may impact the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund’s portfolio adjust to a rise in interest rates, the Fund’s share price may decline. U.S. government securities owned by the Fund, but not shares of the Fund, may be guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions. The Fund’s prospectus also includes a description of the main investment risks.

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Despite the Fed’s actions, U.S. Treasury prices rose and financial stocks continued to sell off for most of the reporting period. Fixed income spreads generally widened relative to Treasury yields over the period due to heightened market turbulence. Investors continued to seek the relative safety of short- and intermediate-term U.S. Treasury securities as those Treasury yields declined and the yield curve steepened. Short-term and two-year yields declined significantly, with the two-year bill yielding 2.63% at the end of June, down from 3.05% six months earlier. The 10-year U.S. Treasury note yield fell from 4.04% to 3.99% while the yield for the 30-year U.S. Treasury, which is more sensitive to inflation, increased from 4.45% to 4.53% over the same period.

Investment Strategy

Using our straightforward investment approach, we seek to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities. Analyzing securities using proprietary and nonproprietary research, we seek to identify attractive investment opportunities.

Manager’s Discussion

During the six months ended June 30, 2008, fixed income markets were volatile and uncertain, but some positive developments such as the Fed’s aggressive attempts to restore liquidity and confidence to unsettled financial markets helped set a more favorable tone. In this environment, the overall mortgage-backed securities (MBS) market performed relatively well compared with many other credit-related sectors. Over the period, Ginnie Mae (GNMA) MBS performed in line with their conventional Fannie Mae (FNMA) and Freddie Mac (FHLMC) MBS counterparts, but could not keep up with the performance of comparable high credit-quality U.S. Treasuries.

We continued to dedicate our investments significantly to GNMA MBS, which are guaranteed by the full faith and credit of the U.S. government and carry a different credit profile than those mortgage issuers recently in the news. It is important to note that Franklin U.S. Government Fund does not invest in subprime MBS.

A fundamental part of our strategy is to uncover pricing dislocations across GNMA markets. The primary risk GNMA investors are exposed to is prepayment risk — the risk of uncertain cash flows caused by prepayments in the pools’ underlying mortgages. But rather than avoid prepayment risk, we actively sought opportunities where our analysis indicated that repricing risk may have offered value. While housing

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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market volatility does not have an effect on GNMA credit quality, it can affect prepayment characteristics. With tightening credit standards and a pullback in housing and refinancing activity, prepayments declined across all coupons and program types.

Our research led us to believe that income will continue to drive GNMA performance. As a result, consistent with our investment strategy, we generally looked for opportunities in 30-year collateral bonds as opposed to their 15-year counterparts. At period-end, the Fund’s GNMA assets were allocated between the two tiers of the GNMA market, the GNMA I (comprising single-issuer pools) and GNMA II (comprising multiple-issuer pools) programs. However, over the reporting period, we made some minor adjustments to the portfolio as we exchanged some of our GNMA II 5.5% holdings for others that we felt offered better relative value. We also increased our allocation to higher coupon FNMAs, as we believed prepayment risk would continue to wane, and we generally held a higher cash position due to market volatility.

Thank you for your participation in Franklin U.S. Government Fund. We look forward to serving your future investment needs

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin U.S. Government Fund – Class 4

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$992.30	$2.95
Hypothetical (5% return before expenses)	$1,000	$1,020.49	$4.42

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (0.88%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin U.S. Government Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007		2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.89	$12.69		$12.75	$12.99	$13.22	$13.61

Income from investment operations[a]:
Net investment income[b]	0.30	0.61		0.59	0.54	0.51	0.51
Net realized and unrealized gains (losses)	(0.09)	0.22		(0.07)	(0.20)	(0.05)	(0.18)

Total from investment operations	0.21	0.83		0.52	0.34	0.46	0.33

Less distributions from net investment income	(0.67)	(0.63)		(0.58)	(0.58)	(0.69)	(0.72)

Net asset value, end of period	$12.43	$12.89		$12.69	$12.75	$12.99	$13.22

Total return[c]	1.69%	6.85%		4.31%	2.65%	3.71%	2.43%
Ratios to average net assets[d]
Expenses	0.53%	0.53%	[e]	0.54% [e]	0.52% [e]	0.54% [e]	0.53%
Net investment income	4.63%	4.83%		4.67%	4.18%	3.90%	3.79%

Supplemental data
Net assets, end of period (000’s)	$160,157	$167,700		$187,867	$217,165	$259,833	$311,864
Portfolio turnover rate	8.79%	27.50%		23.46%	21.46%	75.93%	72.09%
Portfolio turnover rate excluding mortgage dollar rolls[f]	8.79%	27.50%		23.46%	15.62%	33.63%	23.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(d) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin U.S. Government Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007		2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.71	$12.52		$12.59	$12.84	$13.08	$13.49

Income from investment operations[a]:
Net investment income[b]	0.28	0.57		0.55	0.50	0.47	0.46
Net realized and unrealized gains (losses)	(0.10)	0.22		(0.07)	(0.20)	(0.04)	(0.16)

Total from investment operations	0.18	0.79		0.48	0.30	0.43	0.30

Less distributions from net investment income	(0.64)	(0.60)		(0.55)	(0.55)	(0.67)	(0.71)

Net asset value, end of period	$12.25	$12.71		$12.52	$12.59	$12.84	$13.08

Total return[c]	1.46%	6.61%		4.02%	2.40%	3.48%	2.21%
Ratios to average net assets[d]
Expenses	0.78%	0.78%	[e]	0.79% [e]	0.77% [e]	0.79% [e]	0.78%
Net investment income	4.38%	4.58%		4.42%	3.93%	3.65%	3.54%

Supplemental data
Net assets, end of period (000’s)	$387,210	$379,386		$374,323	$379,662	$332,373	$240,047
Portfolio turnover rate	8.79%	27.50%		23.46%	21.46%	75.93%	72.09%
Portfolio turnover rate excluding mortgage dollar rolls[f]	8.79%	27.50%		23.46%	15.62%	33.63%	23.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(d) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin U.S. Government Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.19

Income from investment operations[b]:
Net investment income[c]	0.18
Net realized and unrealized gains (losses)	(0.29)

Total from investment operations	(0.11)

Less distributions from net investment income	(0.67)

Net asset value, end of period	$12.41

Total return[d]	(0.77)%
Ratios to average net assets[e]
Expenses	0.88%
Net investment income	4.28%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	8.79%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Franklin U.S. Government Fund	Principal Amount	Value
Mortgage-Backed Securities 73.6%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 5.992%, 2/01/19	$159,693	$161,787
FHLMC, 6.395%, 6/01/22	223,589	225,269

		387,056

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.5%
FHLMC Gold 15 Year, 6.50%, 7/01/08	1,697	1,703
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34	9,017,943	8,694,384
FHLMC Gold 30 Year, 5.00%, 6/01/37	6,523,428	6,257,522
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35	4,401,090	4,355,831
FHLMC Gold 30 Year, 5.50%, 11/01/34	9,594,586	9,489,646
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	10,086,508	10,248,805
FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35	4,007,846	4,162,895
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32	1,342,754	1,421,005
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	76,052	82,339
FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22	55,428	59,860
FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31	1,907,387	2,113,456
FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17	18,443	19,739
FHLMC PC 30 Year, 8.50%, 9/01/20	2,904	3,182

		46,910,367

[a]Federal National Mortgage Association (FNMA) Adjustable Rate 0.4%
FNMA, 6.071%, 1/01/18	1,434,887	1,441,368
FNMA, 6.262%, 9/01/18	469,013	471,485
FNMA, 6.336%, 2/01/19	218,285	218,819
FNMA, 6.673%, 3/01/20	125,909	129,066
FNMA, 7.267%, 7/01/19	177,852	178,034

		2,438,772

Federal National Mortgage Association (FNMA) Fixed Rate 15.6%
FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17	1,676,045	1,703,284
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	1,746,990	1,797,208
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35	9,335,685	8,988,797
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	16,845,630	16,688,540
FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34	3,026,386	3,065,745
FNMA 30 Year, 6.00%, 2/01/36	7,699,600	7,780,055
FNMA 30 Year, 6.00%, 2/01/36	7,277,372	7,353,415
FNMA 30 Year, 6.00%, 3/01/36	12,823,507	12,957,505
FNMA 30 Year, 6.00%, 2/01/37	7,000,000	7,071,657
FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32	3,274,703	3,407,718
FNMA 30 Year, 6.50%, 9/01/36	7,500,000	7,733,056
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	144,912	156,649
FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25	311,710	338,468
FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21	5,997	6,549
FNMA 30 Year, 9.00%, 10/01/26	648,183	717,248
FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20	71,917	78,195
FNMA PL 30 Year, 5.50%, 4/01/34	5,457,099	5,387,523

		85,231,612

Government National Mortgage Association (GNMA) Fixed Rate 49.0%
GNMA I SF 30 Year, 5.00%, 6/15/30 - 9/15/36	32,903,835	32,003,300
GNMA I SF 30 Year, 5.50%, 11/15/28 - 6/15/37	43,485,077	43,425,955
GNMA I SF 30 Year, 5.50%, 4/15/37	8,861,816	8,835,248
GNMA I SF 30 Year, 6.00%, 11/15/23 - 4/15/37	33,313,550	33,908,530

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I SF 30 Year, 6.00%, 2/15/37	$7,051,517	$7,169,960
GNMA I SF 30 Year, 6.50%, 5/15/23 - 5/15/37	11,179,194	11,612,405
GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32	3,068,487	3,274,159
GNMA I SF 30 Year, 7.50%, 2/15/17 - 3/15/32	1,445,728	1,555,307
GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24	848,055	925,468
GNMA I SF 30 Year, 8.25%, 4/15/25	21,200	23,250
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	231,573	255,857
GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20	98,523	107,862
GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21	289,853	321,187
GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21	204,641	230,399
GNMA II SF 30 Year, 5.00%, 9/20/33	12,082,362	11,706,135
[b]GNMA II SF 30 Year, 5.00%, 10/20/33 - 7/01/35	5,065,573	4,907,567
GNMA II SF 30 Year, 5.00%, 8/20/35	8,280,311	8,014,773
GNMA II SF 30 Year, 5.50%, 5/20/34 - 4/20/38	31,559,037	31,408,003
GNMA II SF 30 Year, 5.50%, 2/20/35	5,990,869	5,961,714
GNMA II SF 30 Year, 5.50%, 2/20/36	23,346,650	23,228,446
GNMA II SF 30 Year, 5.50%, 6/20/38	7,000,000	6,962,607
GNMA II SF 30 Year, 6.00%, 11/20/23 - 5/20/36	9,363,910	9,518,966
GNMA II SF 30 Year, 6.00%, 9/20/34	7,475,324	7,597,439
GNMA II SF 30 Year, 6.00%, 1/20/36	10,969,511	11,140,905
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	3,198,841	3,314,199
GNMA II SF 30 Year, 7.00%, 5/20/32	52,875	56,179
GNMA II SF 30 Year, 7.50%, 12/20/27 - 4/20/34	588,291	630,695
GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26	49,208	53,420
GNMA II SF 30 Year, 9.50%, 4/20/25	10,891	12,182

		268,162,117

Total Mortgage-Backed Securities (Cost $404,813,566)		403,129,924

U.S. Government and Agency Securities 22.7%
FFCB, 4.45%, 8/27/10	15,000,000	15,368,550
FHLB, 2.75%, 6/18/10	6,000,000	5,950,422
3.625%, 5/29/13	4,500,000	4,404,613
4.875%, 5/14/10	10,000,000	10,312,750
5.125%, 8/14/13	11,000,000	11,492,998
5.375%, 8/19/11	12,000,000	12,639,636
FHLMC, 5.125%, 11/17/17	10,000,000	10,307,980
[c]FICO, 15, Strip, 3/07/16	15,000,000	10,807,350
16, Strip, 10/05/10	4,745,000	4,443,740
HUD, 96-A, 7.63%, 8/01/14	3,540,000	3,548,701
7.66%, 8/01/15	3,610,000	3,618,718
SBA, 1995-20L, 1, PC, 6.45%, 12/01/15	728,727	741,257
1996-20L, 1, PC, 6.70%, 12/01/16	828,762	848,559
1997-20G, 1, PC, 6.85%, 7/01/17	981,876	1,003,994
1998-20I, 1, PC, 6.00%, 9/01/18	2,800,328	2,839,211
[a]FRN, 4.85%, 6/25/19	465,457	460,946
[a]FRN, 5.125%, 3/25/18	758,669	776,491

FUS-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
U.S. Government and Agency Securities (continued)
TVA, 5.88%, 4/01/36	$10,000,000	$10,835,480
zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42	6,000,000	5,283,090
U.S. Treasury Note, 4.75%, 5/15/14	8,000,000	8,587,504

Total U.S. Government and Agency Securities (Cost $117,611,357)		124,271,990

Total Investments before Short Term Investment (Cost $522,424,923)		527,401,914

Short Term Investment (Cost $17,420,398) 3.2%
Repurchase Agreement 3.2%
[d]Joint Repurchase Agreement, 2.173%, 7/01/08 (Maturity Value $17,421,449)	17,420,398	17,420,398

ABN AMRO Bank NV, New York Branch (Maturity Value $1,783,956)

Banc of America Securities LLC (Maturity Value $1,783,956)

Barclays Capital Inc. (Maturity Value $1,783,956)

Deutsche Bank Securities Inc. (Maturity Value $1,783,956)

Dresdner Kleinwort Securities LLC (Maturity Value $1,783,956)

Goldman, Sachs & Co. (Maturity Value $1,783,956)

Lehman Brothers Inc. (Maturity Value $1,828,381)

Merrill Lynch Government Securities Inc. (Maturity Value $1,783,956)

Morgan Stanley & Co. Inc. (Maturity Value $1,321,420)

UBS Securities LLC (Maturity Value $1,783,956)

Collateralized by U.S. Government Agency Securities, 1.95% - 6.25%, 7/24/08 - 6/17/13;
[c]U.S. Government Agency Discount Notes, 10/20/08 - 8/01/12; and U.S. Treasury Notes,
 3.50% - 4.75%, 12/31/08 - 5/31/13

Total Investments (Cost $539,845,321) 99.5%		544,822,312
Other Assets, less Liabilities 0.5%		2,549,922

Net Assets 100.0%		$547,372,234

Selected Portfolio Abbreviations

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FICO - Financing Corp.

FRN - Floating Rate Note

GL - Government Loan

HUD - Housing and Urban Development

PC - Participation Certificate

PL - Project Loan

SBA - Small Business Administration

SF - Single Family

TVA - Tennessee Valley Authority

aThe coupon rate shown represents the rate at period end.

bA portion or all of the security purchased on a TBA basis. See Note 1(c).

cThe security is traded on a discount basis with no stated coupon rate.

dSee Note 1(b) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

FUS-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Franklin U.S. Government Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$522,424,923
Cost - Repurchase agreements	17,420,398

Total cost of investments	$539,845,321

Value - Unaffiliated issuers	$527,401,914
Value - Repurchase agreements	17,420,398

Total value of investments	544,822,312
Receivables:
Investment securities sold	2,950,434
Capital shares sold	808,222
Interest	3,191,710

Total assets	551,772,678

Liabilities:
Payables:
Investment securities purchased	2,934,703
Capital shares redeemed	953,589
Affiliates	383,646
Accrued expenses and other liabilities	128,506

Total liabilities	4,400,444

Net assets, at value	$547,372,234

Net assets consist of:
Paid-in capital	$550,301,683
Undistributed net investment income	11,908,730
Net unrealized appreciation (depreciation)	4,976,991
Accumulated net realized gain (loss)	(19,815,170)

Net assets, at value	$547,372,234

Class 1:
Net assets, at value	$160,157,494

Shares outstanding	12,889,601

Net asset value and maximum offering price per share	$12.43

Class 2:
Net assets, at value	$387,210,035

Shares outstanding	31,597,317

Net asset value and maximum offering price per share	$12.25

Class 4:
Net assets, at value	$4,705

Shares outstanding	379

Net asset value and maximum offering price per share	$12.41

The accompanying notes are an integral part of these financial statements.

FUS-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Franklin U.S. Government Fund
Investment income:
Interest	$14,367,859

Expenses:
Management fees (Note 3a)	1,376,286
Distribution fees: (Note 3c)
Class 2	490,964
Class 4	6
Unaffiliated transfer agent fees	369
Custodian fees (Note 4)	4,696
Reports to shareholders	68,732
Professional fees	16,638
Trustees’ fees and expenses	1,382
Other	11,771

Total expenses	1,970,844

Net investment income	12,397,015

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(55,313)
Net change in unrealized appreciation (depreciation) on investments	(3,874,281)

Net realized and unrealized gain (loss)	(3,929,594)

Net increase (decrease) in net assets resulting from operations	$8,467,421

The accompanying notes are an integral part of these financial statements.

FUS-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin U.S. Government Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$12,397,015	$26,302,871
Net realized gain (loss) from investments	(55,313)	(209,663)
Net change in unrealized appreciation (depreciation) on investments	(3,874,281)	10,101,095

Net increase (decrease) in net assets resulting from operations	8,467,421	36,194,303

Distributions to shareholders from net investment income:
Class 1	(8,197,357)	(8,563,032)
Class 2	(19,267,295)	(18,820,597)
Class 4	(253)	—

Total distributions to shareholders	(27,464,905)	(27,383,629)

Capital share transactions: (Note 2)
Class 1	(2,112,828)	(23,075,720)
Class 2	21,391,471	(839,107)
Class 4	5,000	—

Total capital share transactions	19,283,643	(23,914,827)

Net increase (decrease) in net assets	286,159	(15,104,153)
Net assets:
Beginning of period	547,086,075	562,190,228

End of period	$547,372,234	$547,086,075

Undistributed net investment income included in net assets:
End of period	$11,908,730	$26,976,620

The accompanying notes are an integral part of these financial statements.

FUS-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Franklin U.S. Government Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 78.22% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2008. The joint repurchase agreement is valued at cost.

FUS-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Securities Purchased on a TBA Basis

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may earn interest on the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FUS-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	284,427	$3,707,068	191,572	$2,420,954
Shares issued in reinvestment of distributions	670,266	8,197, 357	707,689	8,563,032
Shares redeemed	(1,072,726)	(14,017,253)	(2,694,671)	(34,059,706)

Net increase (decrease)	(118,033)	$(2,112,828)	(1,795,410)	$(23,075,720)

Class 2 Shares:
Shares sold	5,164,079	$66,541,987	6,944,293	$86,774,866
Shares issued in reinvestment of distributions	1,597,620	19,267,295	1,576,264	18,820,597
Shares redeemed	(5,017,513)	(64,417,811)	(8,564,549)	(106,434,570)

Net increase (decrease)	1,744,186	$21,391,471	(43,992)	$(839,107)

Class 4 Shares:
Shares sold	379	$5,000

[a]For	the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FUS-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2008	$5,752,213
2011	4,558,723
2012	3,331,578
2013	2,102,640
2014	1,618,397
2015	2,329,071

$19,692,622

FUS-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

5. INCOME TAXES (continued)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized capital losses of $65,879.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$540,385,693

Unrealized appreciation	$9,145,424
Unrealized depreciation	(4,708,805)

Net unrealized appreciation (depreciation)	$4,436,619

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar rolls, paydown losses and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, mortgage dollar rolls, paydown losses and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $47,164,538 and $46,509,215, respectively.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the Fund’s investments in securities carried at fair value were in Level 2 inputs.

FUS-20

MUTUAL DISCOVERY SECURITIES FUND

This semiannual report for Mutual Discovery Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Mutual Discovery Securities Fund – Class 4 had a -10.59% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -4.31%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Discovery Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Mutual Discovery Securities Fund seeks capital appreciation. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks, the Fund performed better than the Standard & Poor’s 500 Index (S&P 500), which had a -11.91% total return, and performed comparably with the Morgan Stanley Capital International (MSCI) World Index, which had a -10.25% total return for the same period.1

Economic and Market Overview

In the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. Investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Some economists speculated whether the U.S. would enter a recession while others believed one was already under way. Many agreed, however, that the slowing U.S. economy — which is the world’s largest and accounts for roughly 25% of global gross domestic product — could have a meaningfully negative impact on growth prospects around the world.2 Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities’ prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. Many of the world’s monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Global Insight.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s prospectus also includes a description of the main investment risks.

4.25%, the European Central Bank maintained rates at 4.00%. Overall, rising inflation led more than three-quarters of the world’s central banks to raise rates as of the end of June, according to Merrill Lynch’s estimate. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world’s currencies, and the dollar’s weakness contributed to higher commodities’ prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, many global equity markets were volatile, and a majority of them declined over the six-month period. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies’ balance sheets remained relatively strong. Many financial institutions were hurt by their subprime loan exposure, but abundant global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, we will generally seek to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

Some of the Fund’s top contributors to performance were broad equity market index put options, which allow holders to profit if the market declines within a preset period of time. The Fund began purchasing such options in May 2007 and held a position throughout the reporting period. Purchased to hedge our equity investments from the broader market’s downdrafts, the put options contributed to Fund performance and helped offset some of the broad equity market’s negative impact on other portfolio securities. Among the Fund’s best performing individual stock investments were those exposed to the cyclically strong commodities markets, including Kloeckner & Co., a trader and distributor of steel and metal-based products, and Seadrill, a Norwegian oil and gas drilling company. KT&G, a South Korean tobacco and ginseng producer, also was a significant contributor to the Fund’s performance.

Shares of Germany-based Kloeckner, the largest independent distributor of steel and metal-based products, advanced nearly 36% in local currency during the six-month period. Industry-wide tight inventories and unprecedented steel price increases in Europe and the U.S. drove Kloeckner’s earnings and projections significantly higher. Kloeckner beat market expectations in 2008’s first quarter, and with earnings growth seemingly accelerating in the second quarter, company management upgraded its overall earnings guidance for fiscal year 2008. In the meantime, Kloeckner continued to consolidate the industry by making value-accretive acquisitions in the U.S. and Switzerland.

Seadrill shares rose almost 21% in local currency in the first half of 2008 driven by several positive developments. As oil prices reached

Top 10 Sectors/Industries

Mutual Discovery Securities Fund

Based on Equity Securities

6/30/08

% of Total Net Assets

Tobacco	13.6%

Food Products	7.9%

Commercial Banks	6.5%

Beverages	6.1%

Energy Equipment & Services	5.5%

Insurance	5.3%

Industrial Conglomerates	5.0%

Media	4.4%

Diversified Financial Services	2.5%

Real Estate	2.5%

record highs, the market remained tight for ultra-deepwater oil exploration and production vessels. The company was able to lease three of its 15 ultra-deepwater vessels to Brazilian oil company Petrobras for an unusually long period of six years, and at day rates that approached $600,000. These contracts exceeded many analysts’ expectations. In addition, Seadrill began to sell and lease back some of its fleet, solidifying its ability to pay dividends. The company started paying a dividend in the second quarter of 2008, which was earlier than investors had expected. Furthermore, we believe there is potential for future dividends considering some analysts estimated that as the sale and lease-back program progresses, Seadrill could pay cumulative dividends of up to 120 Norwegian krone per share through 2012, or approximately 77% of its 155.75 krone share price on June 30, 2008. Also during the period, the company ordered several new rigs, scheduled for delivery in 2010. Investors viewed this development as a signal of management’s confidence that the cycle could last longer than initially expected. Finally, some experts have suggested that Brazil’s new oil discoveries in the Atlantic Ocean’s Santos Basin could require up to 45 ultra-deep rigs, which is three times larger than Seadrill’s current ultra-deep offshore rig fleet, already the largest such portfolio in the world.

The share price of leading South Korean tobacco company KT&G appreciated 13% in local currency terms. It benefited from stable raw materials costs and resilient domestic cigarette consumption, as consumer demand is fairly inelastic. There was also no threat of a tax hike for its products, nor a decrease in volumes. KT&G’s growing ginseng business continued to be robust due to high demand for healthy products and expansion of distribution channels. Related sales grew at double-digit rates with high profit margins. The company also continued its shareholder-friendly policy of returning cash to shareholders. Despite its strong fundamentals, KT&G stock generally traded below its global peer group, which prompted many analysts to recommend KT&G among their top picks.

Unfortunately, the Fund was not immune to the widespread crisis in the financial services sector, which included two of our biggest detractors from overall performance, Belgian bank Fortis and German securities exchange platform provider Deutsche Boerse. Norwegian conglomerate Orkla’s share price also dropped.

Fortis shares fell more than 40% in local currency during the first half of 2008 as banks suffered globally due to the ongoing U.S. subprime

Top 10 Holdings

Mutual Discovery Securities Fund

6/30/08

Company Sector/Industry, Country	% of Total Net Assets

KT&G Corp.	3.5%
Tobacco, South Korea

Carlsberg AS, A & B	3.3%
Beverages, Denmark

British American Tobacco PLC	3.2%
Tobacco, U.K.

Imperial Tobacco Group PLC	2.9%
Tobacco, U.K.

Berkshire Hathaway Inc., A & B	2.5%
Insurance, U.S.

Japan Tobacco Inc.	2.3%
Tobacco, Japan

Pernod Ricard SA	1.8%
Beverages, France

Nestle SA	1.7%
Food Products, Switzerland

Carrefour SA	1.7%
Food & Staples Retailing, France

Orkla ASA	1.5%
Industrial Conglomerates, Norway

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

mortgage crisis and deceleration of the U.S. and European economies. In addition, Fortis’ stock dropped as the company raised capital to strengthen its balance sheet after the sale of non-core assets failed to generate expected proceeds.

Shares of Frankfurt-based Deutsche Boerse fell on investor concerns about declining equity and derivatives trade volumes on the exchanges it operates. Despite overall growth in revenues and earnings, the company subsequently confirmed the drop in equity volumes and decelerating derivatives trading growth rates. Thus, Deutsche Boerse shares lost almost 46% in local currency for the six months under review.

Orkla reported good results in 2008’s first quarter while its management continued to refocus the company by selling its remaining media assets and its eastern European food operations, which had below-average profitability. However, those positive developments were offset by a 52% decline in local currency of Renewable Energy Corp. (REC), a company in which Orkla owns a stake of just under 40%. REC’s stock price declined after it provided operating profit, capital expenditure and production start-up guidance for 2008 that failed to meet market expectations. The fall in REC shares contributed to a nearly 36% price decline in local currency for Orkla shares.

Finally, investors should note that we maintained our currency hedging posture of being generally hedged to the U.S. dollar for most of our non-U.S. holdings. Since the dollar was weaker compared with most foreign currencies during the first half of 2008, the Fund benefited slightly by being less than fully hedged.

Thank you for your participation in Mutual Discovery Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Discovery Securities Fund – Class 4

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$956.90	$4.31
Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.57

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (1.31%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Discovery Securities Fund

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31,
Class 1			2007	2006	2005		2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.08		$22.05	$18.85	$16.44		$14.04		$11.06

Income from investment operations[a]:
Net investment income[b]	0.30		0.47	0.52	0.25		0.26		0.19
Net realized and unrealized gains (losses)	(2.83)		2.22	3.69	2.40		2.31		3.01

Total from investment operations	(2.53)		2.69	4.21	2.65		2.57		3.20

Less distributions from:
Net investment income	—		(0.38)	(0.25)	(0.24)		(0.17)		(0.22)
Net realized gains	—		(0.28)	(0.76)	—		—		—

Total distributions	—		(0.66)	(1.01)	(0.24)		(0.17)		(0.22)

Net asset value, end of period	$21.55		$24.08	$22.05	$18.85		$16.44		$14.04

Total return[c]	(10.51)%		12.17%	23.32%	16.28%		18.55%		29.19%
Ratios to average net assets[d]
Expenses[e]	0.98%	[f]	0.97% [f]	1.03% [f]	1.02%	[f]	1.01%	[f]	1.04%
Expenses - excluding dividend expense on securities sold short	0.96%	[f]	0.97% [f]	1.00% [f]	1.00%	[f]	1.00%	[f]	1.01%
Net investment income	2.71%		1.96%	2.44%	1.37%		1.71%		1.48%

Supplemental data
Net assets, end of period (000’s)	$114,076		$142,751	$146,229	$136,508		$137,703		$134,332
Portfolio turnover rate	5.82%		28.20%	19.83%	22.94%		29.81%		41.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend expenses on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Discovery Securities Fund

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31,
Class 2			2007	2006	2005		2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.69		$21.73	$18.60	$16.25		$13.90		$10.97

Income from investment operations[a]:
Net investment income[b]	0.27		0.40	0.43	0.19		0.21		0.13
Net realized and unrealized gains (losses)	(2.78)		2.18	3.68	2.38		2.30		3.02

Total from investment operations	(2.51)		2.58	4.11	2.57		2.51		3.15

Less distributions from:
Net investment income	—		(0.34)	(0.22)	(0.22)		(0.16)		(0.22)
Net realized gains	—		(0.28)	(0.76)	—		—		—

Total distributions	—		(0.62)	(0.98)	(0.22)		(0.16)		(0.22)

Net asset value, end of period	$21.18		$23.69	$21.73	$18.60		$16.25		$13.90

Total return[c]	(10.60)%		11.85%	23.06%	15.97%		18.19%		28.99%
Ratios to average net assets[d]
Expenses[e]	1.23%	[f]	1.22% [f]	1.28% [f]	1.28%	[f]	1.26%	[f]	1.29%
Expenses - excluding dividend expense on securities sold short	1.21%	[f]	1.22% [f]	1.25% [f]	1.25%	[f]	1.25%	[f]	1.26%
Net investment income	2.46%		1.71%	2.19%	1.12%		1.46%		1.23%

Supplemental data
Net assets, end of period (000’s)	$1,613,386		$1,867,484	$1,365,575	$811,975		$403,560		$160,371
Portfolio turnover rate	5.82%		28.20%	19.83%	22.94%		29.81%		41.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend expenses on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Discovery Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.50

Income from investment operations[b]:
Net investment income[c]	0.18
Net realized and unrealized gains (losses)	(1.15)

Total from investment operations	(0.97)

Net asset value, end of period	$21.53

Total return[d]	(4.31)%
Ratios to average net assets[e]
Expenses[f]	1.33%	[g]
Expenses - excluding dividend expense on securities sold short	1.31%	[g]
Net investment income	2.36%

Supplemental data
Net assets, end of period (000’s)	$7,243
Portfolio turnover rate	5.82%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expenses on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests 78.5%
Airlines 0.2%
[a]ACE Aviation Holdings Inc., A	Canada	106,080	$1,668,627
[a,b]ACE Aviation Holdings Inc., A, 144A	Canada	5,465	85,964
[a]Northwest Airlines Corp.	United States	214,867	1,431,014
[a,c]Northwest Airlines Corp., Contingent Distribution	United States	8,167,000	51,044

			3,236,649

Auto Components 0.0%[d]
[a,c,e]Collins & Aikman Products Co., Contingent Distribution	United States	218,724	—
[a]Dana Holding Corp.	United States	97,023	519,073
[a,c]Dana Holding Corp., Contingent Distribution	United States	2,673,000	193,793

			712,866

Automobiles 0.2%
[a,f,g]International Automotive Components Group Brazil LLC	Brazil	355,744	1,465,629
[a,f,g]International Automotive Components Group Japan LLC	Japan	74,174	431,217
[a,f,g]International Automotive Components Group LLC	Luxembourg	1,512,200	1,181,633
[a,f,g]International Automotive Components Group NA LLC, A	United States	1,353,608	1,034,292

			4,112,771

Beverages 6.1%
Brown-Forman Corp., A	United States	7,400	562,548
Carlsberg AS, A	Denmark	7,100	685,085
Carlsberg AS, B	Denmark	579,394	55,967,391
[a]Dr. Pepper Snapple Group Inc.	United States	108,397	2,274,169
Fomento Economico Mexicano SAB de CV, ADR	Mexico	180,900	8,232,759
Lotte Chilsung Beverage Co. Ltd.	South Korea	7,047	6,807,947
[h]Pernod Ricard SA	France	307,796	31,623,778

			106,153,677

Building Products 0.6%
Armstrong World Industries Inc.	United States	18,862	551,148
[a,c]Armstrong World Industries Inc., Contingent Distribution	United States	218,000	1,090
KCC Corp.	South Korea	18,824	7,833,590
[a]Owens Corning Inc.	United States	86,601	1,970,173

			10,356,001

Capital Markets 1.0%
Legg Mason Inc.	United States	97,620	4,253,303
[a]Marfin Investment Group Holdings SA	Greece	1,689,407	13,353,905

			17,607,208

Chemicals 1.1%
[a,c,e]Dow Corning Corp., Contingent Distribution	United States	300,000	—
Sika AG	Switzerland	12,390	19,503,789

			19,503,789

Commercial Banks 6.1%
Banco Popolare SpA	Italy	1,029,557	18,286,465
BNP Paribas SA	France	215,306	19,507,259
Danske Bank AS	Denmark	392,608	11,356,635
[a,g]Elephant Capital Holdings Ltd.	Japan	1,903	205,777
Hypo Real Estate Holding AG	Germany	109,079	3,052,101

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Commercial Banks (continued)
Intesa Sanpaolo SpA	Italy	1,242,919	$7,099,381
Mitsubishi UFJ Financial Group Inc.	Japan	616,703	5,466,185
[a,g]NCB Warrant Holdings Ltd., A	Japan	9,306	90,964
PacWest Bancorp	United States	58,619	872,251
Societe Generale, A	France	129,811	11,301,299
Sumitomo Mitsui Financial Group Inc.	Japan	1,693	12,741,553
Svenska Handelsbanken AB, A	Sweden	276,001	6,574,834
Swedbank AB, A	Sweden	232,801	4,502,285
U.S. Bancorp	United States	157,064	4,380,515

			105,437,504

Commercial Services & Supplies 0.4%
[a]Comdisco Holding Co. Inc.	United States	44	420
[a,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	2,066,357	—
Teleperformance	France	177,196	6,540,061

			6,540,481

Computers & Peripherals 0.3%
[a,g]DecisionOne Corp.	United States	21,716	—
[a,g]DecisionOne Corp., wts., 6/08/17	United States	11,923	—
[a]Dell Inc.	United States	206,950	4,528,066

			4,528,066

Construction Materials 0.4%
Ciments Francais SA	France	22,650	3,712,338
Hanil Cement Co. Ltd.	South Korea	32,560	2,769,078

			6,481,416

Consumer Finance 0.7%
American Express Co.	United States	900	33,903
[a,g]Cerberus CG Investor I LLC	United States	2,161,828	1,125,688
[a,g]Cerberus CG Investor II LLC	United States	2,161,828	1,125,687
[a,g]Cerberus CG Investor III LLC	United States	1,080,914	562,844
[a,g]Cerberus FIM Investors Auto Finance LLC	United States	598,507	199,660
[a,g]Cerberus FIM Investors Commercial Finance LLC	United States	49,854	16,631
[a,g]Cerberus FIM Investors Commercial Mortgage LLC	United States	93,443	31,172
[a,g]Cerberus FIM Investors Insurance LLC	United States	457,037	152,466
[a,g]Cerberus FIM Investors Rescap LLC	United States	850,909	283,861
[a]SLM Corp.	United States	416,420	8,057,727

			11,589,639

Diversified Banks 0.5%
[a,g,i]The Bankshares Inc.	United States	800,000	8,000,000

Diversified Financial Services 2.5%
Deutsche Boerse AG	Germany	145,506	16,425,165
Fortis	Belgium	1,525,930	24,435,759
[a]Fortis VVPR Strip	Belgium	467,662	7,364
Guinness Peat Group PLC	United Kingdom	2,555,610	2,665,102
[a,c]Marconi Corp., Contingent Distribution	United Kingdom	1,739,100	—

			43,533,390

Diversified Telecommunication Services 0.6%
[a,f,g]AboveNet Inc.	United States	17,729	886,450
[a,f,g]AboveNet Inc., stock grant, grant price $20.95, expiration date 9/09/13	United States	23	640

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services (continued)
[a,f,g]AboveNet Inc., wts., 9/08/08	United States	628	$20,096
[a,f,g]AboveNet Inc., wts., 9/08/10	United States	739	21,283
[a,c,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
Koninklijke (Royal) KPN NV	Netherlands	561,200	9,631,955

			10,560,424

Energy Equipment & Services 5.5%
Bourbon SA	France	120,569	7,497,096
[a]BW Offshore Ltd.	Norway	3,825,934	12,022,260
[a]Compagnie Generale de Geophysique SA	France	345,440	16,345,092
[a]Dockwise Ltd.	Norway	1,450,420	5,412,227
[a,g]MPF Corp. Ltd.	Norway	1,460,000	501,787
[a]Petroleum Geo-Services ASA	Norway	204,624	5,023,371
[a]Pride International Inc.	United States	319,600	15,113,884
Seadrill Ltd.	Bermuda	758,477	23,200,596
[a]Transocean Inc.	United States	65,223	9,939,333

			95,055,646

Food & Staples Retailing 2.0%
Carrefour SA	France	506,111	28,657,330
CVS Caremark Corp.	United States	145,008	5,737,966

			34,395,296

Food Products 7.9%
Cadbury PLC	United Kingdom	578,120	7,284,880
Cermaq ASA	Norway	113,664	1,356,119
CSM NV	Netherlands	441,585	15,429,146
Farmer Brothers Co.	United States	61,700	1,304,955
Groupe Danone	France	319,916	22,466,793
[a]Lighthouse Caledonia ASA	Norway	161,457	190,255
Lotte Confectionary Co. Ltd.	South Korea	5,166	6,264,361
[a,h]Marine Harvest	Norway	20,520,644	15,072,707
Nestle SA	Switzerland	660,600	29,851,489
Nong Shim Co. Ltd.	South Korea	24,215	5,171,574
Premier Foods PLC	United Kingdom	2,683,654	5,105,917
Rieber & Son ASA	Norway	400,605	3,512,906
Wm. Wrigley Jr. Co.	United States	300,193	23,349,012

			136,360,114

Health Care Providers & Services 1.4%
[a,g]Kindred Healthcare Inc.	United States	69,402	1,896,201
[a,g]Kindred Healthcare Inc., stock grants, grant price $18.15, expiration date 7/17/11	United States	241	2,210
grant price $19.87, expiration date 1/01/12	United States	73	544
grant price $6.94, expiration date 1/01/13	United States	73	1,488
grant price $19.87, expiration date 1/01/14	United States	73	544
grant price $21.33, expiration date 1/10/15	United States	45	270
grant price $22.08, expiration date 1/10/16	United States	31	163
grant price $19.40, expiration date 1/10/17	United States	15	119
[a]PharMerica Inc.	United States	25,402	573,831
Quest Diagnostics Inc.	United States	154,000	7,464,380
Rhoen-Klinikum AG	Germany	456,430	14,373,894

			24,313,644

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Hotels, Restaurants & Leisure 0.0%[d]
[a]Trump Entertainment Resorts Inc.	United States	67,079	$128,121

Industrial Conglomerates 5.0%
Jardine Matheson Holdings Ltd.	Hong Kong	404,192	12,529,952
Jardine Strategic Holdings Ltd.	Hong Kong	1,157,438	19,676,446
Keppel Corp. Ltd.	Singapore	1,865,494	15,275,536
[f]Orkla ASA	Norway	2,009,757	25,813,682
Siemens AG	Germany	114,265	12,616,108

			85,911,724

Insurance 5.3%
[a]Alleghany Corp.	United States	3,988	1,324,215
Allianz SE	Germany	68,510	12,061,599
American International Group Inc.	United States	66,100	1,749,006
Assicurazioni Generali SpA	Italy	142,004	5,449,120
[a]Berkshire Hathaway Inc., A	United States	45	5,433,750
[a]Berkshire Hathaway Inc., B	United States	9,427	37,821,124
[a]Conseco Inc.	United States	306,820	3,043,655
E-L Financial Corp. Ltd.	Canada	8,478	4,673,847
Hartford Financial Services Group Inc.	United States	40,800	2,634,456
[a,g]Imagine Group Holdings Ltd.	Bermuda	451,787	5,525,355
Old Republic International Corp.	United States	133,325	1,578,568
[a,g]Olympus Re Holdings Ltd.	United States	2,140	6,470
White Mountains Insurance Group Ltd.	United States	9,496	4,073,784
Zurich Financial Services AG	Switzerland	28,287	7,241,361

			92,616,310

Machinery 1.8%
[a]Aker Yards ASA	Norway	665,370	8,885,887
[a,g]Motor Coach Industries International Inc., wts., 5/27/09	United States	1	—
Schindler Holding AG	Switzerland	266,386	19,858,340
Schindler Holding AG, Registered	Switzerland	42,060	3,149,868

			31,894,095

Media 4.4%
[a]Adelphia Recovery Trust	United States	5,379,562	268,978
[a,c]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	166,313
[a,c]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
CJ CGV Co. Ltd.	South Korea	92,310	1,437,795
Daekyo Co. Ltd.	South Korea	37,430	2,496,526
[a]Eutelsat Communications	France	785,069	21,867,842
News Corp., A	United States	661,780	9,953,171
[a]Premiere AG	Germany	451,931	9,962,548
[a]Time Warner Cable Inc., A	United States	115,094	3,047,689
Time Warner Inc.	United States	825,810	12,221,988
[a,e]TVMAX Holdings Inc.	United States	8,935	—
[a]Viacom Inc., B	United States	163,920	5,006,117
Virgin Media Inc.	United Kingdom	420,638	5,724,883
WPP Group PLC	United Kingdom	385,950	3,723,442

			75,877,292

Metals & Mining 0.3%
[a,g]Esmark Inc.	United States	324,727	5,587,902

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Multi-Utilities 1.5%
Energy East Corp.	United States	152,680	$3,774,249
NorthWestern Corp.	United States	18,443	468,821
[a,c]NorthWestern Corp., Contingent Distribution	United States	552,880	40,570
RWE AG	Germany	138,824	17,476,453
Suez SA	France	63,867	4,348,430

			26,108,523

Multiline Retail 0.3%
Jelmoli Holding AG	Switzerland	2,285	5,916,618

Oil, Gas & Consumable Fuels 1.7%
BP PLC	United Kingdom	623,423	7,244,050
BP PLC, ADR	United Kingdom	9,000	626,130
Royal Dutch Shell PLC, A	United Kingdom	393,617	16,198,195
Total SA, B	France	49,296	4,207,084
Total SA, B, ADR	France	19,340	1,649,122

			29,924,581

Paper & Forest Products 1.0%
[a]Domtar Corp.	United States	320,506	1,746,758
Weyerhaeuser Co.	United States	295,340	15,103,687

			16,850,445

Personal Products 0.2%
Amorepacific Corp.	South Korea	6,873	4,255,809

Pharmaceuticals 1.5%
Novartis AG	Switzerland	249,811	13,756,112
Pfizer Inc.	United States	466,520	8,150,104
Sanofi-Aventis	France	49,333	3,295,952

			25,202,168

Real Estate 2.5%
[e]Canary Wharf Group PLC	United Kingdom	185,900	1,444,162
Great Eagle Holdings Ltd.	Hong Kong	1,613,524	4,759,505
Link REIT	Hong Kong	9,087,288	20,698,353
Swire Pacific Ltd., A	Hong Kong	950,615	9,722,857
Swire Pacific Ltd., B	Hong Kong	2,440,700	5,008,330
Ventas Inc.	United States	33,500	1,426,095

			43,059,302

Software 0.6%
Microsoft Corp.	United States	400,960	11,030,410

Thrifts & Mortgage Finance 0.1%
Washington Mutual Inc.	United States	340,200	1,598,306

Tobacco 13.6%
Altria Group Inc.	United States	122,821	2,525,200
British American Tobacco PLC	United Kingdom	1,610,201	55,785,784
Imperial Tobacco Group PLC	United Kingdom	1,340,635	49,972,170
ITC Ltd.	India	1,453,259	6,330,292
Japan Tobacco Inc.	Japan	9,508	40,570,094
KT&G Corp.	South Korea	707,558	60,850,664

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts		Value
Common Stocks and Other Equity Interests (continued)
Tobacco (continued)
Philip Morris International Inc.	United States	122,821		$6,066,129
Reynolds American Inc.	United States	313,060		14,610,510

				236,710,843

Trading Companies & Distributors 1.2%
Kloeckner & Co. AG	Germany	365,696		20,867,896

Transportation Infrastructure 0.0%[d]
[a]Groupe Eurotunnel SA, wts., 12/30/11	France	11,181		4,577

Total Common Stocks and Other Equity Interests (Cost $1,177,628,492)				1,362,023,503

Preferred Stocks 0.1%
Auto Components 0.1%
[g]Dana Holding Corp., 4.00%, cvt. pfd., B	United States	9,611		945,081

Diversified Telecommunication Services 0.0%[d]
[g]PTV Inc., 10.00%, pfd., A	United Kingdom	4,289		2,145

Total Preferred Stocks (Cost $967,105)				947,226

Options Purchased 1.7%
Put Options 1.7%
[a]Dow Jones EUROSTOXX 50, exercise price $3,300.00, expiration date 12/19/08, contracts	United States	14,396		2,356,625
[a]Dow Jones EUROSTOXX 50, exercise price $3,350.00, expiration date 2/20/09, contracts	United States	10,546		2,172,054
[a]Dow Jones EUROSTOXX 50, exercise price $3,400.00, expiration date 2/20/09, contracts	United States	10,401		2,456,820
[a]Dow Jones EUROSTOXX 50, exercise price $3,300.00, expiration date 3/20/09, contracts	United States	10,710		2,107,728
[a]Dow Jones EUROSTOXX 50, exercise price $3,200.00, expiration date 6/19/09, contracts	United States	17,852		3,876,383
[a]Dow Jones EUROSTOXX 50, exercise price $3,300.00, expiration date 6/19/09, contracts	United States	10,625		2,698,644
[a]Dow Jones EUROSTOXX 50, exercise price $3,350.00, expiration date 6/19/09, contracts	United States	10,480		2,873,826
[a]Dow Jones EUROSTOXX 50, exercise price $3,400.00, expiration date 6/19/09, contracts	United States	10,300		3,142,427
[a]S&P 500 Index, exercise price $1,200.00, expiration date 12/20/08, contracts	United States	258		1,230,660
[a]S&P 500 Index, exercise price $1,225.00, expiration date 12/20/08, contracts	United States	73		394,200
[a]S&P 500 Index, exercise price $1,300.00, expiration date 12/20/08, contracts	United States	242		1,984,400
[a]S&P 500 Index, exercise price $1,200.00, expiration date 3/21/09, contracts	United States	73		474,500
[a]S&P 500 Index, exercise price $1,225.00, expiration date 6/20/09, contracts	United States	149		1,270,225
[a]S&P 500 Index, exercise price $1,250.00, expiration date 6/20/09, contracts	United States	140		1,319,500
[a]S&P 500 Index, exercise price $1,275.00, expiration date 6/20/09, contracts	United States	70		727,650

Total Options Purchased (Cost $26,535,747)				29,085,642

		Principal Amount[j]
Corporate Bonds & Notes 1.0%
[b]ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35	Canada	234,000	CAD	224,746
[g]Cerberus CG Investor I LLC, 12.00%, 7/31/14	United States	1,897,400		987,997
[g]Cerberus CG Investor II LLC, 12.00%, 7/31/14	United States	1,897,400		987,997
[g]Cerberus CG Investor III LLC, 12.00%, 7/31/14	United States	948,700		493,998
[g]Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13	United States	1,794,300		598,573
[g]Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13	United States	149,561		49,893

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Principal Amount[j]		Value
Corporate Bonds & Notes (continued)
[g]Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13	United States	280,330		$93,517
[g]Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13	United States	1,371,111		457,398
[g]Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13	United States	2,552,726		851,581
[g]DecisionOne Corp., 12.00%, 4/15/10	United States	27,393		27,393
[k]FRN, 7.25%, 5/12/09	United States	5,008		5,008
Groupe Eurotunnel SA, cvt., sub. bond, NRS I, T1, 3.00%, 7/28/08	France	500	EUR	1,954
NRS I, T1, 3.00%, 7/28/08	France	682	GBP	3,641
NRS I, T2, 3.00%, 7/28/09	France	500	EUR	1,915
NRS I, T2, 3.00%, 7/28/09	France	682	GBP	3,574
NRS I, T3, 3.00%, 7/28/10	France	394,500	EUR	1,479,846
NRS I, T3, 3.00%, 7/28/10	France	267,617	GBP	1,375,602
NRS II, 6.00%, 7/28/10	France	444,200	EUR	1,971,960
NRS II, 6.00%, 7/28/10	France	327,633	GBP	904,148
[f,g]International Automotive Components Group NA LLC, 9.00%, 4/01/17	United States	407,500		407,500
[g,k]Pontus I LLC, junior note, 144A, FRN, 5.231%, 7/24/09	United States	1,987,771		1,705,647
5.685%, 7/24/09	United States	1,795,600		2,155,693
6.475%, 7/24/09	United States	1,748,788		1,503,900
[g,k]Pontus II Trust, junior note, 144A, FRN, 6.475%, 6/25/09	United States	874,306		751,875
Trump Entertainment Resorts Inc., 8.50%, 5/20/15	United States	1,460,337		916,361
[e,m]TVMAX Holdings Inc., PIK, 11.50%, 9/30/08	United States	21,588		15,112
14.00%, 9/30/08	United States	55,587		38,911

Total Corporate Bonds & Notes (Cost $23,149,062)				17,015,740

Corporate Bonds & Notes in Reorganization 0.1%
[g,k,l]Motor Coach Industries International Inc., FRN, 15.649%, 12/01/08	United States	2,301,223		1,518,807
[e,l]Safety Kleen Services, senior sub. note, 9.25%, 6/01/08	United States	3,000		15

Total Corporate Bonds & Notes in Reorganization (Cost $2,301,313)				1,518,822

Total Investments before Short Term Investments (Cost $1,230,581,719)				1,410,590,933

Short Term Investments 19.9%
U.S. Government and Agency Securities 18.9%
[n]FHLB,
7/01/08	United States	31,200,000		31,200,000
7/02/08	United States	25,000,000		24,998,525
7/03/08	United States	69,025,000		69,016,855
7/07/08 - 6/19/09	United States	205,141,000		203,188,480

Total U.S. Government and Agency Securities (Cost $328,374,003)				328,403,860

Total Investments before Money Market Fund (Cost $1,558,955,722)				1,738,994,793

[o]Investments from Cash Collateral Received for Loaned Securities 1.0%
Money Market Fund (Cost $17,406,102) 1.0%
[p]Bank of New York Institutional Cash Reserve Fund, 2.53%	United States	17,406,102		17,406,102

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Discovery Securities Fund	Value
Total Investments (Cost $1,576,361,824) 101.3%	$1,756,400,895
Net Unrealized Loss on Forward Exchange Contracts (0.2)%	(2,972,625)
Other Assets, less Liabilities (1.1)%	(18,722,573)

Net Assets 100.0%	$1,734,705,697

Currency Abbreviations

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound Sterling

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FHLB - Federal Home Loan Bank

FRN - Floating Rate Note

PIK - Payment-In-Kind

REIT - Real Estate Investment Trust

aNon-income producing for the twelve months ended June 30, 2008.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the aggregate value of these securities was $310,710, representing 0.02% of net assets.

cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

dRounds to less than 0.1% of net assets.

eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2008, the aggregate value of these securities was $1,498,200, representing 0.09% of net assets.

fSee Note 13 regarding other considerations.

gSee Note 10 regarding restricted securities.

hA portion or all of the security is on loan as of June 30, 2008. See Note 1(g).

iSee Note 12 regarding holdings of 5% voting securities.

jThe principal amount is stated in U.S. dollars unless otherwise indicated.

kThe coupon rate shown represents the rate at period end.

lSee Note 8 regarding defaulted securities.

mIncome may be received in additional securities and/or cash.

nThe security is traded on a discount basis with no stated coupon rate.

oSee Note 1(g) regarding securities on loan.

pThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Mutual Discovery Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,568,361,824
Cost - Non-controlled affiliated issuers (Note 12)	8,000,000

Total cost of investments	$1,576,361,824

Value - Unaffiliated issuers	$1,748,400,895
Value - Non-controlled affiliated issuers (Note 12)	8,000,000

Total value of investments (includes securities loaned in the amount of $15,527,060)	1,756,400,895
Cash	56,574
Foreign currency, at value (cost $4,490,619)	4,484,396
Receivables:
Investment securities sold	527,872
Capital shares sold	475,208
Dividends and interest	6,272,512
Other assets	268,816
Unrealized gain on forward exchange contracts (Note 7)	7,871,930

Total assets	1,776,358,203

Liabilities:
Payables:
Investment securities purchased	6,954,638
Capital shares redeemed	3,861,267
Affiliates	2,073,368
Payable upon return of securities loaned	17,406,102
Unrealized loss on forward exchange contracts (Note 7)	10,844,555
Accrued expenses and other liabilities	512,576

Total liabilities	41,652,506

Net assets, at value	$1,734,705,697

Net assets consist of:
Paid-in capital	$1,390,289,034
Undistributed net investment income	56,411,540
Net unrealized appreciation (depreciation)	177,160,125
Accumulated net realized gain (loss)	110,844,998

Net assets, at value	$1,734,705,697

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Mutual Discovery Securities Fund
Class 1:
Net assets, at value	$114,076,235

Shares outstanding	5,294,114

Net asset value and maximum offering price per share	$21.55

Class 2:
Net assets, at value	$1,613,386,263

Shares outstanding	76,190,323

Net asset value and maximum offering price per share	$21.18

Class 4:
Net assets, at value	$7,243,199

Shares outstanding	336,491

Net asset value and maximum offering price per share	$21.53

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Mutual Discovery Securities Fund
Investment income:
Dividends (net of foreign taxes of $2,921,200)	$26,484,822
Interest	6,793,784
Income from securities loaned	175,996

Total investment income	33,454,602

Expenses:
Management fees (Note 3a)	7,275,035
Administrative fees (Note 3b)	967,964
Distribution fees: (Note 3c)
Class 2	2,115,108
Class 4	1,555
Unaffiliated transfer agent fees	419
Custodian fees (Note 4)	255,944
Reports to shareholders	159,751
Professional fees	87,751
Trustees’ fees and expenses	4,492
Dividends on securities sold short	102,690
Other	16,909

Total expenses	10,987,618
Expense reductions (Note 4)	(3,944)

Net expenses	10,983,674

Net investment income	22,470,928

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	78,905,680
Foreign currency transactions	(36,291,541)

Net realized gain (loss)	42,614,139

Net change in unrealized appreciation (depreciation) on:
Investments	(275,447,118)
Translation of assets and liabilities denominated in foreign currencies	(1,435,786)

Net change in unrealized appreciation (depreciation)	(276,882,904)

Net realized and unrealized gain (loss)	(234,268,765)

Net increase (decrease) in net assets resulting from operations	$(211,797,837)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Mutual Discovery Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$22,470,928	$31,700,617
Net realized gain (loss) from investments, securities sold short, synthetic equity swaps and foreign currency transactions	42,614,139	75,274,478
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(276,882,904)	80,877,932

Net increase (decrease) in net assets resulting from operations	(211,797,837)	187,853,027

Distributions to shareholders from:
Net investment income:
Class 1	—	(2,332,175)
Class 2	—	(24,421,554)
Net realized gains:
Class 1	—	(1,723,058)
Class 2	—	(20,089,859)

Total distributions to shareholders	—	(48,566,646)

Capital share transactions: (Note 2)
Class 1	(14,416,727)	(16,311,111)
Class 2	(56,926,608)	375,475,744
Class 4	7,611,596	—

Total capital share transactions	(63,731,739)	359,164,633

Net increase (decrease) in net assets	(275,529,576)	498,451,014
Net assets:
Beginning of period	2,010,235,273	1,511,784,259

End of period	$1,734,705,697	$2,010,235,273

Undistributed net investment income included in net assets:
End of period	$56,411,540	$33,940,612

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Mutual Discovery Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2008, 51.15% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Synthetic Equity Swaps

The Fund may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (margin account). Periodically, payments are made to recognize changes in value of the contract resulting from interest on the notional value of the contract, market value changes in the underlying security, and/or dividends paid by the issuer of the underlying security. The Fund recognizes a realized gain or loss when cash is received from, or paid to, the broker. Synthetic equity swaps are valued daily by the Fund and the unrealized gains or losses on the contracts (as measured by the difference between the contract amount plus or minus cash received or paid and the market value of the underlying securities) are recorded in the Statement of Operations. The margin account and any net unrealized gains or losses on open synthetic equity swaps are included in the Statement of Assets and Liabilities. The risks of entering into synthetic equity swaps include unfavorable price movements in the underlying securities or the inability of the counterparties to fulfill their obligations under the contract.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Options

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell securities, currencies, or other financial instruments at a specified price or exchange rate, or, in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund may engage in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

g. Securities Lending

The Fund may loan securities to certain brokers through a securities lending agent for which it receives initial cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in short-term instruments as noted in the Statement of Investments. The Fund receives interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The Fund bears the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

h. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	74,011	$1,693,852	259,646	$6,152,126
Shares issued in reinvestment of distributions	—	—	167,641	4,055,233
Shares redeemed	(708,267)	(16,110,579)	(1,129,651)	(26,518,470)

Net increase (decrease)	(634,256)	$(14,416,727)	(702,364)	$(16,311,111)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,706,837	$105,256,782	22,660,989	$527,810,165
Shares issued in reinvestment of distributions	—	—	1,867,089	44,511,413
Shares redeemed	(7,334,286)	(162,183,390)	(8,565,570)	(196,845,834)

Net increase (decrease)	(2,627,449)	$(56,926,608)	15,962,508	$375,475,744

Class 4 Shares:
Shares sold	336,491	$7,611,596

Net increase (decrease)	336,491	$7,611,596

[a]For	the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Investment Management Limited (Investment Management)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $4 billion
0.770%	Over $4 billion, up to and including $7 billion
0.750%	Over $7 billion, up to and including $10 billion
0.730%	In excess of $10 billion

Under a subadvisory agreement, Investment Management, an affiliate of Franklin Mutual, provides subadvisory services to the Fund and receives from Franklin Mutual fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,578,349,967

Unrealized appreciation	$326,179,992
Unrealized depreciation	(148,129,064)

Net unrealized appreciation (depreciation)	$178,050,928

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, pass-through entity income, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, pass-through entity income, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2008, aggregated $86,736,902 and $207,839,930, respectively.

7. FORWARD EXCHANGE CONTRACTS

At June 30, 2008, the Fund had the following forward exchange contracts outstanding:

		Contract Amount	Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
3,000,000	British Pound Sterling	$5,893,050	8/12/08	$63,298	$—
2,200,000	British Pound Sterling	4,360,095	9/10/08	—	(1,284)
22,990,344	Japanese Yen	217,720	9/19/08	—	(208)
1,359,227	Canadian Dollar	1,327,661	10/27/08	2,649	—
2,909,915	Canadian Dollar	2,918,503	10/27/08		(70,493)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

7. FORWARD EXCHANGE CONTRACTS (continued)

		Contract Amount	Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Sell
618,605	Swiss Franc	$620,000	7/07/08	$14,359	$—
81,486,611	Swiss Franc	78,642,986	7/07/08	—	(1,135,900)
8,000,000	Euro	12,611,200	7/14/08	23,846	—
11,960,000	Euro	18,789,160	7/14/08	—	(28,934)
94,000,000	Danish Krone	19,512,904	7/23/08	—	(307,470)
2,030,130	Singapore Dollar	1,500,000	7/24/08	5,994	—
15,557,578	Singapore Dollar	11,121,682	7/24/08	—	(327,394)
30,500,000	Euro	44,764,130	7/25/08	—	(3,196,899)
11,815,451	British Pound Sterling	23,000,659	8/12/08	—	(458,320)
62,830,000	Euro	97,102,172	8/13/08	—	(1,601,875)
80,298,800	Danish Krone	16,775,486	8/25/08	—	(125,907)
31,600,000	Euro	49,484,494	8/28/08	—	(120,905)
60,600,000	British Pound Sterling	118,594,200	9/10/08	—	(1,462,134)
63,671,939	Swedish Krona	10,402,382	9/16/08	—	(121,366)
4,122,436,321	Japanese Yen	42,422,095	9/19/08	3,417,599	—
17,000,000	Euro	26,456,340	9/24/08	—	(193,074)
75,737,352,000	South Korean Won	75,175,000	9/29/08	3,010,053	—
12,750,000	Euro	19,714,688	10/14/08	—	(251,365)
127,696,735	Danish Krone	26,366,530	10/23/08	—	(424,653)
11,018,766	Canadian Dollar	10,774,192	10/27/08	—	(10,160)
27,977,268	Euro	43,209,255	11/13/08	—	(532,818)
34,817,151	Norwegian Krone	6,810,000	11/19/08	68,685	—
209,556,820	Norwegian Krone	40,515,707	11/19/08	—	(58,795)
31,600,000	Euro	49,239,436	11/28/08	—	(127,659)
3,217,445	New Zealand Dollar	2,396,997	12/10/08	10,247	—
14,752,085	Euro	22,738,863	12/15/08	—	(286,942)
1,500,000,000	Japanese Yen	15,527,950	12/19/08	1,255,199	—

Unrealized gain (loss) on forward exchange contracts				7,871,930	(10,844,555)

Net unrealized loss on forward exchange contracts					$(2,972,625)

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be/or are already involved in financial restructuring or bankruptcy. The Fund does not accrue income on these securities, if it becomes probable that the income will not be collected. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. At June 30, 2008, the aggregate value of these securities was $1,518,822, representing 0.09% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

10. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust’s Board of Trustees as reflecting fair value, as follows:

Principal Amount/ Shares/Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
17,729	AboveNet Inc.	10/02/01 - 12/12/07	$826,307	$886,450
23	AboveNet Inc., stock grant, grant price $20.95, expiration date 9/09/13	4/17/06 - 9/08/06	—	640
628	AboveNet Inc., wts., 9/08/08	10/02/01 - 9/07/07	71,565	20,096
739	AboveNet Inc., wts., 9/08/10	10/02/01 - 9/07/07	63,393	21,283
800,000	The Bankshares Inc.	3/22/07	8,000,000	8,000,000
2,161,828	Cerberus CG Investor I LLC	7/26/07 - 6/17/08	2,161,828	1,125,688
1,897,400	Cerberus CG Investor I LLC, 12.00%, 7/31/14	7/26/07	1,897,400	987,997
2,161,828	Cerberus CG Investor II LLC	7/26/07 - 6/17/08	2,161,828	1,125,687
1,897,400	Cerberus CG Investor II LLC, 12.00%, 7/31/14	7/26/07	1,897,400	987,997
1,080,914	Cerberus CG Investor III LLC	7/26/07 - 6/17/08	1,080,914	562,844
948,700	Cerberus CG Investor III LLC, 12.00%, 7/31/14	7/26/07	948,700	493,998
598,507	Cerberus FIM Investors Auto Finance LLC	11/20/06	598,507	199,660
1,794,300	Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13	11/21/06	1,794,300	598,573
49,854	Cerberus FIM Investors Commercial Finance LLC	11/20/06	49,854	16,631
149,561	Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13	11/20/06	149,561	49,893
93,443	Cerberus FIM Investors Commercial Mortgage LLC	11/20/06	93,443	31,172
280,330	Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13	11/20/06	280,330	93,517
457,037	Cerberus FIM Investors Insurance LLC	11/20/06	457,037	152,466
1,371,111	Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13	11/20/06	1,371,111	457,398
850,909	Cerberus FIM Investors Rescap LLC	11/20/06	850,909	283,861
2,552,726	Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13	11/20/06	2,552,726	851,581
9,611	[a]Dana Holding Corp., 4.00%, cvt. pfd., B	12/27/07	961,100	945,081
21,716	DecisionOne Corp.	9/28/99 - 7/18/00	16,482	—
27,393	DecisionOne Corp., 12.00%, 4/15/10	10/29/99 - 4/15/08	45,827	27,393
5,008	DecisionOne Corp., FRN, 7.25%, 5/12/09	7/09/07	5,008	5,008
11,923	DecisionOne Corp., wts., 6/08/17	7/09/07	—	—
1,903	Elephant Capital Holdings Ltd.	8/23/04 - 3/10/08	249,189	205,777
324,727	Esmark Inc.	11/08/04 - 11/28/07	6,014,604	5,587,902
451,787	Imagine Group Holdings Ltd.	8/31/04	4,626,977	5,525,355
355,744	International Automotive Components Group Brazil LLC	4/13/06 - 8/21/06	213,540	1,465,629
74,174	International Automotive Components Group Japan LLC	9/26/06 - 3/27/07	644,456	431,217
1,512,200	International Automotive Components Group LLC	1/12/06 - 10/16/06	1,512,794	1,181,633
1,353,608	International Automotive Components Group NA LLC, A	3/30/07 - 10/10/07	1,351,311	1,034,292
407,500	International Automotive Components Group NA LLC, 9.00%, 4/01/17	3/30/07	413,613	407,500
69,402	Kindred Healthcare Inc.	5/20/99 - 3/29/06	647,829	1,896,201
	Kindred Healthcare Inc., stock grants:
241	grant price $18.15, expiration date 7/17/11	7/17/02 - 7/17/05	—	2,210
73	grant price $19.87, expiration date 1/01/12	1/13/03 - 1/01/06	—	544

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

10. RESTRICTED SECURITIES (continued)

Principal Amount/ Shares/Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
73	grant price $6.94, expiration date 1/01/13	1/01/04 - 1/03/07	$—	$1,488
73	grant price $19.87, expiration date 1/01/14	1/01/05 - 1/01/08	—	544
45	grant price $21.33, expiration date 1/10/15	1/06/06 - 1/10/08	—	270
31	grant price $22.08, expiration date 1/10/16	1/09/07 - 1/10/08	—	163
15	grant price $19.40, expiration date 1/10/17	1/10/08	—	119
2,301,223	Motor Coach Industries International Inc., FRN, 15.649%, 12/01/08	5/27/04 - 5/30/08	2,301,223	1,518,807
1	Motor Coach Industries International Inc., wts., 5/27/09	3/30/07	—	—
1,460,000	MPF Corp. Ltd.	5/08/06	7,500,856	501,787
9,306	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	97,943	90,964
2,140	Olympus Re Holdings Ltd.	12/19/01	210,657	6,470
1,987,771	Pontus I LLC, junior note, 144A, FRN, 5.231%, 7/24/09	1/22/08	1,987,771	1,705,647
1,795,600	5.685%, 7/24/09	2/25/08	1,795,600	2,155,693
1,748,788	6.475%, 7/24/09	2/12/08	1,748,788	1,503,900
874,306	Pontus II Trust, junior note, 144A, FRN, 6.475%, 6/25/09	2/29/08	874,306	751,875
4,289	PTV Inc., 10.00%, pfd., A	12/07/01 - 3/06/02	6,005	2,145

	Total Restricted Securities (2.53% of Net Assets)			$43,903,046

[a]The	Fund also invests in unrestricted securities of the issuer, valued at $712,866 as of June 30, 2008.

11. UNFUNDED CAPITAL COMMITMENTS

At June 30, 2008, the Fund had aggregate unfunded capital commitments to investments of $761,981.

12. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2008, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
The Bankshares Inc	800,000	—	—	800,000	$8,000,000	$—	$—

Total Affiliated Securities (0.46% of Net Assets)					$8,000,000	$—	$—

13. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

14. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$1,347,573,128	$363,930,453	$44,897,314	$1,756,400,895
Other Financial Instruments[a]	—	7,871,930	—	7,871,930
Liabilities:
Other Financial Instruments[a]	—	10,844,555	—	10,844,555

[a]	Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.

At June 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Fund’s fair value, is as follows:

Investments in Securities
Beginning balance – January 1, 2008	$45,162,739
Net realized gain (loss)	188
Net change in unrealized appreciation (depreciation)	(7,710,373)
Net purchases (sales)	7,473,811
Transfers in and/or out of Level 3	10,949

Ending balance	$44,897,314

Net change in unrealized appreciation (depreciation) attributable to assets still held at end of period	$(7,710,373)

15. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

MUTUAL SHARES SECURITIES FUND

This semiannual report for Mutual Shares Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Mutual Shares Securities Fund – Class 4 had a -14.15% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -7.30%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Shares Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -11.91% total return for the period under review.1

Economic and Market Overview

During the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. A weaker U.S. dollar compared with most foreign currencies contributed to increased export demand, which helped the fragile economy. Also supporting the economy were inventory buildup, expanding government spending and a boost to household finances from a $168 billion government stimulus package. Many economists agreed, however, that the slowing U.S. economy — which is the world’s largest and accounts for roughly 25% of global gross domestic product — could have a meaningfully negative impact on growth prospects around the world.2 Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities’ prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. For the 12 months ended June 30, 2008, the core U.S. Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.3 Many of the world’s monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Global Insight.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s prospectus also includes a description of the main investment risks.

2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from 4.25%, the European Central Bank maintained rates at 4.00%. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world’s currencies, and the dollar’s weakness contributed to higher commodities’ prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Many global and U.S. equity markets were volatile, and a majority of them declined over the reporting period. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies’ balance sheets remained relatively strong.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, we will generally seek to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

During the first half of 2008, three investments that declined in value were Orkla, a Norwegian conglomerate; Motorola, a wireless equipment company; and Fortis, a Belgian bank.

Orkla reported good results in 2008’s first quarter while its management continued to refocus the company by selling its remaining media assets and its eastern European food operations, which had below-average profitability. However, those positive developments were offset by a 52% decline in local currency of Renewable Energy Corp. (REC), a company in which Orkla owns a stake of just under 40%. REC’s stock price declined after it provided operating profit, capital expenditure and production start-up guidance for 2008 that failed to meet market expectations. The fall in REC shares contributed to a nearly 36% price decline in local currency for Orkla shares.

Motorola shares declined almost 54% in value due to continued uncertainty surrounding the future of the company’s mobile phone business. In January, Motorola announced it was considering strategic alternatives for the business, including an outright sale, which the market viewed positively. However, the lack of strategic or financial buyers, combined with ongoing losses associated with poor mobile phone sales, caused analysts to lower their valuations for Motorola’s mobile phone division.

Fortis shares fell more than 40% in local currency during the first half of 2008 as banks suffered globally due to the ongoing U.S. subprime

Top 10 Sectors/Industries

Mutual Shares Securities Fund

Based on Equity Securities

6/30/08

% of Total Net Assets

Tobacco	10.0%

Insurance	6.9%

Media	6.8%

Industrial Conglomerates	4.8%

Food & Staples Retailing	4.2%

Commercial Banks	4.0%

Food Products	3.7%

Paper & Forest Products	3.4%

Beverages	3.3%

Oil, Gas & Consumable Fuels	2.6%

mortgage crisis and deceleration of the U.S. and European economies. In addition, Fortis’ stock dropped as the company raised capital to strengthen its balance sheet after the sale of non-core assets failed to generate expected proceeds.

In contrast to these disappointments, three of the Fund’s best performing investments were Wal-Mart, an operator of discount stores and super centers; Seadrill, a Norwegian oil and gas drilling company; and BEA Systems, an enterprise software company.

Wal-Mart is the world’s largest retailer with operations in the U.S., Canada, Argentina, Brazil, Mexico, Great Britain and Japan. During the first half of 2008, as the U.S. economy continued to slow while food and energy prices continued to climb, consumers became increasingly price sensitive. Retailers that offered low prices on everyday items such as food and other consumables benefited from increased consumer focus on “value for money.” Additional signs of consumer restraint were evident as many households ate out less and began to prepare more meals at home, which also benefited grocery stores. As a result of these and other trends, Wal-Mart’s operations generated revenue and profit growth that exceeded management’s guidance and the company’s share price appreciated more than 19%. Also during the period, Wal-Mart announced that capital expenditures would be lower than initially planned, it continued to buy back stock under a $15 billion share repurchase authorization, and management reiterated its commitment to improving the company’s return on invested capital (ROIC) trends.

Seadrill shares rose almost 21% in local currency in the first half of 2008 driven by several positive developments. As oil prices reached record highs, the market remained tight for ultra-deepwater oil exploration and production vessels. The company was able to lease three of its 15 ultra-deepwater vessels to Brazilian oil company Petrobras for an unusually long period of six years, and at day rates that approached $600,000. These contracts exceeded many analysts’ expectations. In addition, Seadrill began to sell and lease back some of its fleet, solidifying its ability to pay dividends. The company started paying a dividend in the second quarter of 2008, which was earlier than investors had expected. Furthermore, we believe there is potential for future dividends considering some analysts estimated that as the sale and lease-back program progresses, Seadrill could pay cumulative dividends of up to 120 Norwegian krone per share through 2012, or approximately 77% of its 155.75 krone share price on June 30, 2008. Also during the period, the company ordered several new rigs, scheduled for

Top 10 Holdings

Mutual Shares Securities Fund

6/30/08

Company Sector/Industry, Country	% of Total Net Assets

British American Tobacco PLC, ADR	2.9%
Tobacco, U.K.

Berkshire Hathaway Inc., A & B	2.3%
Insurance, U.S.

Imperial Tobacco Group PLC	2.3%
Tobacco, U.K.

KT&G Corp.	1.8%
Tobacco, South Korea

Comcast Corp., A	1.7%
Media, U.S.

News Corp., A	1.6%
Media, U.S.

CVS Caremark Corp.	1.5%
Food & Staples Retailing, U.S.

Royal Dutch Shell PLC, A	1.4%
Oil, Gas & Consumable Fuels, U.K.

Dell Inc.	1.4%
Computers & Peripherals, U.S.

Microsoft Corp.	1.4%
Software, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

delivery in 2010. Investors viewed this development as a signal of management’s confidence that the cycle could last longer than initially expected. Finally, some experts have suggested that Brazil’s new oil discoveries in the Atlantic Ocean’s Santos Basin could require up to 45 ultra-deep rigs, which is three times larger than Seadrill’s current ultra-deep offshore rig fleet, already the largest such portfolio in the world.

Our investment in BEA Systems is an example of how participating in arbitrage situations or “deals” can generate returns for our shareholders. BEA, a midsized software company focused on middleware (computer software that connects software components or applications), was the target of Oracle’s October 2007 hostile takeover bid. BEA Systems rebuffed the offer, and its share price declined in the subsequent three months. In the interim, several other software acquisitions were either announced or completed, which gave us confidence that consolidation in the software industry would continue. Mutual Series began accumulating a position in BEA Systems during November 2007 after we became increasingly convinced that a deal would eventually be reached. In January 2008, Oracle raised its offer and BEA agreed to be acquired. The acquisition closed in April, and the company’s stock price rose more than 20% for the six-month period.

Finally, investors should note that we maintained our currency hedging posture of being generally hedged to the U.S. dollar for most of our non-U.S. holdings. Since the dollar was weaker compared with most foreign currencies during the first half of 2008, the Fund benefited slightly by being less than fully hedged.

Thank you for your participation in Mutual Shares Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Shares Securities Fund – Class 4

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$927.00	$3.50
Hypothetical (5% return before expenses)	$1,000	$1,019.49	$5.42

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (1.08%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Shares Securities Fund

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31,
Class 1			2007		2006	2005	2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.42		$20.67		$18.35	$16.78	$15.00		$12.09

Income from investment operations[a]:
Net investment income[b]	0.24		0.54		0.40	0.34	0.21		0.18
Net realized and unrealized gains (losses)	(3.11)		0.31		2.86	1.47	1.71		2.88

Total from investment operations	(2.87)		0.85		3.26	1.81	1.92		3.06

Less distributions from:
Net investment income	—		(0.35)		(0.29)	(0.18)	(0.14)		(0.15)
Net realized gains	—		(0.75)		(0.65)	(0.06)	—		—

Total distributions	—		(1.10)		(0.94)	(0.24)	(0.14)		(0.15)

Net asset value, end of period	$17.55		$20.42		$20.67	$18.35	$16.78		$15.00

Total return[c]	(14.05)%		3.72%		18.66%	10.83%	12.88%		25.48%
Ratios to average net assets[d]
Expenses[e]	0.73%	[f]	0.72%	[f]	0.81% [f]	0.78% [f]	0.75%	[f]	0.80%
Expenses - excluding dividend expense on securities sold short	0.72%	[f]	0.72%	[f]	0.74% [f]	0.74% [f]	0.73%	[f]	0.76%
Net investment income	2.57%		2.58%		2.02%	1.97%	1.40%		1.33%

Supplemental data
Net assets, end of period (000’s)	$310,341		$272,509		$259,943	$260,317	$287,324		$312,386
Portfolio turnover rate	15.07%		41.73%	[g]	19.75%	19.59%	31.49%		55.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 15.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Shares Securities Fund

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31,
Class 2			2007		2006	2005	2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.19		$20.46		$18.18	$16.64	$14.90		$12.02

Income from investment operations[a]:
Net investment income[b]	0.22		0.48		0.34	0.29	0.18		0.14
Net realized and unrealized gains (losses)	(3.08)		0.31		2.84	1.46	1.68		2.88

Total from investment operations	(2.86)		0.79		3.18	1.75	1.86		3.02

Less distributions from:
Net investment income	—		(0.31)		(0.25)	(0.15)	(0.12)		(0.14)
Net realized gains	—		(0.75)		(0.65)	(0.06)	—		—

Total distributions	—		(1.06)		(0.90)	(0.21)	(0.12)		(0.14)

Net asset value, end of period	$17.33		$20.19		$20.46	$18.18	$16.64		$14.90

Total return[c]	(14.17)%		3.48%		18.38%	10.55%	12.63%		25.15%
Ratios to average net assets[d]
Expenses[e]	0.98%	[f]	0.97%	[f]	1.06% [f]	1.03% [f]	1.00%	[f]	1.05%
Expenses - excluding dividend expense on securities sold short	0.97%	[f]	0.97%	[f]	0.99% [f]	0.99% [f]	0.98%	[f]	1.01%
Net investment income	2.32%		2.33%		1.77%	1.72%	1.15%		1.08%

Supplemental data
Net assets, end of period (000’s)	$4,871,812		$5,925,551		$5,140,878	$3,596,889	$2,464,374		$1,469,745
Portfolio turnover rate	15.07%		41.73%	[g]	19.75%	19.59%	31.49%		55.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 15.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Shares Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.91

Income from investment operations[b]:
Net investment income[c]	0.09
Net realized and unrealized gains (losses)	(1.47)

Total from investment operations	(1.38)

Net asset value, end of period	$17.53

Total return[d]	(7.30)%
Ratios to average net assets[e]
Expenses[f]	1.08%	[g]
Expenses - excluding dividend expense on securities sold short	1.07%	[g]
Net investment income	2.22%

Supplemental data
Net assets, end of period (000’s)	$13,073
Portfolio turnover rate	15.07%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts/ Rights	Value
Common Stocks and Other Equity Interests 87.9%
Aerospace & Defense 0.1%
[a]GenCorp Inc.	United States	494,180	$3,538,328

Air Freight & Logistics 1.4%
Deutsche Post AG	Germany	1,781,688	46,374,023
TNT NV	Netherlands	847,498	28,984,697

			75,358,720

Airlines 0.3%
[a]ACE Aviation Holdings Inc., A	Canada	565,107	8,889,075
[a,b]ACE Aviation Holdings Inc., A, 144A	Canada	28,980	455,852
[a]Northwest Airlines Corp.	United States	727,971	4,848,287
[a,c]Northwest Airlines Corp., Contingent Distribution	United States	27,670,000	172,937

			14,366,151

Auto Components 0.6%
[a,c,d]Collins & Aikman Products Co., Contingent Distribution	United States	929,574	—
[a]Dana Holding Corp.	United States	375,065	2,006,598
[a,c]Dana Holding Corp., Contingent Distribution	United States	10,339,000	749,577
[a]Goodyear Tire & Rubber Co.	United States	1,068,854	19,057,667
[a]Lear Corp.	United States	633,092	8,977,245

			30,791,087

Automobiles 1.6%
Daimler AG	Germany	350,712	21,647,461
[e]General Motors Corp.	United States	2,255,320	25,936,180
Harley-Davidson Inc.	United States	541,870	19,648,206
[a,f,g]International Automotive Components Group Brazil LLC	Brazil	1,451,684	5,980,791
[a,f,g]International Automotive Components Group Japan LLC	Japan	269,643	1,567,595
[a,f,g]International Automotive Components Group LLC	Luxembourg	6,170,474	4,821,608
[a,f,g]International Automotive Components Group NA LLC, A	United States	4,838,053	3,696,756

			83,298,597

Beverages 3.3%
Anheuser-Busch Cos. Inc.	United States	501,360	31,144,483
Brown-Forman Corp., A	United States	7,455	566,729
Brown-Forman Corp., B	United States	84,285	6,369,418
Carlsberg AS, B	Denmark	236,566	22,851,431
Coca-Cola Enterprises Inc.	United States	1,908,903	33,024,022
[a]Dr Pepper Snapple Group Inc.	United States	805,038	16,889,697
[e]Pernod Ricard SA	France	581,644	59,759,648

			170,605,428

Building Products 0.4%
Armstrong World Industries Inc.	United States	87,790	2,565,224
[a,c]Armstrong World Industries Inc., Contingent Distribution	United States	1,165,000	5,825
[a]Owens Corning Inc.	United States	820,981	18,677,318

			21,248,367

Capital Markets 0.2%
Legg Mason Inc.	United States	183,840	8,009,909

Chemicals 1.1%
[a,c,d]Dow Corning Corp., Contingent Distribution	United States	650,000	25,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Chemicals (continued)
Huntsman Corp.	United States	648,010	$7,387,314
Koninklijke DSM NV	Netherlands	578,461	34,038,267
Linde AG	Germany	111,602	15,692,557

			57,143,138

Commercial Banks 4.0%
Banco Popolare SpA	Italy	1,077,265	19,133,830
Danske Bank AS	Denmark	1,257,361	36,370,604
[a,g]Elephant Capital Holdings Ltd.	Japan	11,728	1,268,309
[a]Guaranty Bancorp	United States	1,288,316	4,637,938
Intesa Sanpaolo SpA	Italy	4,568,690	26,095,726
Mitsubishi UFJ Financial Group Inc.	Japan	1,575,707	13,966,376
[a,g]NCB Warrant Holdings Ltd., A	Japan	57,295	560,059
Societe Generale, A	France	238,492	20,763,027
Swedbank AB, A	Sweden	962,179	18,608,186
U.S. Bancorp	United States	2,346,203	65,435,602

			206,839,657

Commercial Services & Supplies 0.0%[h]
[a]Comdisco Holding Co. Inc.	United States	177	1,690
[a,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	8,175,255	—

			1,690

Communications Equipment 1.0%
Motorola Inc.	United States	4,756,113	34,909,869
Telefonaktiebolaget LM Ericsson, B	Sweden	1,760,509	18,353,553
Telefonaktiebolaget LM Ericsson, B, ADR	Sweden	80,000	832,000

			54,095,422

Computers & Peripherals 2.2%
[a,g]DecisionOne Corp.	United States	108,227	—
[a,g]DecisionOne Corp., wts., 6/08/17	United States	59,425	—
[a]Dell Inc.	United States	3,357,786	73,468,358
Diebold Inc.	United States	529,404	18,836,194
[a]Lexmark International Inc., A	United States	708,034	23,669,577

			115,974,129

Consumer Finance 1.5%
American Express Co.	United States	478,210	18,014,171
[a,g]Cerberus CG Investor I LLC	United States	8,172,654	4,255,589
[a,g]Cerberus CG Investor II LLC	United States	8,172,654	4,255,589
[a,g]Cerberus CG Investor III LLC	United States	4,086,327	2,127,795
[a,g]Cerberus FIM Investors Auto Finance LLC	United States	2,306,869	769,564
[a,g]Cerberus FIM Investors Commercial Finance LLC	United States	192,155	64,102
[a,g]Cerberus FIM Investors Commercial Mortgage LLC	United States	360,165	120,150
[a,g]Cerberus FIM Investors Insurance LLC	United States	1,761,591	587,661
[a,g]Cerberus FIM Investors Rescap LLC	United States	3,279,720	1,094,105
[a]SLM Corp.	United States	2,387,117	46,190,714

			77,479,440

Containers & Packaging 0.2%
Temple-Inland Inc.	United States	901,989	10,165,416

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Diversified Consumer Services 0.5%
H&R Block Inc.	United States	826,907	$17,695,810
Hillenbrand Inc.	United States	342,585	7,331,319

			25,027,129

Diversified Financial Services 1.9%
CIT Group Inc.	United States	1,370,200	9,331,062
Fortis	Belgium	3,046,005	48,777,757
[a]Fortis VVPR Strip	Belgium	1,218,402	19,185
[a,g,i]GLCP Harrah’s Investment LP	United States	5,565,600	3,673,296
JPMorgan Chase & Co.	United States	622,860	21,370,327
[a,c]Marconi Corp., Contingent Distribution	United Kingdom	9,945,700	—
Nymex Holdings Inc.	United States	159,800	13,499,904

			96,671,531

Diversified Telecommunication Services 1.6%
[a,f,g]AboveNet Inc.	United States	59,723	2,986,150
[a,f,g]AboveNet Inc., stock grant, grant price $20.95, expiration date 9/09/13	United States	78	2,172
[a,f,g]AboveNet Inc., wts., 9/08/08	United States	2,546	81,472
[a,f,g]AboveNet Inc., wts., 9/08/10	United States	2,995	86,256
[a,c,d]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Koninklijke (Royal) KPN NV	Netherlands	1,467,394	25,185,090
Telefonica SA	Spain	1,182,590	31,432,354
Verizon Communications Inc.	United States	673,642	23,846,927

			83,620,421

Electric Utilities 1.5%
E.ON AG	Germany	186,703	37,656,225
Exelon Corp.	United States	366,607	32,979,966
Iberdrola SA, Br.	Spain	740,969	9,928,871

			80,565,062

Electronic Equipment & Instruments 0.9%
Tyco Electronics Ltd.	United States	1,246,682	44,656,149

Energy Equipment & Services 1.3%
[a]Exterran Holding Inc.	United States	700	50,043
[a]Pride International Inc.	United States	453,060	21,425,207
Seadrill Ltd.	Bermuda	924,748	28,286,559
[a]Transocean Inc.	United States	117,030	17,834,202

			67,596,011

Food & Staples Retailing 4.2%
Carrefour SA	France	689,846	39,060,887
CVS Caremark Corp.	United States	1,907,488	75,479,300
Kroger Co.	United States	1,942,117	56,068,918
Wal-Mart Stores Inc.	United States	812,542	45,664,860

			216,273,965

Food Products 3.7%
Cadbury PLC	United Kingdom	3,484,309	43,905,715
General Mills Inc.	United States	344,319	20,924,266
Groupe Danone	France	303,941	21,344,914
Kraft Foods Inc., A	United States	1,573,564	44,767,896

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Food Products (continued)
Nestle SA	Switzerland	1,389,930	$62,808,780

			193,751,571

Health Care Equipment & Supplies 1.1%
Covidien Ltd.	United States	1,032,122	49,428,323
Hill-Rom Holdings Inc.	United States	342,585	9,242,943

			58,671,266

Health Care Providers & Services 2.4%
[a]Community Health Systems Inc.	United States	1,204,704	39,731,138
[a,g]Kindred Healthcare Inc.	United States	166,003	4,535,534
[a,g]Kindred Healthcare Inc., stock grants,
grant price $18.15, expiration date 7/17/11	United States	578	5,301
grant price $19.87, expiration date 1/01/12	United States	172	1,282
grant price $6.94, expiration date 1/01/13	United States	171	3,485
grant price $19.87, expiration date 1/01/14	United States	170	1,267
grant price $21.33, expiration date 1/10/15	United States	108	647
grant price $22.08, expiration date 1/10/16	United States	73	383
grant price $19.40, expiration date 1/10/17	United States	36	285
[a]MDS Inc.	Canada	825,217	13,401,132
[a]PharMerica Inc.	United States	60,761	1,372,591
Quest Diagnostics Inc.	United States	638,453	30,945,817
[a]Tenet Healthcare Corp.	United States	6,379,987	35,472,728

			125,471,590

Hotels, Restaurants & Leisure 0.2%
[a]Trump Entertainment Resorts Inc.	United States	370,093	706,877
Wyndham Worldwide Corp.	United States	432,314	7,742,744

			8,449,621

Household Durables 0.1%
[e]Beazer Homes USA Inc.	United States	527,656	2,939,044

Independent Power Producers & Energy Traders 1.4%
Constellation Energy Group	United States	880,466	72,286,259

Industrial Conglomerates 4.8%
Keppel Corp. Ltd.	Singapore	3,905,323	31,978,609
Koninklijke Philips Electronics NV	Netherlands	1,315,064	44,747,824
[f]Orkla ASA	Norway	5,362,549	68,877,549
Siemens AG	Germany	590,321	65,177,906
Tyco International Ltd.	United States	937,099	37,521,444

			248,303,332

Insurance 6.9%
[a]Alleghany Corp.	United States	23,351	7,753,700
Allianz SE	Germany	157,848	27,790,093
American International Group Inc.	United States	1,036,438	27,424,149
[a]Berkshire Hathaway Inc., A	United States	149	17,991,750
[a]Berkshire Hathaway Inc., B	United States	25,840	103,670,080
[a]Conseco Inc.	United States	1,091,457	10,827,253
Hartford Financial Services Group Inc.	United States	302,199	19,512,989
Old Republic International Corp.	United States	2,329,142	27,577,041
[a,g]Olympus Re Holdings Ltd.	United States	16,280	49,223

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Insurance (continued)
Prudential Financial Inc.	United States	294,775	$17,609,859
The Travelers Cos. Inc.	United States	320,496	13,909,526
White Mountains Insurance Group Ltd.	United States	126,185	54,133,365
Zurich Financial Services AG	Switzerland	118,066	30,224,434

			358,473,462

IT Services 1.1%
[a]Alliance Data Systems Corp.	United States	517,856	29,284,757
Electronic Data Systems Corp.	United States	1,186,070	29,224,765

			58,509,522

Leisure Equipment & Products 1.4%
Eastman Kodak Co.	United States	1,926,770	27,803,291
Mattel Inc.	United States	2,774,950	47,507,144

			75,310,435

Machinery 0.3%
AB SKF, B	Sweden	306,886	4,814,278
Federal Signal Corp.	United States	930,921	11,171,052
[a,g]Motor Coach Industries International Inc., wts., 5/27/09	United States	2	—

			15,985,330

Marine 1.1%
A.P. Moller - Maersk AS	Denmark	4,478	54,838,056

Media 6.8%
[a]Adelphia Recovery Trust	United States	29,283,354	1,464,168
[a,c]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453	840,845
[a]Cablevision Systems Corp., A	United States	628,581	14,205,930
[a,c]Century Communications Corp., Contingent Distribution	United States	5,487,000	—
Comcast Corp., A	United States	4,825,187	90,520,508
[a]Liberty Media Corp-Entertainment, Series A	United States	349,797	8,475,581
[a]Liberty Media Holding Corp.-Capital, A	United States	169,749	2,444,386
News Corp., A	United States	5,575,922	83,861,867
[a]Time Warner Cable Inc., A	United States	612,198	16,211,003
Time Warner Inc.	United States	3,765,929	55,735,749
[a,d]TVMAX Holdings Inc.	United States	35,609	—
[a]Viacom Inc., B	United States	986,797	30,136,780
Virgin Media Inc.	United Kingdom	2,334,742	31,775,839
WPP Group PLC	United Kingdom	1,673,547	16,145,497

			351,818,153

Metals & Mining 1.2%
Alcoa Inc.	United States	868,694	30,942,880
[a,g]Esmark Inc.	United States	1,783,526	30,690,916

			61,633,796

Multi-Utilities 1.7%
Energy East Corp.	United States	934,788	23,107,959
NorthWestern Corp.	United States	110,164	2,800,369
[a,c]NorthWestern Corp., Contingent Distribution	United States	3,365,650	246,964
[e]RWE AG	Germany	357,511	45,006,801

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Multi-Utilities (continued)
Suez SA	France	228,263	$15,541,448

			86,703,541

Oil, Gas & Consumable Fuels 2.6%
BP PLC	United Kingdom	2,800,254	32,538,388
BP PLC, ADR	United Kingdom	5,003	348,059
Royal Dutch Shell PLC, A	United Kingdom	1,813,808	74,642,140
Total SA, B	France	301,983	25,772,233

			133,300,820

Paper & Forest Products 3.4%
[a]Domtar Corp.	United States	3,649,675	19,890,729
International Paper Co.	United States	2,427,000	56,549,100
MeadWestvaco Corp.	United States	1,553,006	37,023,663
Mondi Ltd.	United Kingdom	55,042	341,309
Weyerhaeuser Co.	United States	1,265,274	64,706,112

			178,510,913

Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	United States	943,859	19,377,425
Novartis AG	Switzerland	605,496	33,342,291
Pfizer Inc.	United States	2,784,652	48,647,870
Sanofi-Aventis	France	27,155	1,814,233
[a]Valeant Pharmaceuticals International	United States	766,061	13,107,304
[a]Watson Pharmaceuticals Inc.	United States	478,100	12,989,977

			129,279,100

Real Estate 0.7%
[a]Alexander’s Inc.	United States	7,651	2,376,400
[d]Canary Wharf Group PLC	United Kingdom	1,535,898	11,931,603
Link REIT	Hong Kong	6,427,688	14,640,513
[e]The St. Joe Co.	United States	164,036	5,629,715
Ventas Inc.	United States	57,870	2,463,526

			37,041,757

Real Estate Management & Development 0.1%
[a]Forestar Real Estate Group	United States	329,563	6,278,175

Semiconductors & Semiconductor Equipment 1.2%
[a]LSI Corp.	United States	6,515,393	40,004,513
Maxim Integrated Products Inc.	United States	1,151,200	24,347,880

			64,352,393

Software 1.7%
Microsoft Corp.	United States	2,665,626	73,331,371
[a]NAVTEQ Corp.	United States	202,680	15,606,360

			88,937,731

Specialty Retail 0.9%
The Home Depot Inc.	United States	2,086,093	48,856,298

Thrifts & Mortgage Finance 0.3%
Fannie Mae	United States	296,700	5,788,617
[a]Guaranty Financial Group Inc.	United States	281,163	1,509,845

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts/ Rights		Value
Common Stocks and Other Equity Interests (continued)
Thrifts & Mortgage Finance (continued)
[a,d]Guaranty Financial Group Inc., rts., 7/21/08	United States	281,163		$32,830
Washington Mutual Inc.	United States	3,469,400		10,225,454

				17,556,746

Tobacco 10.0%
Altria Group Inc.	United States	1,244,956		25,596,295
British American Tobacco PLC	United Kingdom	4,320,987		149,701,589
British American Tobacco PLC, ADR	United Kingdom	4,218		292,096
Imperial Tobacco Group PLC	United Kingdom	3,149,559		117,399,812
Japan Tobacco Inc.	Japan	7,615		32,492,771
KT&G Corp.	South Korea	1,111,310		95,573,722
Philip Morris International Inc.	United States	873,956		43,164,687
Reynolds American Inc.	United States	1,175,953		54,881,727

				519,102,699

Transportation Infrastructure 0.0%[h]
[a]Groupe Eurotunnel SA, wts., 12/30/11	France	160,159		65,568

Wireless Telecommunication Services 0.5%
Sprint Nextel Corp.	United States	2,690,980		25,564,310

Total Common Stocks and Other Equity Interests (Cost $4,630,324,562)				4,565,317,235

Preferred Stocks 0.2%
Auto Components 0.1%
[g]Dana Holding Corp., 4.00%, cvt. pfd., B	United States	37,154		3,653,475

Diversified Telecommunication Services 0.0%[h]
[g]PTV Inc., 10.00%, pfd., A	United Kingdom	17,300		8,650

Thrifts & Mortgage Finance 0.1%
[a]Fannie Mae, 8.75%, cvt. pfd.	United States	203,600		7,797,880

Total Preferred Stocks (Cost $13,919,620)				11,460,005

Options Purchased (Cost $8,518,900) 0.1%
Put Options 0.1%
[a]S&P 500 Index, exercise price $1,175.00, expiration date 12/20/08, contracts	United States	1,300		5,525,000

		Principal Amount[j]
Corporate Bonds & Notes 2.1%
[b]ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35	Canada	1,242,000	CAD	1,192,885
[g]Cerberus CG Investor I LLC, 12.00%, 7/31/14	United States	7,173,000		3,735,059
[g]Cerberus CG Investor II LLC, 12.00%, 7/31/14	United States	7,173,000		3,735,059
[g]Cerberus CG Investor III LLC, 12.00%, 7/31/14	United States	3,586,500		1,867,529
[g]Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13	United States	6,915,902		2,307,124
[g]Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13	United States	576,466		192,307
[g]Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13	United States	1,080,497		360,451
[g]Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13	United States	5,284,774		1,762,984
[g]Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13	United States	9,839,154		3,282,311
[g]DecisionOne Corp., 12.00%, 4/15/10	United States	136,516		136,516
[k]FRN, 7.25%, 5/12/09	United States	24,958		24,958

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Principal Amount[j]		Value
Corporate Bonds & Notes (continued)
Groupe Eurotunnel SA, cvt., sub. bond,
NRS I, T1, 3.00%, 7/28/08	France	4,300	EUR	$16,807
NRS I, T1, 3.00%, 7/28/08	France	4,979	GBP	26,583
NRS I, T2, 3.00%, 7/28/09	France	4,300	EUR	16,469
NRS I, T2, 3.00%, 7/28/09	France	4,979	GBP	26,087
NRS I, T3, 3.00%, 7/28/10	France	2,425,100	EUR	9,097,019
NRS I, T3, 3.00%, 7/28/10	France	1,688,564	GBP	8,528,473
NRS II, 6.00%, 7/28/10	France	2,709,700	EUR	5,929,127
NRS II, 6.00%, 7/28/10	France	2,075,735	GBP	5,913,984
[f,g]International Automotive Components Group NA LLC, 9.00%, 4/01/17	United States	1,456,500		1,456,500
[g,k]Pontus I LLC, junior note, 144A, FRN,
5.231%, 7/24/09	United States	6,403,661		5,494,791
5.685%, 7/24/09	United States	5,784,503		6,944,538
6.475%, 7/24/09	United States	5,633,645		4,844,751
[g,k]Pontus II Trust, junior note, 144A, FRN, 6.475%, 6/25/09	United States	2,816,867		2,422,413
[k]Realogy Corp., FRN, [l]4.721%, 4/10/13	United States	3,028,670		2,551,654
Delayed Draw Term B Loan, 5.71%, 10/10/13	United States	697,348		595,236
Initial Term Loan B, 5.475%, 10/10/13	United States	3,845,943		3,282,785
Synthetic Letter of Credit, 2.30%, 10/10/13	United States	1,035,461		883,840
Solutia Inc., Bridge Loan, 15.50%, 2/28/09	United States	27,065,000		26,625,194
Trump Entertainment Resorts Inc., 8.50%, 5/20/15	United States	7,582,630		4,758,100
[d,m]TVMAX Holdings Inc., PIK, 11.50%, 9/30/08	United States	45,542		31,880
14.00%, 9/30/08	United States	192,127		134,489

Total Corporate Bonds & Notes (Cost $127,866,535)				108,177,903

Corporate Bonds & Notes in Reorganization 0.3%
[g,k,n]Motor Coach Industries International Inc., FRN, 15.649%, 12/01/08	United States	13,351,032		8,811,681
[d,n]Safety Kleen Services, senior sub. note, 9.25%, 6/01/08	United States	5,000		25
[f,n]Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%, 12/15/14	United States	18,305,000		8,786,400

Total Corporate Bonds & Notes in Reorganization (Cost $25,433,856)				17,598,106

Companies in Liquidation 0.0%
[d]Peregrine Investments Holdings Ltd., 6.70%, 1/15/98	Hong Kong	5,000,000	JPY	—
[d]PIV Investment Finance (Cayman) Ltd.	Hong Kong	12,200,000		—

Total Companies in Liquidation (Cost $—)				—

Total Investments before Short Term Investments (Cost $4,806,063,473)				4,708,078,249

Short Term Investments 10.5%
U.S. Government and Agency Securities 9.4%
[o]FHLB,
7/01/08	United States	63,600,000		63,600,000
7/02/08	United States	99,300,000		99,294,141
7/03/08	United States	95,000,000		94,988,790
[p]7/07/08 - 6/19/09	United States	229,729,000		227,841,089

Total U.S. Government and Agency Securities (Cost $485,580,643)				485,724,020

Total Investments before Money Market Fund (Cost $5,291,644,116)				5,193,802,269

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Principal Amount[j]	Value
Short Term Investments (continued)
[q]Investments from Cash Collateral Received for Loaned Securities 1.1%
Money Market Fund (Cost $56,710,882) 1.1%
[r]Bank of New York Institutional Cash Reserve Fund, 2.53%	United States	56,710,882	$56,710,882

Total Investments (Cost $5,348,354,998) 101.1%			5,250,513,151
Securities Sold Short (0.2)%			(8,098,337)
Net Unrealized Loss on Forward Exchange Contracts (0.3)%			(15,778,666)
Other Assets, less Liabilities (0.6)%			(31,409,662)

Net Assets 100.0%			$5,195,226,486

[s]Securities Sold Short (Proceeds $10,336,743) 0.2%
Diversified Financial Services 0.2%
CME Group Inc.	United States	21,134	$8,098,337

Currency Abbreviations

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound Sterling

JPY - Japanese Yen

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FHLB - Federal Home Loan Bank

FRN - Floating Rate Note

PIK - Payment-In-Kind

REIT - Real Estate Investment Trust

aNon-income producing for the twelve months ended June 30, 2008.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the aggregate value of these securities was $1,648,737, representing 0.03% of net assets.

cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2008, the aggregate value of these securities was $12,155,827, representing 0.23% of net assets.

eA portion or all of the security is on loan as of June 30, 2008. See Note 1(g).

fSee Note 14 regarding other considerations.

gSee Note 10 regarding restricted securities.

hRounds to less than 0.1% of net assets.

iSee Note 13 regarding holdings of 5% voting securities.

jThe principal amount is stated in U.S. dollars unless otherwise indicated.

kThe coupon rate shown represents the rate at period end.

lSee Note 11 regarding unfunded loan commitments.

mIncome may be received in additional securities and/or cash.

nSee Note 8 regarding defaulted securities.

oThe security is traded on a discount basis with no stated coupon rate.

pSecurity or a portion of the security has been segregated as collateral for securities sold short. At June 30, 2008, the value of securities and or cash pledged amounted to $9,918,840.

qSee Note 1(g) regarding securities on loan.

rThe rate shown is the annualized seven-day yield at period end.

sSee Note 1(f) regarding securities sold short.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Mutual Shares Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$5,342,789,398
Cost - Non-controlled affiliated issuers (Note 13)	5,565,600

Total cost of investments	$5,348,354,998

Value - Unaffiliated issuers	$5,246,839,855
Value - Non-controlled affiliated issuers (Note 13)	3,673,296

Total value of investments (includes securities loaned in the amount of $54,112,604)	5,250,513,151
Cash	276,891
Cash on deposit with brokers for securities sold short	10,417,586
Foreign currency, at value (cost $14,109,869)	15,134,238
Receivables:
Investment securities sold	8,958,129
Capital shares sold	5,313,005
Dividends and interest	19,352,048
Unrealized gain on forward exchange contracts (Note 7)	6,304,142
Unrealized gain on unfunded loan commitments (Note 11)	535,563
Other assets	870,794

Total assets	5,317,675,547

Liabilities:
Payables:
Investment securities purchased	16,644,401
Capital shares redeemed	11,049,617
Affiliates	5,316,591
Securities sold short, at value (proceeds $10,336,743 )	8,098,337
Payable upon return of securities loaned	56,710,882
Unrealized loss on forward exchange contracts (Note 7)	22,082,808
Accrued expenses and other liabilities	2,546,425

Total liabilities	122,449,061

Net assets, at value	$5,195,226,486

Net assets consist of:
Paid-in capital	$4,816,252,638
Undistributed net investment income	214,412,585
Net unrealized appreciation (depreciation)	(110,727,992)
Accumulated net realized gain (loss)	275,289,255

Net assets, at value	$5,195,226,486

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Mutual Shares Securities Fund
Class 1:
Net assets, at value	$310,341,336

Shares outstanding	17,681,803

Net asset value and maximum offering price per share	$17.55

Class 2:
Net assets, at value	$4,871,812,292

Shares outstanding	281,158,734

Net asset value and maximum offering price per share	$17.33

Class 4:
Net assets, at value	$13,072,858

Shares outstanding	745,700

Net asset value and maximum offering price per share	$17.53

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Mutual Shares Securities Fund
Investment income:
Dividends (net of foreign taxes of $5,879,786)	$76,594,391
Interest	13,957,405
Income from securities loaned	1,343,214

Total investment income	91,895,010

Expenses:
Management fees (Note 3a)	16,672,650
Administrative fees (Note 3b)	2,381,554
Distribution fees: (Note 3c)
Class 2	6,622,773
Class 4	2,642
Unaffiliated transfer agent fees	1,249
Custodian fees (Note 4)	369,686
Reports to shareholders	337,577
Registration and filing fees	1,534
Professional fees	250,058
Trustees’ fees and expenses	12,826
Dividends on securities sold short	217,516
Other	61,305

Total expenses	26,931,370
Expense reductions (Note 4)	(21,511)

Net expenses	26,909,859

Net investment income	64,985,151

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	131,637,892
Written options	1,073,444
Foreign currency transactions	(81,302,835)

Net realized gain (loss)	51,408,501

Net change in unrealized appreciation (depreciation) on:
Investments	(982,656,507)
Translation of assets and liabilities denominated in foreign currencies	(2,161,014)

Net change in unrealized appreciation (depreciation)	(984,817,521)

Net realized and unrealized gain (loss)	(933,409,020)

Net increase (decrease) in net assets resulting from operations	$(868,423,869)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Mutual Shares Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$64,985,151	$143,582,793
Net realized gain (loss) from investments, written options, securities sold short, synthetic equity swaps, and foreign currency transactions	51,408,501	258,914,403
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(984,817,521)	(228,498,434)

Net increase (decrease) in net assets resulting from operations	(868,423,869)	173,998,762

Distributions to shareholders from:
Net investment income:
Class 1	—	(3,972,937)
Class 2	—	(85,861,035)
Net realized gains:
Class 1	—	(8,639,670)
Class 2	—	(210,215,361)

Total distributions to shareholders	—	(308,689,003)

Capital share transactions: (Note 2)
Class 1	82,926,018	15,525,183
Class 2	(231,300,551)	916,403,514
Class 4	13,965,369	—

Total capital share transactions	(134,409,164)	931,928,697

Net increase (decrease) in net assets	(1,002,833,033)	797,238,456
Net assets:
Beginning of period	6,198,059,519	5,400,821,063

End of period	$5,195,226,486	$6,198,059,519

Undistributed net investment income included in net assets:
End of period	$214,412,585	$149,427,434

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Mutual Shares Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Synthetic Equity Swaps

The Fund may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (margin account). Periodically, payments are made to recognize changes in value of the contract resulting from interest on the notional value of the contract, market value changes in the underlying security, and/or dividends paid by the issuer of the underlying security. The Fund recognizes a realized gain or loss when cash is received from, or paid to, the broker. Synthetic equity swaps are valued daily by the Fund and the unrealized gains or losses on the contracts (as measured by the difference between the contract amount plus or minus cash received or paid and the market value of the underlying securities) are recorded in the Statement of Operations. The margin account and any net unrealized gains or losses on open synthetic equity swaps are included in the Statement of Assets and Liabilities. The risks of entering into synthetic equity swaps include unfavorable price movements in the underlying securities or the inability of the counterparties to fulfill their obligations under the contract.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Options

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell securities, currencies, or other financial instruments at a specified price or exchange rate, or, in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

g. Securities Lending

The Fund may loan securities to certain brokers through a securities lending agent for which it receives initial cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in short-term instruments as noted in the Statement of Investments. The Fund receives interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The Fund bears the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

h. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,528,833	$105,565,856	2,778,546	$57,615,881
Shares issued in reinvestment of distributions	—	—	580,157	12,612,607
Shares redeemed	(1,191,207)	(22,639,838)	(2,589,646)	(54,703,305)

Net increase (decrease)	4,337,626	$82,926,018	769,057	$15,525,183

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	12,459,654	$233,089,799	60,311,785	$1,269,429,065
Shares issued in reinvestment of distributions	—	—	13,758,197	296,076,396
Shares redeemed in-kind (Note 15)	—	—	(5,519,424)	(109,229,391)
Shares redeemed	(24,836,801)	(464,390,350)	(26,278,440)	(539,872,556)

Net increase (decrease)	(12,377,147)	$(231,300,551)	42,272,118	$916,403,514

Class 4 Shares:
Shares sold	745,707	$13,965,510	—	$—
Shares redeemed	(7)	(141)	—	—

Net increase (decrease)	745,700	$13,965,369	—	$—

[a]	For the period February 29, 2008 (effective date) to June 30, 2008, for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $10 billion
0.550%	Over $10 billion, up to and including $15 billion
0.530%	Over $15 billion, up to and including $20 billion
0.510%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized currency losses of $850,204.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,352,598,419

Unrealized appreciation	$751,903,957
Unrealized depreciation	(853,989,225)

Net unrealized appreciation (depreciation)	$(102,085,268)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, pass-through entity income, bond discounts and premiums, and certain dividends on securities sold short.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, pass-through entity income, bond discounts and premiums, and gains realized on a shareholder redemption in-kind.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2008, aggregated $798,717,471 and $842,388,278, respectively.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

6. INVESTMENT TRANSACTIONS (continued)

Transactions in options written during the period ended June 30, 2008, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2007	51,422	$1,337,174
Options written	—	—
Options expired	(50,000)	(364,336)
Options exercised	(1,422)	(972,838)
Options closed	—	—

Options outstanding at June 30, 2008	—	$—

7. FORWARD EXCHANGE CONTRACTS

At June 30, 2008, the Fund had the following forward exchange contracts outstanding:

		Contract Amount	Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
2,146,768	Swiss Franc	$2,080,000	7/07/08	$21,778	$—
3,725,630	British Pound Sterling	7,382,125	9/10/08	—	(619)
28,129,298	Swedish Krona	4,660,000	9/16/08	—	(10,502)
440,000,000	Japanese Yen	4,173,878	9/19/08	—	(11,011)
705,387	Canadian Dollar	690,000	10/27/08	387	—
3,315,534	Canadian Dollar	3,250,000	10/27/08	—	(4,990)

Contracts to Sell
86,274,225	Swiss Franc	83,415,741	7/07/08	—	(1,050,424)
29,200,000	Euro	46,030,880	7/14/08	87,037	—
44,200,000	Euro	69,438,200	7/14/08	—	(106,932)
110,000,000	Danish Krone	22,834,249	7/23/08	—	(359,805)
677,850	Singapore Dollar	500,000	7/24/08	1,159	—
22,397,112	Singapore Dollar	15,758,834	7/24/08	—	(723,568)
60,139,592	Euro	88,300,462	7/25/08	—	(6,268,610)
61,025,000	British Pound Sterling	118,605,702	8/12/08	—	(2,556,345)
137,000,842	Euro	211,888,261	8/13/08	—	(3,335,955)
15,700,000	Danish Krone	3,279,939	8/25/08	—	(24,617)
19,200,000	Euro	30,066,528	8/28/08	—	(73,461)
96,400,000	British Pound Sterling	188,654,800	9/10/08	—	(2,325,903)
3,431,801	Swedish Krona	567,404	9/16/08	161	—
248,881,932	Swedish Krona	40,663,995	9/16/08	—	(471,407)
3,017,618,801	Japanese Yen	31,109,971	9/19/08	2,558,723	—
79,000,000	Euro	122,944,020	9/24/08	—	(897,376)
59,777,982,230	South Korean Won	59,307,000	9/29/08	2,348,646	—
259,325,134	Norwegian Krone	50,710,073	10/10/08	302,578	—
18,000,000	Euro	27,832,500	10/14/08	—	(354,868)
152,210,444	Danish Krone	31,427,489	10/23/08	—	(506,748)
1,406,440	Canadian Dollar	1,400,000	10/27/08	23,481	—
20,954,887	Canadian Dollar	20,489,769	10/27/08	—	(19,322)
31,875,178	British Pound Sterling	61,484,031	11/12/08	—	(1,356,006)
45,660,000	Euro	70,246,337	11/13/08	—	(1,142,444)
63,767,036	Norwegian Krone	12,470,000	11/19/08	123,393	—
19,200,000	Euro	29,917,632	11/28/08	—	(77,565)
20,787,152	Euro	32,041,316	12/15/08	—	(404,330)
1,000,000,000	Japanese Yen	10,351,967	12/19/08	836,799	—

Unrealized gain (loss) on forward exchange contracts				6,304,142	(22,082,808)

Net unrealized loss on forward exchange contracts					$(15,778,666)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be/or are already involved in financial restructuring or bankruptcy. The Fund does not accrue income on these securities, if it becomes probable that the income will not be collected. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. At June 30, 2008, the aggregate value of these securities was $17,598,106, representing 0.34% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust’s Board of Trustees as reflecting fair value, as follows:

Principal Amount/ Shares/Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
59,723	AboveNet Inc.	10/02/01 - 12/12/07	$3,108,481	$2,986,150
78	AboveNet Inc., stock grant, grant price $20.95, expiration date 9/09/13	4/17/06 - 9/08/06	—	2,172
2,546	AboveNet Inc., wts., 9/08/08	10/02/01 - 9/07/07	293,521	81,472
2,995	AboveNet Inc., wts., 9/08/10	10/02/01 - 9/07/07	315,092	86,256
8,172,654	Cerberus CG Investor I LLC	7/26/07 - 6/17/08	8,172,654	4,255,589
7,173,000	Cerberus CG Investor I LLC, 12.00%, 7/31/14	7/26/07	7,173,000	3,735,059
8,172,654	Cerberus CG Investor II LLC	7/26/07 - 6/17/08	8,172,654	4,255,589
7,173,000	Cerberus CG Investor II LLC, 12.00%, 7/31/14	7/26/07	7,173,000	3,735,059
4,086,327	Cerberus CG Investor III LLC	7/26/07 - 6/17/08	4,086,327	2,127,795
3,586,500	Cerberus CG Investor III LLC, 12.00%, 7/31/14	7/26/07	3,586,500	1,867,529
2,306,869	Cerberus FIM Investors Auto Finance LLC	11/20/06	2,306,870	769,564
6,915,902	Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13	11/21/06	6,915,902	2,307,124
192,155	Cerberus FIM Investors Commercial Finance LLC	11/20/06	192,155	64,102
576,466	Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13	11/20/06	576,466	192,307
360,165	Cerberus FIM Investors Commercial Mortgage LLC	11/20/06	360,166	120,150
1,080,497	Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13	11/20/06	1,080,497	360,451
1,761,591	Cerberus FIM Investors Insurance LLC	11/20/06	1,761,591	587,661
5,284,774	Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13	11/20/06	5,284,774	1,762,984
3,279,720	Cerberus FIM Investors Rescap LLC	11/20/06	3,279,719	1,094,105
9,839,154	Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13	11/20/06	9,839,156	3,282,311

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

10. RESTRICTED SECURITIES (continued)

Principal Amount/ Shares/Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
37,154	[a]Dana Holding Corp., 4.00%, cvt. pfd., B	12/27/07	$3,715,400	$3,653,475
108,227	DecisionOne Corp.	3/12/99 - 7/18/00	76,620	—
136,516	DecisionOne Corp., 12.00%, 4/15/10	3/12/99 - 1/16/08	222,053	136,516
24,958	DecisionOne Corp., FRN, 7.25%, 5/12/09	7/9/07	24,958	24,958
59,425	DecisionOne Corp., wts., 6/08/17	7/9/07	—	—
11,728	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	1,535,957	1,268,309
1,783,526	Esmark Inc.	11/8/04 - 11/28/07	33,034,512	30,690,916
5,565,600	GLCP Harrah’s Investment LP	1/15/08	5,565,600	3,673,296
1,451,684	International Automotive Components Group Brazil LLC	4/13/06 - 8/21/06	871,389	5,980,791
269,643	International Automotive Components Group Japan LLC	9/26/06 - 3/27/07	2,342,784	1,567,595
6,170,474	International Automotive Components Group LLC	1/12/06 - 10/16/06	6,172,885	4,821,608
1,456,500	International Automotive Components Group NA LLC, 9.00%, 4/01/17	3/30/07	1,478,348	1,456,500
4,838,053	International Automotive Components Group NA LLC, A	3/30/07 - 10/10/07	4,829,845	3,696,756
166,003	Kindred Healthcare Inc.	4/28/99 - 3/29/06	1,540,145	4,535,534
578	Kindred Healthcare Inc., stock grants: grant price $18.15, expiration date 7/17/11	7/17/02 - 7/17/05	—	5,301
172	grant price $19.87, expiration date 1/01/12	1/01/03 - 1/01/06	—	1,282
171	grant price $6.94, expiration date 1/01/13	1/01/04 - 1/03/07	—	3,485
170	grant price $19.87, expiration date 1/01/14	1/01/05 - 1/01/08	—	1,267
108	grant price $21.33, expiration date 1/10/15	1/06/06 - 1/10/08	—	647
73	grant price $22.08, expiration date 1/10/16	1/09/07 - 1/10/08	—	383
36	grant price $19.40, expiration date 1/10/17	1/10/08	—	285
13,351,032	Motor Coach Industries International Inc., FRN, 15.649%, 12/01/08	5/27/04 - 5/30/08	13,351,032	8,811,681
2	Motor Coach Industries International Inc., wts., 5/27/09	3/30/07	—	—
57,295	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	603,247	560,059
16,280	Olympus Re Holdings Ltd.	12/19/01	1,602,565	49,223
6,403,661	Pontus I LLC, junior note, 144A, FRN, 5.231%, 7/24/09	1/22/08	6,403,661	5,494,791
5,784,503	5.685%, 7/24/09	2/25/08	5,784,503	6,944,538
5,633,645	6.475%, 7/24/09	2/12/08	5,633,645	4,844,751
17,300	PTV Inc., 10.00%, pfd., A	12/07/01 - 3/06/02	24,220	8,650

	Total Restricted Securities (2.39% of Net Assets)			$124,319,789

[a]The	Fund also invests in unrestricted securities of the same issuer, valued at $2,756,175.

11. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2008, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Realogy Corp., FRN, 4.721%, 4/10/13	$6,783,671

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

11. UNFUNDED LOAN COMMITMENTS (continued)

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

12. UNFUNDED CAPITAL COMMITMENTS

At June 30, 2008, the Fund had aggregate unfunded capital commitments to investments of $2,880,615.

13. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2008, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
GLCP Harrah’s Investment LP	—	5,565,600	—	5,565,600	3,673,296	—	—

Total Affiliated Securities (0.07% of Net Assets)					$3,673,296	$—	$—

14. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of bondholders’ steering committees, official creditors’ committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

15. REDEMPTION IN-KIND

During the year ended December 31, 2007, the Fund realized $14,084,559 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

16. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

16. FAIR VALUE MEASUREMENTS (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$4,478,784,615	$635,252,917	$136,475,619	$5,250,513,151
Other Financial Instruments[a]	—	6,839,705	—	6,839,705
Liabilities:
Securities Sold Short	8,098,337	—	—	8,098,337
Other Financial Instruments[a]	—	22,082,808	—	22,082,808

[a]	Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.

At June 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Fund’s fair value, is as follows:

Investments in Securities
Beginning balance – January 1, 2008	$141,064,446
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(35,574,066)
Net purchases (sales)	30,938,707
Transfers in and/or out of Level 3	46,532

Ending balance	$136,475,619

Net change in unrealized appreciation (depreciation) attributable to assets still held at end of period	$(35,574,066)

17. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Templeton Developing Markets Securities Fund – Class 4 had a -16.92% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -9.71%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index’s -11.64% total return, and the Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index’s -12.26% total return for the same period.1 Please note that index performance numbers are purely for reference and that we do not attempt to track an index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

Emerging markets lost value in the first quarter of 2008. Concerns of a U.S. recession, the unwinding of the Japanese yen carry trade and the bailout of Bear Stearns by JPMorgan Chase pushed global stock markets down in the first quarter. In the second quarter, markets recorded mixed results, as Latin America and Eastern Europe registered positive returns while Asian markets declined.

Latin American markets were the top performers in the six-month reporting period due to stronger currencies, higher investor confidence and rising commodity prices for exports. Brazil and Argentina were among the region’s top performing countries. In Europe, Russia and the Czech Republic outperformed their regional peers while Turkey underperformed. Strong economic growth and high commodity prices continued to support the Russian stock market, while investor confidence in Turkey suffered due to political uncertainty despite higher-than-expected gross domestic product growth. Fears of a prolonged U.S. economic downturn and its impact on Asia, coupled with overheating and inflationary concerns, pressured Asian markets to end the period in negative territory.

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Investing in emerging markets is subject to all the risks of foreign investing generally as well as additional, heightened risks, including currency fluctuations, economic instability, market volatility, political and social instability, the relatively smaller size and lesser liquidity of these markets, and less effective or irregular government supervision and regulation of business and industry practices. By having significant investments in one or more countries or in particular sectors from time to time, the Fund may carry greater risk of adverse developments in a country or sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

What is a carry trade?

Carry trade is a strategy in which an investor sells a certain currency with a relatively low interest rate and uses the funds to purchase a different currency yielding a higher interest rate. A trader using this strategy attempts to capture the difference between the rates, which can often be substantial, depending on the amount of leverage the investor chooses to use.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we may make on-site visits to companies to assess critical factors such as management strength and local conditions. In addition, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term (typically five years) earnings, asset value and cash flow potential. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We perform in-depth research to construct an action list from which we make our investment decisions.

Manager’s Discussion

For the six months under review, sectors that had a negative impact on the Fund’s absolute performance were banks, energy and telecommunication services.2 Geographically, our investments in China, South Korea and Turkey also hurt Fund performance. Concerns about high inflation and an overheating economy led Chinese stock prices to decline, while political uncertainty had a negative impact on Turkey’s stock market. The largest individual detractors included Akbank, one of Turkey’s largest commercial banks, Chalco (Aluminum Corp. of China), China’s leading alumina and aluminum products manufacturer, and SK Energy, South Korea’s largest oil refiner. Based on our research, we believed the Fund’s investments in these sectors and countries were well positioned in their respective markets to benefit over the longer term from developments in emerging markets.

On the other hand, the largest contributor to absolute performance was the Fund’s exposure to Brazil. Brazil’s sovereign debt attained investment grade status for the first time from two major international ratings agencies, Standard & Poor’s and Fitch Ratings, which boosted international confidence in the country’s stock market. By industry, food and staples retailing contributed to Fund returns. Among the Fund’s top individual stock contributors were three Brazilian holdings, Petrobras (Petroleo Brasileiro), the national oil and gas company, Vale (Companhia Vale do Rio Doce), one of the world’s largest iron ore producers that also engages in various other mining activities, and Usiminas (Usinas Siderurgicas de Minas Gerais), the country’s major flat steel producer.

2. The banks sector comprises commercial banks in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

During the reporting period, we increased the Fund’s investments in Taiwan, Pakistan and Hungary, as market corrections allowed us to purchase stocks we believe are undervalued that are trading at what we considered attractive valuations. We also initiated investments in select frontier markets, which are markets we believe have potential to grow at a fast pace and could become tomorrow’s emerging markets. We made select purchases in Qatar, United Arab Emirates, Kuwait, Ukraine and Panama, and as of period-end, the Fund had 1.2% of total net assets in frontier markets.

From a sector perspective, we made purchases in semiconductors, marine, electronic equipment manufacturing and computer hardware companies.3 The largest purchases during the period included shares of TSMC (Taiwan Semiconductor Manufacturing), the world’s biggest independent integrated circuit foundry, Qatar National Bank, Qatar’s largest bank, and Infosys Technologies, one of India’s top information technology (IT) consultancy companies.

To raise funds for redemptions during the reporting period, we sold a number of holdings. These sales also allowed the Fund to focus on stocks we considered relatively more attractively valued within our investment universe. We sold some positions as stocks reached sale price targets. As a result, the Fund reduced allocations to Russia, Brazil and China (via Hong Kong-listed China H and Red Chip shares).4 Key sales included UES (Unified Energy Systems), an electricity production group that would be split into individual companies due to restructuring in Russia’s power sector, China Telecom, the country’s leading integrated telecommunication services provider, and America Movil, a major wireless telecommunication provider in Mexico and Latin America.

Although this reporting period was challenging for emerging markets, we believe they are in a stronger position than in the past to weather the effects of a U.S. economic slowdown because many emerging

3. The semiconductors industry is part of semiconductors and semiconductor equipment in the SOI. The electronic equipment manufacturing industry is part of electronic equipment and instruments in the SOI. The computer hardware industry is part of computers and peripherals in the SOI.

4. “China H” denotes shares of China-incorporated, Hong Kong-listed companies with most businesses in China. “Red Chip” denotes shares of Hong Kong-listed companies with significant exposure to China. China H and Red Chip shares are traded on the Hong Kong Stock Exchange.

Top 10 Holdings

Templeton Developing Markets

Securities Fund

6/30/08

Company Sector/Industry, Country	% of Total Net Assets

Vale (Companhia Vale do Rio Doce), ADR, pfd., A	7.0%
Metals & Mining, Brazil

Petrobras (Petroleo Brasileiro SA), ADR, pfd.	6.7%
Oil, Gas & Consumable Fuels, Brazil

Gazprom, ADR	3.5%
Oil, Gas & Consumable Fuels, Russia

Norilsk Nickel (Mining and Metallurgical Co. Norilsk Nickel)	3.3%
Metals & Mining, Russia

Anglo American PLC	2.9%
Metals & Mining, U.K.

China Mobile Ltd.	2.5%
Wireless Telecommunication Services, China

LUKOIL, ADR	2.2%
Oil, Gas and Consumable Fuels, Russia

Chalco (Aluminum Corp. of China Ltd.), H	2.1%
Metals & Mining, China

SK Energy Co. Ltd.	2.1%
Oil, Gas & Consumable Fuels, South Korea

Akbank TAS	2.1%
Commercial Banks, Turkey

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

markets hold large fiscal reserves. We are also excited about frontier markets, what we consider the younger generation of emerging markets, and the potential investment opportunities they offer.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

Templeton Developing Markets

Securities Fund

6/30/08

% of Total Net Assets

Brazil	19.7%

China	12.3%

Russia	11.9%

Turkey	6.2%

South Korea	6.1%

Taiwan	6.1%

Mexico	5.0%

South Africa	4.8%

India	4.5%

U.K.	3.6%

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Developing Markets Securities Fund Class 4

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$902.90	$5.95
Hypothetical (5% return before expenses)	$1,000	$1,015.61	$9.32

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (1.86%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006		2005		2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.16	$13.92	$10.99		$8.73		$7.14	$4.71

Income from investment operations[a]:
Net investment income[b]	0.09	0.32	0.24		0.17		0.11	0.13
Net realized and unrealized gains (losses)	(2.70)	3.51	2.84		2.23		1.62	2.38

Total from investment operations	(2.61)	3.83	3.08		2.40		1.73	2.51

Less distributions from:
Net investment income	(0.37)	(0.38)	(0.15)		(0.14)		(0.14)	(0.08)
Net realized gains	(2.44)	(1.21)	—		—		—	—

Total distributions	(2.81)	(1.59)	(0.15)		(0.14)		(0.14)	(0.08)

Redemption fees	— [c]	— [c]	—	[c]	—	[c]	—	—

Net asset value, end of period	$10.74	$16.16	$13.92		$10.99		$8.73	$7.14

Total return[d]	(16.79)%	29.09%	28.43%		27.76%		24.83%	53.74%
Ratios to average net assets[e]
Expenses	1.51% [f]	1.48% [f]	1.47%	[f]	1.53%	[f]	1.54% [f]	1.55%
Net investment income	1.28%	2.07%	1.93%		1.77%		1.52%	2.35%

Supplemental data
Net assets, end of period (000’s)	$555,056	$753,843	$749,120		$651,826		$477,290	$359,299
Portfolio turnover rate	25.06%[g]	98.32%	53.65%		31.24%		55.67%	46.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as the result of a redemption in-kind. See Note 9.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006		2005		2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.99	$13.79	$10.90		$8.67		$7.09	$4.69

Income from investment operations[a]:
Net investment income[b]	0.07	0.27	0.20		0.14		0.09	0.11
Net realized and unrealized gains (losses)	(2.67)	3.49	2.82		2.21		1.63	2.35

Total from investment operations	(2.60)	3.76	3.02		2.35		1.72	2.46

Less distributions from:
Net investment income	(0.33)	(0.35)	(0.13)		(0.12)		(0.14)	(0.06)
Net realized gains	(2.44)	(1.21)	—		—		—	—

Total distributions	(2.77)	(1.56)	(0.13)		(0.12)		(0.14)	(0.06)

Redemption fees	— [c]	— [c]	—	[c]	—	[c]	—	—

Net asset value, end of period	$10.62	$15.99	$13.79		$10.90		$8.67	$7.09

Total return[d]	(16.84)%	28.78%	28.09%		27.43%		24.71%	52.99%
Ratios to average net assets[e]
Expenses	1.76% [f]	1.73% [f]	1.72%	[f]	1.78%	[f]	1.79% [f]	1.80%
Net investment income	1.03%	1.82%	1.68%		1.52%		1.27%	2.10%

Supplemental data
Net assets, end of period (000’s)	$739,630	$1,090,549	$857,514		$650,646		$327,569	$170,953
Portfolio turnover rate	25.06%[g]	98.32%	53.65%		31.24%		55.67%	46.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as the result of a redemption in-kind. See Note 9.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 3		2007	2006		2005		2004[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.96	$13.78	$10.90		$8.68		$7.13

Income from investment operations[b]:
Net investment income[c]	0.07	0.24	0.20		0.04		0.08
Net realized and unrealized gains (losses)	(2.67)	3.52	2.83		2.32		1.61

Total from investment operations	(2.60)	3.76	3.03		2.36		1.69

Less distributions from:
Net investment income	(0.34)	(0.37)	(0.15)		(0.14)		(0.14)
Net realized gains	(2.44)	(1.21)	—		—		—

Total distributions	(2.78)	(1.58)	(0.15)		(0.14)		(0.14)

Redemption fees	— [d]	— [d]	—	[d]	—	[d]	—

Net asset value, end of period	$10.58	$15.96	$13.78		$10.90		$8.68

Total return[e]	(16.82)%	28.70%	28.17%		27.45%		24.15%
Ratios to average net assets[f]
Expenses	1.76% [g]	1.73% [g]	1.72%	[g]	1.78%	[g]	1.54% [g]
Net investment income	1.03%	1.82%	1.68%		1.52%		1.52%

Supplemental data
Net assets, end of period (000’s)	$71,889	$100,961	$43,372		$11,521		$12
Portfolio turnover rate	25.06%[h]	98.32%	53.65%		31.24%		55.67%

aFor the period May 1, 2004 (effective date) to December 31, 2004.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as the result of a redemption in-kind. See Note 9.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

Period Ended June 30, 2008[a] (unaudited)
Class 4

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.88

Income from investment operations[b]:
Net investment income[c]	0.03
Net realized and unrealized gains (losses)	(1.39)

Total from investment operations	(1.36)

Less distributions from:
Net investment income	(0.37)
Net realized gains	(2.44)

Total distributions	(2.81)

Redemption fees	— [d]

Net asset value, end of period	$10.71

Total return[e]	(9.71)%
Ratios to average net assets[f]
Expenses	1.86% [g]
Net investment income	0.93%

Supplemental data
Net assets, end of period (000’s)	$3,034
Portfolio turnover rate	25.06%[h]

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as the result of a redemption in-kind. See Note 9.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks 76.5%
Austria 1.4%
Erste Bank der oesterreichischen Sparkassen AG	Commercial Banks	4,137	$257,567
[a]IMMOEAST AG	Real Estate Management & Development	253,676	2,248,837
[a]Meinl European Land Ltd.	Real Estate Management & Development	79,261	892,351
OMV AG	Oil, Gas & Consumable Fuels	148,959	11,694,706
Wienerberger AG	Building Products	111,768	4,693,651

			19,787,112

Brazil 1.9%
AES Tiete SA	Independent Power Producers & Energy Traders	591,052	7,185,382
American Banknote SA	Commercial Services & Supplies	27,977	287,937
Banco Itau Holdings Financeira SA, ADR	Commercial Banks	8,600	174,666
Companhia de Bebidas das Americas (AmBev)	Beverages	33,601	2,020,419
Natura Cosmeticos SA	Personal Products	360,183	3,706,973
Souza Cruz SA	Tobacco	432,318	12,323,436

			25,698,813

China 12.3%
Aluminum Corp. of China Ltd., H	Metals & Mining	25,205,000	29,060,624
China Construction Bank Corp., H	Commercial Banks	6,436,000	5,183,633
China International Marine Containers (Group) Co. Ltd., B	Machinery	390,156	465,350
China Life Insurance Co. Ltd., H	Insurance	774,000	2,709,955
China Mengniu Dairy Co. Ltd.	Food Products	176,000	498,842
China Mobile Ltd.	Wireless Telecommunication Services	2,544,500	34,199,699
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	23,532,000	22,031,306
China Shipping Container Lines Co. Ltd., H	Marine	4,322,000	1,690,609
China Shipping Development Co. Ltd., H	Marine	234,000	702,248
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	2,230,000	1,212,633
CNOOC Ltd.	Oil, Gas & Consumable Fuels	11,328,000	19,496,843
Denway Motors Ltd.	Automobiles	15,338,234	5,921,073
Dongfeng Motor Corp., H	Automobiles	13,936,000	5,576,366
FerroChina Ltd.	Metals & Mining	247,292	221,762
[a]Honghua Group Ltd.	Energy Equipment & Services	376,000	161,544
Industrial and Commercial Bank of China, H	Commercial Banks	4,685,000	3,202,546
Jiangxi Copper Co. Ltd., H	Metals & Mining	1,758,000	3,449,601
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	1,284,000	1,001,214
[b]PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	19,936,000	25,823,669
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	1,459,000	4,284,985
Shenzhen Investment Ltd.	Real Estate Management & Development	292,000	105,232
Sinotrans Ltd., H	Air Freight & Logistics	648,000	159,564
Soho China Ltd.	Real Estate Management & Development	1,520,000	828,497

			167,987,795

Egypt 0.1%
Telecom Egypt	Diversified Telecommunication Services	347,854	1,070,772

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Hong Kong 1.0%
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	196,000	$2,641,906
China Infrastructure Machinery Holdings Ltd.	Machinery	133,000	123,665
Citic Pacific Ltd.	Industrial Conglomerates	346,000	1,275,770
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	888,733	4,301,468
GOME Electrical Appliances Holdings Ltd.	Specialty Retail	5,061,000	2,401,578
VTech Holdings Ltd.	Communications Equipment	409,000	2,465,356

			13,209,743

Hungary 2.2%
Magyar Telekom PLC	Diversified Telecommunication Services	472,756	2,305,278
[a]MOL Hungarian Oil and Gas Nyrt.	Oil, Gas & Consumable Fuels	202,291	27,258,543

			29,563,821

India 4.5%
[a]Ashok Leyland Ltd.	Machinery	1,191,931	795,453
Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	400	6,248
Gail India Ltd.	Gas Utilities	640,190	4,965,089
Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	2,500	21,666
[a]Hindalco Industries Ltd.	Metals & Mining	1,197,565	3,963,987
Hindustan Unilever Ltd.	Household Products	884,042	4,244,143
[a]Idea Cellular Ltd.	Wireless Telecommunication Services	123,740	268,348
Infosys Technologies Ltd.	IT Services	162,500	6,566,431
National Aluminium Co. Ltd.	Metals & Mining	414,831	3,377,689
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	585,833	11,117,590
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	167,698	8,176,889
Satyam Computer Services Ltd.	IT Services	85,241	867,997
Shipping Corp. of India Ltd.	Marine	275,852	1,397,252
Steel Authority of India Ltd.	Metals & Mining	17,392	56,494
Tata Consultancy Services Ltd.	IT Services	410,550	8,212,913
[a]Tata Steel Ltd.	Metals & Mining	432,300	7,334,398

			61,372,587

Indonesia 0.2%
PT Astra International Tbk	Automobiles	721,000	1,505,342
PT Bank Central Asia Tbk	Commercial Banks	7,187,500	1,929,399

			3,434,741

Israel 0.3%
[a]Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	386,429	3,651,754

Jordan 0.0%[c]
Arab Bank PLC	Commercial Banks	9,585	293,475

Kenya 0.0%[c]
[a,d]Safaricom Ltd., Reg S	Wireless Telecommunication Services	2,637,150	299,079

Kuwait 0.2%
National Bank Of Kuwait	Commercial Banks	435,000	2,987,096
[b]National Mobile Telecommunications Co.	Wireless Telecommunication Services	10,000	86,025

			3,073,121

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Luxembourg 0.1%
[a]Kernel Holding SA	Food Products	78,100	$1,348,700

Malaysia 0.1%
Sime Darby Berhad	Industrial Conglomerates	363,000	1,027,620

Mexico 5.0%
Alfa SAB de CV	Industrial Conglomerates	602,784	4,310,192
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	363,358	19,167,135
Consorcio ARA SAB de CV	Household Durables	1,436,192	1,325,630
Fomento Economico Mexicano SAB de CV, ADR	Beverages	90,900	4,136,859
Grupo Televisa SA	Media	2,609,144	12,352,579
Kimberly Clark de Mexico SAB de CV, A	Household Products	3,116,686	12,691,566
Telefonos de Mexico SAB de CV (Telemex), L, ADR	Diversified Telecommunication Services	379,464	8,985,708
[a]Telmex Internacional SAB de CV, ADR	Diversified Telecommunication Services	375,564	6,046,580

			69,016,249

Pakistan 1.6%
Fauji Fertilizer Co. Ltd.	Chemicals	698,143	1,354,520
MCB Bank Ltd.	Commercial Banks	1,756,358	8,405,281
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,030,600	5,526,179
Pakistan Telecommunications Corp., A	Diversified Telecommunication Services	10,657,908	6,038,439

			21,324,419

Panama 0.0%[c]
Copa Holdings SA	Airlines	13,200	371,712

Philippines 0.3%
San Miguel Corp., B	Beverages	4,754,168	4,346,547

Poland 0.8%
[a]Grupa Lotos SA	Oil, Gas & Consumable Fuels	38,400	477,522
[a]Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	682,044	10,926,787

			11,404,309

Qatar 0.6%
Qatar National Bank	Commercial Banks	134,277	8,409,602

Russia 11.9%
[a]Bank Of Moscow	Commercial Banks	17,287	803,390
Gazprom, ADR	Oil, Gas & Consumable Fuels	508,200	29,488,305
Gazprom, ADR	Oil, Gas & Consumable Fuels	323,850	18,815,685
LUKOIL, ADR	Oil, Gas & Consumable Fuels	177,008	17,483,965
LUKOIL, ADR (London Exchange)	Oil, Gas & Consumable Fuels	130,518	12,882,127
Mining and Metallurgical Co. Norilsk Nickel	Metals & Mining	177,919	44,835,588
Mobile TeleSystems, ADR	Wireless Telecommunication Services	17,600	1,348,336
OAO TMK, GDR	Energy Equipment & Services	18,850	741,559
Sberbank RF	Commercial Banks	2,057,354	6,501,239
[a]TGC-5 JSC	Independent Power Producers & Energy Traders	43,176,569	32,598
TNK-BP	Oil, Gas & Consumable Fuels	6,222,440	13,782,705
[a,e]Unified Energy Systems	Electric Utilities	15,540,188	15,850,992

			162,566,489

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Singapore 1.3%
ComfortDelGro Corp. Ltd.	Road & Rail	2,960,981	$3,264,708
DBS Group Holdings Ltd.	Commercial Banks	190,000	2,633,981
Fraser and Neave Ltd.	Industrial Conglomerates	2,345,041	7,808,472
Keppel Corp. Ltd.	Industrial Conglomerates	364,895	2,987,931
Singapore Airlines Ltd.	Airlines	64,000	691,536

			17,386,628

South Africa 4.8%
ABSA Group Ltd.	Commercial Banks	54,016	565,934
Barloworld Ltd.	Industrial Conglomerates	247,882	2,533,447
[a]Eqstra Holdings Ltd.	Machinery	686,651	1,100,922
Foschini Ltd.	Specialty Retail	1,281,029	4,836,079
Impala Platinum Holdings Ltd.	Metals & Mining	11,280	445,292
[a]Imperial Holdings Ltd.	Distributors	686,651	4,627,383
JD Group Ltd.	Specialty Retail	836,593	2,805,566
Lewis Group Ltd.	Specialty Retail	1,068,268	4,503,717
MTN Group Ltd.	Wireless Telecommunication Services	915,567	14,562,516
Naspers Ltd., N	Media	107,650	2,351,728
Remgro Ltd.	Diversified Financial Services	642,038	15,412,193
Sasol	Oil, Gas & Consumable Fuels	24,120	1,420,546
Standard Bank Group Ltd.	Commercial Banks	657,225	6,406,422
[a]Steinhoff International Holdings Ltd.	Household Durables	604,878	1,230,234
Telkom South Africa Ltd.	Diversified Telecommunication Services	118,570	2,143,424
Tiger Brands Ltd.	Food Products	13,030	234,715

			65,180,118

South Korea 6.1%
[a]CJ Corp.	Industrial Conglomerates	4,160	246,459
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	20,810	813,310
GS Holdings Corp.	Oil, Gas & Consumable Fuels	153,610	5,871,381
Hanjin Heavy Industries & Construction Holding	Machinery	11,977	515,017
Kangwon Land Inc.	Hotels, Restaurants & Leisure	279,605	6,118,447
LG Electronics Inc.	Household Durables	20,270	2,295,265
POSCO	Metals & Mining	15,640	8,130,110
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	20,614	12,311,276
Samsung Heavy Industries Co. Ltd.	Machinery	301,070	10,730,923
Shinhan Financial Group Co. Ltd.	Commercial Banks	55,940	2,528,392
SK Energy Co. Ltd.	Oil, Gas & Consumable Fuels	256,869	28,595,545
SK Telecom Co. Ltd.	Wireless Telecommunication Services	192	34,951
SKC Co. Ltd.	Household Durables	30,621	512,057
STX Pan Ocean Co. Ltd.	Marine	2,435,800	4,829,704

			83,532,837

Sweden 0.9%
Oriflame Cosmetics SA, SDR	Personal Products	202,974	13,056,728

Taiwan 6.1%
Acer Inc.	Computers & Peripherals	1,592,000	3,136,481
Advantech Co. Ltd.	Computers & Peripherals	237,000	609,034
Asustek Computer Inc.	Computers & Peripherals	279,000	759,246
AU Optronics Corp.	Electronic Equipment & Instruments	2,692,000	4,230,501
Catcher Technology Co. Ltd.	Computers & Peripherals	382,000	1,088,624
Compal Communications Inc.	Communications Equipment	1,151,000	1,391,681

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Compal Electronics Inc.	Computers & Peripherals	2,950,000	$3,187,823
Delta Electronics Inc.	Electronic Equipment & Instruments	855,000	2,380,242
KYE Systems Corp.	Computers & Peripherals	14,000	18,311
MediaTek Inc.	Semiconductors & Semiconductor Equipment	830,000	9,570,718
Merry Electronics Co. Ltd.	Household Durables	935,000	1,663,427
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,219,574	6,449,657
President Chain Store Corp.	Food & Staples Retailing	5,835,144	19,416,517
Shin Zu Shing Co. Ltd.	Machinery	152,000	803,743
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	6,780,666	9,996,864
Sunplus Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	2,087,485	2,021,944
[a]Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	7,823,414	16,753,596

			83,478,409

Thailand 2.6%
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	3,070,967	6,614,108
Precious Shipping Public Co. Ltd., fgn.	Marine	295,770	211,365
PTT Aromatics & Refining Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	1,513,803	1,047,843
PTT Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	982,800	9,113,611
Siam Cement Public Co. Ltd., fgn.	Construction Materials	1,908,837	11,362,805
Siam Commercial Bank Public Co. Ltd., fgn.	Commercial Banks	829,257	1,922,447
Thai Beverages Co. Ltd., fgn.	Beverages	28,950,000	5,213,532

			35,485,711

Turkey 6.2%
Akbank TAS	Commercial Banks	8,249,802	28,566,076
Anadolu Efes Biracilik Ve Malt Sanayii AS	Beverages	555,844	4,811,716
Arcelik AS, Br.	Household Durables	2,263,521	7,911,695
Haci Omer Sabanci Holding AS	Diversified Financial Services	100,000	341,364
[a]KOC Holding AS	Industrial Conglomerates	134,441	366,707
[a]Trakya Cam Sanayii AS	Building Products	435,901	469,897
Tupras-Turkiye Petrol Rafineleri AS	Oil, Gas & Consumable Fuels	969,150	22,358,912
[a]Turk Hava Yollari Anonim Ortakligi	Airlines	1,628,410	6,649,285
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	1,113,742	6,366,839
Turkiye Is Bankasi (Isbank), C	Commercial Banks	287,000	937,526
Turkiye Vakiflar Bankasi T.A.O., D	Commercial Banks	4,736,524	6,150,325

			84,930,342

Ukraine 0.1%
[a,f]MHP SA, GDR, 144A	Food Products	62,484	1,140,333

United Arab Emirates 0.3%
Aldar Properties PJSC	Real Estate Management & Development	719,000	2,446,876
Sorouh Real Estate Co.	Real Estate Management & Development	198,000	499,171
Union National Bank	Commercial Banks	558,642	1,393,164
[a]Union Properties	Real Estate Management & Development	243,000	341,373

			4,680,584

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
United Kingdom 3.6%
Anglo American PLC	Metals & Mining	568,070	$39,770,343
HSBC Holdings PLC	Commercial Banks	637,150	9,879,308

			49,649,651

Total Common Stocks (Cost $898,348,087)			1,047,779,801

Preferred Stocks 18.2%
Brazil 17.9%
Banco Bradesco SA, ADR, pfd.	Commercial Banks	997,713	20,413,208
Companhia Vale do Rio Doce, ADR, pfd., A	Metals & Mining	3,225,275	96,242,206
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	214,200	1,358,791
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	1,579,688	91,542,920
Tam SA, pfd.	Airlines	16,600	313,942
Unibanco - Uniao de Bancos Brasileiros SA, GDR, pfd.	Commercial Banks	167,800	21,298,854
Usinas Siderurgicas de Minas Gerais SA, pfd., A	Metals & Mining	270,513	13,329,919

			244,499,840

Chile 0.3%
Embotelladora Andina SA, pfd., A	Beverages	1,638,748	3,903,514

Total Preferred Stocks (Cost $80,867,729)			248,403,354

Total Investments before Short Term Investments (Cost $979,215,816)			1,296,183,155

		Principal Amount
Short Term Investments 4.2%
U.S. Government and Agency Securities 4.2%
[g]FHLB, 7/01/08	United States	$40,612,000	40,610,855
[g]FHLMC, 7/01/08	United States	17,526,000	17,525,026

Total U.S. Government and Agency Securities (Cost $58,134,770)			58,135,881

Total Investments (Cost $1,037,350,586) 98.9%			1,354,319,036
Other Assets, less Liabilities 1.1%			15,289,792

Net Assets 100.0%			$1,369,608,828

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

GDR - Global Depository Receipt

SDR - Swedish Depository Receipt

aNon-income producing for the twelve months ended June 30, 2008.

bA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

cRounds to less than 0.1% of net assets.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the value of this security was $299,079, representing 0.02% of net assets.

eSee Note 8 regarding restricted securities.

fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2008, the value of this security was $1,140,333, representing 0.08% of net assets.

gThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Templeton Developing Markets Securities Fund
Assets:
Investments in securities:
Cost	$1,037,350,586

Value	$1,354,319,036
Cash	763,364
Foreign currency, at value (cost $163,659)	152,425
Receivables:
Investment securities sold	18,287,743
Capital shares sold	441,947
Dividends	2,835,247
Other assets	208,746

Total assets	1,377,008,508

Liabilities:
Payables:
Investment securities purchased	1,991,386
Capital shares redeemed	2,516,968
Affiliates	1,942,870
Custodian fees	625,733
Accrued expenses and other liabilities	322,723

Total liabilities	7,399,680

Net assets, at value	$1,369,608,828

Net assets consist of:
Paid-in capital	$1,079,418,120
Distributions in excess of net investment income	(7,867,888)
Net unrealized appreciation (depreciation)	316,967,372
Accumulated net realized gain (loss)	(18,908,776)

Net assets, at value	$1,369,608,828

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Templeton Developing Markets Securities Fund
Class 1:
Net assets, at value	$555,055,809

Shares outstanding	51,699,254

Net asset value and maximum offering price per share	$10.74

Class 2:
Net assets, at value	$739,629,861

Shares outstanding	69,656,038

Net asset value and maximum offering price per share	$10.62

Class 3:
Net assets, at value	$71,888,989

Shares outstanding	6,794,570

Net asset value and maximum offering price per share	$10.58

Class 4:
Net assets, at value	$3,034,169

Shares outstanding	283,215

Net asset value and maximum offering price per share	$10.71

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Templeton Developing Markets Securities Fund
Investment income:
Dividends (net of foreign taxes of $2,327,955)	$21,960,527
Interest (net of foreign taxes of $2,603)	300,554

Total investment income	22,261,081

Expenses:
Management fees (Note 3a)	9,823,968
Administrative fees (Note 3b)	884,249
Interest expense	762
Distribution fees: (Note 3c)
Class 2	1,114,911
Class 3	101,782
Class 4	853
Unaffiliated transfer agent fees	2,346
Custodian fees (Note 4)	1,008,167
Reports to shareholders	215,787
Professional fees	76,992
Trustees’ fees and expenses	3,498
Other	22,615

Total expenses	13,255,930
Expense reductions (Note 4)	(8,533)

Net expenses	13,247,397

Net investment income	9,013,684

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (includes gains from a redemption in-kind of $40,843,112) (Note 9)	29,158,531
Foreign currency transactions	45,080

Net realized gain (loss)	29,203,611

Net change in unrealized appreciation (depreciation) on:
Investments	(345,618,434)
Translation of assets and liabilities denominated in foreign currencies	(72,340)
Change in deferred taxes on unrealized appreciation (depreciation)	714,983

Net change in unrealized appreciation (depreciation)	(344,975,791)

Net realized and unrealized gain (loss)	(315,772,180)

Net increase (decrease) in net assets resulting from operations	$(306,758,496)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Developing Markets Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$9,013,684	$34,222,790
Net realized gain (loss) from investments and foreign currency transactions	29,203,611	258,984,939
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(344,975,791)	150,591,207

Net increase (decrease) in net assets resulting from operations	(306,758,496)	443,798,936

Distributions to shareholders from:
Net investment income:
Class 1	(15,246,188)	(18,593,912)
Class 2	(18,272,202)	(20,981,252)
Class 3	(1,805,309)	(1,312,631)
Class 4	(58,998)	—
Net realized gains:
Class 1	(101,141,199)	(58,468,438)
Class 2	(136,962,947)	(72,094,329)
Class 3	(13,097,616)	(4,338,794)
Class 4	(391,385)	—

Total distributions to shareholders	(286,975,844)	(175,789,356)

Capital share transactions: (Note 2)
Class 1	39,111,398	(114,240,767)
Class 2	(27,181,534)	94,364,085
Class 3	2,290,651	47,175,082
Class 4	3,739,945	—

Total capital share transactions	17,960,460	27,298,400

Redemption fees	29,359	39,617

Net increase (decrease) in net assets	(575,744,521)	295,347,597
Net assets:
Beginning of period	1,945,353,349	1,650,005,752

End of period	$1,369,608,828	$1,945,353,349

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(7,867,888)	$18,501,125

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Templeton Developing Markets Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended June 30,
	2008 Six Months Ended June 30, 2008[a]		2007 Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,361,262	$18,982,741	4,490,443	$69,191,583
Shares issued in reinvestment of distributions	10,523,272	116,387,388	5,385,210	77,062,349
Shares redeemed in-kind (Note 9)	(505,187)	(7,476,763)	—	—
Shares redeemed	(6,315,918)	(88,781,968)	(17,058,565)	(260,494,699)

Net increase (decrease)	5,063,429	$39,111,398	(7,182,912)	$(114,240,767)

Class 2 Shares:
Shares sold	5,649,267	$79,266,113	16,188,250	$242,521,079
Shares issued in reinvestment of distributions	14,189,685	155,235,152	6,563,863	93,075,581
Shares redeemed in-kind (Note 9)	(8,911,089)	(130,369,237)	—	—
Shares redeemed	(9,457,811)	(131,313,562)	(16,746,979)	(241,232,575)

Net increase (decrease)	1,470,052	$(27,181,534)	6,005,134	$94,364,085

Class 3 Shares:
Shares sold	801,082	$10,647,575	4,138,936	$61,021,476
Shares issued in reinvestment of distributions	1,367,241	14,902,925	399,394	5,651,425
Shares redeemed	(1,699,524)	(23,259,849)	(1,360,665)	(19,497,819)

Net increase (decrease)	468,799	$2,290,651	3,177,665	$47,175,082

Class 4 Shares:
Shares sold	242,507	$3,290,529
Shares issued on reinvestment of distributions	40,710	449,439
Shares redeemed	(2)	(23)

Net increase (decrease)	283,215	$3,739,945

[a]	For the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $1 billion
1.200%	Over $1 billion, up to and including $5 billion
1.150%	Over $5 billion, up to and including $10 billion
1.100%	Over $10 billion, up to and including $15 billion
1.050%	Over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized currency losses of $970,726.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

5. INCOME TAXES (continued)

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,061,594,061

Unrealized appreciation	$414,051,214
Unrealized depreciation	(121,326,239)

Net unrealized appreciation (depreciation)	$292,724,975

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and foreign capital gains tax.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and foreign capital gains tax.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $393,711,314 and $550,356,587, respectively. Sales of investments excludes $122,447,027 of an in-kind redemption.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund’s Board of Trustees as reflecting fair value, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
15,540,188	Unified Energy Systems	9/07/07 -10/05/07	$18,766,155	$15,850,992

	Total Restricted Securities (1.16% of Net Assets)

9. REDEMPTION IN-KIND

During the period ended June 30, 2008, the Fund realized $40,843,112 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

10. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$1,280,332,163	$58,135,881	$15,850,992	$1,354,319,036

At June 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Investments in Securities
Beginning Balance - January 1, 2008	$—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	15,850,992

Ending Balance	$15,850,992

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Developing Markets Securities Fund

At December 31, 2007, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 12, 2008, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0372	$0.4269
Class 2	$0.0372	$0.3972
Class 3	$0.0372	$0.4048
Class 4	$0.0372	$0.4269

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON FOREIGN SECURITIES FUND

This semiannual report for Templeton Foreign Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Templeton Foreign Securities Fund – Class 4 had a -12.06% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -4.24%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which had a -10.58% total return for the same period.1 Please note that index performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

In the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. Investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Some economists speculated whether the U.S. would enter a recession while others believed one was already under way. Many agreed, however, that the slowing U.S. economy — which is the world’s largest and accounts for roughly 25% of global gross domestic product — could have a meaningfully negative impact on growth prospects around the world.2 Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities’ prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. Many of the world’s monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Global Insight.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. By having significant investments in one or more countries or in particular sectors from time to time, the Fund may carry greater risk of adverse developments in a country or sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

4.25%, the European Central Bank maintained rates at 4.00%. Overall, rising inflation led more than three-quarters of the world’s central banks to raise rates as of the end of June, according to Merrill Lynch’s estimate. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world’s currencies, and the dollar’s weakness contributed to higher commodities’ prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, many global equity markets were volatile, and a majority of them declined over the six-month period. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies’ balance sheets remained relatively strong. Many financial institutions were hurt by their subprime loan exposure, but abundant global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

Fund performance relative to the benchmark MSCI EAFE Index suffered from stock selection and an underweighted position in the materials sector.3 In particular, stock selection and underweightings in the chemicals industry and metals and mining industry hurt results. Materials sector holdings that weighed on performance included Switzerland’s Ciba Holding in the chemicals industry and non-index components Norske Skogindustrier (Norway) and Stora Enso (Finland) in the paper and forest products industry. Stock selection in the energy sector hindered relative performance, despite the positive effect of our

3. The materials sector comprises chemicals, containers and packaging, metals and mining, and paper and forest products in the SOI.

overweighted position.4 In particular, stock selection in the oil, gas and consumable fuels industry hindered results largely due to Indian companies Reliance Industries, Indian Oil and Hindustan Petroleum. Stock selection in the industrials sector also detracted from relative performance, due in part to industrial conglomerates Siemens (Germany) and Koninklijke Philips Electronics (Netherlands).5 Other individual holdings that hurt performance included U.K. insurance company Old Mutual, Taiwanese computer and peripherals firm Lite-On Technology, and Hong Kong real estate conglomerate Cheung Kong (Holdings).

In contrast, Fund performance relative to the benchmark index benefited from underweighted exposure and stock selection in the poorly performing financials sector.6 Within the sector, the Fund’s position in non-index component Mega Financial Holding, Taiwan’s second-largest financial services company, performed well during the period. Stock selection in the utilities sector also helped relative performance, with a notable contribution from electric utility company British Energy Group.7 Stock selection and an underweighting in the troubled consumer discretionary sector benefited relative performance, where U.K.-based restaurant company Compass Group performed well.8 In addition, non-index components Taiwan Semiconductor Manufacturing and Taiwan’s Chungwa Telecom contributed notably to results, and the Fund’s cash position also aided performance.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2008, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund’s performance was positively

4. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

5. The industrials sector comprises aerospace and defense, air freight and logistics, commercial services and supplies, electrical equipment, and industrial conglomerates in the SOI.

6. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, and real estate management and development in the SOI.

7. The utilities sector comprises electric utilities and multi-utilities in the SOI.

8. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; household durables; media; specialty retail; and textiles, apparel and luxury goods in the SOI.

Top 10 Holdings

Templeton Foreign Securities Fund 6/30/08

Company Sector/Industry, Country	% of Total Net Assets

Royal Dutch Shell PLC, B	2.7%
Oil, Gas & Consumable Fuels, U.K.

Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Semiconductors & Semiconductor Equipment, Taiwan

British Energy Group PLC	2.3%
Electric Utilities, U.K.

GlaxoSmithKline PLC	2.3%
Pharmaceuticals, U.K.

BP PLC	2.2%
Oil, Gas & Consumable Fuels, U.K.

Total SA, B	2.1%
Oil, Gas & Consumable Fuels, France

Sanofi-Aventis	2.0%
Pharmaceuticals, France

Novartis AG	2.0%
Pharmaceuticals, Switzerland

Samsung Electronics Co. Ltd.	1.9%
Semiconductors & Semiconductor Equipment, South Korea

Siemens AG	1.9%
Industrial Conglomerates, Germany

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Foreign Securities Fund – Class 4

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$957.60	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,019.34	$5.57

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (1.11%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006		2005		2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.57	$19.00	$15.84		$14.53		$12.37		$9.51

Income from investment operations[a]:
Net investment income[b]	0.33	0.45	0.46		0.30		0.26		0.19
Net realized and unrealized gains (losses)	(2.71)	2.46	2.94		1.20		2.05		2.87

Total from investment operations	(2.38)	2.91	3.40		1.50		2.31		3.06

Less distributions from:
Net investment income	(0.45)	(0.44)	(0.24)		(0.19)		(0.15)		(0.20)
Net realized gains	(1.61)	(0.90)	—		—		—		—

Total distributions	(2.06)	(1.34)	(0.24)		(0.19)		(0.15)		(0.20)

Redemption fees	— [c]	— [c]	—	[c]	—	[c]	—	[c]	—

Net asset value, end of period	$16.13	$20.57	$19.00		$15.84		$14.53		$12.37

Total return[d]	(11.96)%	15.79%	21.70%		10.48%		18.87%		32.55%
Ratios to average net assets[e]
Expenses	0.76% [f]	0.75% [f]	0.75%	[f]	0.77%	[f]	0.82%	[f]	0.87%
Net investment income	3.50%	2.22%	2.63%		2.03%		1.95%		1.81%

Supplemental data
Net assets, end of period (000’s)	$437,436	$531,377	$594,991		$531,775		$506,456		$472,665
Portfolio turnover rate	8.42%	26.74%	18.97%	[g]	14.61%		10.91%		18.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

Class 2	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
		2007	2006		2005		2004		2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.25	$18.73	$15.63		$14.35		$12.24		$9.42

Income from investment operations[a]:
Net investment income[b]	0.30	0.38	0.40		0.26		0.22		0.15
Net realized and unrealized gains (losses)	(2.67)	2.44	2.91		1.19		2.03		2.85

Total from investment operations	(2.37)	2.82	3.31		1.45		2.25		3.00

Less distributions from:
Net investment income	(0.39)	(0.40)	(0.21)		(0.17)		(0.14)		(0.18)
Net realized gains	(1.61)	(0.90)	—		—		—		—

Total distributions	(2.00)	(1.30)	(0.21)		(0.17)		(0.14)		(0.18)

Redemption fees	— [c]	— [c]	—	[c]	—	[c]	—	[c]	—

Net asset value, end of period	$15.88	$20.25	$18.73		$15.63		$14.35		$12.24

Total return[d]	(12.01)%	15.46%	21.44%		10.17%		18.53%		32.21%
Ratios to average net assets[e]
Expenses	1.01% [f]	1.00% [f]	1.00%	[f]	1.02%	[f]	1.07%	[f]	1.12%
Net investment income	3.25%	1.97%	2.38%		1.78%		1.70%		1.56%

Supplemental data
Net assets, end of period (000’s)	$2,710,732	$3,255,154	$2,941,374		$2,232,990		$1,445,928		$653,594
Portfolio turnover rate	8.42%	26.74%	18.97%	[g]	14.61%		10.91%		18.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 3		2007	2006		2005		2004[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.18	$18.68	$15.60		$14.35		$12.48

Income from investment operations[b]:
Net investment income[c]	0.30	0.37	0.37		0.25		0.09
Net realized and unrealized gains (losses)	(2.66)	2.45	2.94		1.18		1.92

Total from investment operations	(2.36)	2.82	3.31		1.43		2.01

Less distributions from:
Net investment income	(0.42)	(0.42)	(0.23)		(0.18)		(0.14)
Net realized gains	(1.61)	(0.90)	—		—		—

Total distributions	(2.03)	(1.32)	(0.23)		(0.18)		(0.14)

Redemption fees	— [d]	— [d]	—	[d]	—	[d]	—	[d]

Net asset value, end of period	$15.79	$20.18	$18.68		$15.60		$14.35

Total return[e]	(12.04)%	15.45%	21.46%		10.13%		16.25%
Ratios to average net assets[f]
Expenses	1.01% [g]	1.00% [g]	1.00%	[g]	1.02%	[g]	1.07%	[g]
Net investment income	3.25%	1.97%	2.38%		1.78%		1.70%

Supplemental data
Net assets, end of period (000’s)	$367,689	$313,505	$150,417		$47,462		$16,559
Portfolio turnover rate	8.42%	26.74%	18.97%	[h]	14.61%		10.91%

aFor the period May 1, 2004 (effective date) to December 31, 2004.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.90

Income from investment operations[b]:
Net investment income[c]	0.10
Net realized and unrealized gains (losses)	(0.83)

Total from investment operations	(0.73)

Less distributions from:
Net investment income	(0.45)
Net realized gains	(1.61)

Total distributions	(2.06)

Redemption fees	— [d]

Net asset value, end of period	$16.11

Total return[e]	(4.24)%
Ratios to average net assets[f]
Expenses[g]	1.11%
Net investment income	3.15%

Supplemental data
Net assets, end of period (000’s)	$3,893
Portfolio turnover rate	8.42%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests 94.9%
Aerospace & Defense 1.6%
BAE Systems PLC	United Kingdom	4,494,870	$39,625,457
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	700,030	18,550,795

			58,176,252

Air Freight & Logistics 0.8%
Deutsche Post AG	Germany	1,087,912	28,316,325

Auto Components 1.0%
NOK Corp.	Japan	2,198,155	34,950,178

Automobiles 1.5%
Bayerische Motoren Werke AG	Germany	354,040	17,030,751
Toyota Motor Corp., ADR	Japan	380,380	35,755,720

			52,786,471

Capital Markets 2.1%
Invesco Ltd.	Bermuda	2,403,147	57,627,465
[a]KKR Private Equity Investors LP	United States	1,155,000	14,726,250

			72,353,715

Commercial Banks 9.5%
DBS Group Holdings Ltd.	Singapore	1,240,347	17,195,005
Hana Financial Group Inc.	South Korea	672,040	25,847,692
Kookmin Bank, ADR	South Korea	530,407	31,034,113
Mega Financial Holding Co. Ltd.	Taiwan	34,084,000	26,950,087
Mitsubishi UFJ Financial Group Inc.	Japan	4,693,800	41,603,785
Royal Bank of Scotland Group PLC	United Kingdom	6,946,634	29,754,780
Shinhan Financial Group Co. Ltd.	South Korea	762,930	34,483,124
Shinsei Bank Ltd.	Japan	8,731,478	29,936,966
Sumitomo Mitsui Financial Group Inc.	Japan	6,033	45,404,484
UniCredit SpA	Italy	8,344,507	51,078,878

			333,288,914

Commercial Services & Supplies 1.3%
Adecco SA	Switzerland	956,590	47,478,329

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, B, ADR	Sweden	2,929,600	30,467,840

Computers & Peripherals 1.0%
Compal Electronics Inc.	Taiwan	12,852,983	13,889,166
Lite-On Technology Corp.	Taiwan	22,703,166	22,850,516

			36,739,682

Containers & Packaging 0.8%
Amcor Ltd.	Australia	5,968,788	28,880,921

Diversified Financial Services 1.8%
ING Groep NV	Netherlands	2,046,888	65,282,472

Diversified Telecommunication Services 9.6%
China Telecom Corp. Ltd., H	China	57,902,357	31,486,228
Chunghwa Telecom Co. Ltd., ADR	Taiwan	2,589,182	65,687,547
France Telecom SA	France	1,868,953	55,060,789
KT Corp., ADR	South Korea	397,895	8,483,121
Singapore Telecommunications Ltd.	Singapore	20,278,000	53,957,411
Telefonica SA, ADR	Spain	829,094	65,979,301

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services (continued)
Telekom Austria AG	Austria	727,240	$15,779,646
Telenor ASA	Norway	2,169,354	40,815,451

			337,249,494

Electric Utilities 2.9%
British Energy Group PLC	United Kingdom	5,766,390	81,795,210
Hong Kong Electric Holdings Ltd.	Hong Kong	3,453,969	20,664,677

			102,459,887

Electrical Equipment 1.3%
Gamesa Corp. Tecnologica SA	Spain	404,166	19,868,402
[a]Vestas Wind Systems AS	Denmark	191,258	25,036,941

			44,905,343

Electronic Equipment & Instruments 1.8%
[a]Flextronics International Ltd.	Singapore	2,282,540	21,455,876
FUJIFILM Holdings Corp.	Japan	921,374	31,677,249
Venture Corp. Ltd.	Singapore	1,339,613	9,659,747

			62,792,872

Energy Equipment & Services 0.4%
Aker Solutions ASA	Norway	643,220	15,190,543

Food Products 2.3%
Nestle SA	Switzerland	1,035,090	46,774,111
Unilever PLC	United Kingdom	1,170,483	33,322,779

			80,096,890

Health Care Equipment & Supplies 0.9%
Olympus Corp.	Japan	908,000	30,704,281

Health Care Providers & Services 0.4%
Celesio AG	Germany	440,310	15,939,246

Hotels, Restaurants & Leisure 1.8%
Compass Group PLC	United Kingdom	5,792,448	43,794,321
TUI AG	Germany	792,560	18,370,045

			62,164,366

Industrial Conglomerates 3.7%
Hutchison Whampoa Ltd.	Hong Kong	3,276,709	33,030,790
Koninklijke Philips Electronics NV	Netherlands	899,289	30,600,204
Siemens AG	Germany	598,694	66,102,377

			129,733,371

Insurance 3.4%
ACE Ltd.	Bermuda	729,799	40,204,627
Aviva PLC	United Kingdom	2,795,400	27,901,372
AXA SA	France	453,589	13,470,213
[b]AXA SA, 144A	France	38,270	1,136,502
Old Mutual PLC	United Kingdom	19,529,314	36,105,955

			118,818,669

Life Sciences Tools & Services 1.4%
Lonza Group AG	Switzerland	367,800	51,020,323

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests (continued)
Media 4.7%
British Sky Broadcasting Group PLC	United Kingdom	2,941,216	$27,657,492
Eutelsat Communications	France	1,422,200	39,614,919
Pearson PLC	United Kingdom	3,409,246	41,737,275
Reed Elsevier NV	Netherlands	1,742,483	29,385,175
Vivendi SA	France	676,060	25,655,031

			164,049,892

Metals & Mining 1.4%
Barrick Gold Corp.	Canada	663,561	30,311,735
POSCO, ADR	South Korea	141,230	18,328,829

			48,640,564

Multi-Utilities 1.7%
Centrica PLC	United Kingdom	2,772,071	17,134,049
Suez SA	France	630,996	42,961,809

			60,095,858

Oil, Gas & Consumable Fuels 13.0%
BP PLC	United Kingdom	6,622,666	76,954,048
Eni SpA	Italy	1,275,111	47,584,620
Gazprom, ADR	Russia	643,700	37,350,692
Hindustan Petroleum Corp. Ltd.	India	2,415,168	9,864,890
Indian Oil Corp. Ltd.	India	1,194,026	9,240,977
Reliance Industries Ltd.	India	1,122,471	54,731,247
Royal Dutch Shell PLC, B	United Kingdom	2,327,407	93,616,526
Sasol, ADR	South Africa	971,480	57,259,031
Total SA, B	France	846,266	72,223,153

			458,825,184

Paper & Forest Products 1.8%
[a]Norske Skogindustrier ASA	Norway	1,112,151	5,023,660
Stora Enso OYJ, R	Finland	2,665,971	25,004,957
UPM-Kymmene OYJ	Finland	2,066,829	33,846,063

			63,874,680

Pharmaceuticals 6.9%
GlaxoSmithKline PLC	United Kingdom	3,611,345	80,077,040
Novartis AG	Switzerland	1,275,100	70,214,758
Sanofi-Aventis	France	1,066,665	71,264,188
Takeda Pharmaceutical Co. Ltd.	Japan	421,454	21,436,929

			242,992,915

Real Estate Management & Development 1.5%
Cheung Kong (Holdings) Ltd.	Hong Kong	3,800,922	51,233,050

Semiconductors & Semiconductor Equipment 5.3%
[a]Infineon Technologies AG	Germany	3,757,123	32,301,175
[a]Qimonda AG, ADR	Germany	1,849,390	4,401,548
Samsung Electronics Co. Ltd.	South Korea	113,407	67,729,933
[a]Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	38,715,711	82,908,484

			187,341,140

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests (continued)
Software 2.7%
[a]Check Point Software Technologies Ltd.	Israel	2,310,851	$54,697,843
SAP AG, ADR	Germany	760,110	39,609,332

			94,307,175

Specialty Retail 0.8%
Kingfisher PLC	United Kingdom	12,810,086	28,659,966

Textiles, Apparel & Luxury Goods 0.4%
Burberry Group PLC	United Kingdom	1,512,618	13,651,216

Wireless Telecommunication Services 2.5%
Mobile TeleSystems, ADR	Russia	316,030	24,211,058
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	823,650	11,984,108
Vodafone Group PLC, ADR	United Kingdom	1,773,520	52,247,899

			88,443,065

Total Common Stocks and Other Equity Interests (Cost $2,964,793,004)			3,341,911,089

Preferred Stock (Cost $2,340,943) 1.1%
Metals & Mining 1.1%
Companhia Vale do Rio Doce, ADR, pfd., A	Brazil	1,296,112	38,675,982

Total Investments before Short Term Investment (Cost $2,967,133,947)			3,380,587,071

Short Term Investment (Cost $139,938,473) 4.0%
Money Market Fund 4.0%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17%	United States	139,938,473	139,938,473

Total Investments (Cost $3,107,072,420) 100.0%			3,520,525,544
Other Assets, less Liabilities (0.0)%[d]			(775,497)

Net Assets 100.0%			$3,519,750,047

Selected Portfolio Abbreviation

ADR - American Depository Receipt

aNon-income producing for the twelve months ended June 30, 2008.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the value of this security was $1,136,502, representing 0.03% of net assets.

cSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

dRounds to less than 0.1% of net assets.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Templeton Foreign Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,967,133,947
Cost - Sweep Money Fund (Note 7)	139,938,473

Total cost of investments	$3,107,072,420

Value - Unaffiliated issuers	$3,380,587,071
Value - Sweep Money Fund (Note 7)	139,938,473

Total value of investments	3,520,525,544
Cash	1,243,503
Foreign currency, at value (cost $61,908)	65,977
Receivables:
Capital shares sold	1,651,551
Dividends	8,888,301

Total assets	3,532,374,876

Liabilities:
Payables:
Investment securities purchased	2,149,102
Capital shares redeemed	6,108,245
Affiliates	3,485,556
Accrued expenses and other liabilities	881,926

Total liabilities	12,624,829

Net assets, at value	$3,519,750,047

Net assets consist of:
Paid-in capital	$3,008,001,563
Undistributed net investment income	61,155,002
Net unrealized appreciation (depreciation)	413,679,308
Accumulated net realized gain (loss)	36,914,174

Net assets, at value	$3,519,750,047

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Templeton Foreign Securities Fund
Class 1:
Net assets, at value	$437,435,907

Shares outstanding	27,116,477

Net asset value and maximum offering price per share	$16.13

Class 2:
Net assets, at value	$2,710,732,001

Shares outstanding	170,737,218

Net asset value and maximum offering price per share	$15.88

Class 3:
Net assets, at value	$367,689,403

Shares outstanding	23,287,303

Net asset value and maximum offering price per share[a]	$15.79

Class 4:
Net assets, at value	$3,892,736

Shares outstanding	241,700

Net asset value and maximum offering price per share	$16.11

[a]	Redemption price is equal to net asset value less any redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Templeton Foreign Securities Fund
Investment income:
Dividends (net of foreign taxes of $7,799,782)
Unaffiliated issuers	$76,500,369
Sweep Money Fund (Note 7)	2,858,776
Interest (net of foreign taxes of $75)	302

Total investment income	79,359,447

Expenses:
Management fees (Note 3a)	11,395,444
Administrative fees (Note 3b)	1,683,566
Distribution fees: (Note 3c)
Class 2	3,613,760
Class 3	455,621
Class 4	784
Unaffiliated transfer agent fees	3,360
Custodian fees (Note 4)	498,129
Reports to shareholders	448,393
Professional fees	82,341
Trustees’ fees and expenses	8,350
Other	43,776

Total expenses	18,233,524
Expense reductions (Note 4)	(7,852)

Net expenses	18,225,672

Net investment income	61,133,775

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	38,611,468
Foreign currency transactions	(655,679)

Net realized gain (loss)	37,955,789

Net change in unrealized appreciation (depreciation) on:
Investments	(590,537,505)
Translation of assets and liabilities denominated in foreign currencies	169,912
Change in deferred taxes on unrealized appreciation (depreciation)	997,091

Net change in unrealized appreciation (depreciation)	(589,370,502)

Net realized and unrealized gain (loss)	(551,414,713)

Net increase (decrease) in net assets resulting from operations	$(490,280,938)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Foreign Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$61,133,775	$79,679,233
Net realized gain (loss) from investments and foreign currency transactions	37,955,789	319,667,578
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies, and deferred taxes	(589,370,502)	172,022,908

Net increase (decrease) in net assets resulting from operations	(490,280,938)	571,369,719

Distributions to shareholders from:
Net investment income:
Class 1	(10,823,949)	(13,007,672)
Class 2	(60,137,913)	(62,378,038)
Class 3	(8,627,614)	(4,668,468)
Class 4	(47,077)	—
Net realized gains:
Class 1	(39,165,092)	(26,934,025)
Class 2	(246,128,376)	(142,276,757)
Class 3	(33,305,113)	(10,123,984)
Class 4	(170,343)	—

Total distributions to shareholders	(398,405,477)	(259,388,944)

Capital share transactions: (Note 2)
Class 1	18,117,641	(110,488,366)
Class 2	144,057,190	66,307,351
Class 3	141,905,933	145,429,492
Class 4	4,291,040	—

Total capital share transactions	308,371,804	101,248,477

Redemption fees	29,007	24,688

Net increase (decrease) in net assets	(580,285,604)	413,253,940
Net assets:
Beginning of period	4,100,035,651	3,686,781,711

End of period	$3,519,750,047	$4,100,035,651

Undistributed net investment income included in net assets:
End of period	$61,155,002	$79,657,780

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Templeton Foreign Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	529,773	$9,940,531	1,232,157	$24,254,763
Shares issued in reinvestment of distributions	2,996,945	49,989,041	2,040,966	39,941,697
Shares redeemed	(2,237,531)	(41,811,931)	(8,769,318)	(174,684,826)

Net increase (decrease)	1,289,187	$18,117,641	(5,496,195)	$(110,488,366)

Class 2 Shares:
Shares sold	8,173,333	$150,106,614	20,015,006	$388,403,751
Shares issued in reinvestment of distributions	18,582,156	305,119,001	10,576,152	204,013,968
Shares redeemed	(16,745,683)	(311,168,425)	(26,940,536)	(526,110,368)

Net increase (decrease)	10,009,806	$144,057,190	3,650,622	$66,307,351

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 3 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,417,425	$104,332,754	7,292,215	$141,648,697
Shares issued in reinvestment of distributions	2,567,834	41,932,727	769,639	14,792,452
Shares redeemed	(233,631)	(4,359,548)	(578,013)	(11,011,657)

Net increase (decrease)	7,751,628	$141,905,933	7,483,841	$145,429,492

Class 4 Shares:
Shares sold	228,699	$4,074,448
Shares issued on reinvestment of distributions	13,018	216,877
Shares redeemed	(17)	(285)

Net increase (decrease)	241,700	$4,291,040

[a]For	the period February 29, 2008 (effective date) to June 30, 2008, for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $10 billion
0.580%	Over $10 billion, up to and including $15 billion
0.560%	Over $15 billion, up to and including $20 billion
0.540%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,106,111,253

Unrealized appreciation	$721,670,959
Unrealized depreciation	(307,256,668)

Net unrealized appreciation (depreciation)	$414,414,291

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $305,020,472 and $301,389,845, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$3,519,389,042	$1,136,502	$—	$3,520,525,544

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Foreign Securities Fund

At December 31, 2007, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 12, 2008, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0413	$0.4658
Class 2	$0.0413	$0.4278
Class 3	$0.0413	$0.4454
Class 4	$0.0413	$0.4658

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON GLOBAL ASSET ALLOCATION FUND

This semiannual report for Templeton Global Asset Allocation Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Templeton Global Asset Allocation Fund – Class 4 had a -6.43% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -3.01%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Asset Allocation Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

TGA-1

Fund Goal and Main Investments: Templeton Global Asset Allocation Fund seeks high total return. The Fund normally invests in equity securities of companies of any country, debt securities of companies and governments of any country, and in money market securities. The Fund normally invests substantially to primarily in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its broad equity benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which had a -10.41% total return for the period under review, and underperformed its fixed income benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global, which returned +4.76% for the same period.1

Economic and Market Overview

In the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. Investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Some economists speculated whether the U.S. would enter a recession while others believed one was already under way. Many agreed, however, that the slowing U.S. economy — which is the world’s largest and accounts for roughly 25% of global gross domestic product — could have a meaningfully negative impact on growth prospects around the world.2 Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities’ prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. Many of the world’s monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made

1. Sources: © 2008 Morningstar; J.P. Morgan. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Global Insight.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s prospectus also includes a description of the main investment risks.

TGA-2

controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from 4.25%, the European Central Bank (ECB) maintained rates at 4.00%. Overall, rising inflation led more than three-quarters of the world’s central banks to raise rates as of the end of June, according to Merrill Lynch’s estimate. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world’s currencies, and the dollar’s weakness contributed to higher commodities’ prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, many global equity markets were volatile, and a majority of them declined over the six-month period. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies’ balance sheets remained relatively strong. Many financial institutions were hurt by their subprime loan exposure, but abundant global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

The global economy’s expansion moderated during the period largely due to the ongoing credit crisis and slowing U.S. economy. In addition to the U.S. Fed’s actions, Canada and the U.K. also reduced interest rates, while Japan and the ECB left rates unchanged. Following a surge in food and oil prices, however, major developed bond markets repriced the interest rate bias toward tighter monetary policy rather than looser monetary policy as two-year yields rose faster than longer-term yields. In June, the ECB expressed its intention to increase interest rates for the first time since June 2007 as higher food and energy costs overshadowed downside risks to the economy. Indicators continued to show the eurozone economy was struggling with several challenges including higher longer-term interest rates, rising energy costs and a stronger euro. Elsewhere in Europe, the U.K.’s economic situation deteriorated given rising inflation expectations and slowing growth, which prompted the Bank of England to reduce interest rates during the reporting period. In Scandinavia and central and eastern Europe, economic momentum moderated but remained stronger relative to the eurozone and the U.K. Increasing inflation led Norway, Poland and Russia to raise interest rates.

TGA-3

In Asia, Japan’s economic growth also exhibited signs of slowing. In addition to slowing production growth, worsening profit conditions due to high input costs hindered corporate investment. Although overall inflation rose to a decade-high level in May, inflation excluding food and energy remained subdued. In addition, several Asian countries took steps to remove distorting fuel subsidies, adding pressure to inflation in the short term. South Korean economic growth, which had been relatively robust, showed some signs of a modest slowdown during the period, and the South Korean central bank left interest rates unchanged. In Latin America, Mexico’s central bank sought to prevent further deterioration in inflation expectations by hiking interest rates.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing equity investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value.

In choosing debt investments, we allocate our assets among issuers, geographic regions and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates among currencies, and credit risks. With respect to debt securities, we may utilize forward currency exchange contracts.

Manager’s Discussion

Equity

The Fund’s performance relative to its equity benchmark index, the MSCI AC World Index, benefited from an underweighting and stock selection in the poorly performing financials sector. In particular, stock selection and an underweighting in commercial banks helped relative performance, as did stock selection in the diversified financial services industry.3 Within the sector, U.S. insurer Progressive and Japanese consumer finance company Promise performed well.

Stock selection in the consumer discretionary sector boosted relative performance during the period, largely due to U.K. food and support services company Compass Group and U.S. media companies The DIRECTV Group and Comcast.4 Stock selection in the telecommunication

3. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services, insurance, and real estate management and development in the SOI.

TGA-4

services sector benefited relative returns as Taiwanese diversified telecommunications company Chungwa Telecom, which is not part of the index, performed well.5 The Fund’s cash position also helped results.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2008, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund’s performance (equity portion) was positively affected by the portfolio’s investment primarily in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

In contrast, performance relative to the equity index was hurt by the Fund’s underweighted exposure and stock selection in the strongly performing energy and materials sectors.6 In the energy sector, the Fund suffered from underweighting in the oil, gas and consumable fuels industry and lack of exposure to the energy equipment and services industry. In the materials sector, an underweighting in the metals and mining industry and the chemicals industry (exited during the period) hurt results. Stock selection in the industrials sector also hindered relative results.7 Within the sector, German industrial conglomerate Siemens and U.K. aerospace and defense company Rolls-Royce Group detracted from performance. Other poor performers included U.K. insurer Old Mutual, U.S. media company Viacom and Taiwanese computers and peripherals company Lite-On Technology.

4. The consumer discretionary sector comprises automobiles; hotels, restaurants and leisure; media; multiline retail; and specialty retail in the SOI.

5. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

6. The materials sector comprises paper and forest products in the SOI.

7. The industrials sector comprises aerospace and defense, commercial services and supplies, electrical equipment, industrial conglomerates, and trading companies and distributors in the SOI.

Top Five Countries

Templeton Global Asset Allocation Fund

6/30/08

% of Total Net Assets

U.S.	18.5%

U.K.	11.7%

Malaysia	6.7%

Germany	6.1%

South Korea	6.1%

Top Five Sectors/Industries

Templeton Global Asset Allocation Fund

Based on Equity Securities

6/30/08

% of Total Net Assets

Pharmaceuticals	6.0%

Media	6.0%

Diversified Telecommunication Services	5.5%

Oil, Gas & Consumable Fuels	5.3%

Software	4.4%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

TGA-5

Fixed Income

Interest Rate Strategy

During the six months under review, the Fund added select duration exposure seeking to take advantage of what we assessed as improving valuations and prospects for slowing growth. However, these positions hurt relative performance as rates in most markets rose at period-end. (Bond prices generally fall as interest rates rise.) Despite these short-term moves, our long-term view of these countries’ growth and inflation paths led us to favor these long duration positions. Two examples were Mexico and South Korea where despite signs of slowing growth, rising inflation led markets to price in higher interest rates going forward. The Fund also extended its duration exposure within the European Monetary Union with the view that tighter monetary policy and the strong euro would lower growth, which was already weakening outside of Germany. However, this hurt relative performance as the ECB continued to prioritize fighting inflation by signaling an upcoming interest rate hike.

Currency Strategy

The Fund’s currency positioning changed significantly during the reporting period. Although in the past our currency strategy helped the Fund benefit from the euro’s long-term appreciation against the U.S. dollar, the Fund’s flexibility enables it to take currency exposure that could benefit from euro depreciation going forward. Based on our analysis, we felt the euro was overvalued and we hedged out all currency exposure that had high historical correlation to the euro and looked for opportunities to take positions in less correlated currencies during the period. Strong relative growth and solid external balances led us to favor Asian currencies versus the euro in those trades. Being underweighted in the euro impaired the Fund’s relative performance, as we missed out on the latest leg of euro appreciation versus the U.S. dollar. While the region’s currency strength hurt the Fund, our focus on non-euro European currencies benefited relative performance. The Polish zloty, Swiss franc, Swedish krona and Norwegian krone appreciated 15.63%, 11.15%, 7.45% and 6.60%, respectively, against the U.S. dollar compared with the euro’s 7.76% appreciation.8 Healthy external balances and strong relative growth led us to continue favoring these currencies.

The U.S. economy slowed due to housing sector weakness and the credit crunch. During the period under review, the dollar fell 3.16% against the U.S.’s major trading partners, which benefited the Fund’s relative performance as it was underweighted in the U.S. dollar compared with the JPM GBI Global for most of the period. 9 However,

8. Source: Exshare (via Compustat via FactSet).

9. Source: Federal Reserve H10 Report.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

TGA-6

as the dollar reached all-time lows against the euro, we added exposure and consequently ended the period with an overweighted position. While the U.S. economic slowdown persisted and may continue for some time, valuations made such an exposure attractive to us as some recoupling of global growth could likely happen. Further, the global consumption imbalance began unwinding as the weak dollar and low consumption growth in the U.S. resulted in a lower, though still substantial, U.S. current account deficit. Elsewhere in the Americas, currencies of commodity exporters generated mixed returns despite high prices for their exports. The Fund’s overweighted exposure to the Brazilian real, which appreciated 11.91% against the U.S. dollar, helped relative performance while the Peruvian sol’s below-index 0.89% appreciation and the Chilean peso’s 5.50% depreciation detracted.8

Asian currency performance also varied considerably during the period. The currency that composed the largest portion of the Fund and the JPM GBI Global was the Japanese yen, which appreciated 5.39% against the U.S. dollar.8 However, the yen’s strength hurt the Fund’s relative performance because the Fund was still underweighted in the yen versus the index. The yen benefited from increased risk aversion as carry trades reversed and we believe Japan’s strong underlying fundamentals made it attractive despite relatively low growth and interest rates. Among other Asian currencies, the Indonesian rupiah and the Malaysian ringgit appreciated 1.87% and 1.21% against the U.S. dollar while the South Korean won fell 10.52%.8

Global Sovereign Debt Strategy

The Fund purchased investment-grade and subinvestment-grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark Treasury securities. The increased risk aversion and prospect for continuing deleveraging from credit market tightness led to wider credit spreads toward period-end. Largely as a result, U.S. dollar-denominated emerging market debt had a -0.18% return during the period, as measured by the JPM Emerging Markets Bond Index (EMBI) Global.10 Sovereign interest rate credit spreads increased from 255 basis points (100 basis points equal one percentage point) at the beginning of the reporting period to 308 basis points by period-end despite several credit rating upgrades including those for Brazil, Peru and Russia.10 Regionally, Latin American sovereign debt had a +0.78%

10. Source: J.P. Morgan. Please see Index Descriptions following the Fund Summaries.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

What is a carry trade?

Carry trade is a strategy in which an investor sells a certain currency with a relatively low interest rate and uses the funds to purchase a different currency yielding a higher interest rate. A trader using this strategy attempts to capture the difference between the rates, which can often be substantial, depending on the amount of leverage the investor chooses to use.

TGA-7

return, Asian debt a -2.20% return, and central and eastern European debt a -1.73% return.10 The Fund maintained limited exposure to sovereign debt during the period, largely due to our finding what we considered more attractive valuations in local markets.

Thank you for your participation in Templeton Global Asset Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGA-8

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Asset Allocation Fund – Class 4

TGA-9

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$969.90	$3.91
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$5.92

*Expenses are calculated using the annualized expense ratio, net of expense waiver, for the Fund’s Class 4 shares (1.18%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

TGA-10

TGA-1

P1, P2, P4

SUPPLEMENT DATED JUNE 16, 2008

TO THE PROSPECTUSES DATED MAY 1, 2008

OF

TEMPLETON GLOBAL ASSET ALLOCATION FUND (FUND),

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

1.	In the “Goals and Strategies” section of the Fund’s prospectuses, under the heading “Main Investments,” the last three paragraphs are replaced with the following:

Derivative investments may be used to help manage interest rates, protect Fund assets, implement a cash or tax management strategy or enhance Fund income. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Fund may enter, from time to time, into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund’s investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.

2.	The following paragraph is added to the “Main Risks” section of the prospectuses under the heading “Foreign Securities”:

Currency management strategies. Currency management strategies, including the use of cross currency forwards and currency futures contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.

Please keep this supplement for future reference.

TGA-11

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Asset Allocation Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.75	$21.96	$21.06	$21.11	$18.78	$14.59

Income from investment operations[a]:
Net investment income[b]	0.25	0.53	0.64	0.49	0.48	0.41
Net realized and unrealized gains (losses)	(1.12)	1.58	3.36	0.28	2.42	4.23

Total from investment operations	(0.87)	2.11	4.00	0.77	2.90	4.64

Less distributions from:
Net investment income and net foreign currency gains	(1.40)	(4.06)	(1.66)	(0.82)	(0.57)	(0.45)
Net realized gains	(1.71)	(5.26)	(1.44)	—	—	—

Total distributions	(3.11)	(9.32)	(3.10)	(0.82)	(0.57)	(0.45)

Net asset value, end of period	$10.77	$14.75	$21.96	$21.06	$21.11	$18.78

Total return[c]	(6.36)%	10.32%	21.39%	3.85%	15.94%	32.31%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.90%	0.88%	0.84%	0.85%	0.84%	0.81%
Expenses net of waiver and payments by affiliates	0.83% [e]	0.85% [e]	0.84% [e]	0.85% [e]	0.84% [e]	0.81%
Net investment income	3.55%	2.77%	2.91%	2.36%	2.52%	2.54%

Supplemental data
Net assets, end of period (000’s)	$52,954	$63,316	$276,790	$638,006	$625,728	$572,798
Portfolio turnover rate	12.34%	30.08% [f]	23.74% [f]	26.23%	27.43%	34.25%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

TGA-12

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Asset Allocation Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.52	$21.75	$20.88	$20.94	$18.64	$14.49

Income from investment operations[a]:
Net investment income[b]	0.23	0.46	0.52	0.43	0.43	0.36
Net realized and unrealized gains (losses)	(1.10)	1.58	3.40	0.29	2.41	4.20

Total from investment operations	(0.87)	2.04	3.92	0.72	2.84	4.56

Less distributions from:
Net investment income and net foreign currency gains	(1.36)	(4.01)	(1.61)	(0.78)	(0.54)	(0.41)
Net realized gains	(1.71)	(5.26)	(1.44)	—	—	—

Total distributions	(3.07)	(9.27)	(3.05)	(0.78)	(0.54)	(0.41)

Net asset value, end of period	$10.58	$14.52	$21.75	$20.88	$20.94	$18.64

Total return[c]	(6.44)%	10.01%	21.11%	3.55%	15.72%	31.95%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.15%	1.13%	1.09%	1.10%	1.09%	1.06%
Expenses net of waiver and payments by affiliates	1.08% [e]	1.10% [e]	1.09% [e]	1.10% [e]	1.09% [e]	1.06%
Net investment income	3.30%	2.52%	2.66%	2.11%	2.27%	2.29%

Supplemental data
Net assets, end of period (000’s)	$70,685	$78,613	$78,021	$68,385	$65,806	$55,754
Portfolio turnover rate	12.34%	30.08% [f]	23.74% [f]	26.23%	27.43%	34.25%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

TGA-13

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Asset Allocation Fund

Period Ended June 30, 2008[a] (unaudited)
Class 4
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.23

Income from investment operations[b]:
Net investment income[c]	0.18
Net realized and unrealized gains (losses)	(0.54)

Total from investment operations	(0.36)

Less distributions from:
Net investment income and net foreign currency gains	(1.40)
Net realized gains	(1.71)

Total distributions	(3.11)

Net asset value, end of period	$10.76

Total return[d]	(3.01)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.25%
Expenses net of waiver and payments by affiliates	1.18% [f]
Net investment income	3.20%

Supplemental data
Net assets, end of period (000’s)	$4
Portfolio turnover rate	12.34%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGA-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Templeton Global Asset Allocation Fund	Country/ Organization	Shares/ Warrants	Value
Common Stocks and Warrants 58.2%
Aerospace & Defense 1.3%
BAE Systems PLC	United Kingdom	117,072	$1,032,072
[a]Raytheon Co., wts., 6/16/11	United States	63	1,225
[a]Rolls-Royce Group PLC	United Kingdom	81,424	553,971
[a]Rolls-Royce Group PLC, B	United Kingdom	7,295,590	14,535

			1,601,803

Air Freight & Logistics 1.4%
Deutsche Post AG	Germany	44,767	1,165,202
United Parcel Service Inc., B	United States	9,570	588,268

			1,753,470

Automobiles 0.9%
Bayerische Motoren Werke AG	Germany	17,098	822,483
Toyota Motor Corp., ADR	Japan	3,590	337,460

			1,159,943

Biotechnology 0.8%
[a]Amgen Inc.	United States	20,510	967,252

Capital Markets 0.4%
Invesco Ltd.	Bermuda	19,518	468,042
Nomura Holdings Inc.	Japan	6	89

			468,131

Commercial Banks 3.2%
DBS Group Holdings Ltd.	Singapore	59,486	824,658
HSBC Holdings PLC	United Kingdom	77,523	1,202,030
Intesa Sanpaolo SpA	Italy	111,770	638,415
Kookmin Bank, ADR	South Korea	10,329	604,350
Mitsubishi UFJ Financial Group Inc.	Japan	36,000	319,088
Sumitomo Mitsui Financial Group Inc.	Japan	48	361,249

			3,949,790

Commercial Services & Supplies 1.1%
Adecco SA	Switzerland	6,810	338,000
G4S PLC	United Kingdom	264,658	1,067,711

			1,405,711

Computers & Peripherals 1.4%
[a]Lexmark International Inc., A	United States	11,370	380,099
Lite-On Technology Corp.	Taiwan	421,822	424,560
Seagate Technology	United States	50,128	958,948

			1,763,607

Consumer Finance 0.5%
Aiful Corp.	Japan	16,449	190,574
Discover Financial Services	United States	2,710	35,691
Promise Co. Ltd.	Japan	14,250	398,648

			624,913

Diversified Financial Services 1.0%
ING Groep NV	Netherlands	36,961	1,178,817

Diversified Telecommunication Services 5.5%
Chunghwa Telecom Co. Ltd., ADR	Taiwan	25,259	640,821
France Telecom SA, ADR	France	47,413	1,404,847

TGA-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Shares/ Warrants	Value
Common Stocks and Warrants (continued)
Diversified Telecommunication Services (continued)
Singapore Telecommunications Ltd.	Singapore	536,525	$1,427,631
Telefonica SA, ADR	Spain	17,573	1,398,459
Telekom Austria AG, ADR	Austria	12,980	563,007
Telenor ASA	Norway	74,594	1,403,454

			6,838,219

Electric Utilities 0.9%
E.ON AG	Germany	5,710	1,151,653

Electrical Equipment 0.9%
Gamesa Corp. Tecnologica SA	Spain	11,275	554,268
[a]Vestas Wind Systems AS	Denmark	4,342	568,396

			1,122,664

Electronic Equipment & Instruments 1.0%
FUJIFILM Holdings Corp.	Japan	15,011	516,085
Tyco Electronics Ltd.	United States	8,326	298,237
Venture Corp. Ltd.	Singapore	60,159	433,798

			1,248,120

Food Products 0.7%
Unilever PLC	United Kingdom	30,710	874,291

Health Care Equipment & Supplies 0.9%
[a]Boston Scientific Corp.	United States	56,897	699,264
Covidien Ltd.	United States	8,326	398,732

			1,097,996

Health Care Providers & Services 0.7%
Quest Diagnostics Inc.	United States	17,660	855,980

Hotels, Restaurants & Leisure 0.8%
Compass Group PLC	United Kingdom	124,708	942,866

Industrial Conglomerates 2.4%
General Electric Co.	United States	23,450	625,880
Koninklijke Philips Electronics NV	Netherlands	21,170	720,354
Siemens AG, ADR	Germany	12,220	1,345,789
Tyco International Ltd.	United States	8,326	333,373

			3,025,396

Insurance 3.8%
ACE Ltd.	Bermuda	17,838	982,696
American International Group Inc.	United States	14,068	372,239
Aviva PLC	United Kingdom	55,739	556,341
AXA SA	France	36,961	1,097,629
Old Mutual PLC	United Kingdom	259,095	479,017
Progressive Corp.	United States	34,660	648,835
Torchmark Corp.	United States	10,120	593,538

			4,730,295

IT Services 0.7%
Accenture Ltd., A	United States	22,100	899,912

Media 6.0%
British Sky Broadcasting Group PLC	United Kingdom	68,871	647,623
Comcast Corp., A	United States	53,133	996,775

TGA-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Shares/ Warrants	Value
Common Stocks and Warrants (continued)
Media (continued)
[a]The DIRECTV Group Inc.	United States	38,637	$1,001,085
News Corp., A	United States	64,570	971,133
Pearson PLC	United Kingdom	63,912	782,435
Reed Elsevier NV	Netherlands	37,947	639,937
Time Warner Inc.	United States	60,448	894,630
[a]Viacom Inc., B	United States	28,204	861,350
Vivendi SA	France	14,980	568,459

			7,363,427

Multi-Utilities 0.4%
Centrica PLC	United Kingdom	84,222	520,572

Multiline Retail 0.7%
Target Corp.	United States	18,767	872,478

Oil, Gas & Consumable Fuels 5.3%
BP PLC	United Kingdom	121,707	1,414,211
El Paso Corp.	United States	49,332	1,072,478
Eni SpA	Italy	39,292	1,466,300
Royal Dutch Shell PLC, B	United Kingdom	38,104	1,532,677
Total SA, B	France	12,240	1,044,602

			6,530,268

Paper & Forest Products 1.2%
Stora Enso OYJ, R	Finland	60,927	571,777
UPM-Kymmene OYJ	Finland	52,175	854,409

			1,426,186

Pharmaceuticals 6.0%
Abbott Laboratories	United States	15,877	841,005
Bristol-Myers Squibb Co.	United States	23,584	484,180
GlaxoSmithKline PLC	United Kingdom	50,997	1,130,794
Merck & Co. Inc.	United States	12,750	480,547
Novartis AG	Switzerland	11,760	647,577
Pfizer Inc.	United States	60,304	1,053,511
Sanofi-Aventis	France	13,311	889,312
Takeda Pharmaceutical Co. Ltd.	Japan	14,786	752,078
[a]Watson Pharmaceuticals Inc.	United States	40,492	1,100,168

			7,379,172

Real Estate Management & Development 0.4%
Cheung Kong (Holdings) Ltd.	Hong Kong	37,748	508,809

Semiconductors & Semiconductor Equipment 1.4%
[a]Infineon Technologies AG, ADR	Germany	51,804	441,888
Samsung Electronics Co. Ltd.	South Korea	2,200	1,313,904

			1,755,792

Software 4.4%
[a]Check Point Software Technologies Ltd.	Israel	37,146	879,246
Microsoft Corp.	United States	39,012	1,073,220
Nintendo Co. Ltd.	Japan	2,341	1,320,830
[a]Oracle Corp.	United States	82,887	1,740,627
SAP AG, ADR	Germany	7,470	389,261

			5,403,184

TGA-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Shares/ Warrants		Value
Common Stocks and Warrants (continued)
Specialty Retail 0.7%
[a]Chico’s FAS Inc.	United States	36,461		$195,796
The Gap Inc.	United States	36,569		609,605

				805,401

Trading Companies & Distributors 0.2%
Wolseley PLC	United Kingdom	36,280		272,130

Wireless Telecommunication Services 1.2%
Vodafone Group PLC, ADR	United Kingdom	50,593		1,490,470

Total Common Stocks and Warrants (Cost $60,770,867)				71,988,718

Preferred Stock (Cost $73,607) 0.8%
Metals & Mining 0.8%
Companhia Vale do Rio Doce, ADR, pfd., A	Brazil	33,728		1,006,443

		Principal Amount[b]
Foreign Government and Agency Securities 36.0%
European Investment Bank, senior note, 4.50%, 5/15/13	Supranational[c]	2,550,000	NOK	470,396
[d,e]Government of Argentina, senior bond, FRN, 3.092%, 8/03/12	Argentina	1,334,000		704,830
Government of Indonesia, 11.00%, 11/15/20	Indonesia	12,000,000,000	IDR	1,106,268
11.00%, 9/15/25	Indonesia	9,900,000,000	IDR	889,437
12.00%, 9/15/26	Indonesia	3,140,000,000	IDR	303,777
Government of Malaysia, 6.45%, 7/01/08	Malaysia	1,685,000	MYR	515,685
3.756%, 4/28/11	Malaysia	13,480,000	MYR	4,081,175
3.833%, 9/28/11	Malaysia	35,000	MYR	10,596
3.461%, 7/31/13	Malaysia	1,340,000	MYR	394,019
3.814%, 2/15/17	Malaysia	6,640,000	MYR	1,900,596
4.24%, 2/07/18	Malaysia	4,700,000	MYR	1,374,434
Government of Mexico, 10.00%, 12/05/24	Mexico	133,000	[f] MXN	1,367,267
Government of New Zealand, 7.00%, 7/15/09	New Zealand	3,204,000	NZD	2,440,099
Government of Norway, 5.50%, 5/15/09	Norway	5,740,000	NOK	1,118,961
6.00%, 5/16/11	Norway	5,800,000	NOK	1,150,090
Government of Poland, 6.00%, 5/24/09	Poland	9,900,000	PLN	4,610,050
5.75%, 9/23/22	Poland	4,075,000	PLN	1,770,372
Government of Singapore, 5.625%, 7/01/08	Singapore	777,000	SGD	571,134
4.375%, 1/15/09	Singapore	200,000	SGD	149,916
2.375%, 10/01/09	Singapore	75,000	SGD	56,022
Government of Sweden, 5.00%, 1/28/09	Sweden	15,660,000	SEK	2,607,509
4.00%, 12/01/09	Sweden	8,510,000	SEK	1,400,062
5.50%, 10/08/12	Sweden	8,620,000	SEK	1,473,896
[g]Strip, 9/17/08	Sweden	3,000,000	SEK	493,642
[d]KfW Bankengruppe, FRN, 0.706%, 8/08/11	Germany	235,000,000	JPY	2,211,543
Korea Treasury Bond, 5.25%, 9/10/12	South Korea	1,840,000,000	KRW	1,713,819
5.50%, 9/10/17	South Korea	2,395,000,000	KRW	2,203,965
5.25%, 3/10/27	South Korea	1,895,000,000	KRW	1,651,687
New South Wales Treasury Corp., 6.00%, 5/01/12	Australia	1,025,000	AUD	939,583

TGA-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Principal Amount[b]		Value
Foreign Government and Agency Securities (continued)
Nota Do Tesouro Nacional, 9.762%, 1/01/12	Brazil	3,450	[h] BRL	$1,871,898
[i]Index Linked, 10.325%, 5/15/15	Brazil	1,000	[h] BRL	997,392
[i]Index Linked, 10.325%, 5/15/45	Brazil	1,430	[h] BRL	1,416,673
Queensland Treasury Corp., 6.00%, 7/14/09	Australia	540,000	AUD	510,801

Total Foreign Government and Agency Securities (Cost $41,113,625)				44,477,594

Total Investments before Short Term Investments (Cost $101,958,099)				117,472,755

Short Term Investments 2.2%
Foreign Government and Agency Securities 1.6%
[g]Egypt Treasury Bills, 7/01/08 - 12/16/08	Egypt	10,025,000	EGP	1,858,027
[g]Norway Treasury Bill, 9/17/08	Norway	430,000	NOK	83,432

Total Foreign Government and Agency Securities (Cost $1,839,218)				1,941,459

Total Investments before Money Market Fund (Cost $103,797,317)				$119,414,214

		Shares
Money Market Fund (Cost $794,423) 0.6%
[j]Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17%	United States	794,423		794,423

Total Investments (Cost $104,591,740) 97.2%				120,208,637
Net Unrealized Gain on Forward Exchange Contracts 0.7%				812,840
Other Assets, less Liabilities 2.1%				2,621,137

Net Assets 100.0%				$123,642,614

Currency Abbreviations

AUD - Australian Dollar

BRL - Brazilian Real

EGP - Egyptian Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FRN - Floating Rate Note

aNon-income producing for the twelve months ended June 30, 2008.

bThe principal amount is stated in U.S. dollars unless otherwise indicated.

cA supranational organization is an entity formed by two or more central governments through international treaties.

dThe coupon rate shown represents the rate at period end.

eThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

fPrincipal amount is stated in 100 Mexican Peso Units.

gThe security is traded on a discount basis with no stated coupon rate.

hPrincipal amount is stated in 1,000 Brazilian Real Units.

iRedemption price at maturity is adjusted for inflation. See Note 1(e).

jSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

TGA-19

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Templeton Global Asset Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$103,797,317
Cost - Sweep Money Fund (Note 7)	794,423

Total cost of investments	$104,591,740

Value - Unaffiliated issuers	$119,414,214
Value - Sweep Money Fund (Note 7)	794,423

Total value of investments	120,208,637
Cash	30,407
Foreign currency, at value (cost $847,131)	903,947
Receivables:
Capital shares sold	871,752
Dividends and interest	1,022,778
Unrealized gain on forward exchange contracts (Note 8)	1,179,376

Total assets	124,216,897

Liabilities:
Payables:
Capital shares redeemed	67,567
Affiliates	104,177
Reports to shareholders	33,466
Unrealized loss on forward exchange contracts (Note 8)	366,536
Accrued expenses and other liabilities	2,537

Total liabilities	574,283

Net assets, at value	$123,642,614

Net assets consist of:
Paid-in capital	$101,242,471
Undistributed net investment income	1,869,132
Net unrealized appreciation (depreciation)	16,539,650
Accumulated net realized gain (loss)	3,991,361

Net assets, at value	$123,642,614

The accompanying notes are an integral part of these financial statements.

TGA-20

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)

June 30, 2008 (unaudited)

Templeton Global Asset Allocation Fund
Class 1:
Net assets, at value	$52,953,598

Shares outstanding	4,915,224

Net asset value and maximum offering price per share	$10.77

Class 2:
Net assets, at value	$70,685,238

Shares outstanding	6,679,894

Net asset value and maximum offering price per share	$10.58

Class 4:
Net assets, at value	$3,778

Shares outstanding	351

Net asset value and maximum offering price per share	$10.76

The accompanying notes are an integral part of these financial statements.

TGA-21

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Templeton Global Asset Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $151,337)
Unaffiliated issuers	$1,585,604
Sweep Money Fund (Note 7)	34,288
Interest (net of foreign taxes of $39,275)	1,274,233

Total investment income	2,894,125

Expenses:
Management fees (Note 3a)	424,761
Administrative fees (Note 3b)	98,999
Distribution fees: (Note 3c)
Class 2	92,473
Class 4	6
Unaffiliated transfer agent fees	541
Custodian fees (Note 4)	16,092
Reports to shareholders	28,549
Professional fees	15,441
Trustees’ fees and expenses	300
Other	5,677

Total expenses	682,839
Expense reductions (Note 4)	(682)
Expenses waived/paid by affiliates (Note 3e)	(40,383)

Net expenses	641,774

Net investment income	2,252,351

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	2,234,630
Foreign currency transactions	1,757,410

Net realized gain (loss)	3,992,040

Net change in unrealized appreciation (depreciation) on:
Investments	(15,741,233)
Translation of assets and liabilities denominated in foreign currencies	734,775

Net change in unrealized appreciation (depreciation)	(15,006,458)

Net realized and unrealized gain (loss)	(11,014,418)

Net increase (decrease) in net assets resulting from operations	$(8,762,067)

The accompanying notes are an integral part of these financial statements.

TGA-22

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Asset Allocation Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$2,252,351	$5,763,683
Net realized gain (loss) from investments and foreign currency transactions and redemption in-kind (Note 10)	3,992,040	74,984,268
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(15,006,458)	(53,184,712)

Net increase (decrease) in net assets resulting from operations	(8,762,067)	27,563,239

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(5,575,011)	(11,357,897)
Class 2	(7,025,343)	(14,016,851)
Class 4	(492)	—
Net realized gains:
Class 1	(6,781,816)	(14,706,218)
Class 2	(8,788,767)	(18,379,776)
Class 4	(599)	—

Total distributions to shareholders	(28,172,028)	(58,460,742)

Capital share transactions: (Note 2)
Class 1	5,802,844	(207,311,609)
Class 2	12,840,165	25,326,890
Class 4	5,000	—

Total capital share transactions	18,648,009	(181,984,719)

Net increase (decrease) in net assets	(18,286,086)	(212,882,222)
Net assets:
Beginning of period	141,928,700	354,810,922

End of period	$123,642,614	$141,928,700

Undistributed net investment income included in net assets:
End of period	$1,869,132	$12,217,627

The accompanying notes are an integral part of these financial statements.

TGA-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Asset Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Templeton Global Asset Allocation Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction

TGA-24

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to

TGA-25

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	31,077	$438,750	345,235	$6,915,166
Shares issued in reinvestment of distributions	1,123,348	12,356,827	1,796,286	26,064,115
Shares redeemed in-kind (Note 10)	—	—	(7,596,834)	(177,462,049)
Shares redeemed	(532,025)	(6,992,733)	(2,857,358)	(62,828,841)

Net increase (decrease)	622,400	$5,802,844	(8,312,671)	$(207,311,609)

TGA-26

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	439,458	$5,790,553	547,052	$9,586,666
Shares issued in reinvestment of distributions	1,464,269	15,814,110	2,263,915	32,396,627
Shares redeemed	(636,625)	(8,764,498)	(985,730)	(16,656,403)

Net increase (decrease)	1,267,102	$12,840,165	1,825,237	$25,326,890

Class 4 Shares:
Shares sold	351	$5,000

[a]For	the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (Investment Counsel)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Investment Counsel based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $1.3 billion
0.520%	In excess of $1.3 billion

Under a subadvisory agreement, Advisers, an affiliate of Investment Counsel, provides subadvisory services to the Fund and receives from Investment Counsel fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

TGA-27

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and Investment Counsel have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses through April 30, 2009. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. After April 30, 2009, FT Services and Investment Counsel may discontinue this waiver at any time upon notice to the Fund’s Board of Trustees.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$104,793,911

Unrealized appreciation	$24,041,613
Unrealized depreciation	(8,626,887)

Net unrealized appreciation (depreciation)	$15,414,726

Net investment income (loss) and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $16,976,020 and $15,360,801, respectively.

TGA-28

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FORWARD EXCHANGE CONTRACTS

At June 30, 2008, the Fund had the following forward exchange contracts outstanding:

		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
44,640,800	Japanese Yen	400,000		8/20/08	$21,691	$—
22,139,600	Japanese Yen	200,000		8/25/08	9,192	—
825,000	Swiss Franc	712,054		10/20/08	96,359	—
250,565,000	Japanese Yen	1,582,749	EUR	12/08/08	—	(88,834)
127,176,500	Kazakhstani Tenge	991,630		1/16/09	44,619	—
243,250,000	Kazakhstani Tenge	1,900,391		1/20/09	81,064	—
81,000,000	Indian Rupee	2,625,063	NZD	2/27/09	—	(98,084)

Contracts to Sell
3,500,000	Mexican Peso	314,395		7/28/08	—	(23,493)
642,600	Euro	100,848,359	JPY	12/08/08	—	(44,450)
8,900,000	Mexican Peso	2,252,768	PEN	1/20/09	—	(79,019)
5,650,000,000	South Korean Won	6,432,369	CHF	1/30/09	926,451	—
4,002,526	Mexican Peso	181,050,238	CLP	6/12/09	—	(32,656)

Unrealized gain (loss) on forward exchange contracts					1,179,376	(366,536)

Net unrealized gain (loss) on forward exchange contracts					$812,840

[a]In	U.S. dollars unless otherwise indicated.

Currency Abbreviations

CHF - Swiss Franc

CLP - Chilean Peso

EUR - Euro

JPY - Japanese Yen

NZD - New Zealand Dollar

PEN - Peruvian Neuvo Sol

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. REDEMPTION IN-KIND

During the year ended December 31, 2007, the Fund realized $51,446,118 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

TGA-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

11. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$75,716,508	$44,492,129	$—	$120,208,637
Other Financial Instruments[a]	—	1,179,376	—	1,179,376
Liabilities:
Other Financial Instruments[a]	—	366,536	—	366,536

[a]	Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange and foreign currency contracts, swaps, and unfunded loan commitments.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

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Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Global Asset Allocation Fund

At December 31, 2007 more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 12, 2008, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	0.0461	0.7571
Class 2	0.0461	0.7385
Class 4	0.0461	0.7571

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

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TEMPLETON GLOBAL INCOME SECURITIES FUND

This semiannual report for Templeton Global Income Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Templeton Global Income Securities Fund – Class 4 delivered a +1.21% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -4.41%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Income Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Templeton Global Income Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global, which had a +4.76% total return in U.S. dollar terms for the six months under review.1

Economic and Market Overview

The first half of 2008 was tumultuous for financial markets as compounding fears of higher inflation and slowing growth resulted in high volatility for many markets. Financial market uncertainty remained elevated during the period, supporting longer maturity bonds in developed markets. The global economy continued to expand, albeit at a moderating pace, given mounting deterrents to growth from the ongoing global credit squeeze and a slowing U.S. economy. The U.S. Federal Reserve Board (Fed) proactively undertook measures to help stabilize the economy, including significant interest rate easing, fiscal stimulus and more liquidity to the banking sector. Additionally, the central banks of Canada and the U.K. also reduced interest rates, while Japan and the European Central Bank (ECB) left rates unchanged.

Following a surge in food and oil prices, however, major developed bond markets re-priced the interest rate bias toward tighter monetary policy rather than looser monetary policy as two-year yields rose faster than long-term yields. The Fed signaled a pause in interest rate reductions, voicing concern over inflation and the weak U.S. dollar. In June, the ECB expressed its intention to increase interest rates from the 4.0% level held since June 2007. Given the ECB’s primary focus on inflation, higher food and energy costs overshadowed downside risks to the economy, causing divergent performance among eurozone countries and re-raising concerns about European banks’ undercapitalization. June’s preliminary inflation estimate showed consumer prices grew

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

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4.0%, twice the rate of the ECB’s inflation goal.2 Nevertheless, economic indicators continued to show the eurozone economy was struggling with multiple challenges including higher interest rates, rising energy costs and a strong euro. In other parts of Europe, the U.K.’s economic situation continued to deteriorate given rising inflation expectations and slowing growth. Thus, the Bank of England reduced interest rates 50 basis points (100 basis points equal one percentage point) during the period. In Scandinavia and central and eastern Europe, economic momentum moderated but remained stronger relative to the eurozone and the U.K. Given rising inflation rates, Norway, Poland and Russia increased interest rates.

Japan’s economic growth also exhibited signs of slowing as the adverse external environment started to weigh on the economy. In addition to slowing production growth, worsening profit conditions due to high input costs hindered corporate investment. While overall inflation rose to a decade-high level in May, inflation excluding food and energy remained subdued. Bond yields also increased elsewhere in Asia and in Latin America. In Asia, currencies broadly weakened over the period, largely as a result of debt and equity outflows. Additionally, several Asian countries took steps to remove distorting fuel subsidies, adding pressure to inflation in the short term. South Korean economic growth, which had been relatively robust, showed some signs of a modest slowdown during the reporting period and the South Korean central bank left rates unchanged. In Mexico, growth indicators moderated and Mexico’s central bank sought to prevent further deterioration in inflation expectations through hiking interest rates. Although unemployment remained relatively stable in Mexico, consumer confidence declined sharply during the period and was at its lowest point in more than five years.

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates and currencies, and credit risks. In considering these factors, we may evaluate a country’s changing market, economic and political conditions, such as inflation rate, growth prospects, global trade patterns and government policies.

2. Source: Euro Area Statistics Online, “Monthly Bulletin,” July 2008.

Currency Breakdown

Templeton Global Income Securities Fund

6/30/08

% of Total Net Assets

Americas	49.7%
U.S. Dollar	43.1%
Brazilian Real	3.6%
Peruvian Nuevo Sol	2.7%
Chilean Peso	0.9%
Mexican Peso*	-0.6%

Asia Pacific	61.7%
Japanese Yen	26.3%
Malaysian Ringgit	12.2%
Singapore Dollar	11.1%
Indonesian Rupiah	6.2%
Kazakhstani Tenge	2.7%
Indian Rupee	1.4%
Taiwanese Dollar	1.2%
Australian Dollar	0.8%
South Korean Won*	-0.2%

Europe	-16.4%
Swiss Franc	13.2%
Swedish Krona	10.9%
Norwegian Krone	4.0%
Polish Zloty	3.8%
Czech Koruna	1.1%
Russian Ruble	0.8%
Romania Leu - New*	-2.8%
British Pound Sterling*	-4.4%
Euro*	-43.0%

Middle East & Africa	5.0%
Egyptian Pound	5.0%

*The Mexican peso = -0.6%, South Korean won = -0.2%, Romania leu - new = -2.8%, British pound sterling = -4.4%, and euro = -43.0% due to forward exchange contracts.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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We seek to manage the Fund’s exposure to various currencies and may utilize forward currency exchange contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements, and exposure to sovereign debt markets.

Interest Rate Strategy

During the six months under review, the Fund added select duration exposure seeking to take advantage of what we assessed as improving valuations and prospects for slowing growth. However, these positions hurt relative performance as rates in most markets rose at period-end. (Bond prices generally fall when interest rates rise.) Despite these short-term moves, our long-term view of these countries’ growth and inflation paths led us to favor these long duration positions. Two examples were Mexico and South Korea where despite signs of slowing growth, rising inflation led markets to price in higher interest rates going forward. The Fund also extended its duration exposure within the European Monetary Union (EMU) with the view that tighter monetary policy and the strong euro would lower growth, which was already weakening outside of Germany. However, this hurt relative performance as the ECB continued to prioritize fighting inflation by signaling an upcoming interest rate hike.

Currency Strategy

The Fund’s currency positioning changed significantly during the reporting period. Although in the past our currency strategy helped the Fund benefit from the euro’s long-term appreciation against the U.S. dollar, the Fund’s flexibility enables it to take currency exposure that could benefit from euro depreciation going forward. Based on our analysis, we felt the euro was overvalued and we hedged out all currency exposure that had high historical correlation to the euro and looked for opportunities to take positions in less correlated currencies during the period. Strong relative growth and solid external balances led us to favor Asian currencies versus the euro in those trades. Being underweighted in the euro impaired the Fund’s relative performance, as we missed out on the latest leg of euro appreciation versus the U.S. dollar. While the region’s currency strength hurt the Fund, our focus on non-euro European currencies benefited relative performance. The Polish zloty, Swiss franc, Swedish krona and Norwegian krone appreciated 15.63%, 11.15%, 7.45% and 6.60%, respectively, against the U.S. dollar

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

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compared with the euro’s 7.76% appreciation.3 Healthy external balances and strong relative growth led us to continue favoring these currencies.

The U.S. economy slowed due to housing sector weakness and the credit crunch. During the period under review, the dollar fell 3.16% against the U.S.’s major trading partners, which benefited the Fund’s relative performance as it was underweighted in the U.S. dollar compared with the JPM GBI Global for most of the period.4 However, as the dollar reached all-time lows against the euro, we added exposure and consequently ended the period with an overweighted position. While the U.S. economic slowdown persisted and may continue for some time, valuations made such an exposure attractive to us as some recoupling of global growth could likely happen. Further, the global consumption imbalance began unwinding as the weak dollar and low consumption growth in the U.S. resulted in a lower, though still substantial, U.S. current account deficit. Elsewhere in the Americas, currencies of commodity exporters generated mixed returns despite high prices for their exports. The Fund’s overweighted exposure to the Brazilian real, which appreciated 11.91% against the U.S. dollar, helped relative performance while the Peruvian sol’s below-index 0.89% appreciation and the Chilean peso’s 5.50% depreciation detracted.3

Asian currency performance also varied considerably during the period. The currency that composed the largest portion of the Fund and the JPM GBI Global was the Japanese yen, which appreciated 5.39% against the U.S. dollar.3 However, the yen’s strength hurt the Fund’s relative performance because the Fund was still underweighted in the yen versus the index. The yen benefited from increased risk aversion as carry trades reversed and we believe Japan’s strong underlying fundamentals made it attractive despite relatively low growth and interest rates. Among other Asian currencies, the Indonesian rupiah and the Malaysian ringgit appreciated 1.87% and 1.21% against the U.S. dollar while the South Korean won fell 10.52%.3

3. Source: Exshare (via Compustat via FactSet).

4. Source: Federal Reserve H10 Report.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

What is a carry trade?

Carry trade is a strategy in which an investor sells a certain currency with a relatively low interest rate and uses the funds to purchase a different currency yielding a higher interest rate. A trader using this strategy attempts to capture the difference between the rates, which can often be substantial, depending on the amount of leverage the investor chooses to use.

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Global Sovereign Debt Strategy

The Fund purchased investment-grade and subinvestment-grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark Treasury securities. The increased risk aversion and prospect for continuing deleveraging from credit market tightness led to wider credit spreads toward period-end. Largely as a result, U.S. dollar-denominated emerging market debt had a -0.18% return during the period, as measured by the JPM Emerging Markets Bond Index (EMBI) Global.5 Sovereign interest rate credit spreads increased from 255 basis points at the beginning of the reporting period to 308 basis points by period-end despite several credit rating upgrades including those for Brazil, Peru and Russia.5 Regionally, Latin American sovereign debt had a +0.78% return, Asian debt a -2.20% return, and central and eastern European debt a -1.73% return.5 The Fund maintained limited exposure to sovereign debt during the period, largely due to our finding what we considered more attractive valuations in local markets.

Thank you for your participation in Templeton Global Income Securities Fund. We look forward to serving your future investment needs.

5. Source: J.P. Morgan. Please see Index Descriptions following the Fund Summaries.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Income Securities Fund – Class 4

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$955.90	$3.02
Hypothetical (5% return before expenses)	$1,000	$1,020.29	$4.62

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (0.92%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

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P1, P2, P3, P4

SUPPLEMENT DATED JUNE 16, 2008

TO THE PROSPECTUSES DATED MAY 1, 2008

OF

TEMPLETON GLOBAL INCOME SECURITIES FUND (FUND),

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

1.	In the “Goals and Strategies” section of the Fund’s prospectuses, under the heading “Main Investments,” the last two paragraphs are replaced with the following:

Derivative investments may be used to help manage interest rates, protect Fund assets, implement a cash or tax management strategy or enhance Fund income. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Fund may enter, from time to time, into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund’s investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.

2.	The following paragraph is added to the “Main Risks” section of the prospectuses under the heading “Foreign Securities”:

Currency management strategies. Currency management strategies, including the use of cross currency forwards and currency futures contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.

Please keep this supplement for future reference.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007		2006		2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.00	$15.73		$14.36		$15.80	$15.54	$13.67

Income from investment operations[a]:
Net investment income[b]	0.37	0.77		0.61		0.57	0.66	0.69
Net realized and unrealized gains (losses)	(0.15)	0.97		1.24		(1.03)	1.37	2.35

Total from investment operations	0.22	1.74		1.85		(0.46)	2.03	3.04

Less distributions from net investment income and net foreign currency gains	(0.65)	(0.47)		(0.48)		(0.98)	(1.77)	(1.17)

Redemption fees	— [c]	—	[c]	—	[c]	— [c]	—	—

Net asset value, end of period	$16.57	$17.00		$15.73		$14.36	$15.80	$15.54

Total return[d]	1.27%	11.27%		13.14%		2.91%	15.09%	22.72%
Ratios to average net assets[e]
Expenses before expense reduction	0.57%	0.64%		0.80%		0.78%	0.79%	0.76%
Expenses net of expense reduction	0.57%	0.64%		0.72%		0.74%	0.78%	0.76%
Net investment income	4.21%	4.70%		4.09%		3.81%	4.40%	4.72%

Supplemental data
Net assets, end of period (000’s)	$220,222	$137,700		$75,843		$53,115	$49,845	$52,842
Portfolio turnover rate	9.08%	47.33%		30.65%		30.28%	37.39%	53.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007		2006		2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.72	$15.50		$14.19		$15.64	$15.42	$13.59

Income from investment operations[a]:
Net investment income[b]	0.34	0.72		0.57		0.52	0.60	0.65
Net realized and unrealized gains (losses)	(0.14)	0.96		1.21		(1.00)	1.36	2.33

Total from investment operations	0.20	1.68		1.78		(0.48)	1.96	2.98

Less distributions from net investment income and net foreign currency gains	(0.63)	(0.46)		(0.47)		(0.97)	(1.74)	(1.15)

Redemption fees	— [c]	—	[c]	—	[c]	— [c]	—	—

Net asset value, end of period	$16.29	$16.72		$15.50		$14.19	$15.64	$15.42

Total return[d]	1.18%	11.00%		12.77%		(3.08)%	14.74%	22.44%
Ratios to average net assets[e]
Expenses before expense reduction	0.82%	0.89%		1.05%		1.03%	1.04%	1.01%
Expenses net of expense reduction	0.82%	0.89%		0.97%		0.99%	1.03%	1.01%
Net investment income	3.96%	4.45%		3.84%		3.56%	4.15%	4.47%

Supplemental data
Net assets, end of period (000’s)	$736,923	$480,649		$205,768		$61,255	$19,779	$5,181
Portfolio turnover rate	9.08%	47.33%		30.65%		30.28%	37.39%	53.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Income Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 3		2007		2006		2005[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.70	$15.49		$14.18		$15.27

Income from investment operations[b]:
Net investment income[c]	0.34	0.72		0.58		0.38
Net realized and unrealized gains (losses)	(0.13)	0.95		1.21		(0.50)

Total from investment operations	0.21	1.67		1.79		(0.12)

Less distributions from net investment income and net foreign currency gains	(0.63)	(0.46)		(0.48)		(0.97)

Redemption fees	— [d]	—	[d]	—	[d]	— [d]

Net asset value, end of period	$16.28	$16.70		$15.49		$14.18

Total return[e]	1.17%	11.03%		12.84%		(0.80)%
Ratios to average net assets[f]
Expenses before expense reduction	0.82%	0.89%		1.05%		1.03%
Expenses net of expense reduction	0.82%	0.89%		0.97%		0.99%
Net investment income	3.96%	4.45%		3.84%		3.56%

Supplemental data
Net assets, end of period (000’s)	$134,684	$91,162		$35,572		$5,769
Portfolio turnover rate	9.08%	47.33%		30.65%		30.28%

aFor the period April 1, 2005 (effective date) to December 31, 2005.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Income Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.00

Income from investment operations[b]:
Net investment income[c]	0.26
Net realized and unrealized gains (losses)	(1.05)

Total from investment operations	(0.79)

Less distributions from net investment income and net foreign currency gains	(0.65)

Redemption fees	— [d]

Net asset value, end of period	$16.56

Total return[e]	(4.41)%
Ratios to average net assets[f]
Expenses	0.92% [g]
Net investment income	3.86%

Supplemental data
Net assets, end of period (000’s)	$7,115
Portfolio turnover rate	9.08%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGI-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Templeton Global Income Securities Fund	Principal Amount[a]		Value
Government and Agency Securities 79.5%
Argentina 3.6%
[b,c]Government of Argentina, senior bond, FRN, 3.092%, 8/03/12	74,362,000		$39,289,774

Australia 0.8%
New South Wales Treasury Corp., 6.00%, 5/01/12	6,350,000	AUD	5,820,832
Queensland Treasury Corp., 6.00%, 7/14/09	3,195,000	AUD	3,022,238

			8,843,070

Austria 3.6%
Government of Austria, 5.00%, 7/15/12	400,000	EUR	633,726
Oesterreichische Kontrollbank AG, senior bond, 2.75%, 6/14/11	40,000,000	CHF	38,514,028

			39,147,754

Belgium 0.1%
Government of Belgium, 7.50%, 7/29/08	686,000	EUR	1,082,262

Brazil 3.6%
Nota Do Tesouro Nacional,
9.762%, 1/01/12	20,470	[d] BRL	11,106,594
9.762%, 1/01/14	7,100	[d] BRL	3,651,488
9.762%, 1/01/17	22,490	[d] BRL	10,910,359
[e]Index Linked, 10.325%, 5/15/15	2,750	[d] BRL	2,742,827
[e]Index Linked, 10.325%, 5/15/45	10,825	[d] BRL	10,724,115

			39,135,383

Canada 0.2%
Province of Manitoba, 6.375%, 9/01/15	1,638,000	NZD	1,188,123
Province of Ontario, 6.25%, 6/16/15	925,000	NZD	664,243

			1,852,366

France 4.0%
Government of France, 4.00%, 10/25/09	195,000	EUR	303,980
4.25%, 10/25/17	27,650,000	EUR	41,774,938
4.25%, 4/25/19	1,520,000	EUR	2,273,770

			44,352,688

Germany 3.9%
[b]KfW Bankengruppe, FRN, 0.706%, 8/08/11	4,590,000,000	JPY	43,195,677

Indonesia 6.2%
Government of Indonesia,
9.00%, 9/15/13	53,560,000,000	IDR	4,920,102
14.275%, 12/15/13	14,267,000,000	IDR	1,612,282
11.50%, 9/15/19	30,075,000,000	IDR	2,891,528
11.00%, 11/15/20	60,210,000,000	IDR	5,550,700
12.80%, 6/15/21	98,831,000,000	IDR	10,238,239
10.25%, 7/15/22	59,250,000,000	IDR	5,098,901
9.50%, 7/15/23	194,080,000,000	IDR	15,534,842
11.75%, 8/15/23	5,491,000,000	IDR	523,975
11.00%, 9/15/25	61,856,000,000	IDR	5,557,273
10.25%, 7/15/27	79,804,000,000	IDR	6,689,738
FR35, 12.90%, 6/15/22	27,622,000,000	IDR	2,869,931
FR37, 12.00%, 9/15/26	8,230,000,000	IDR	796,206
FR44, 10.00%, 9/15/24	4,454,000,000	IDR	369,468
FR47, 10.00%, 2/15/28	52,297,000,000	IDR	4,277,858
FR48, 9.00%, 9/15/18	16,920,000,000	IDR	1,388,680

			68,319,723

TGI-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Global Income Securities Fund	Principal Amount[a]		Value
Government and Agency Securities (continued)
Iraq 0.3%
[f]Government of Iraq, Reg S, 5.80%, 1/15/28	5,215,000		$3,780,875

Malaysia 6.3%
Government of Malaysia,
6.45%, 7/01/08	14,772,000	MYR	4,520,888
3.917%, 9/30/08	400,000	MYR	122,478
4.305%, 2/27/09	4,210,000	MYR	1,293,813
7.00%, 3/15/09	12,234,000	MYR	3,830,227
6.844%, 10/01/09	2,800,000	MYR	888,078
3.756%, 4/28/11	106,560,000	MYR	32,261,867
3.833%, 9/28/11	3,660,000	MYR	1,108,009
3.461%, 7/31/13	12,600,000	MYR	3,704,959
3.814%, 2/15/17	18,885,000	MYR	5,405,534
4.24%, 2/07/18	53,500,000	MYR	15,645,152

			68,781,005

Mexico 10.2%
Government of Mexico,
9.00%, 12/20/12	265,000	[g] MXN	2,579,729
8.00%, 12/19/13	794,500	[g] MXN	7,374,199
8.00%, 12/17/15	726,000	[g] MXN	6,621,917
7.25%, 12/15/16	250,000	[g] MXN	2,158,680
10.00%, 12/05/24	5,162,800	[g] MXN	53,074,625
[h]144A, 7.50%, 3/08/10	450,000	EUR	731,088
M 10, 7.75%, 12/14/17	4,473,000	[g] MXN	39,400,044

			111,940,282

Netherlands 1.7%
Government of the Netherlands, 4.50%, 7/15/17	12,280,000	EUR	18,930,031

New Zealand 0.2%
Government of New Zealand, 7.00%, 7/15/09	2,435,000	NZD	1,854,445

Norway 2.8%
Government of Norway,
5.50%, 5/15/09	76,360,000	NOK	14,885,686
6.00%, 5/16/11	29,300,000	NOK	5,809,937
6.50%, 5/15/13	49,400,000	NOK	10,202,005

			30,897,628

Peru 0.4%
Government of Peru,
7.84%, 8/12/20	4,945,000	PEN	1,774,850
7, 8.60%, 8/12/17	6,185,000	PEN	2,313,117

			4,087,967

Philippines 0.0%[i]
[f]Government of the Philippines, Reg S, 9.125%, 2/22/10	330,000	EUR	533,258

Poland 2.1%
Government of Poland,
6.00%, 5/24/09	4,045,000	PLN	1,883,602
5.75%, 9/23/22	48,750,000	PLN	21,179,301

			23,062,903

TGI-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Global Income Securities Fund	Principal Amount[a]		Value
Government and Agency Securities (continued)
Singapore 3.3%
Government of Singapore,
5.625%, 7/01/08	8,370,000	SGD	$6,152,376
4.375%, 1/15/09	35,320,000	SGD	26,475,215
2.375%, 10/01/09	4,660,000	SGD	3,480,850

			36,108,441

South Africa 0.0%[i]
Government of South Africa, 5.25%, 5/16/13	200,000	EUR	296,957

South Korea 9.6%
Korea Deposit Insurance Corp.,
07-1, 5.57%, 9/14/12	6,600,000,000	KRW	6,116,087
08-1, 5.28%, 2/15/13	880,000,000	KRW	803,197
Korea Treasury Bond, 5.25%, 9/10/12	28,539,000,000	KRW	26,581,890
5.00%, 9/10/16	2,806,000,000	KRW	2,507,183
5.50%, 9/10/17	59,230,600,000	KRW	54,506,131
5.25%, 3/10/27	16,857,900,000	KRW	14,693,388

			105,207,876

[j]Supranational 6.5%
European Bank For Reconstruction & Development, senior note, 5.10%, 6/12/09	40,000,000	PLN	18,595,777
European Investment Bank, senior note,
4.50%, 5/15/13	33,700,000	NOK	6,216,610
[b]FRN, 0.709%, 9/21/11	3,040,000,000	JPY	28,638,824
Inter-American Development Bank,
1.90%, 7/08/09	175,000,000	JPY	1,663,829
6.00%, 12/15/17	575,000	NZD	403,209
senior note, 7.50%, 12/05/24	200,000,000	MXN	15,714,563

			71,232,812

Sweden 8.6%
Government of Sweden,
5.00%, 1/28/09	377,720,000	SEK	62,893,243
4.00%, 12/01/09	163,000,000	SEK	26,816,705
[k]Strip, 9/17/08	30,000,000	SEK	4,936,418

			94,646,366

United States 1.5%
Alabama Public Housing Authorities Capital Program Revenue, Series B, FSA Insured, 4.45%, 1/01/24	680,000		645,578
California State GO, Refunding,
5.125%, 4/01/33	4,725,000		4,740,782
5.00%, 4/01/38	5,015,000		4,915,703
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Refunding, Third Indenture Series A, FGIC Insured, 5.00%, 7/01/19	1,500,000		1,595,280
New York City GO, Sub Series L-1, 5.00%, 4/01/26	700,000		712,929
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	2,400,000		2,543,544
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, MBIA Insured, 5.50%, 7/01/21	875,000		919,004
Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21	500,000		521,335

			16,594,155

Total Government and Agency Securities (Cost $877,979,407)			873,173,698

TGI-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Global Income Securities Fund	Principal Amount[a]		Value
Short Term Investments 19.2%
Government and Agency Securities 5.6%
Egypt 4.9%
[k,l]Egypt Treasury Bills, 7/01/08 - 6/30/09	299,125,000	EGP	$53,576,597

Malaysia 0.7%
Government of Malaysia, 3.541%, 7/08/08	6,100,000	MYR	1,866,869
3.562%, 7/15/08	10,550,000	MYR	3,228,784
[k]Malaysia Treasury Bills, 7/04/08 - 9/23/08	10,540,000	MYR	3,205,118

			8,300,771

Total Government and Agency Securities (Cost $60,266,404)			61,877,368

Total Investments before Repurchase Agreement (Cost $938,245,811)			935,051,066

United States 13.6%
Repurchase Agreement (Cost $149,366,712) 13.6%
[m]Joint Repurchase Agreement, 2.173%, 7/01/08 (Maturity Value $149,375,729)	149,366,712		149,366,712
ABN AMRO Bank NV, New York Branch (Maturity Value $15,296,075)
Banc of America Securities LLC (Maturity Value $15,296,075)
Barclays Capital Inc. (Maturity Value $15,296,075)
Deutsche Bank Securities Inc. (Maturity Value $15,296,075)
Dresdner Kleinwort Securities LLC (Maturity Value $15,296,075)
Goldman, Sachs & Co. (Maturity Value $15,296,075)
Lehman Brothers Inc. (Maturity Value $15,676,983)
Merrill Lynch Government Securities Inc. (Maturity Value $15,296,075)
Morgan Stanley & Co. Inc. (Maturity Value $11,330,146)
UBS Securities LLC (Maturity Value $15,296,075)

Collateralized by U.S. Government Agency Securities, 1.95% - 6.25%, 7/24/08 - 6/17/13;
[k]U.S. Government Agency Discount Notes, 10/20/08 - 8/01/12; and U.S. Treasury Notes, 3.50% - 4.75%,
  12/31/08 - 5/31/13

Total Investments (Cost $1,087,612,523) 98.7%			1,084,417,778
Net Unrealized Loss on Forward Exchange Contracts (0.5)%			(5,579,091)
Net Unrealized Loss on Interest Rate Swaps (0.2)%			(1,971,121)
Other Assets, less Liabilities 2.0%			22,075,657

Net Assets 100.0%			$1,098,943,223

TGI-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Currency Abbreviations

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

EGP - Egyptian Pound

EUR - Euro

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

Selected Portfolio Abbreviations

FGIC - Financial Guaranty Insurance Co.

FRN - Floating Rate Note

FSA - Financial Security Assurance Inc.

GO - General Obligation

MBIA - Municipal Bond Investors Assurance Corp.

aThe principal amount is stated in U.S. dollars unless otherwise indicated.

bThe coupon rate shown represents the rate at period end.

cThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

dPrincipal amount is stated in 1,000 Brazilian Real Units.

ePrincipal amount of security is adjusted for inflation. See Note 1(h).

fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the aggregate value of these securities was $4,314,133, representing 0.39% of net assets.

gPrincipal amount is stated in 100 Mexican Peso Units.

hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the value of this security was $731,088, representing 0.07% of net assets.

iRounds to less than 0.1% of net assets.

jA supranational organization is an entity formed by two or more central governments through international treaties.

kThe security is traded on a discount basis with no stated coupon rate.

lSecurity purchased on a when-issued basis. See Note 1(d).

mSee Note 1(c) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

TGI-18

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Templeton Global Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$938,245,811
Cost - Repurchase agreements	149,366,712

Total cost of investments	$1,087,612,523

Value - Unaffiliated issuers	$935,051,066
Value - Repurchase agreements	149,366,712

Total value of investments	1,084,417,778
Cash	1,170,000
Foreign currency, at value (cost $1,057,205)	1,056,524
Receivables:
Capital shares sold	4,584,830
Interest	19,024,510
Swap premiums paid	128,003
Unrealized gain on forward exchange contracts (Note 7)	26,476,871

Total assets	1,136,858,516

Liabilities:
Payables:
Investment securities purchased	1,311,545
Capital shares redeemed	1,298,896
Affiliates	776,481
Accrued swap premium	118,834
Unrealized loss on forward exchange contracts (Note 7)	32,055,962
Unrealized loss on swap agreements (Note 8)	1,971,121
Accrued expenses and other liabilities	382,454

Total liabilities	37,915,293

Net assets, at value	$1,098,943,223

Net assets consist of:
Paid-in capital	$1,085,437,328
Undistributed net investment income	14,790,052
Net unrealized appreciation (depreciation)	(10,425,565)
Accumulated net realized gain (loss)	9,141,408

Net assets, at value	$1,098,943,223

The accompanying notes are an integral part of these financial statements.

TGI-19

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Templeton Global Income Securities Fund
Class 1:
Net assets, at value	$220,222,029

Shares outstanding	13,287,903

Net asset value and maximum offering price per share	$16.57

Class 2:
Net assets, at value	$736,922,774

Shares outstanding	45,230,894

Net asset value and maximum offering price per share	$16.29

Class 3:
Net assets, at value	$134,683,724

Shares outstanding	8,274,207

Net asset value and maximum offering price per share[a]	$16.28

Class 4:
Net assets, at value	$7,114,696

Shares outstanding	429,737

Net asset value and maximum offering price per share	$16.56

[a]Redemption	price is equal to net asset value less any redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

TGI-20

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Templeton Global Income Securities Fund
Investment income:
Interest (net of foreign taxes of $392,425)	$22,389,289

Expenses:
Management fees (Note 3a)	2,226,627
Distribution fees: (Note 3c)
Class 2	785,247
Class 3	153,099
Class 4	1,418
Unaffiliated transfer agent fees	962
Custodian fees (Note 4)	316,960
Reports to shareholders	82,459
Professional fees	19,449
Trustees’ fees and expenses	1,275
Other	21,808

Total expenses	3,609,304
Expense reductions (Note 4)	(467)

Net expenses	3,608,837

Net investment income	18,780,452

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	10,410,663
Foreign currency transactions	2,920,966
Swap agreements	9,169

Net realized gain (loss)	13,340,798

Net change in unrealized appreciation (depreciation) on:
Investments	(28,271,803)
Translation of assets and liabilities denominated in foreign currencies	(6,570,075)

Net change in unrealized appreciation (depreciation)	(34,841,878)

Net realized and unrealized gain (loss)	(21,501,080)

Net increase (decrease) in net assets resulting from operations	$(2,720,628)

The accompanying notes are an integral part of these financial statements.

TGI-21

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Income Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$18,780,452	$21,282,117
Net realized gain (loss) from investments, foreign currency transactions, and swap agreements	13,340,798	17,882,637
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(34,841,878)	8,914,827

Net increase (decrease) in net assets resulting from operations	(2,720,628)	48,079,581

Distributions to shareholders from net investment income and net foreign currency gains:
Class 1	(8,184,833)	(2,456,235)
Class 2	(26,397,120)	(8,266,690)
Class 3	(4,932,732)	(1,628,484)
Class 4	(162,330)	—

Total distributions to shareholders	(39,677,015)	(12,351,409)

Capital share transactions: (Note 2)
Class 1	91,362,725	55,559,172
Class 2	284,238,193	250,108,969
Class 3	48,799,421	50,922,791
Class 4	7,388,139	—

Total capital share transactions	431,788,478	356,590,932

Redemption fees	40,860	9,428

Net increase (decrease) in net assets	389,431,695	392,328,532
Net assets:
Beginning of period	709,511,528	317,182,996

End of period	$1,098,943,223	$709,511,528

Undistributed net investment income included in net assets:
End of period	$14,790,052	$35,686,615

The accompanying notes are an integral part of these financial statements.

TGI-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Templeton Global Income Securities Fund (Fund) included in this report is non-diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction

TGI-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2008. The joint repurchase agreement is valued at cost.

d. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

TGI-24

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Interest Rate Swaps

The Fund may enter into interest rate swap contracts to hedge the risk of changes in interest rates. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When the swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in market conditions and the possible inability of the counterparty to fulfill its obligations under the agreement.

g. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TGI-25

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

j. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,905,252	$104,319,974	5,103,718	$85,032,506
Shares issued in reinvestment of distributions	492,765	8,184,833	153,227	2,456,235
Shares redeemed	(1,212,321)	(21,142,082)	(1,977,376)	(31,929,569)

Net increase (decrease)	5,185,696	$91,362,725	3,279,569	$55,559,172

Class 2 Shares:
Shares sold	16,900,912	$293,280,702	16,336,797	$264,154,676
Shares issued in reinvestment of distributions	1,616,480	26,397,120	523,540	8,266,690
Shares redeemed	(2,032,373)	(35,439,629)	(1,388,223)	(22,312,397)

Net increase (decrease)	16,485,019	$284,238,193	15,472,114	$250,108,969

Class 3 Shares:
Shares sold	3,236,275	$56,258,346	3,533,597	$56,987,401
Shares issued in reinvestment of distributions	302,251	4,932,732	103,199	1,628,484
Shares redeemed	(721,598)	(12,391,657)	(475,906)	(7,693,094)

Net increase (decrease)	2,816,928	$48,799,421	3,160,890	$50,922,791

Class 4 Shares:
Shares sold	419,969	$7,225,993
Shares issued on reinvestment of distributions	9,768	162,146

Net increase (decrease)	429,737	$7,388,139

[a]	For the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

TGI-26

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

TGI-27

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2008	$2,370,518
2009	1,649,033
2010	177,731

$4,197,282

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,090,045,202

Unrealized appreciation	$35,578,626
Unrealized depreciation	(41,206,050)

Net unrealized appreciation (depreciation)	$(5,627,424)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, bond discounts and premiums, and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $470,211,689 and $67,967,435, respectively.

7. FORWARD EXCHANGE CONTRACTS

At June 30, 2008, the Fund had the following forward exchange contracts outstanding:

		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
293,932,800	Kazakhstani Tenge	2,400,000		7/25/08	$29,983	$—
125,841,100	Japanese Yen	1,100,000		8/07/08	87,924	—
154,044,450	Japanese Yen	1,350,000		8/08/08	104,236	—
154,325,250	Japanese Yen	1,350,000		8/11/08	107,116	—
290,165,200	Japanese Yen	2,600,000		8/20/08	140,989	—
143,907,400	Japanese Yen	1,300,000		8/25/08	59,750	—
27,917,500	Japanese Yen	251,283		9/04/08	12,645	—
422,114,000	Japanese Yen	2,800,000	EUR	9/12/08	—	(399,702)
25,000,000	Indian Rupee	868,538	NZD	9/24/08	—	(77,792)
335,289,200	Japanese Yen	3,040,000		9/25/08	133,375	—
502,467,600	Japanese Yen	4,530,000		9/26/08	225,908	—
361,308,750	Kazakhstani Tenge	2,850,000		10/10/08	119,783	—
1,448,425,000	Chilean Peso	2,875,000		10/20/08	—	(135,394)

TGI-28

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

7. FORWARD EXCHANGE CONTRACTS (continued)

		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
646,280,000	Chilean Peso	1,280,000		10/22/08	$—	$(57,790)
882,350,000	Chilean Peso	1,750,000		10/23/08	—	(81,476)
192,000,000	Kazakhstani Tenge	1,500,000		11/03/08	74,609	—
3,423,150	Swiss Franc	3,000,000		11/03/08	354,744	—
1,342,374,000	Japanese Yen	12,100,000		11/04/08	636,704	—
144,407,250	Japanese Yen	1,362,076		11/14/08	8,952	—
2,670,000	Euro	9,865,650	RON	12/03/08	54,846	—
2,225,000	Euro	8,068,963	RON	12/04/08	109,784	—
345,000,000	Japanese Yen	3,124,123		12/04/08	155,502	—
224,539,500	Japanese Yen	2,100,817		12/05/08	33,826	—
673,264,800	Kazakhstani Tenge	5,200,000		12/12/08	301,466	—
280,943,000	Japanese Yen	2,600,000		12/15/08	72,544	—
281,190,000	Japanese Yen	2,600,000		12/17/08	75,232	—
142,890,000	Kazakhstani Tenge	1,100,000		12/22/08	66,515	—
33,600,000	Japanese Yen	321,987		1/22/09	—	(1,631)
1,410,703	Peruvian Neuvo Sol	5,494,676	MXN	1/22/09	—	(41,950)
514,600,000	Kazakhstani Tenge	4,000,000		1/29/09	189,076
1,202,095,000	Japanese Yen	11,500,000		1/30/09	—	(33,398)
34,696,800	Japanese Yen	226,895	EUR	1/30/09	—	(22,350)
139,956,750	Kazakhstani Tenge	1,085,020		2/06/09	53,632	—
440,854,500	Japanese Yen	4,150,000		2/17/09	59,662	—
56,848,000	Kazakhstani Tenge	440,000		2/26/09	21,833	—
88,025,000	Indian Rupee	2,852,731	NZD	2/27/09	—	(106,591)
325,942,003	Kazakhstani Tenge	2,529,758		2/27/09	118,000	—
329,402,395	Kazakhstani Tenge	2,632,271		4/30/09	28,826	—
27,094,730	Singapore Dollar	13,100,000	EUR	4/30/09	—	(131,895)
122,773,200	Swedish Krona	13,100,000	EUR	4/30/09	—	(275,486)
1,998,991	Peruvian Neuvo Sol	8,108,839	MXN	5/07/09	—	(79,551)
5,296,692	Peruvian Neuvo Sol	1,930,000		5/08/09	—	(147,182)
8,062,720	Peruvian Neuvo Sol	2,982,878		5/15/09	—	(269,112)
10,085,857	Peruvian Neuvo Sol	3,728,598		5/19/09	—	(333,931)
507,359,240	Kazakhstani Tenge	44,462,684	MXN	5/27/09	—	(26,983)

Contracts to Sell
2,017,928	Mexican Peso	91,755,188	CLP	9/15/08	—	(19,486)
22,711,151	Mexican Peso	1,037,699,748	CLP	10/01/08	—	(206,727)
23,225,918	Mexican Peso	1,057,613,091	CLP	10/02/08	—	(218,091)
2,888,971,900	South Korean Won	3,505,821	CHF	11/13/08	683,758	—
14,750,000	Romanian Leu-New	32,712,353	NOK	11/17/08	162,216	—
2,722,612,000	South Korean Won	3,359,632	CHF	11/17/08	699,117	—
12,324,637,500	South Korean Won	14,532,681	CHF	11/25/08	2,503,875	—
2,307,240,000	South Korean Won	2,746,093	CHF	11/26/08	493,761	—
6,395,688,000	South Korean Won	7,616,569	CHF	11/28/08	1,373,171	—
2,435,035,200	South Korean Won	2,944,527	CHF	12/02/08	566,722	—
7,728,240,000	South Korean Won	9,251,942	CHF	12/03/08	1,707,284	—
357,000	Euro	56,026,866	JPY	12/08/08	—	(24,695)
3,734,309,600	South Korean Won	4,513,743	CHF	12/09/08	867,593	—
2,671,578,000	South Korean Won	4,119,944	SGD	12/10/08	505,140	—

TGI-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

7. FORWARD EXCHANGE CONTRACTS (continued)

		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Sell
12,319,825	Romanian Leu-New	31,800,179	SEK	12/15/08	$102,354	$—
2,136,044,750	South Korean Won	2,610,663	CHF	12/15/08	524,656	—
35,134,048	Mexican Peso	8,893,130	PEN	1/20/09	—	(311,940)
19,086,450,000	South Korean Won	21,977,351	CHF	1/20/09	3,371,260	—
14,735,520,000	South Korean Won	16,768,537	CHF	1/21/09	2,407,850	—
35,571,270	Mexican Peso	123,684,863	INR	1/22/09	—	(546,285)
25,863,307	Mexican Peso	2,264,837		1/22/09	—	(170,396)
7,467,604,560	South Korean Won	7,837,536		1/23/09	724,594	—
30,321,722	Mexican Peso	105,249,728	INR	1/27/09	—	(468,858)
6,905,529	Euro	10,067,915		1/28/09	—	(686,367)
9,671,012	Euro	14,093,398		1/29/09	—	(966,933)
2,754,660	Euro	4,039,984		2/04/09	—	(248,452)
109,729,627	Mexican Peso	9,687,440		2/06/09	—	(622,500)
24,730,081	Mexican Peso	2,185,505		2/09/09	—	(137,088)
17,294,895	Romanian Leu-New	113,908,408	CZK	2/12/09	342,149	—
6,322,150	Romanian Leu-New	41,840,621	CZK	2/17/09	140,523	—
4,372,314	Euro	6,316,026		2/19/09	—	(485,612)
20,047,506	Euro	29,139,835		2/23/09	—	(2,040,080)
20,047,506	Euro	3,084,228,608	JPY	2/23/09	—	(1,718,704)
13,365,004	Euro	2,058,163,838	JPY	2/25/09	—	(1,122,196)
6,682,502	Euro	9,766,477		2/25/09	—	(625,780)
3,682,120,000	South Korean Won	3,880,000		2/25/09	373,008	—
19,134,891	Euro	27,976,632		2/26/09	—	(1,779,389)
6,682,502	Euro	1,024,875,284	JPY	2/26/09	—	(600,190)
30,071,259	Euro	4,675,686,507	JPY	2/27/09	—	(2,086,849)
49,196,407	Euro	72,657,715		2/27/09	—	(3,842,094)
58,914,810	Mexican Peso	5,232,001		2/27/09	—	(287,072)
4,517,459	Romanian Leu-New	29,268,617	CZK	2/27/09	62,537	—
3,675,562,800	South Korean Won	3,880,000		2/27/09	379,268	—
6,682,502	Euro	10,016,803		3/03/09	—	(372,310)
10,166,171	Mexican Peso	905,309		3/03/09	—	(46,508)
10,023,753	Euro	14,994,799		3/04/09	—	(588,084)
3,655,736,000	South Korean Won	3,880,000		3/04/09	398,190	—
3,341,251	Euro	5,032,258		3/09/09	-	(160,727)
3,341,251	Euro	513,877,721	JPY	3/09/09	—	(280,300)
3,341,251	Euro	5,048,463		3/10/09	—	(144,260)
2,505,938	Euro	384,147,766	JPY	3/10/09	—	(221,865)
3,341,251	Euro	5,105,816		3/17/09	—	(85,076)
7,760,000,000	South Korean Won	8,012,071	CHF	3/27/09	469,169	—
6,027,094	Euro	918,887,847	JPY	3/31/09	—	(560,955)
3,036,391,000	South Korean Won	3,140,768	CHF	4/01/09	189,290
14,200,317	Euro	2,199,046,055	JPY	4/06/09	—	(981,075)
3,880,000,000	South Korean Won	4,025,495	CHF	4/06/09	253,865	—
4,840,000	British Pound Sterling	9,405,185		4/07/09	—	(31,196)
3,242,581	British Pound Sterling	8,481,749	SGD	4/14/09	—	(7,021)
12,661,962	Euro	19,589,279		4/14/09	—	(55,089)
18,505,945	Euro	39,015,772	SGD	4/14/09	323,129	—
6,168,648	Euro	959,610,305	JPY	4/14/09	—	(376,245)
3,246,657	Euro	6,761,033	SGD	4/17/09	—	(4,342)

TGI-30

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

7. FORWARD EXCHANGE CONTRACTS (continued)

		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Sell
9,739,971	Euro	20,389,655	SGD	4/20/09	$70,365	$—
1,574,014	Euro	246,141,160	JPY	4/20/09	—	(82,098)
3,237,710	Euro	15,778,980	MYR	4/21/09	—	(182,542)
1,618,855	Euro	3,390,530	SGD	4/24/09	13,806	—
2,425,242	British Pound Sterling	14,573,376	MYR	4/27/09	—	(252,533)
1,618,855	Euro	3,379,360	SGD	4/27/09	6,168	—
2,329,569	New Zealand Dollar	71,377,981	INR	4/28/09	—	(95,045)
13,708,414	British Pound Sterling	82,870,104	MYR	4/30/09	—	(1,269,636)
129,187,726	Mexican Peso	32,777,510	PEN	4/30/09	—	(965,489)
218,306,058	Mexican Peso	19,760,042		5/04/09	—	(504,247)
45,766,762	Mexican Peso	169,465,166	INR	5/04/09	—	(442,975)
1,052,256	Euro	2,149,864	SGD	5/06/09	—	(29,468)
266,049,641	Mexican Peso	24,240,542		5/06/09	—	(448,804)
808,414	British Pound Sterling	4,872,069	MYR	5/07/09	—	(78,668)
9,640,135	Mexican Peso	420,791,871	CLP	5/15/09	—	(108,922)
90,027,727	Mexican Peso	250,057,232	TWD	5/18/09	—	(102,563)
30,000,000	Mexican Peso	117,663,000	INR	5/20/09	—	(140,270)
14,559,327	Mexican Peso	633,651,050	CLP	5/20/09	—	(167,473)
53,095,853	Mexican Peso	144,700,004	TWD	6/02/09	—	(141,928)
57,848,619	Mexican Peso	129,543,727	RUB	6/04/09	73,034	—
5,514,624	Euro	27,146,472	MYR	6/09/09	—	(206,976)
6,880,600	Euro	10,606,617		6/10/09	—	(39,015)
4,595,521	Euro	22,869,610	MYR	6/10/09	—	(96,205)
778,772	Euro	3,886,306	MYR	6/12/09	—	(12,887)
5,422,023	Mexican Peso	245,259,783	CLP	6/12/09	—	(44,236)
1,021,396	Euro	5,072,765	MYR	6/15/09	—	(24,122)
2,024,807	Euro	10,022,795	MYR	6/16/09	—	(57,910)
26,552,505	Mexican Peso	59,389,235	RUB	6/19/09	32,155	—
14,481,704	Mexican Peso	166,257,207	KZT	6/29/09	795	—
14,481,704	Mexican Peso	32,179,795	RUB	6/29/09	9,313	—
23,073,608	Mexican Peso	6,327,476	PEN	6/30/09	4,091	—
Unrealized gain (loss) on offsetting forward exchange contracts					3,205,203	(1,208,899)

Unrealized gain (loss) on forward exchange contracts					26,476,871	(32,055,962)

Net unrealized gain (loss) on forward exchange contracts						$(5,579,091)

[a]	In U.S. dollars unless otherwise indicated.

Currency Abbreviations

CHF - Swiss Franc

CLP - Chilean Peso

CZK - Czech Koruna

EUR - Euro

INR - Indian Rupee

JPY - Japanese Yen

KZT - Kazakhstani Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

TGI-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

7. FORWARD EXCHANGE CONTRACTS (continued)

Currency Abbreviations (continued)

NZD - New Zealand Dollar

PEN - Peruvian Neuvo Sol

RON - Romanian Leu-New

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - Taiwanese Dollar

8. INTEREST RATE SWAPS

At June 30, 2008, the Fund had the following interest rate swap contracts outstanding:

Counter Party	Fixed Rate Received by the Fund	Floating Rate Paid by the Fund	Notional Principal Amount	Expiration Date	Unrealized Gain	Unrealized Loss
JPMorgan	7.06%	Sinacofi Chile Interbank Rate	2,425,500,000 CLP	6/13/18	$—	$(239,937)
JPMorgan	7.15%	Sinacofi Chile Interbank Rate	2,475,000,000 CLP	6/18/18	—	(226,581)
Merrill Lynch & Co. Inc.	7.05%	Sinacofi Chile Interbank Rate	7,200,000,000 CLP	6/13/18	—	(718,800)
Merrill Lynch & Co. Inc.	7.09%	Sinacofi Chile Interbank Rate	7,950,000,000 CLP	6/16/18	—	(785,803)

Unrealized gain (loss) on interest rate swaps					$—	$(1,971,121)

Net unrealized gain (loss) on interest rate swaps						$(1,971,121)

Currency Abbreviation

CLP - Chiliean Peso

9. CREDIT RISK

The Fund has 10.32% of its portfolio invested in high yield and other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

10. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

11. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities

TGI-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

11. FAIR VALUE MEASUREMENTS (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$45,288,080	$1,039,129,698	$—	$1,084,417,778
Other Financial Instruments[a]	—	26,476,871	—	26,476,871
Liabilities:
Other Financial Instruments[a]	—	34,027,083	—	34,027,083

[a]Other	financial instruments include net unrealized appreciation (depreciation) of forward exchange contracts and interest rate swap contracts.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

TGI-33

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Global Income Securities Fund

At December 31, 2007 more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 12, 2008, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0101	$0.3831
Class 2	$0.0101	$0.3721
Class 3	$0.0101	$0.3719
Class 4	$0.0101	$0.3831

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TGI-34

TEMPLETON GROWTH SECURITIES FUND

This semiannual report for Templeton Growth Securities Fund covers the period ended June 30, 2008.

Performance Summary as of 6/30/08

Templeton Growth Securities Fund – Class 4 had a -14.65% total return for the six-month period ended 6/30/08.*

*For the period beginning 2/29/08, Class 4 performance reflects a 12b-1 fee expense of 0.35% per year, which affects future performance. Class 4 performance prior to 2/29/08 reflects historical Class 1 performance, which does not include a 12b-1 fee expense. Since 2/29/08 (effective date), the aggregate total return of Class 4 shares was -4.95%.

Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 4

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the -10.25% return of the Morgan Stanley Capital International (MSCI) World Index for the period under review.1

Economic and Market Overview

In the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. Investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Some economists speculated whether the U.S. would enter a recession while others believed one was already under way. Many agreed, however, that the slowing U.S. economy — which is the world’s largest and accounts for roughly 25% of global gross domestic product — could have a meaningfully negative impact on growth prospects around the world.2 Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities’ prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. Many of the world’s monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from 4.25%, the European Central Bank maintained rates at 4.00%. Overall, rising inflation led more than three-quarters of the world’s central

1. Source: © 2008 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Global Insight.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. By having significant investments in one or more countries or in particular sectors from time to time, the Fund may be at greater risk of adverse developments in a country or sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

banks to raise rates as of the end of June, according to Merrill Lynch’s estimate. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world’s currencies, and the dollar’s weakness contributed to higher commodities’ prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, many global equity markets were volatile, and a majority of them declined over the six-month period. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies’ balance sheets remained relatively strong. Many financial institutions were hurt by their subprime loan exposure, but abundant global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the period under review, the Fund had some major detractors from performance relative to the MSCI World Index, including German electronics and industrial engineering conglomerate Siemens, U.S. software giant Microsoft, and News Corp., the world’s third-largest media conglomerate. However, significant contributors to the Fund’s relative performance for the period were El Paso, a U.S. company primarily engaged in oil and natural gas exploration, production and transportation; U.S.-based Accenture, the world’s largest business consulting firm; and U.K.-based Compass Group, the world’s leading foodservice company with operations in more than 60 countries. During a time of significant declines within most global stock markets, the Fund’s cash position, which ranged from 2% to 6% of total net assets during the period, generally served to cushion the Fund and contributed to its relative performance.

Several sectors weighed on the Fund’s relative performance. For example, our underweighted allocation and stock selection in the materials sector hampered Fund returns relative to the index.3 Within the sector, our position in International Paper, the world’s largest forest products manufacturer, was a notable detractor. Our overweighted allocation and stock selection in the consumer discretionary sector also impaired relative performance, where media conglomerates Viacom and the aforementioned News Corp., as well as European automobile manufacturers BMW and Peugeot, were major detractors.4 Additionally, stock selection in the industrials sector weighed on the Fund’s relative results.5 Including the aforementioned Siemens, primary detractors within the sector included General Electric, the U.S. industrial conglomerate with significant interests in financial services; U.K.-based aerospace and defense manufacturer Rolls-Royce Group; and air freight and logistics companies Deutsche Post (Germany) and United Parcel Service (U.S.).

Despite positive absolute results from the Fund’s oil, gas and consumable fuels industry holdings in the energy sector, the Fund’s underweighting and stock selection in one of the only sectors to produce strong results in 2008’s first half hindered relative performance.6 Almost all other sectors fell in value on an absolute basis. Three sectors, however, helped the Fund’s performance relative to the index: financials, consumer staples and information technology.7 Stock selection within consumer staples and information technology and the Fund’s underweighted allocation to financials contributed to relative performance.

From a geographic perspective, our holdings in Bermuda, Russia8 and Belgium, lack of exposure to Greece and position in Mexico8 contributed to relative Fund performance. Conversely, stock selection in the U.S., U.K. and Germany and underweightings in Canada and Japan detracted.

3. The materials sector comprises construction, and paper and forest products in the SOI.

4. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; Internet and catalog retail; leisure equipment and products; media; and specialty retail in the SOI.

5. The industrials sector comprises aerospace and defense, air freight and logistics, building products, commercial services and supplies, industrial conglomerates, machinery, and trading companies and distributors in the SOI.

6. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

7. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance and real estate in the SOI. The consumer staples sector comprises food products in the SOI. The information technology sector comprises communications equipment, computers and peripherals, electronic equipment and instruments, IT services, office electronics, semiconductors and semiconductor equipment, and software in the SOI.

8. Not part of the MSCI World Index.

Top 10 Holdings

Templeton Growth Securities Fund

6/30/08

Company Sector/Industry, Country	% of Total Net Assets

Microsoft Corp.	3.0%
Software, U.S.

Oracle Corp.	2.5%
Software, U.S.

BP PLC	2.3%
Oil, Gas & Consumable Fuels, U.K.

Total SA, B	2.3%
Oil, Gas & Consumable Fuels, France

Siemens AG	2.3%
Industrial Conglomerates, Germany

Accenture Ltd., A	2.1%
IT Services, U.S.

General Electric Co.	1.9%
Industrial Conglomerates, U.S.

Royal Dutch Shell PLC, B	1.9%
Oil, Gas & Consumable Fuels, U.K.

News Corp., A	1.9%
Media, U.S.

Pfizer Inc.	1.9%
Pharmaceuticals, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2008, the U.S. dollar fell in value relative to most non-U.S. currencies. As a result, the Fund’s performance was positively affected by the Fund’s substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2008, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Growth Securities Fund – Class 4

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 4	Beginning Account Value Actual 2/29/08 Hypothetical 1/1/08	Ending Account Value 6/30/08	Fund-Level Expenses Incurred During Period* Actual 2/29/08–6/30/08 Hypothetical 1/1/08–6/30/08
Actual	$1,000	$950.50	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,019.29	$5.62

*Expenses are calculated using the annualized expense ratio for the Fund’s Class 4 shares (1.12%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 123/366 to reflect the number of days since the effective date.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Growth Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 1		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.68	$16.16	$13.98	$12.98	$11.31	$8.67

Income from investment operations[a]:
Net investment income[b]	0.25	0.27	0.29	0.24	0.21	0.17
Net realized and unrealized gains (losses)	(2.49)	0.19	2.67	0.92	1.61	2.63

Total from investment operations	(2.24)	0.46	2.96	1.16	1.82	2.80

Less distributions from:
Net investment income	(0.26)	(0.25)	(0.23)	(0.16)	(0.15)	(0.16)
Net realized gains	(0.87)	(0.69)	(0.55)	—	—	—

Total distributions	(1.13)	(0.94)	(0.78)	(0.16)	(0.15)	(0.16)

Net asset value, end of period	$12.31	$15.68	$16.16	$13.98	$12.98	$11.31

Total return[c]	(14.59)%	2.55%	22.20%	9.06%	16.25%	32.62%
Ratios to average net assets[d]
Expenses before expense reduction	0.77%	0.77%	0.78%	0.82%	0.86%	0.88%
Expenses net of expense reduction	0.77% [e]	0.76%	0.78% [e]	0.82% [e]	0.86% [e]	0.88%
Net investment income	3.54%	1.64%	1.93%	1.81%	1.75%	1.74%

Supplemental data
Net assets, end of period (000’s)	$414,427	$406,538	$413,871	$779,347	$800,118	$769,339
Portfolio turnover rate	10.86%	20.45%	20.29% [f]	22.16%	19.13%	37.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,
Class 2		2007	2006	2005	2004	2003

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.44	$15.93	$13.81	$12.83	$11.19	$8.59

Income from investment operations[a]:
Net investment income[b]	0.23	0.22	0.24	0.20	0.17	0.13
Net realized and unrealized gains (losses)	(2.45)	0.20	2.63	0.93	1.61	2.62

Total from investment operations	(2.22)	0.42	2.87	1.13	1.78	2.75

Less distributions from:
Net investment income	(0.22)	(0.22)	(0.20)	(0.15)	(0.14)	(0.15)
Net realized gains	(0.87)	(0.69)	(0.55)	—	—	—

Total distributions	(1.09)	(0.91)	(0.75)	(0.15)	(0.14)	(0.15)

Net asset value, end of period	$12.13	$15.44	$15.93	$13.81	$12.83	$11.19

Total return[c]	(14.68)%	2.35%	21.81%	8.86%	16.03%	32.13%
Ratios to average net assets[d]
Expenses before expenses reduction	1.02%	1.02%	1.03%	1.07%	1.11%	1.13%
Expenses net of expense reduction	1.02% [e]	1.01%	1.03% [e]	1.07% [e]	1.11% [e]	1.13%
Net investment income	3.29%	1.39%	1.68%	1.56%	1.50%	1.49%

Supplemental data
Net assets, end of period (000’s)	$2,527,622	$3,182,203	$2,821,818	$1,912,825	$1,189,112	$511,659
Portfolio turnover rate	10.86%	20.45%	20.29% [f]	22.16%	19.13%	37.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

Class 4	Period Ended June 30, 2008[a] (unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.08

Income from investment operations[b]:
Net investment income[c]	0.05
Net realized and unrealized gains (losses)	(0.70)

Total from investment operations	(0.65)

Less distributions from:
Net investment income	(0.26)
Net realized gains	(0.87)

Total distributions	(1.13)

Net asset value, end of period	$12.30

Total return[d]	(4.95)%
Ratios to average net assets[e]
Expenses[f]	1.12%
Net investment income	3.19%

Supplemental data
Net assets, end of period (000’s)	$6,644
Portfolio turnover rate	10.86%

aFor the period February 29, 2008 (effective date) to June 30, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks 95.2%
Aerospace & Defense 0.9%
BAE Systems PLC	United Kingdom	855,110	$7,538,399
[a]BAE Systems PLC, 144A	United Kingdom	369	3,253
Raytheon Co.	United States	186,177	10,478,042
[b]Rolls-Royce Group PLC	United Kingdom	1,349,842	9,183,696
[b]Rolls-Royce Group PLC, B	United Kingdom	120,945,843	240,954

			27,444,344

Air Freight & Logistics 2.3%
Deutsche Post AG	Germany	1,087,062	28,294,201
United Parcel Service Inc., B	United States	657,270	40,402,387

			68,696,588

Auto Components 0.5%
[b]Lear Corp.	United States	240,108	3,404,732
NGK Spark Plug Co. Ltd.	Japan	483,000	5,545,867
Valeo SA	France	202,767	6,513,249

			15,463,848

Automobiles 2.8%
Bayerische Motoren Werke AG	Germany	696,807	33,519,226
Harley-Davidson Inc.	United States	299,480	10,859,145
Hyundai Motor Co. Ltd.	South Korea	268,950	18,246,966
Peugeot SA	France	376,732	20,459,545
Toyota Motor Corp.	Japan	14,000	660,670

			83,745,552

Biotechnology 1.7%
[b]Amgen Inc.	United States	1,032,850	48,709,206

Building Products 0.7%
Assa Abloy AB, B	Sweden	886,200	12,835,696
[b]USG Corp.	United States	272,940	8,070,836

			20,906,532

Capital Markets 0.5%
[b]UBS AG	Switzerland	725,948	15,236,735

Commercial Banks 7.6%
HSBC Holdings PLC	United Kingdom	2,959,079	45,881,901
Intesa Sanpaolo SpA	Italy	6,641,820	37,937,158
Kookmin Bank	South Korea	426,140	25,165,267
Mitsubishi UFJ Financial Group Inc.	Japan	1,535,570	13,610,619
Royal Bank of Scotland Group PLC	United Kingdom	7,934,723	33,987,099
Shinsei Bank Ltd.	Japan	4,530,000	15,531,672
Sumitomo Mitsui Financial Group Inc.	Japan	2,014	15,157,406
UniCredit SpA	Italy	6,063,647	37,117,146

			224,388,268

Commercial Services & Supplies 1.2%
Adecco SA	Switzerland	261,060	12,957,163
Pitney Bowes Inc.	United States	288,990	9,854,559
Randstad Holding NV	Netherlands	339,150	11,855,369

			34,667,091

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Communications Equipment 1.0%
[b]Cisco Systems Inc.	United States	591,020	$13,747,125
Telefonaktiebolaget LM Ericsson, B	Sweden	1,484,794	15,479,185

			29,226,310

Computers & Peripherals 1.3%
Seagate Technology	United States	1,916,898	36,670,259

Construction Materials 0.2%
CRH PLC	Ireland	216,030	6,104,527

Diversified Financial Services 1.4%
ING Groep NV	Netherlands	1,279,530	40,808,721

Diversified Telecommunication Services 5.7%
Belgacom	Belgium	233,162	10,059,551
France Telecom SA	France	1,428,670	42,089,714
KT Corp., ADR	South Korea	862,201	18,382,125
Singapore Telecommunications Ltd.	Singapore	12,064,000	32,100,908
Telefonica SA	Spain	806,850	21,445,467
Telekom Austria AG	Austria	793,940	17,226,901
Telenor ASA	Norway	1,478,027	27,808,435

			169,113,101

Electronic Equipment & Instruments 2.2%
[b]Flextronics International Ltd.	Singapore	641,110	6,026,434
FUJIFILM Holdings Corp.	Japan	819,037	28,158,857
Tyco Electronics Ltd.	United States	847,788	30,367,766

			64,553,057

Energy Equipment & Services 0.3%
Aker Solutions ASA	Norway	293,540	6,932,359
[b]SBM Offshore NV	Netherlands	54,940	2,027,760

			8,960,119

Food Products 1.3%
Nestle SA	Switzerland	860,340	38,877,430

Health Care Equipment & Supplies 2.3%
[b]Boston Scientific Corp.	United States	3,115,270	38,286,669
Covidien Ltd.	United States	594,418	28,466,678
Olympus Corp.	Japan	800	27,052

			66,780,399

Hotels, Restaurants & Leisure 1.2%
Accor SA	France	122,590	8,190,272
Compass Group PLC	United Kingdom	3,665,779	27,715,450

			35,905,722

Industrial Conglomerates 6.0%
General Electric Co.	United States	2,123,410	56,673,813
Koninklijke Philips Electronics NV	Netherlands	912,198	31,039,459
Siemens AG	Germany	602,004	66,467,837
Tyco International Ltd.	United States	594,418	23,800,497

			177,981,606

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Insurance 4.7%
American International Group Inc.	United States	1,023,745	$27,088,293
Aviva PLC	United Kingdom	3,808,161	38,009,915
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	95,260	16,690,100
Old Mutual PLC	United Kingdom	7,445,420	13,765,153
Progressive Corp.	United States	952,720	17,834,918
Standard Life PLC	United Kingdom	2,504,813	10,466,974
Torchmark Corp.	United States	253,277	14,854,696

			138,710,049

Internet & Catalog Retail 0.4%
[b]Expedia Inc.	United States	694,780	12,770,056

IT Services 3.0%
Accenture Ltd., A	United States	1,524,537	62,079,146
Electronic Data Systems Corp.	United States	1,092,120	26,909,837

			88,988,983

Leisure Equipment & Products 0.5%
Eastman Kodak Co.	United States	909,099	13,118,299

Machinery 0.3%
Pentair Inc.	United States	259,900	9,101,698

Media 10.2%
Comcast Corp., A	United States	2,085,382	39,121,766
[b]The Interpublic Group of Cos. Inc.	United States	1,536,558	13,214,399
Mediaset SpA	Italy	1,702,300	11,224,350
News Corp., A	United States	3,701,922	55,676,907
Pearson PLC	United Kingdom	1,618,498	19,814,263
Reed Elsevier NV	Netherlands	1,484,745	25,038,690
Time Warner Inc.	United States	3,275,372	48,475,506
[b]Viacom Inc., B	United States	1,325,938	40,494,146
Vivendi SA	France	1,126,740	42,757,373
Yell Group PLC	United Kingdom	2,513,700	3,530,583

			299,347,983

Office Electronics 1.0%
Konica Minolta Holdings Ltd.	Japan	1,733,800	29,281,810

Oil, Gas & Consumable Fuels 10.3%
BP PLC	United Kingdom	5,953,149	69,174,395
El Paso Corp.	United States	2,309,384	50,206,008
Eni SpA	Italy	863,977	32,241,912
Gazprom, ADR	Russia	475,980	27,618,740
Royal Dutch Shell PLC, B	United Kingdom	1,405,134	56,519,450
Total SA, B	France	785,470	67,034,620

			302,795,125

Paper & Forest Products 1.8%
International Paper Co.	United States	465,453	10,845,055
Stora Enso OYJ, R	Finland	1,117,082	10,483,386
Svenska Cellulosa AB, B	Sweden	999,463	14,144,362
UPM-Kymmene OYJ	Finland	1,087,262	17,804,829

			53,277,632

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Pharmaceuticals 7.3%
GlaxoSmithKline PLC	United Kingdom	2,211,422	$49,035,506
Merck & Co. Inc.	United States	647,601	24,408,082
Novartis AG	Switzerland	762,074	41,964,427
Pfizer Inc.	United States	3,182,513	55,598,502
Sanofi-Aventis	France	640,537	42,794,457

			213,800,974

Real Estate Management & Development 1.0%
Cheung Kong (Holdings) Ltd.	Hong Kong	1,199,833	16,172,683
Swire Pacific Ltd., A	Hong Kong	1,408,516	14,406,252

			30,578,935

Semiconductors & Semiconductor Equipment 2.8%
[b]Infineon Technologies AG	Germany	2,227,809	19,153,179
Samsung Electronics Co. Ltd.	South Korea	80,600	48,136,646
[b]Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7,177,000	15,369,321

			82,659,146

Software 6.3%
Microsoft Corp.	United States	3,264,459	89,805,267
[b]Oracle Corp.	United States	3,491,900	73,329,900
SAP AG	Germany	448,750	23,416,783

			186,551,950

Specialty Retail 0.9%
[b]Chico’s FAS Inc.	United States	1,293,800	6,947,706
Kingfisher PLC	United Kingdom	8,184,646	18,311,483

			25,259,189

Trading Companies & Distributors 0.2%
Wolseley PLC	United Kingdom	641,644	4,812,857

Wireless Telecommunication Services 3.4%
SK Telecom Co. Ltd.	South Korea	51,673	9,406,313
SK Telecom Co. Ltd., ADR	South Korea	108,491	2,253,358
Sprint Nextel Corp.	United States	2,792,710	26,530,745
Turkcell Iletisim Hizmetleri AS	Turkey	465,865	2,663,173
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	246,000	3,579,300
Vodafone Group PLC	United Kingdom	18,461,433	54,857,060

			99,289,949

Total Common Stocks (Cost $2,868,940,155)			2,804,584,050

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2008 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Principal Amount	Value
Short Term Investments 5.1%
U.S. Government and Agency Securities 5.1%
[c]FHLB, 7/01/08 - 1/23/09	United States	$48,030,000	$47,565,032
FHLB, 2.20%, 1/14/09	United States	30,000,000	29,912,340
[c]FHLMC, 11/21/08 - 2/02/09	United States	35,000,000	34,519,230
[c]FNMA, 9/17/08 - 11/26/08	United States	40,000,000	39,672,435

Total U.S. Government and Agency Securities (Cost $151,879,267)			151,669,037

Total Investments (Cost $3,020,819,422) 100.3%			2,956,253,087
Other Assets, less Liabilities (0.3)%			(7,559,814)

Net Assets 100.0%			$2,948,693,273

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2008, the value of this security was $3,253, representing less than 0.01% of net assets.

bNon-income producing for the twelve months ended June 30, 2008.

cThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Templeton Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,020,819,422

Value - Unaffiliated issuers	$2,956,253,087
Cash	1,996
Receivables:
Capital shares sold	1,676,705
Dividends and interest	6,775,447

Total assets	2,964,707,235

Liabilities:
Payables:
Investment securities purchased	5,280,576
Capital shares redeemed	7,112,045
Affiliates	2,985,310
Accrued expenses and other liabilities	636,031

Total liabilities	16,013,962

Net assets, at value	$2,948,693,273

Net assets consist of:
Paid-in capital	$2,969,158,374
Undistributed net investment income	52,213,629
Net unrealized appreciation (depreciation)	(64,503,711)
Accumulated net realized gain (loss)	(8,175,019)

Net assets, at value	$2,948,693,273

Class 1:
Net assets, at value	$414,427,229

Shares outstanding	33,661,126

Net asset value and maximum offering price per share	$12.31

Class 2:
Net assets, at value	$2,527,622,195

Shares outstanding	208,403,772

Net asset value and maximum offering price per share	$12.13

Class 4:
Net assets, at value	$6,643,849

Shares outstanding	540,208

Net asset value and maximum offering price per share	$12.30

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2008 (unaudited)

Templeton Growth Securities Fund
Investment income:
Dividends (net of foreign taxes of $7,082,529)	$66,339,301
Interest	1,457,037

Total investment income	67,796,338

Expenses:
Management fees (Note 3a)	11,549,724
Distribution fees: (Note 3c)
Class 2	3,431,001
Class 4	1,266
Unaffiliated transfer agent fees	1,431
Custodian fees (Note 4)	261,075
Reports to shareholders	228,418
Professional fees	66,890
Trustees’ fees and expenses	7,665
Other	36,866

Total expenses	15,584,336
Expense reductions (Note 4)	(3,177)

Net expenses	15,581,159

Net investment income	52,215,179

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(6,612,113)
Foreign currency transactions	340,314

Net realized gain (loss)	(6,271,799)

Net change in unrealized appreciation (depreciation) on:
Investments	(564,868,660)
Translation of assets and liabilities denominated in foreign currencies	49,975

Net change in unrealized appreciation (depreciation)	(564,818,685)

Net realized and unrealized gain (loss)	(571,090,484)

Net increase (decrease) in net assets resulting from operations	$(518,875,305)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Growth Securities Fund
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Increase (decrease) in net assets:
Operations:
Net investment income	$52,215,179	$50,480,325
Net realized gain (loss) from investments and foreign currency transactions	(6,271,799)	193,275,854
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(564,818,685)	(172,736,594)

Net increase (decrease) in net assets resulting from operations	(518,875,305)	71,019,585

Distributions to shareholders from:
Net investment income:
Class 1	(7,929,338)	(5,889,701)
Class 2	(42,575,426)	(42,446,708)
Class 4	(69,174)	—
Net realized gains:
Class 1	(26,359,362)	(16,577,798)
Class 2	(167,773,428)	(135,434,521)
Class 4	(229,952)	—

Total distributions to shareholders	(244,936,680)	(200,348,728)

Capital share transactions:
Class 1	106,846,373	4,489,795
Class 2	9,632,864	477,890,822
Class 4	7,285,124	—

Total capital share transactions	123,764,361	482,380,617

Net increase (decrease) in net assets	(640,047,624)	353,051,474
Net assets:
Beginning of period	3,588,740,897	3,235,689,423

End of period	$2,948,693,273	$3,588,740,897

Undistributed net investment income included in net assets:
End of period	$52,213,629	$50,572,388

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds. The Templeton Growth Securities Fund (Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Effective February 29, 2008, the Fund began offering a new class of shares, Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund’s financial statements.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2008[a]		Year Ended December 31, 2007
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,196,927	$102,623,596	3,270,092	$52,030,675
Shares issued in reinvestment of distributions	2,666,306	34,288,699	1,362,492	22,467,499
Shares redeemed	(2,129,481)	(30,065,922)	(4,322,603)	(70,008,379)

Net increase (decrease)	7,733,752	$106,846,373	309,981	$4,489,795

Class 2 Shares:
Shares sold	6,165,077	$85,474,784	40,286,926	$647,823,344
Shares issued in reinvestment of distributions	16,568,591	209,924,044	10,921,155	177,577,983
Shares redeemed	(20,453,415)	(285,765,964)	(22,199,545)	(347,510,505)

Net increase (decrease)	2,280,253	$9,632,864	29,008,536	$477,890,822

Class 4 Shares:
Shares sold	516,961	$6,986,399
Shares issued on reinvestment of distributions	23,247	298,725

Net increase (decrease)	540,208	$7,285,124

[a]For	the period February 29, 2008 (effective date) to June 30, 2008 for Class 4.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Limited (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	Over $500 million, up to and including $1 billion
0.700%	Over $1 billion, up to and including $5 billion
0.675%	Over $5 billion, up to and including $10 billion
0.655%	Over $10 billion, up to and including $15 billion
0.635%	Over $15 billion, up to and including $20 billion
0.615%	In excess of $20 billion

Under a subadvisory agreement, TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized capital losses of $1,891,663.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,020,819,422

Unrealized appreciation	$358,477,803
Unrealized depreciation	(423,044,138)

Net unrealized appreciation (depreciation)	$(64,566,335)

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $335,004,779 and $333,560,923, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund’s financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

8. FAIR VALUE MEASUREMENTS (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$2,804,343,096	$151,909,991	$—	$2,956,253,087

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Growth Securities Fund

At December 31, 2007 more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 12, 2008, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	0.0227	0.2034
Class 2	0.0227	0.1775
Class 4	0.0227	0.2034

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Bloomberg World Communications Index is a market capitalization-weighted index designed to measure equity performance of the communications sector of the Bloomberg World Index.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse (CS) High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high yield debt market.

Credit Suisse (CS) Leveraged Loan Index is designed to mirror the investible universe of the U.S. dollar-denominated leveraged loan market.

Dow Jones Industrial Average (the Dow) is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. Regional market returns are from subindexes of the JPM EMBI Global.

J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lehman Brothers (LB) U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers (LB) U.S. Government: Intermediate Index is the intermediate component of the LB U.S. Government Index. The index includes securities issued by the U.S. government or agency. These include obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Lipper Multi-Sector Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/08, there were 154 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 65% or more of their portfolios in equities. For the six-month period ended 6/30/08, there were 65 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/08, there were 68 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds in the Lipper VIP underlying funds universe. Lipper High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/08, there were 105 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

I-1

Merrill Lynch 2- and 5-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent approximately 17% of total market capitalization of the Russell 3000 Index.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is market capitalization weighted and measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investible U.S. equity market.

Russell Midcap™ Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index is market capitalization weighted and measures performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of total market capitalization of the Russell 1000 Index.

Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s (S&P)/Citigroup BMI Global REIT Index is designed to measure performance of the investible universe of publicly traded real estate investment trusts. Index constituents generally derive more than 60% of revenue from real estate development, management, rental, and/or direct investment in physical property and with local REIT or property trust tax status.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

I-2

Franklin Templeton Variable Insurance Products Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held April 15, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust other than the recently formed Franklin Templeton VIP Founding Funds Allocation Fund, which did not require an agreement renewal (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management’s explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE.    The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

INVESTMENT PERFORMANCE.    The Board placed significant emphasis on the investment performance of each of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class 1 shares, or Class 2 shares for those Funds having only Class 2 shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended January 31, 2008, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for each Fund and in certain cases, as indicated, on an income return basis as well. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Flex Cap Growth Securities Fund – The performance universe for this Fund, which has been in operation for only two full years, consisted of the Fund and all multi-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period and cumulative two-year periods, respectively, to be in the middle and second-lowest quintiles of such universe. In light of its limited period of operation, the Board felt that no meaningful record of performance had been established.

Franklin Global Communications Securities Fund – The performance universe for this Fund consisted of the Fund and all specialty and miscellaneous funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the second-highest quintile of its performance universe for the one-year period and the highest quintile for the previous three- and five-year annualized periods and its income return for the one-year period to be in the second-lowest quintile of its performance universe, and the second-highest and highest quintiles of such universe for the previous three- and five-year periods, respectively, on an annualized basis. There was no meaningful universe in existence for earlier periods. The Board was satisfied with such performance.

Franklin Global Real Estate Securities Fund – The performance universe for this Fund consisted of the Fund and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe for the one-year period and on an annualized basis to be in the lowest quintile of such universe for the previous three-, five- and 10-year periods. The Board noted that on May 1, 2007, the Fund had changed portfolio managers and also had adopted a global investment mandate. The Board discussed with management steps being taken to improve the Fund’s performance, but believed that the limited period of operations since such change in managers and mandate provided no meaningful measure of performance.

Franklin Growth and Income Securities Fund – The performance universe for this Fund consisted of the Fund and all equity income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return during the one-year period and on an annualized basis in each of the previous three-, five- and 10-year periods to be in the highest quintile of such performance universe. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest quintile of such universe, and on an annualized basis for each of the previous three- and five-year periods to be in the lowest quintile and for the previous 10-year period to be in the second-lowest quintile of such performance universe. In discussing performance, management pointed to the Fund’s investment strategy of focusing on dividend paying stocks, noting that underperformance in the Fund’s total return on a relative basis reflected such strategy with its poor absolute total return during the past year being largely attributable to its exposure to stocks in the financial sector. While intending to monitor management’s efforts to improve total return, the Board did not believe the Fund’s overall performance warranted any change in portfolio management.

Franklin High Income Securities Fund – The performance universe for this Fund consisted of the Fund and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-lowest quintile of such universe, and on an annualized basis to be in the second-lowest quintile of such universe for the previous three-year period, middle quintile for the previous five-year period, and highest quintile of such universe for the previous 10-year period. The Lipper report showed the Fund’s total return to be in the second-highest quintile of its performance universe for the one-year period as well as the previous three-year period on an annualized

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

basis and in the highest and second-lowest quintiles of such universe, respectively, for the previous five- and 10-year periods on an annualized basis. The Board found such performance to be acceptable, noting that its absolute income returns for the one- and three-year annualized periods were 6.69% and 6.76%, respectively, as set forth in the Lipper report.

Franklin Income Securities Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest quintile of such universe for the one-year period and to also be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Lipper report showed the Fund’s total return to be in the middle quintile of its performance universe for the one-year period and in the highest quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Board was satisfied with such performance.

Franklin Large Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the second-highest quintile of such universe for the one-year period, and on an annualized basis to be in the lowest quintile of such universe for the previous three- and five-year periods, but the highest quintile of such universe for the previous 10-year period. While intending to monitor this Fund’s performance, the Board did not believe it warranted any change in portfolio management, noting the Fund’s absolute level of total return for the annualized five-year period was 9.88% as shown in the Lipper report.

Franklin Large Cap Value Securities Fund – The performance universe for this Fund, which has been in operation for only two full years, consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the second-highest quintile of such universe for the one-year period and the middle quintile of such universe for the two-year period on an annualized basis. In light of its limited period of operation, the Board felt that no meaningful record of performance had been established.

Franklin Money Market Fund – The performance universe for this Fund consisted of the Fund and all money market funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe during the one-year period and to be in the lowest quintile of such universe for the previous three-year period, and the second-lowest quintile of such universe during the previous five- and 10-year periods on an annualized basis. The Board found such performance to be acceptable noting this was the smallest Fund within the Trust, that it was managed conservatively with a high-quality portfolio having no structured or lower-rated securities and that its return was competitive, being within 10 basis points of the universe median for the annualized previous 10 years as set forth in the Lipper report.

Franklin Rising Dividends Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest quintile of such universe for the one-year period, and on an annualized basis to be in the highest quintile for the previous three-year period and the second-highest quintile for the previous five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the middle quintile of the performance universe for the one-year period and on an annualized basis to be in the second-lowest and lowest quintiles for the previous three- and five-year periods, respectively, but in the highest quintile of such universe for the previous 10-year period. The Board believed the Fund’s total return performance reflected its specifically stated strategy of investing in companies with consistently rising dividends and that no change in such strategy or portfolio management was needed.

Franklin Small Cap Value Securities Fund – The performance universe for this Fund consists of the Fund and all small-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of such performance universe, and on an annualized basis to be in the highest quintile of such universe during the previous three-year period and the second-highest quintile of such universe during the previous five-year period. The Fund has not been in existence for a full 10-year period. The Board was satisfied with such performance.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Small-Mid Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of such universe, and on an annualized basis to be in the lowest quintile of such universe for the previous three-year period and the second-lowest quintile of such universe for the previous five- and 10-year periods. The independent Trustees met separately with the Fund’s lead portfolio manager to discuss various steps being taken to improve performance. While intending to continuously monitor this Fund, the Trustees were satisfied with management’s response and the efforts being taken to improve its performance.

Franklin Strategic Income Securities Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the second-highest quintile of such performance universe for the one-year period, and on an annualized basis to be in the second-highest and middle quintiles, respectively, during the previous three-and five-year periods. The Fund has not been in existence for a full 10-year period. The Lipper report showed the Fund’s total return to be in the middle quintile of such universe during the one-year period and the second-highest and highest quintiles, respectively, of such universe for the previous three- and five-year periods on an annualized basis. The Board was satisfied with such performance.

Franklin U.S. Government Fund – The performance universe for this Fund consisted of the Fund and all general U.S. government funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such universe and on an annualized basis to also be in the highest quintile of such universe for the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the middle quintile of such universe for the one-year period, and on an annualized basis to be in either the highest or next to highest quintile of such universe during the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Franklin Zero Coupon 2010 Fund – The performance universe for this Fund consisted of the Fund and three other target maturity funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be above the median of such universe and on an annualized basis to be above the median for the previous three- and 10-year periods and at the median for the previous five-year period. The Lipper report showed the Fund’s total return to be above the median of the performance universe during the one-year period and in each of the previous three- and 10-year periods and at the median for the previous five-year period on an annualized basis. The Board was satisfied with such performance.

Mutual Discovery Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of such universe and on an annualized basis to be in the second-highest or highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Mutual Shares Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such universe, and on an annualized basis to also be in the highest or second-highest quintile for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of the performance universe, but on an annualized basis to be in the highest quintile during the previous three- and 10-year periods and middle quintile for the previous five-year period. The Board was satisfied with the Fund’s overall performance.

Templeton Developing Markets Securities Fund – The performance universe for this Fund consisted of the Fund and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest quintile of such performance universe and on an annualized basis to be in the lowest quintile during the previous three-, five- and 10-year periods of such universe. The Board found such performance to be acceptable, noting the Fund’s stated conservative value approach to investing and its absolute levels of total return, which exceeded 10% for the one-year period and 21% and 28%, respectively, for the annualized three- and five-year periods as shown in the Lipper report.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Templeton Foreign Securities Fund – The performance universe for this Fund consisted of the Fund and all international value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of such performance universe and on an annualized basis to be in the middle quintile during the previous three-year period, and in the second-lowest quintile of such universe during the previous five- and 10-year periods. In discussing this performance, management cited its disciplined and long-term value approach to investing and in finding such performance acceptable, the Board noted that changes in the Fund’s portfolio managers had taken place during the past year and discussed steps being taken by such managers to improve performance.

Templeton Global Asset Allocation Fund – The performance universe for this Fund consisted of the Fund and all global flexible portfolio funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the middle quintile of such performance universe and on an annualized basis to be in the highest or second-highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Templeton Global Income Securities Fund – The performance universe for this Fund consisted of the Fund and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-lowest quintile of such performance universe, and on an annualized basis to be in the second-lowest quintile of such universe for the previous three-year period and the highest and second-highest quintiles of such universe during each of the previous five- and 10-year periods, respectively. The Lipper report showed the Fund’s total return for the one-year period to be in the second-highest quintile of its performance universe and on an annualized basis to be in the highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Templeton Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of such performance universe and on an annualized basis to be in the second-lowest quintile of such universe for the previous three-year period, the middle quintile for the previous five-year period, and the second-highest quintile for the previous 10-year period. Management discussed the reasons for the Fund’s relative underperformance in recent years emphasizing its disciplined, value-oriented, long-term approach to investments. In finding such performance to be acceptable, the Board noted changes in the Fund’s portfolio managers that had taken place during the previous year and steps being taken to improve the Fund’s performance.

COMPARATIVE EXPENSES.    Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management advisory services covered under a Fund’s investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges at the fund level as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class 1 shares, or Class 2 shares for those Funds having only Class 2 shares. The results of such comparisons showed that both the contractual investment management fee rates and actual total expenses of the following Funds were in the least expensive quintile of their respective Lipper expense groups: Franklin Global Communications Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Income Securities Fund, Franklin Strategic Income Securities Fund, Franklin Small Cap Value Securities Fund and Templeton Global Income Securities Fund. The contractual investment management fee rate and actual total expense rate of Franklin Zero Coupon Fund 2010 were in each case the least expensive within its expense group. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds. The contractual investment management fee rate for Franklin Rising Dividends Securities Fund was below the median and its actual total expenses were in the least expensive quintile of its respective Lipper expense group. The Board was satisfied with the

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

comparative contractual investment management fees and expenses of the Fund. The contractual investment management fee rate for Franklin Small Mid-Cap Growth Securities Fund and Franklin U.S. Government Fund were below the median of their Lipper expense groups, with total expenses also below the median of their respective Lipper expense groups. The Board found such comparative expenses to be acceptable. The contractual investment management fee rates for Franklin Flex Cap Growth Securities Fund and Franklin Large Cap Value Securities Fund were in the most expensive quintiles of their Lipper expense groups, and in each case total expenses were below the median of such groups. The Board was satisfied with the comparative expenses of these Funds, noting that expenses were subsidized through fee waivers. The contractual investment management fee rate as well as actual expenses for Franklin Large Cap Growth Securities Fund was slightly above the median of its Lipper expense group. The Board found the comparative expenses of this Fund to be acceptable, noting that its contractual investment management fee and actual total expenses were within 1 and 2 basis points, respectively, of its expense group median. The contractual investment management fee rate and actual total expenses of Templeton Global Asset Allocation Fund were each above, but within 5.1 basis points of, its Lipper expense group median and the Board found such comparative expenses acceptable, noting the overall good performance of this Fund. The contractual investment management fee rate and actual total expenses of Franklin Money Market Fund were both in the most expensive quintile of that Fund’s Lipper expense group. In discussing such expense comparisons, management stated that this Fund, which was already the smallest of its variable insurance funds, was continuously decreasing in size as the result of the discontinuance of sales to new investors by the insurance company that historically had utilized this Fund and whose accounts held substantially all of the Fund’s shares. Management further explained that such small size and its continuous reduction resulted in higher expense ratios for reasons including the inability to reach breakpoint levels provided in its management fee structure. The Board found the comparative expenses of the Fund to be acceptable in view of management’s explanation. The contractual investment fee rate for Templeton Growth Securities Fund was in the second most expensive quintile of its Lipper expense group, but its actual total expenses were at the expense group median. The Board found such expenses acceptable. The contractual investment management fee rate of Templeton Developing Markets Securities Fund was in the most expensive quintile of its expense group, while its total expenses were in the second most expensive quintile of such group. The Board found such expenses acceptable, noting factors raised by management, such as the quality and experience of its portfolio managers and research staff and the depth of its physical presence and coverage in emerging markets geographical areas. The contractual investment management fee rate of Mutual Discovery Securities Fund, as well as the actual total expenses of such Fund, was in the most expensive quintile of its respective Lipper expense group. The contractual investment management fee rate of Mutual Shares Securities Fund was in the second most expensive quintile of its expense group, while its total expenses were slightly above its Lipper expense group median. In discussing these comparative expenses, management stated its view that the expenses of both Funds were at an appropriate level in view of their consistently superior investment performance, the quality and experience of their portfolio managers and the research-driven, fundamental value strategy employed in their portfolio selections. The Board found the comparative expenses of these Funds to be acceptable noting the points raised by management. The contractual investment fee rate for Franklin Global Real Estate Securities Fund was in the most expensive quintile of its Lipper expense group, while its total expenses were in the least expensive quintile of such group. The Board was satisfied with such comparative expenses, noting that due to fee waivers this Fund’s actual management fee was in the least expensive quintile of its expense group. The contractual investment management fee rate for Templeton Foreign Securities Fund was in the middle quintile of its Lipper expense group, while its total expenses were in the least expensive quintile of such group, and the Board was satisfied with these expenses.

MANAGEMENT PROFITABILITY.    The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds’ Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE.    The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. All of the Funds have management fee breakpoints that extend beyond their existing asset size and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believed the schedules of investment management fees provide a sharing of benefits for each Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

One Franklin Parkway San Mateo, CA 94403-1906

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Franklin Templeton Institutional, LLC

Templeton Asset Management, Ltd., Singapore

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are generally sold only to insurance company separate accounts (Separate Account) to serve as the investment vehicles for both variable annuity and variable life insurance contracts.

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTVIP S2008 08/08

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is John B. Wilson and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

N/A

Item 5.	Audit Committee of Listed Registrants.

N/A

Item 6.	Schedule of Investments.

N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

N/A

Item 10.	Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer – Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer – Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer – Finance and Administration

Date August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer – Finance and Administration

Date August 27, 2008

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Cheif Accounting Officer

Date August 27, 2008